TD WATERHOUSE TRUST

Bond Index Fund
Dow 30 Fund
500 Index Fund
Extended Market Index Fund
Asian Pacific Index Fund
European Index Fund

Dear Shareholder:

Each of your Funds will hold a Joint Special Meeting of Shareholders on June 7, 2005 at 10:00 a.m.,

Eastern Time, at the offices of TD Waterhouse Trust, 100 Wall Street, 20th Floor, New York, New York 10005. If you are a shareholder of record as of the close of business on April 15, 2005, you are entitled to vote at the Meeting on a proposal affecting your Fund. At the Meeting, shareholders will be asked to vote on the following:

1. For each Fund, the approval or disapproval of an Agreement and Plan of Reorganization that would reorganize your Fund with a mutual fund advised by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc. (“T. Rowe Price”). In connection with each reorganization, you will receive shares of a T.Rowe Price fund in exchange for shares of your Fund. These shares will have the same aggregate net asset value as the shares of your Fund immediately prior to the reorganization. This means that you may end up with a different number of shares compared to what you originally held, but the total dollar value of your shares will be the same.

2. For the TD Waterhouse Dow 30 Fund (“Dow 30 Fund”) only, the approval or disapproval of a change in the fundamental investment objective of the Dow 30 Fund, from seeking to match the total return of the Dow Jones Industrial AverageSM (before Fund expenses) to seeking to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. If approved, this change will be implemented approximately two weeks prior to the consummation of the reorganization of the Dow 30 Fund with a T. Rowe Price fund. However, this proposal is specifically contingent on Dow 30 Fund shareholders approving the reorganization of the Dow 30 Fund described in No. 1 above. Therefore, if the reorganization of the Dow 30 Fund is not approved by shareholders, then the change in investment objective of the Dow 30 Fund will not take effect even if it is approved by shareholders.

3. Any other business properly brought before the meeting, including any adjournments or postponements of the meeting.

                    The accompanying proxy statement and prospectus includes a detailed description of each proposal. Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

Very truly yours,

Marc Schuman
Secretary, TD Waterhouse Trust

TD WATERHOUSE TRUST

Bond Index Fund
Dow 30 Fund
500 Index Fund
Extended Market Index Fund
Asian Pacific Index Fund
European Index Fund

IMPORTANT NEWS FOR SHAREHOLDERS

While we encourage you to read the full text of the enclosed Proxy Statement and Prospectus, here is a brief overview of some matters affecting your Fund that require a shareholder vote.

Q&A: QUESTIONS AND ANSWERS

Q.	WHAT IS HAPPENING?

A.

Due in large part to a refocusing by the TD Waterhouse organization on its core business, the management and Trustees of TD Waterhouse Trust have decided to reorganize each of the six portfolios (“TDW Funds”) of TD Waterhouse Trust with an index fund advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”) or T. Rowe Price International, Inc. (“T. Rowe Price International”). You are being asked to vote on this proposal for each TDW Fund of which you are a shareholder. We refer to each fund advised by T. Rowe Price or T. Rowe Price International as a “Price Fund,” and each proposed transaction between a TDW Fund and a Price Fund as a “Reorganization.”

Q.	WHAT ARE THE REORGANIZATIONS?

A.

Pursuant to each Reorganization, your TDW Fund will be combined with a Price Fund, and you will automatically become a shareholder of the Price Fund. The Board of Trustees of TD Waterhouse Trust (the “TDW Board”) unanimously approved each Reorganization.

Shareholders of each TDW Fund are being asked to approve the Reorganization relating to that TDW Fund. The attached Proxy Statement and Prospectus describes each proposed Reorganization. Specifically, you will find information relating to the following Reorganizations:

TDW Fund:	Price Fund:

TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund
TD Waterhouse Dow 30 Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse 500 Index Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund
TD Waterhouse Asian Pacific Index Fund	T. Rowe Price International Equity Index Fund
TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund

The Board of Trustees of TD Waterhouse Trust, including all of the Independent Trustees, unanimously recommends that you vote FOR the Reorganization.

Q.	DOES THE PRICE FUND SEEK TO TRACK THE SAME INDEX AS THE RESPECTIVE TDW FUND?

A.

It is proposed that the TD Waterhouse Bond Index Fund, TD Waterhouse 500 Index Fund and  TD Waterhouse Extended Market Index Fund Reorganize with a Price Fund that seeks to track the same index, and therefore will not be required to significantly realign their respective portfolios prior to the Reorganization. It is proposed that the other three TDW Funds reorganize with a Price Fund that seeks to track a different index, as listed below.

TDW FUND	CURRENT INDEX	INDEX OF PRICE FUND

TD Waterhouse Dow 30 Fund	Dow Jones Industrial AverageSM	Standard & Poor’s 500 Composite Stock Price Index

TD Waterhouse Asian Pacific Index Fund	Morgan Stanley Capital International Pacific Index	FTSETM Developed ex North America Index

TD Waterhouse European Index Fund	Morgan Stanley Capital International Europe Index	FTSETM Developed ex North America Index

The TDW Board considered the proposed change in the index for these TDW Funds, and concluded that the Reorganization with the respective Price Fund was in the best interests of each TDW Fund and its shareholders. Approximately two weeks prior to consummation of the Reorganization of each of the TD Waterhouse Dow 30 Fund and TD Waterhouse Asian Pacific Index Fund, the TDW Fund’s portfolio will be realigned to correspond with the new index. Shareholders of the TD Waterhouse Dow 30 Fund and TD Waterhouse Asian Pacific Index Fund will bear the transaction, tax and any other costs of such realignment (except to the extent voluntarily assumed by TD Waterhouse Asset Management, Inc. or its affiliate). Given the size of each Fund’s capital loss carryforwards, neither Fund is anticipated to generate significant capital gains, as a result of the realignment, on which shareholders may be taxed. A similar realignment of the portfolio of the TD Waterhouse European Index Fund will not be required prior to the consummation of the Reorganization.

Q.	WHY ARE SHAREHOLDERS OF THE TD WATERHOUSE DOW 30 FUND BEING ASKED TO VOTE ON A CHANGE IN THE FUND’S INVESTMENT OBJECTIVE?

A.

The investment objective of the TD Waterhouse Dow 30 Fund has been designated as a fundamental policy of the Fund. Under the Investment Company Act of 1940, a fundamental policy may be changed only with approval from both the Trustees and the shareholders. As indicated above, this change is necessary so that the TD Waterhouse Dow 30 Fund can realign its portfolio in anticipation of a reorganization with a Price Fund that seeks to match the performance of the Standard & Poor’s 500 Composite Stock Price Index.

Q.	HOW WILL THE REORGANIZATION AFFECT MY ACCOUNT?

A.

If shareholders of a TDW Fund approve the Reorganization affecting the Fund, TDW Fund shares will be exchanged, on a tax-free basis, for an equal aggregate dollar value of shares of a Price Fund. This means that you may end up with a different number of shares compared to what you originally held, but the total dollar value of your shares will be the same. Please note that when calculating the dollar value of your shares with respect to the Reorganization, the net asset value of a TDW Fund share will be determined in accordance with the procedures described in the Price Funds’ Prospectus and Statement of Additional Information and in accordance with the Price Funds’ valuation procedures. These procedures are generally comparable to those used by the TDW Funds, but could result in a different valuation of particular securities held by a TDW Fund. The TDW Funds do not anticipate any material pricing differences under the two sets of procedures.

Q.	WHY DOES THE TDW BOARD RECOMMEND APPROVAL OF THE REORGANIZATIONS?

A.

Your Board has based this recommendation on its consideration of a number of factors, including the following: after each Reorganization, shareholders of the TD Waterhouse Bond Index Fund, TD Waterhouse 500 Index Fund and TD Waterhouse Extended Market Index Fund would remain invested in an index fund that seeks to track the same index, shareholders of the TD Waterhouse Dow 30 Fund would remain invested in an index fund that seeks to track a large capitalization equity index, and shareholders of the TD Waterhouse Asian Pacific Index Fund and TD Waterhouse European Index Fund would remain invested in an index Fund that seeks to track an international equity index; the fees and expenses of each Price Fund are the same or lower in the aggregate than those of the respective TDW Fund; potential benefits to shareholders, such as the services available to shareholders of Price Funds; and the fact that the interests of TDW Fund shareholders will not be diluted as a result of a Reorganization. After each Reorganization, shareholders of each TDW Fund will hold shares of the same aggregate net asset value in a Price Fund.

Q.	WHO WILL MANAGE MY FUND AFTER THE REORGANIZATION?

A.

TD Waterhouse Asset Management, Inc. (“TDWAM”) currently manages the assets of each TDW Fund. TDWAM has delegated responsibility for providing investment advice to each TDW Fund other than the TD Waterhouse Dow 30 Fund to an affiliated sub-adviser, TD Investment Management Inc. (although on or about June 1, 2005, that delegation will terminate as a result of a corporate restructuring). After completion of the Reorganizations, T. Rowe Price will manage the assets of each TDW Fund, except for the TD Waterhouse Asian Pacific Index Fund and TD Waterhouse European Index Fund, which will be managed by T. Rowe Price International, in each case as part of the respective Price Fund.

Q.	WILL THE REORGANIZATIONS BE TAX-FREE?

A.

The Reorganizations will be accomplished, in the opinion of counsel, on a tax-free basis. This means that you should not recognize any capital gains (or losses) for federal income tax purposes, when your TDW Fund shares are exchanged for Price Fund shares. It should be noted, however, that there may be tax consequences to shareholders from the sale of securities from the portfolios of the TDW Funds prior to the consummation of the Reorganization.

Q.	HOW DOES THE TDW BOARD RECOMMEND THAT I VOTE?

A.

After careful consideration, based upon their evaluation of all relevant information, and after meeting with counsel to the Independent Trustees regarding the legal issues involved, the TDW Board, including the Independent Trustees, recommends that you vote FOR all of the proposals on the enclosed proxy card.

Q.	WHAT HAPPENS IF ANY OF THE PROPOSALS ARE NOT APPROVED BY SHAREHOLDERS?

A.

Each Reorganization is a separate transaction and is not dependent on any other Reorganization being approved. The Reorganization of the TD Waterhouse Dow 30 Fund is, however, dependent on Proposal 2 being approved by shareholders of that Fund. If a Reorganization is not approved by shareholders, the TDW Board will determine what, if any, additional action should be taken.

Q.	WHO GETS TO VOTE?

A.

If you owned shares of a TDW Fund at the close of business on April 15, 2005, you are entitled to vote with respect to your Fund, even if you later sold the shares. Each share of a TDW Fund is entitled to one vote, with fractional shares voting proportionally.

Q.	WHY ARE MULTIPLE PROXY CARDS ENCLOSED?

A.	If you are a shareholder of more than one of the TDW Funds, you will receive a proxy card for each TDW Fund in which you own shares.

Q.	I’M A SMALL INVESTOR. WHY SHOULD I VOTE?

A.

Your vote makes a difference. If many small shareholders just like you fail to vote their proxies, your Fund may not receive enough votes to go forward with the Joint Special Meeting of Shareholders and additional costs will be incurred through further proxy solicitations.

Q.	HOW DO I VOTE?

A.

You have several different ways to vote. They include mail, speaking with a representative on the telephone, and voting on-line over the Internet. If you need more information or have any questions on how to vote, call 1-888-999-6134. If you have any questions on a proposal, please call the TD Waterhouse Mutual Fund Services department at 1-800-934-4448 and press option 2 three times.

Your vote is important. Please vote promptly to avoid the additional expense of another solicitation.

TD WATERHOUSE TRUST

Bond Index Fund
Dow 30 Fund
500 Index Fund
Extended Market Index Fund
Asian Pacific Index Fund
European Index Fund

100 Wall Street
New York, New York 10005

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 7, 2005

To our Shareholders:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders (the “Meeting”) of TD

Waterhouse Bond Index Fund, TD Waterhouse Dow 30 Fund, TD Waterhouse 500 Index Fund,  TD Waterhouse Extended Market Index Fund, TD Waterhouse Asian Pacific Index Fund and TD Waterhouse European Index Fund (the “TDW Funds” or the “Acquired Funds”) of TD Waterhouse Trust will be held at the offices of TD Waterhouse Trust, 100 Wall Street, 20th Floor, New York, New York 10005 on June 7, 2005 at 10:00 a.m. Eastern Time, for the following purposes:

          (1)(a)      TD Waterhouse Bond Index Fund (“TDW Bond Index Fund”): to approve or disapprove an Agreement and Plan of Reorganization (the “Agreement and Plan”) providing for the acquisition of substantially all of the assets of the TDW Bond Index Fund by the T. Rowe Price U.S. Bond Index Fund (the “Price Bond Index Fund”), solely in exchange for an equal aggregate value of newly issued shares of the Price Bond Index Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price Bond Index Fund to shareholders of the TDW Bond Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW Bond Index Fund as a separate investment portfolio of TD Waterhouse Trust;

          (b)          TD Waterhouse Dow 30 Fund (“TDW Dow 30 Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW Dow 30 Fund by the T. Rowe Price Equity Index 500 Fund (the “Price Equity Index 500 Fund”), solely in exchange for an equal aggregate value of newly issued shares of the Price Equity Index 500 Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price Equity Index 500 Fund to shareholders of the TDW Dow 30 Fund. Approval of Proposal 2 below by shareholders of the TDW Dow 30 Fund is a condition to the consummation of the Agreement and Plan for the TDW Dow 30 Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW Dow 30 Fund as a separate investment portfolio of TD Waterhouse Trust;

          (c)          TD Waterhouse 500 Index Fund (“TDW 500 Index Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW 500 Index Fund by the Price Equity Index 500 Fund, solely in exchange for an equal aggregate value of newly issued shares of the Price Equity Index 500 Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price Equity Index 500 Fund to shareholders of the TDW 500 Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW 500 Index Fund as a separate investment portfolio of TD Waterhouse Trust;

          (d)          TD Waterhouse Extended Market Index Fund (“TDW Extended Market Index Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW Extended Market Index Fund by the T. Rowe Price Extended Equity Market Index Fund (the “Price Extended Market Index Fund”), solely in exchange for an equal aggregate value of newly issued shares of the Price Extended Market Index Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price Extended Market Index Fund to shareholders of the TDW Extended Market Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW Extended Market Index Fund as a separate investment portfolio of
TD Waterhouse Trust;

          (e)          TD Waterhouse Asian Pacific Index Fund (“TDW Asian Pacific Index Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW Asian Pacific Index Fund by the T. Rowe Price International Equity Index Fund (the “Price International Index Fund”), solely in exchange for an equal aggregate value of newly issued shares of the Price International Index Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price International Index Fund to shareholders of the TDW Asian Pacific Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW Asian Pacific Index Fund as a separate investment portfolio of TD Waterhouse Trust; and

          (f)          TD Waterhouse European Index Fund (“TDW European Index Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW European Index Fund by the Price International Index Fund, solely in exchange for an equal aggregate value of newly issued shares of the Price International Index Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price International Index Fund to shareholders of the TDW European Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW European Index Fund as a separate investment portfolio of TD Waterhouse Trust.

           (2)          TDW Dow 30 Fund: to approve or disapprove a change of the fundamental investment objective of the TDW Dow 30 Fund from one that seeks to track closely the total return of the Dow Jones Industrial AverageSM to one that seeks to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. Approval of this proposal is a condition to consummation of the reorganization described in Proposal 1(b). However, this proposal is specifically contingent on approval of Proposal 1(b) regarding the reorganization of the TDW Dow 30 Fund. Therefore, if Proposal 1(b) is not approved by TDW Dow 30 Fund shareholders, then a change in the investment objective of the TDW Dow 30 Fund will not take effect even if it is approved by TDW Dow 30 Fund shareholders.

(3) To transact such other business as properly may come before the Meeting or any adjournment or postponements thereof.

The Board of Trustees of TD Waterhouse Trust has fixed the close of business on April 15, 2005 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone or the Internet, please refer to the enclosed respective form of proxy.

Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of TD Waterhouse Trust.

The Board of Trustees of TD Waterhouse Trust unanimously recommends that the shareholders of each Acquired Fund approve the Agreement and Plan of Reorganization.

By Order of the Board of Trustees of
TD Waterhouse Trust,

Marc Schuman
Secretary,TD Waterhouse Trust
New York, New York
Dated: May 6, 2005

COMBINED PROXY STATEMENT AND PROSPECTUS

T. ROWE PRICE INDEX FUNDS
T. ROWE PRICE EQUITY INDEX 500 FUND
T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
T. ROWE PRICE U.S. BOND INDEX FUND

TD WATERHOUSE TRUST

JOINT SPECIAL MEETING OF SHAREHOLDERS OF
BOND INDEX FUND
DOW 30 FUND
500 INDEX FUND
EXTENDED MARKET INDEX FUND
ASIAN PACIFIC INDEX FUND
AND
EUROPEAN INDEX FUND
OF
TD WATERHOUSE TRUST

May 6, 2005

          This Proxy Statement and Prospectus is furnished to you because you are a shareholder of one or more of the TD Waterhouse Funds referenced above. TD Waterhouse Trust is holding a Joint Special Meeting of Shareholders (the “Meeting”) on June 7, 2005 to consider the proposals described in this Proxy Statement and Prospectus.

          Your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund would reorganize with a comparable T. Rowe Price Fund, as set out in the chart below. If a reorganization is approved by shareholders, you will become a shareholder of the fund listed opposite your Fund’s name.

Your Fund (“TDW Funds”)	T. Rowe Price Fund (“Price Funds”)

TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund
TD Waterhouse Dow 30 Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse 500 Index Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund
TD Waterhouse Asian Pacific Index Fund	T. Rowe Price International Equity Index Fund
TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund

          This Proxy Statement and Prospectus serves as a prospectus of each Price Fund under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Proxy Statement and Prospectus is May 6, 2005.

i

ii

          TD Waterhouse Trust and each of T. Rowe Price Index Trust, Inc., T. Rowe Price International Index Fund, Inc. and T. Rowe Price U.S. Bond Index Fund, Inc. (the “Price Corporations”) are open-end series management investment companies. TD Waterhouse Trust is organized as a Delaware statutory trust. Each TDW Fund is a series of TD Waterhouse Trust. The Price Corporations are each organized as a Maryland corporation. Each Price Fund is a series of a Price Corporation.

          This Proxy Statement and Prospectus sets forth concisely the information about the Price Funds that you should know before considering a reorganization and should be retained for future reference.
TD Waterhouse Trust has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

          The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:

•

The prospectus relating to the Price Funds, dated March 1, 2005 (T. Rowe Price U.S. Bond Index Fund and T. Rowe Price International Equity Index Fund, or the “Price Bond and International Index Funds”) and May 1, 2005 (T. Rowe Price Equity Index 500 Fund and T. Rowe Price Extended Equity Market Index Fund, or the “Price U.S. Equity Index Funds”), as supplemented (the “Acquiring Funds Prospectus”). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

•

The Annual Reports to Shareholders of the Price Funds for the year ended October 31, 2004 (Price Bond and International Index Funds) and December 31, 2004 (Price U.S. Equity Index Funds). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

          Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the “Statement of Additional Information”), including pro forma financial statements giving effect to the consummation of the respective reorganization of each of the TDW Bond Index Fund, TDW Extended Market Index Fund, TDW Asian Pacific Index Fund and TDW European Index Fund, and is on file with the Securities and Exchange Commission (the “Commission”). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing TDW Funds or Price Funds at the addresses set forth below. The Statement of Additional Information, dated May 6, 2005, is incorporated by reference into this Proxy Statement and Prospectus.

          Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:

If they relate to TDW Funds:	If they relate to Price Funds:

TD Waterhouse Investor Services, Inc Mutual Fund Services P.O. Box 2630 Jersey City, New Jersey 07308-2630 1-800-934-4448	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 21202 1-800-225-5132

          These documents are:

•	A statement of additional information relating to the Price Funds, dated May 1, 2005, as supplemented (the “Acquiring Funds Statement”).

•	The current prospectus relating to the TDW Funds, dated May 28, 2004, as supplemented (the “Acquired Funds Prospectus”).

•	A statement of additional information relating to the TDW Funds, dated May 28, 2004, as supplemented (the “Acquired Funds Statement”).

•	The Annual Report to Shareholders of the TDW Funds for the year ended January 31, 2005.

          The Commission maintains a web site (http://www.sec.gov) that contains the Acquiring Funds Prospectus, the Acquired Funds Prospectus, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

          The address of the principal executive offices of the Price Corporations is 100 East Pratt Street, Baltimore, Maryland 21202, the telephone number is 1-800-225-5132 and the web address is http://www.troweprice.com. The address of the principal executive offices of the TDW Funds is 100 Wall Street, New York, New York 10005, the telephone number is 1-800-934-4448 and the web address is http://www.tdwaterhouse.com.

          The shareholders solicited and entitled to vote on Proposals 1(a), 1(b), 1(c), 1(d), 1(e), 1(f) and 2 of this Proxy Statement and Prospectus are outlined in the following table:

	Proposal	Fund

1. (a)	Approval of Agreement and Plan of Reorganization relating to the TD Waterhouse Bond Index Fund (“TDW Bond Index Fund”)	TDW Bond Index Fund

(b)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse Dow 30 Fund (“TDW Dow 30 Fund”)	TDW Dow 30 Fund

(c)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse 500 Index Fund (“TDW 500 Index Fund”)	TDW 500 Index Fund

(d)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse Extended Market Index Fund (“TDW Extended Market Index Fund”)	TDW Extended Market Index Fund

(e)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse Asian Pacific Index Fund (“TDW Asian Pacific Index Fund”)	TDW Asian Pacific Index Fund

(f)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse European Index Fund (“TDW European Index Fund”)	TDW European Index Fund

2.	Approval of change in fundamental investment objective of TDW Dow 30 Fund	TDW Dow 30 Fund

INTRODUCTION

          This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of TD Waterhouse Trust (the “TDW Board”) for use at the Meeting to be held at the offices of TD Waterhouse Trust, 100 Wall Street, 20th Floor, New York, New York 10005 on June 7, 2005, at 10:00 a.m., Eastern Time. The mailing address for TD Waterhouse Trust is 100 Wall Street, New York, New York 10005. The approximate mailing date of this Proxy Statement and Prospectus is May 6, 2005.

          Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:

Acquired Fund:  Your Fund, which is a portfolio of TD Waterhouse Trust.

Acquiring Fund:  The portfolio of either the T. Rowe Price Index Trust, Inc., T. Rowe Price International Index Fund, Inc. or T. Rowe  Price U.S. Bond Index Fund, Inc. that is acquiring the assets of an Acquired Fund.

Bond Index Combined Fund: The T. Rowe Price U.S. Bond Index Fund after the Reorganization.

Bond Index Funds: The TD Waterhouse Bond Index Fund and the T. Rowe Price U.S. Bond Index Fund.

Combined Fund:  The Acquiring Fund after completion of the Reorganization.

Equity Index Funds: The TD Waterhouse 500 Index Fund, the TD Waterhouse Dow 30 Fund and the T. Rowe Price Equity Index 500 Fund.

Equity Index Combined Fund: The T. Rowe Price Equity Index 500 Fund after the Reorganization.

Extended Equity Market Index Combined Fund: The T. Rowe Price Extended Equity Market Index Fund after the Reorganization.

Extended Index Funds: The TD Waterhouse Extended Market Index Fund and the T. Rowe Price Extended Equity Market Index Fund.

Fund:  Either the Acquired Fund or Acquiring Fund, depending on the context.

International Equity Index Combined Fund: The T. Rowe Price International Equity Index Fund after the Reorganization.

International Index Funds: The TD Waterhouse Asian Pacific Index Fund, the TD Waterhouse European Index Fund and the T. Rowe Price International Equity Index Fund.

Investment Company Act: The Investment Company Act of 1940, as amended.

“Majority Shareholder Vote” shall mean the lesser of (i) more than 50% of the outstanding shares of the respective Acquired Fund or (ii) 67% or more of the shares of the respective Acquired Fund present at the Meeting, if more than 50% of such shares are present or represented by proxy.

Plan:  The Agreement and Plans of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

Reorganization:  The transaction through which the assets of an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

TDW Board:  The Board of Trustees of TD Waterhouse Trust.

[This Page is Intentionally Left Blank]

SUMMARY

          The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Plan, attached hereto as Exhibit I.

THE REORGANIZATIONS

What Shareholders of an Acquired Fund Will Receive in a Reorganization

          If shareholders approve their Fund’s Reorganization and the Reorganization takes place:

•	The Acquiring Fund will acquire substantially all of the assets of the Acquired Fund;

•	Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

•	Shareholders holding shares of the Acquired Fund will receive shares of the Acquiring Fund (the “Corresponding Shares”); and

•	Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

          No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the “Code”). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

Reasons for the Reorganizations

          On March 22, 2005, the TDW Board unanimously approved each Reorganization, subject to shareholder approval. The TDW Board, including all of the TDW Independent Trustees (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the TDW Board, including all of the TDW Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in the Plan). Although, as a result of the Reorganization, a shareholder of an Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same. The “TDW Independent Trustees” are the Trustees who are not “interested persons” of TD Waterhouse Trust (within the meaning of the Investment Company Act).

The Board of Trustees of TD Waterhouse Trust unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board of Trustees has based this recommendation on its consideration of a number of factors, including the following:

•

following each Reorganization, shareholders of the TDW Bond Index Fund, TDW 500 Index Fund and TDW Extended Market Index Fund will remain invested in an index fund that seeks to track the same index, shareholders of the TDW Dow 30 Fund would remain invested in an index fund that seeks to track a large capitalization equity index and shareholders of the TDW Asian Pacific Index Fund and TDW European Index Fund would remain invested in an index fund that seeks to track an international equity index;

•	that the fees and expenses of each Acquiring Fund are the same or lower in the aggregate than those of the respective Acquired Fund;

•	potential benefits to shareholders from each Reorganization, such as services available to shareholders of the Acquiring Funds; and

•	the fact that the interests of Acquired Fund shareholders will not be diluted as a result of a Reorganization.

For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see “Proposal No. 1: Approval of the Plans: The Reorganizations” below.

          If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) TD Waterhouse Asset Management, Inc. (“TDWAM”) will continue to serve as the investment adviser of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur prior to the end of the second calendar quarter of 2005), (ii) the Reorganizations will occur as soon as practicable after the Meeting, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set out in the Plan, and (iii) after the consummation of the Reorganizations, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will manage the assets of all of the Combined Funds (with the exception of the International Equity Index Combined Fund which will be managed by T. Rowe Price International, Inc. (“T. Rowe Price International”)). The Plan may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the TDW Board and the respective Board of Directors of the Price Corporations, as applicable (the “Price Boards”); (ii) by an Acquired Fund if any condition to such Acquired Fund’s obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund’s obligations has not been fulfilled or waived.

FEE TABLES AND EXAMPLES

Actual Fee Table for Shareholders of each of the TDW Bond Index Fund and Price Bond Index Fund † (as of October 31, 2004) and Pro Forma Fee Table for T. Rowe Price U.S. Bond Index  Fund (as of October 31, 2004) *

	Actual		Pro Forma

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	T. Rowe Price U.S. Bond Index Fund

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (1)	1.00%	0.50%	0.50%
Account Maintenance Fee (2)	None	$ 10	$ 10
Annual Fund Operating Expenses (as a percentage of average net assets) (expenses that are deducted from Fund assets):
Management Fees (3)	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	0.99%	None	None

Total Annual Fund Operating Expenses Before Expense Reimbursement	1.54%	0.30%	0.30%
Expense Reimbursement (4)	(1.19%)	—	—
Net Expenses	0.35%	0.30%	0.30%

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the following page do not reflect any fee waivers or expense reimbursements for the Funds.

          These examples are intended to help you compare the cost of investing in the Bond Index Funds with the cost of investing in other mutual funds.

Examples:

          An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on the preceding page for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:

	1 Year	3 Years	5 Year	10 Years

Expenses if you redeem your shares at the end of the period:
TD Waterhouse Bond Index Fund	$157	$486	$839	$1,834
T. Rowe Price U.S. Bond Index Fund	31	97	169	381
Pro Forma T. Rowe Price U.S. Bond Index Fund	31	97	169	381

Actual Fee Table for Shareholders of each of the TDW Dow 30 Fund and the T. Rowe Price Equity Index 500 Fund † (as of December 31, 2004) and Pro Forma Fee Table for the T. Rowe Price Equity Index 500 Fund (as of December 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse Dow 30 Fund	T. Rowe Price Equity Index 500Fund	T. Rowe Price Equity Index 500 Fund [a]
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (1)	2.00%	0.50%	0.50%
Account Maintenance Fee (2)	None	$ 10	$ 10

Annual Fund Operating Expenses(as a percentage of average net assets) (expenses that are deducted from Fund assets):
Management Fees (3)	0.20%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	0.22%	0.21%	0.21%

Total Annual Fund Operating Expenses Before Expense
Reimbursement	0.67%	0.36%	0.36%
Expense Reimbursement (4)	(0.22%)	(0.01%)	(0.01%)
Net Expenses	0.45%	0.35%	0.35%

a Pro Forma T. Rowe Price Equity Index 500 Fund also includes the TDW 500 Index Fund.

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on page 11 do not reflect any fee waivers or expense reimbursements for the Acquired Funds. Effective January 1, 2004, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through April 30, 2006, to the extent such fees or expenses would cause the T. Rowe Price Equity Index 500 Fund’s ratio of expenses to average net assets to exceed 0.35%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the T. Rowe Price Equity Index 500 Fund whenever the Fund’s expense ratio is below 0.35%. However, no reimbursement will be made after April 30, 2008, or three years after the waiver or payment, whichever is sooner, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. The T. Rowe Price Equity Index 500 Fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed. With respect to the T. Rowe Price Equity Index 500 Fund expense example on the following page, the fee waiver is reflected in the 1-Year period, as well as the first year of the 3-, 5-and 10-Year periods.

          These examples are intended to help you compare the cost of investing in the TDW Dow 30 Fund and T. Rowe Price Equity Index 500 Fund with the cost of investing in other mutual funds.

Examples:

An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on the preceding page for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:

	1 Year	3 Years	5 Years	10 Years

Expenses if you redeem your shares at the end of the period:
TD Waterhouse Dow 30 Fund	$68	$214	$373	$835
T. Rowe Price Equity Index 500 Fund	36	115	201	455
Pro Forma T. Rowe Price Equity Index 500 Fund *	36	115	201	455

* Pro Forma T. Rowe Price Equity Index 500 Fund also includes the TDW 500 Index Fund.

Actual Fee Table for Shareholders of each of the TDW 500 Index Fund and the T. Rowe Price Equity Index
500 Fund † (as of December 31, 2004) and Pro Forma Fee Table for the T. Rowe Price Equity Index 500 Fund
(as of December 31, 2004)*

	Actual			Pro Forma

	TD Waterhouse 500 Index Fund	T. Rowe Price Equity Index 500 Fund		T. Rowe Price Equity Index 500 Fund[b]

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption price, whichever is lower)	None	None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None		None
Redemption Fee (1)	2.00%	0.50%		0.50%
Account Maintenance Fee (2)	None	$10		$10
Annual Fund Operating Expenses (as a percentage of average net assets) (expenses that are deducted from Fund assets):
Management Fees (3)	0.30%	0.15%		0.15%
Distribution and/or Service (12b-1) Fees	None	None		None
Shareholder Service Fees	0.25%	None		None
Other Expenses	0.32%	0.21%		0.21%

Total Annual Fund Operating Expenses Before Expense Reimbursement	0.87%	0.36%		0.36%
Expense Reimbursement (4)	(0.52)%	(0.01	) %	(0.01)%
Net Expenses	0.35%	0.35%		0.35%

b Pro Forma T. Rowe Price Equity Index 500 Fund also includes the TDW Dow 30 Fund.

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the following page do not reflect any fee waivers or expense reimbursements for the Acquired Funds. Effective January 1, 2004, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through April 30, 2006, to the extent such fees or expenses would cause the T. Rowe Price Equity Index 500 Fund’s ratio of expenses to average net assets to exceed 0.35%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the T. Rowe Price Equity Index 500 Fund whenever the Fund’s expense ratio is below 0.35%. However, no reimbursement will be made after April 30, 2008, or three years after the waiver or payment, whichever is sooner, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. The T. Rowe Price Equity Index 500 Fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed. With respect to the T. Rowe Equity Index 500 Fund expense example on the following page, the fee waiver is reflected in the   1-Year period, as well as the first year of the 3-, 5- and 10-Year periods.

          These examples are intended to help you compare the cost of investing in the TDW 500 Index Fund and T. Rowe Price Equity Index 500 Fund with the cost of investing in other mutual funds.

Examples:

          An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on the preceding page for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:

	1 Year	3 Years	5 Years	10 Years

Expenses if you redeem your shares at the end of the period:
TD Waterhouse 500 Index Fund	$89	$278	$482	$1,073
T. Rowe Price Equity Index 500 Fund	36	115	201	455
Pro Forma T. Rowe Price Equity Index 500 Fund*	36	115	201	455

* Pro Forma T. Rowe Price Equity Index 500 Fund also includes the TDW Dow 30 Fund.

Actual Fee Table for Shareholders of each of the TDW Extended Market Index Fund and the T. Rowe Price
Extended Equity Market Index Fund † (as of December 31, 2004) and Pro Forma Fee Table for the T. Rowe
Price Extended Equity Market Index Fund (as of December 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	T. Rowe Price Extended Equity Market Index Fund

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (1)	2.00%	0.50%	0.50%
Account Maintenance Fee (2)	None	$10	$10
Annual Fund Operating Expenses (as a percentage of average net assets) (expenses that are deducted from Fund assets):
Management Fees (3)	0.30%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	0.49%	—	—

Total Annual Fund Operating Expenses Before Expense Reimbursement	1.04%	0.40%	0.40%
Expense Reimbursement (4)	(0.64%)	—	—
Net Expenses	0.40%	0.40%	0.40%

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the following page do not reflect any fee waivers or expense reimbursements for the Funds.

               These examples are intended to help you compare the cost of investing in the Extended Index Funds with the cost of investing in other mutual funds.

Examples:

          An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on the preceding page for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:

	1 Year	3 Years	5 Years	10 Years

Expenses if you redeem your shares at the end of the period:
TD Waterhouse Extended Market Index Fund	$106	$331	$574	$1,271
T. Rowe Price Extended Equity Market Index Fund	41	128	224	505
Pro Forma T. Rowe Price Extended Equity Market Index Fund	41	128	224	505

Actual Fee Table for Shareholders of each of the TDW Asian Pacific Index Fund and the T. Rowe Price
International Equity Index Fund † (as of October 31, 2004) and Pro Forma Fee Table for the T. Rowe Price
International Equity Index Fund (as of October 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse Asian Pacific Index Fund	T. Rowe Price International Equity Index Fund	T. Rowe Price International Equity Index Fund[c]

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (1)	2.00%	2.00%	2.00%
Account Maintenance Fee (2)	None	$10	$10
Annual Fund Operating Expenses (as a percentage of average net assets) (expenses that are deducted from Fund assets):
Management Fees (3)	0.40%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	1.44%	—	—

Total Annual Fund Operating Expenses Before Expense Reimbursement	2.09%	0.50%	0.50%
Expense Reimbursement (4)	(1.51%)	—	—
Net Expenses	0.58%	0.50%	0.50%

c Pro Forma T. Rowe Price International Equity Index Fund also includes the TDW European Index Fund.

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the following page do not reflect any fee waiver or expense reimbursements for the Funds.

          These examples are intended to help you compare the cost of investing in the TDW Asian Pacific Index Fund and T. Rowe Price International Equity Index Fund with the cost of investing in other mutual funds.

Examples:

          An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the tables on the preceding page for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:
	1 Year	3 Years	5 Years	10 Years
Expenses if you redeem your shares at the end of the period:
TD Waterhouse Asian Pacific Index Fund	$212	$655	$1,124	$2,421
T. Rowe Price International Equity Index Fund	51	160	280	628
Pro Forma T. Rowe Price International Equity Index Fund*	51	160	280	628

* Pro Forma T. Rowe Price Equity Index 500 Fund also includes the TDW Dow 30 Fund.

Actual Fee Table for Shareholders of each of the TDW European Index Fund and the T. Rowe Price
International Equity Index Fund † (as of October 31, 2004) and Pro Forma Fee Table for the T. Rowe Price
International Equity Index Fund (as of October 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	T. Rowe Price International Equity Index Fund[d]

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (1)	2.00%	2.00%	2.00%
Account Maintenance Fee (2)	None	$10	$10
Annual Fund Operating Expenses (as a percentage of average net assets) (expenses that are deducted from Fund assets):
Management Fees (3)	0.40%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	2.10%	—	—

Total Annual Fund Operating Expenses Before Expense Reimbursement	2.75%	0.50%	0.50%
Expense Reimbursement (4)	(2.17%)	—	—
Net Expenses	0.58%	0.50%	0.50%

d Pro Forma T. Rowe Price International Equity Index Fund also includes the TDW Asian Pacific Index Fund.

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the following page do not reflect any fee waivers or expense reimbursements for the Funds.

          These examples are intended to help you compare the cost of investing in the TDW European Index Fund and T. Rowe Price International Equity Index Fund with the cost of investing in other mutual funds.

Examples:

          An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on the preceding page for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:
	1 Year	3 Years	5 Years	10 Years
Expenses if you redeem your shares at the end of the period:
TD Waterhouse European Index Fund	$278	$853	$1,454	$3,080
T. Rowe Price International Equity Index Fund	51	160	280	628
Pro Forma T. Rowe Price International Equity Index Fund*	51	160	280	628

* Pro Forma T. Rowe Price Equity Index 500 Fund also includes the TDW Dow 30 Fund.

          The foregoing Fee Tables are intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on October 31, 2004 in connection with the Reorganizations involving the TDW Bond Index Fund, the TDW Asian Pacific Index Fund and the TDW European Index Fund, and December 31, 2004 in connection with the Reorganizations involving the TDW Dow 30 Fund, the TDW 500 Index Fund and the TDW Extended Market Index Fund.

          The Examples set forth on pages 8 to 16 assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples.  See “Proposal No. 1: Approval of the Plans.”

THE FUNDS

Business of the Acquired Funds

          Each Acquired Fund is organized as a separate investment portfolio or series of TD Waterhouse Trust, a Delaware statutory trust, which was established on August 6, 1999 pursuant to its Agreement and Declaration of Trust.

Business of the Acquiring Funds

          The T. Rowe Price Equity Index 500 Fund (“Price Equity Index 500 Fund”) and the T. Rowe Price Extended Equity Market Index Fund (“Price Extended Equity Market Index Fund”) are each a separate series of
T. Rowe Price Index Trust, Inc., a Maryland corporation, which was incorporated on December 20, 1989. The
T. Rowe Price International Equity Index Fund (“Price International Equity Index Fund”) is an investment series of T. Rowe Price International Index Fund, Inc., a Maryland corporation, which was incorporated on August 10, 2000. The T. Rowe Price U.S. Bond Index Fund (“Price U.S. Bond Index Fund”) is an investment portfolio of T. Rowe Price U.S. Bond Index Fund, Inc., a Maryland corporation, which was incorporated on July 14, 2000.

Comparison of the Funds

          A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval.

          The main differences between the Funds, each of which is discussed in more detail below, are as follows:

With respect to the Equity Index Funds,

•

the TDW Dow 30 Fund seeks to track the Dow Jones Industrial AverageSM (“DJIASM”), which consists of the 30 most widely held and actively traded stocks in the U.S. stock market, while the Price Equity Index 500 Fund seeks to track the Standard & Poor’s 500 Stock Index (“S&P 500®Index”), which consists primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market’s total capitalization. As a condition to the Reorganization of the TDW Dow 30 Fund with the Price Equity Index 500 Fund, shareholders of the TDW Dow 30 Fund are being asked to approve a change in the fundamental investment objective of the TDW Dow 30 Fund. See “Proposal No. 2: Approval of a Change in the Fundamental Investment Objective of the TDW Dow 30 Fund” below. Subject to shareholder approval of Proposal No. 2, if the Reorganization is approved by shareholders, approximately two weeks prior to the consummation of the Reorganization of the TDW Dow 30 Fund, the portfolio of the TDW Dow 30 Fund will be realigned to correspond more closely with that of the Price Equity Index 500 Fund. Shareholders of the TDW Dow 30 Fund will bear the transaction, tax and any other costs of such realignment (except to the extent assumed voluntarily by TDWAM or its affiliate).

With respect to the International Index Funds,

•	the TDW Asian Pacific Index Fund seeks to track the Morgan Stanley Capital International Pacific Index (“MSCI®Pacific Index), which contains approximately 465 common stocks of Pacific Basin companies.

•	the TDW European Index Fund seeks to track the Morgan Stanley Capital International Europe Index (“MSCI®Europe Index”) which consists of more than 530 companies located in 16 European countries.

•

The Price International Equity Index Fund uses the FTSE™ International Limited Developed ex North America Index (“FTSE™ Developed ex North America Index”) which is not limited to Pacific Basin or European companies, but rather is based on the market capitalization of over 1,000 predominantly large companies listed in 21 countries, including Japan, the U.K., and developed countries in Continental Europe and the Pacific Rim. If the Reorganization is approved by its shareholders, approximately two weeks prior to the consummation of the Reorganization of the TDW Asian Pacific Index Fund, the portfolio of the TDW Asian Pacific Index Fund will be realigned to correspond more closely with that of the Price International Equity Index Fund. Shareholders of TDW Asian Pacific Index Fund will bear the transaction, tax and any other costs of such realignment (except to the extent voluntarily assumed by TDWAM or its affiliate). A similar realignment of the portfolio of the TDW European Index Fund will not be required because of its relatively small asset size.

          The principal investment objectives and strategies of the TDW Bond Index Fund, the TDW 500 Index Fund and the TDW Extended Market Index Fund are substantially similar to the principal investment objectives and strategies of the Price Bond Index Fund, the Price Equity Index 500 Fund and the Price Extended Equity Market Index Fund, respectively.

Bond Index Funds

     Investment Objectives

          The TDW Bond Index Fund seeks to track closely the total return of a broad, market-weighted bond index, before the deduction of Fund expenses. The Price Bond Index Fund seeks to match the total return performance of the U.S. investment-grade bond market. Both Funds’ investment objectives are substantially the same.

     Investment Policies

          Strategies.  Both Bond Index Funds pursue their investment objective by investing in a mix of investment-grade bonds consistent with those included in the Lehman Brothers U.S. Aggregate Index (the “Lehman Index”). However, because of the TDW Bond Index Fund’s low asset level (i.e., less than $25 million), it is overweighted in U.S. government securities that are consistent with the investment and risk characteristics of such securities in the Lehman Index. Due to this fact, it cannot track the Lehman Index to the same degree of accuracy as if it were invested more broadly in bonds consistent with the Lehman Index.

Equity Index Funds

     Investment Objectives

          The TDW 500 Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of large-cap stocks, before the deduction of Fund expenses. The Price Equity Index 500 Fund seeks to match the performance of the S&P 500®Index. Both Funds’ investment objectives are substantially the same, since the TDW 500 Index Fund has identified the S&P 500®Index as its benchmark index.

          The TDW Dow 30 Fund seeks to track closely the total return of the DJIASM, before Fund expenses. This differs from the investment objective of the Price Equity Index 500 Fund.

     Investment Policies

          Strategies.  Both the TDW 500 Index Fund and the Price Equity Index 500 Fund pursue their investment objectives through investing primarily in the stocks included in the S&P 500®Index, in attempting to match the performance of that index.

          The TDW Dow 30 Fund invests primarily in the equity securities of the 30 companies comprising the DJIASM in the same proportions that they are represented in the DJIASM.

Extended Index Funds

     Investment Objectives

          The TDW Extended Market Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of mid- and small-cap stocks, before the deduction of Fund expenses. The Price Extended Equity Market Index Fund seeks to match the performance of the U.S. stocks not included in the S&P 500®Index, which are primarily small- and mid-cap stocks. The Funds’ investment objectives are substantially the same.

     Investment Policies

          Strategies.  Both Extended Index Funds pursue their investment objectives by investing primarily in stocks included in the Dow Jones Wilshire 4500 Completion Index (“DJW 4500”), in attempting to match the performance of that index.

International Index Funds

     Investment Objectives

          The investment objective of the TDW Asian Pacific Index Fund is to seek to track closely the total return of a benchmark index that measures the investment return of stocks of Pacific Basin companies, before the deduction of Fund expenses. The investment objective of the TDW European Index Fund is to seek to track closely the total return of a benchmark index that measures the investment return of stocks of European companies, before the deduction of Fund expenses. The investment objective of the Price International Equity Index Fund is to seek to provide long-term growth of capital. The Price Fund uses the FTSE™ Developed ex North America Index, an equity market based on the market capitalization of over 1,000 predominantly large companies listed in 21 countries, including Japan, the U.K., and developed countries in Continental Europe and the Pacific Rim. While the investment objective of each International Index Fund differs, each seeks to track an international equity index.

     Investment Policies

          Strategies.  The TDW Asian Pacific Index Fund, the TDW European Index Fund and the Price International Equity Index Fund pursue their respective investment objectives by investing primarily in stocks that comprise the MSCI®Pacific Index, the MSCI®Europe Index and the FTSE™ Developed ex North America Index, respectively, in attempting to match the performance of those indices. While the TDW Asian Pacific Index Fund invests primarily in Pacific Basin companies and the TDW European Index Fund invests primarily in European companies, companies included in the benchmark index for each of the TDW Asian Pacific Index Fund and the TDW European Index Fund are included in the benchmark index for the Price International Equity Index Fund.

All Funds

      Principal Risk Factors

          For a discussion of the principal risks of investing in each Fund, see “Principal Risk Factors and Special Considerations.”

     Trustees/Directors and Officers

          Each of the TDW Funds and the Price Funds is governed by a Board of Trustees/Directors that meets regularly to review its respective Funds’ investments, performance, expenses, and other business affairs. Each Board of Trustees/Directors elects its respective Funds’ officers.

Management Arrangements

          Comparison of Management Arrangements and Fees. TDWAM serves as the investment adviser for the Acquired Funds. TD Investment Management Inc. (“TDIM”), an affiliate of TDWAM, serves as investment sub-adviser to each of the Acquired Funds except the TDW Dow 30 Fund. Effective on or about June 1, 2005, due to a corporate restructuring, TDWAM will become a direct wholly-owned subsidiary of the Toronto-Dominion Bank (“TD Bank”), and TDIM will merge with and into TDWAM, with the surviving entity being known as TD Asset Management USA, Inc. (“TDAM USA”) (the “Adviser Merger”). After the consummation of the Adviser Merger, TDWAM, as TDAM USA, will provide all of the services to the TDW Funds that are currently provided by TDWAM and TDIM. T. Rowe Price serves as the investment adviser for the Acquiring Funds, except the Price International Equity Index Fund for which T. Rowe Price International serves as the investment adviser. Each of TDWAM, T. Rowe Price and T. Rowe Price International is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, as applicable; provided, that TDWAM has delegated investment discretion to TDIM with respect to each of the Acquired Funds except the TDW Dow 30 Fund. See “Proposal No. 1: Approval of the Plans” for more detailed information regarding the advisory arrangements of the Funds.

          The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund and Acquiring Fund to TDWAM and T. Rowe Price or T. Rowe Price International, as applicable, for their management services:

Fund:	Advisory Fee Rate:

TDW Bond Index Fund	0.30%
Price U.S. Bond Index Fund	0.30%*

TDW Dow 30 Fund	0.20%
TDW 500 Index Fund	0.30%
Price Equity Index 500 Fund	0.15%

TDW Extended Market Index Fund	0.30%
Price Extended Equity Market Index Fund	0.40%*

TDW Asian Pacific Index Fund	0.40%
TDW European Index Fund	0.40%
Price International Equity Index Fund	0.50%*

*The advisory fee includes operating expenses.

          The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds.

Combined Fund:	Pro Forma Effective Advisory Fee Rate:
Bond Index Combined Fund	0.30	%*
Equity Index 500 Combined Fund	0.15%
Extended Equity Market Index Combined Fund	0.40	%*
International Equity Index Combined Fund	0.50	%*

*The advisory fee includes operating expenses.

          Investment Management Agreements. The investment management agreements between the Price Corporations, on behalf of the Acquiring Funds, as applicable, and T. Rowe Price or T. Rowe Price International, as applicable (the “T. Rowe Price Investment Management Agreements”) are similar to the Investment Management Agreements applicable to the Acquired Funds (the “TDW Investment Management Agreements”), except for certain matters including the advisory fees and the identity of the adviser. See “Proposal No. 1: Approval of the Plans” for further discussion regarding these agreements. If shareholders approve the Reorganizations, the portfolios of the Acquired Funds will be managed by T. Rowe Price or T. Rowe Price International, as applicable, as part of the Combined Funds following completion of the Reorganizations.

          After the consummation of the Adviser Merger, TDWAM, as TDAM USA, will reassume duties previously delegated to TDIM under the sub-advisory agreement between TDWAM and TDIM. TDAM USA will perform these duties under the existing TDW Investment Management Agreements, using the same personnel previously employed by TDIM. Therefore, other than the name of the investment adviser, it is not expected that the TDW Investment Management Agreements will change in any way due to the Adviser Merger.

          Sub-advisory Arrangements. TDIM currently serves as the investment sub-adviser to each of the TDW Funds, except for the TDW Dow 30 Fund. The sub-advisory fees are paid out of TDWAM’s advisory fee at no additional cost to the Acquired Funds or their shareholders. See “Proposal No. 1: Approval of the Plans” for additional information regarding the Acquired Funds’ sub-advisory arrangements. The Price Funds do not have a sub-adviser.

          Since TDWAM and TDIM will be the same legal entity after the consummation of the Adviser Merger, the existing sub-advisory agreement between TDWAM and TDIM will terminate, and all investment advisory services will be provided by TDAM USA.

     Administrative Arrangements

          T. Rowe Price or T. Rowe Price International provides administrative services to the Price Funds pursuant to the T. Rowe Price Investment Management Agreements. TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of TDWAM, provides certain administrative services to the TDW Funds. Each TDW Fund other than the TDW Dow 30 Fund pays a fee to TD Waterhouse for these services. TDWAM pays TD Waterhouse for administrative services provided to the TDW Dow 30 Fund. See “Proposal No. 1: Approval of the Plans” for additional information regarding the Funds’ administrative arrangements.

     Distribution and Shareholder Servicing Arrangements

          Distributor.  FDI (or the “TDW Funds’ Distributor”) acts as the distributor of the shares of the Acquired Funds. FDI is not affiliated with TDWAM. T. Rowe Price Investment Services, Inc. (“Price Investment Services” or the “Price Distributor”), an affiliate of T. Rowe Price, acts as the distributor of the shares of the Acquiring Funds. See “Proposal No. 1: Approval of the Plans” for additional information regarding the Funds’ distribution arrangements.

          Sales Charges.   Both the Acquired Funds and the Acquiring Funds are “no-load” funds. This means that investors can purchase and redeem shares of the Funds without being subject to any sales charges. In addition, neither the Acquired Funds nor the Acquiring Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act.

          Shareholder Servicing Plans. Each TDW Fund has adopted a Shareholder Servicing Plan which permits each TDW Fund to pay banks, broker-dealers or other financial institutions (including TD Waterhouse and its affiliates) for shareholder support services they provide to their clients who are shareholders of the Fund, at a rate of 0.25% of the average daily net assets of the Fund. These services may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. At present, TD Waterhouse is the only financial institution that may be paid for its services under the Shareholder Servicing Plan. The Acquiring Funds do not have a similar plan. See “Proposal No. 1: Approval of the Plans” for additional information regarding these services.

     Other Service Agreements with Affiliates

          National Investor Services Corp. acts as transfer and dividend disbursing agent to the Acquired Funds. T. Rowe Price Services, Inc., (“Price Services”), a wholly owned subsidiary of T. Rowe Price, acts as transfer and dividend disbursing agent to the Acquiring Funds, and will continue to act as such for the Combined Funds. See “Proposal No. 1: Approval of the Plans” for additional information regarding these service agreements.

     Other

          Shares.  As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

          Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund’s dividends and capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of trustees or directors, as the case may be, changes in fundamental policies, or approval of changes in investment advisory agreements.

          Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See “Proposal No. 1: Approval of the Plans” below, “How To Buy Shares” in the Acquired Funds Prospectus and “Purchasing Additional Shares” in the Acquiring Funds Prospectus.

          Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See “Proposal No. 1: Approval of the Plans” below, “How To Sell Shares” in the Acquired Funds Prospectus and “Exchanging And Redeeming Shares” in the Acquiring Funds Prospectus.

          Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See “Proposal No. 1: Approval of the Plans” below, “How To Buy Shares” in the Acquired Funds’ Prospectus and “Exchanging And Redeeming Shares” in the Acquiring Funds’ Prospectus.

          Dividends.  The Funds currently have the same or similar policies with respect to dividends. See “Proposal No. 1: Approval of the Plans” below, “Dividends and Distributions” in the Acquired Funds Prospectus and “Useful Information On Distributions and Taxes” in the Acquiring Funds Prospectus.

          Net Asset Value.  The price at which each Fund’s shares are purchased or redeemed is the Fund’s next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see “Proposal No. 1: Approval of the Plans” below, “Pricing Your Shares” in the Acquired Funds Prospectus and “Pricing Shares and Receiving Sale Proceeds” in the Acquiring Funds Prospectus.

          Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See “Taxes” in the Acquired Funds Prospectus and “Useful Information On Distributions and Taxes” in the Acquiring Funds Prospectus.

          Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that in the opinion of counsel no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see “Proposal No. 1: Approval of the Plans.”

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

          Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the Acquired Funds Prospectus, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder’s investment in the Fund will not decrease. Additionally, the principal risks of the Funds are substantially similar.

All Funds

          Because the Funds are managed to seek to match the performance of benchmark indices, they generally will not keep a substantial portion of their assets in cash or use other techniques, such as currency or interest rate hedging or temporary defensive investments, designed to reduce the risk of loss. Thus, the Funds’ portfolios may decrease in value more than an actively managed fund in the event of a general market decline. A Fund’s investments, which may not fully replicate the benchmark index, may perform differently from the securities in the index. In addition, unlike an index, each Fund bears certain fees and expenses.

     Market Risk

          Market risk is the risk that the market value of a Fund’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole. The market value of equity securities is based largely upon the market’s perception of the issuing company’s value. Normally, the value of fixed income securities varies inversely with changes in prevailing interest rates.

     Derivatives Risk

          To the extent that a Fund invests in derivatives, such as futures and options, it is exposed to additional volatility and potential losses.

     Non-Diversified Risk

          Each of the TDW Funds’ “non-diversified” status allows it to invest a greater percentage of its assets in the securities of a single company than a diversified fund. To the extent a TDW Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

Bond Index Funds

     Interest Rate Risk

          Both Bond Index Funds are subject to interest rate risk. Interest rate risk is the risk that bond prices overall will decline over short- or even long-term periods due to rising interest rates. Interest rate risk is generally higher for long-term bonds, and lower for short-term bonds. Investors should be concerned primarily with this risk because the Lehman Index has typically had an intermediate to long weighted average maturity.

     Credit Risk

          Both Bond Index Funds are subject to credit risk, which is the risk that a bond issuer will have its credit ratings downgraded or will fail to pay interest and principal in a timely manner, reducing the Fund’s return.

     Prepayment Risk

          Both Bond Index Funds are subject to prepayment risk, which is the risk that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date. Forced to invest the unanticipated proceeds at lower rates, a Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.

Equity Index Funds

          While there is no guarantee, the Equity Index Funds could be less volatile than other stock funds because of their focus on U.S., larger-cap stocks. However, large-cap stocks may, at times, lag the performance of shares of smaller, faster-growing companies.

Extended Index Funds

          The Extended Index Funds will be subject to the greater risks associated with small- and mid-cap stocks. Investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. Small companies also tend to have limited product lines, markets or financial resources. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

International Index Funds

          The International Index Funds, because they invest overseas, generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting the International Index Funds include the following:

     Currency Risk

          The International Index Funds are subject to currency risk which refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

     Other Risks of Foreign Investing

          Foreign companies may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies. In addition, some foreign stock exchanges, brokers and companies have less government supervision and regulation than their U.S. counterparts.

          Investments in foreign securities involve country risk, which is the risk that the economy of a country will be damaged by political instability, financial problems or natural disasters. To the extent any investments are in developing companies, these risks would be heightened.

          Because of its emphasis on the Pacific Basin or European countries, respectively, the TDW Asian Pacific Index Fund or the TDW European Index Fund may involve a higher degree of foreign risk than a more geographically diversified international fund such as the Price International Equity Index Fund.

PROPOSAL NO. 1:  APPROVAL OF THE PLANS

THE REORGANIZATIONS

General

          Under the Plan, the applicable Acquiring Fund will acquire substantially all of the assets of the respective Acquired Fund (net of accrued liabilities) solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund’s existence as a separate investment portfolio of TD Waterhouse Trust will be terminated as soon as practicable following consummation of the respective Reorganization.

          Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plan) and all other assets of such Acquired Fund as of such time, net of any accrued but unpaid liabilities of the Acquired Fund.

          In the course of each Reorganization, each holder of shares of an Acquired Fund will receive Corresponding Shares of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

          Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders’ proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund’s shareholders will have the same aggregate net asset value as each such shareholder’s interest in such Acquired Fund as of the Valuation Time. See “—Terms of the Plans” below for information concerning the calculation of net asset value.

          Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of a Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of a Reorganization, a shareholder of an Acquired Fund may hold a smaller percentage of ownership in the respective Combined Fund than he or she did in the Acquired Fund prior to the Reorganization. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

          If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place prior to the end of the second calendar quarter of 2005. A Reorganization is not dependent on the consummation of any other Reorganization; however, the Reorganization involving the TDW Dow 30 Fund is dependent on the approval of Proposal 2 by shareholders of the TDW Dow 30 Fund. If an Acquired Fund’s shareholders do not approve their respective Reorganization, the TDW Board will consider other possible courses of action which may be in the best interests of shareholders, including liquidating the particular Fund(s).

Terms of the Plans

          The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit I.

     Valuation of Assets and Liabilities

          The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under “Pricing Shares and Receiving Sale Proceeds” and “Net Asset Value per Share” in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively, and in accordance with the Acquiring Funds valuation procedures. These procedures are generally comparable to those used by the TDW Funds, but could result in a different valuation of particular securities held by a TDW Fund. The TDW Funds do not anticipate any material pricing differences under the two sets of procedures.

          Purchase orders for an Acquired Fund’s shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund’s shares which have not settled as of the Valuation Time will be treated as accrued, but unpaid, liabilities of such Acquired Fund for purposes of the respective Reorganization and accordingly, will not be transferred to the Acquiring Fund.

     Issuance and Distribution of Corresponding Shares

          On the Closing Date (as defined in the Plan), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders’ proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund’s shareholder will have the same aggregate net asset value as such shareholder’s interest in such Acquired Fund as of the Valuation Time.

     Expenses

          All costs of the Reorganizations incurred by TD Waterhouse Trust or the Acquired Funds will be borne by TDWAM or an affiliate thereof (“TDW”), regardless of whether the Reorganizations are consummated. All costs of the Reorganizations incurred by the Price Corporations and the Acquiring Funds will be borne by them unless assumed by T. Rowe Price or T. Rowe Price International, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Acquired Funds or their shareholders.

     Required Approvals

          The Agreement and Declaration of Trust of TD Waterhouse Trust (as amended to date) requires approval of each Reorganization by Majority Shareholder Vote.

     Amendments and Conditions

          The Plan may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the Plan, as it relates to each particular Fund, are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund’s shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

     Termination, Postponement and Waivers

          Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund’s shareholders, prior to the Closing Date, or the Closing Date may be postponed: (i) by mutual agreement of the TDW Board and the Price Boards; (ii) by an Acquired Fund if any condition to such Acquired Fund’s obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund’s obligations has not been fulfilled or waived.

TDW Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

          In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the TDW Independent Trustees regarding the legal issues involved, the TDW Board considered that, following each Reorganization, shareholders of the TDW Bond Index Fund, TDW 500 Index Fund and TDW Extended Market Index Fund will remain invested in an index fund that seeks to track the same index, shareholders of the TDW Dow 30 Fund would remain invested in an index fund that seeks to track a large capitalization equity index and shareholders of the TDW Asian Pacific Index Fund and TDW European Index Fund would remain invested in an index fund that seeks to track an international equity index. In addition, the TDW Board considered the following, among other things:

•	The terms and conditions of the Reorganizations.

•	The historical performance records of the Acquired Funds and Acquiring Funds in relation to each other and their benchmark indices.

•

The similarities and differences between the investment objectives and strategies of each Acquired and respective Acquiring Fund. In particular, the TDW Board took into account the comparability of the Bond Index Funds, the Extended Index Funds, and the TDW 500 Index Fund and Price Equity Index 500 Fund, respectively. The TDW Board considered the differences between the TDW Dow 30 Fund and the Price Equity Index 500 Fund, and determined that, on balance, it would be in the best interests of TDW Dow 30 Fund shareholders to reorganize with another large capitalization equity index fund, albeit one with a broader benchmark index. With respect to the Reorganizations involving the International Index Funds, the TDW Board determined that it would be in the best interests of shareholders of the TDW Asian Pacific Index Fund and TDW European Index Fund to obtain exposure to a more geographically diversified international equity index. The TDW Board also considered the potential tax consequences and other costs to shareholders of the realignment of the portfolios of the TDW Dow 30 Fund and the TDW Asian Pacific Index Fund prior to the consummation of the respective Reorganization. It is anticipated that the securities held by these Funds may be sold, and new securities may be purchased, in significant amounts, in order to comply with the objectives and investment policies of the respective Acquiring Funds in connection with the applicable Reorganization; however, these Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. The disposition of assets by these Funds or any Acquired Fund may result in the realization of taxable gains or losses by the respective Acquired Fund shareholders. The TDW Board concluded that the impact of such transactions would not be significant in relation to the potential benefits to shareholders from the respective Reorganization.

•

The gross and net expense ratios of the Acquired Funds and the Acquiring Funds before the Reorganizations and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations. In particular, the TDW Board considered that the management fee for each of the Acquiring Funds other than the Price Equity Index 500 Fund includes operating expenses, with the result that each such Acquiring Fund is subject to aggregate contractual fees and expenses (before any waivers) at a rate lower than the respective Acquired Fund. The TDW Board considered that the net expense ratios for each Acquiring Fund are lower than for the respective Acquired Fund, except in the case of the TDW 500 Index Fund and TDW Extended Market Index Fund where the net expense ratios are the same as those of the Acquiring Fund. The TDW Board also considered the voluntary nature of the agreement by TDWAM and its affiliates to waive fees and reimburse expenses, and noted that there was no assurance that these subsidizations would continue in the future.

•

The relative annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds. The TDW Board considered that the contractual advisory fee rates of the Acquired and Acquiring Funds were different, but that in cases where the Acquiring Funds’ advisory fee rate is higher, it includes the Funds’ operating expenses as well.

•

The investment experience, expertise and resources of T. Rowe Price, T. Rowe Price International and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services. In particular, the TDW Board took into account T. Rowe Price’s reputation as a high quality service provider and the large array of other funds with which shareholders of the Combined Funds would have exchange privileges.

•	The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

•

The fact that TDWAM or an affiliate thereof will bear all expenses of the Acquired Funds relating to the Reorganizations. The TDW Board also took into account the fact that T. Rowe Price had agreed to pay TDWAM or its affiliates an amount equal to 5 basis points of the value of the aggregate net assets of the Acquired Funds on the Closing Date if the Reorganizations are consummated, and that TDWAM had indicated that this amount was unlikely to cover its expenses of the transactions.

•

Alternatives available to the Acquired Funds, including their potential liquidation. The TDW Board took into account that TDW had indicated that it desired to refocus on its core business, which does not include proprietary index funds. The TDW Board considered that the relatively small size of the Acquired Funds individually and in the aggregate made them undesirable as acquisition candidates by other mutual fund organizations. As a result, the TDW Board considered that the only viable alternative to the Reorganizations was liquidation of the Acquired Funds. The TDW Board determined that the Reorganizations presented a more desirable option for Acquired Fund shareholders than liquidation. This determination was based on, among other factors, the tax-free nature of each Reorganization and the ability of Acquired Fund shareholders to redeem shares at any time before or after the Reorganization without the imposition of any sales charge or redemption fee (although redemptions after the Closing Date would be subject to routine transaction charges).

          In approving the Reorganizations, the TDW Board, including all of the TDW Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the TDW Board, including all of the TDW Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the TDW Board approved the Plans and directed that the Plans be submitted to the shareholders of each respective Acquired Fund for approval of its respective Reorganization.

          The Board of Trustees of TD Waterhouse Trust unanimously recommends that the shareholders of each Acquired Fund approve the Plan that relates to their Fund. Approval of a Plan by one Acquired Fund is not contingent upon the approval of a Plan by any other Acquired Fund.

          The Price Boards have also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

     General

          Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

          As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling LLP (“Shearman & Sterling”), counsel to the Acquired Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) an Acquired Fund and an Acquiring Fund each will be a “party to a reorganization” under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by such Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares of such Acquired Fund will include the period during which such shareholder held shares of such Acquired Fund (provided such Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling’s opinion will be based upon certain representations made by the parties to the Reorganizations.

          An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service (“IRS”) and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

          To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund’s shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund’s shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains.

          To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.

          Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.

     Status as a Regulated Investment Company

          All Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Funds intend to continue to qualify as regulated investment companies. An Acquired Fund’s existence as a separate investment portfolio of
TD Waterhouse Trust will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

          The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of February 28, 2005, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.

	TDW Bond Index Fund	Price Bond Index Fund	Adjustment to Shares Outstanding+++	Pro Forma Price Bond Index Fund

Total Net Assets	$18,714,144	$144,984,853		$163,698,997
Shares Outstanding	1,772,675	13,592,939	(18,772)	15,346,842
Net Asset Value Per Share	$10.56	$10.67		$10.67

	TDW Dow 30 Fund	Price Equity Index 500 fund	Adjustment to Shares Outstanding+++	Pro Forma Price Equity Index 500 Fund +

Total Net Assets	$173,819,335	$4,917,841,205		$5,237,155,883
Shares Outstanding	16,052,353	151,682,843	(6,203,041)	161,532,155
Net Asset Value Per Share	$10.83	$32.42		$32.42

	TDW 500 Index Fund	Price Equity Index 500 Fund	Adjustment to Shares Outstanding+++	Pro Forma Price Equity Index 500 Fund+

Total Net Assets	$145,495,343	$4,917,841,205		$5,237,155,883
Shares Outstanding	18,212,365	151,682,843	(8,363,053)	161,532,155
Net Asset Value Per Share	$7.99	$32.42		$32.42

	TDW Extended Market Index Fund	Price Extended Equity Market Index Fund	Adjustment to Shares Outstanding+++	Pro Forma Price Extended Equity Market Index Fund

Total Net Assets	$55,890,180	$168,150,799		$224,040,979
Shares Outstanding	6,673,826	12,885,299	(2,391,054)	17,168,071
Net Asset Value Per Share	$8.37	$13.05		$13.05

	TDW Asian Pacific Index Fund	Price International Equity Index Fund	Adjustment to Shares Outstanding+++	Pro Forma Price International Equity Index Fund++

Total Net Assets	$14,263,305	$77,729,735		$107,837,011
Shares Outstanding	1,770,575	7,153,098	999,184	9,922,857
Net Asset Value Per Share	$8.06	$10.87		$10.87

	TDW European Index Fund	Price International Equity Index Fund	Adjustment to Shares Outstanding+++	Pro Forma Price International Equity Index Fund++

Total Net Assets	$15,843,971	$77,729,735		$107,837,011
Shares Outstanding	1,649,192	7,153,098	1,120,567	9,922,857
Net Asset Value Per Share	$9.61	$10.87		$10.87

+Includes TDW Dow 30 Fund, TDW 500 Index Fund and Price Equity Index 500 Fund.

++Includes TDW Asian Pacific Index Fund, TDW European Index Fund and Price International Equity Index Fund.

+++This column shows the decrease or increase in the amount of total shares outstanding as a result of the change in net asset value per share between the TDW Fund and the Price Fund.

          The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

COMPARISON OF THE FUNDS

Investment Policies

          The principal investment objectives and investment strategies of each Fund were set forth above under “Summary.” The Funds’ investment strategies are further described below.

     Bond Index Funds

          In seeking to track the Lehman Index, both Bond Index Funds use a strategy known as “sampling.” This strategy involves dividing the Lehman Index into components and sub-components and then selecting representative bonds whose characteristics closely match those of the components or sub-components of the index. Some examples of these sub-components are interest rate sensitivity, credit quality and sector weightings. Sampling offers an effective approach to index management.

          As stated above, the TDW Bond Index Fund anticipates being overweighted in U.S. government securities until it reaches an asset level of approximately $25 million. Due to this fact, the Fund is not expected to track the index with the same degree of accuracy as if it were invested more broadly in bonds consistent with the index.

     Equity Index Funds

          In seeking to track their respective indices, each of the Equity Index Funds uses a strategy known as “replication” or “full replication.” Under this strategy, a Fund attempts to maintain holdings of each stock in proportion to its weight in the index.

          While the TDW Dow 30 Fund and the Price Equity Index 500 Fund both use a replication strategy, they have different investment objectives and strategies in that they seek to track different indices.

     Extended Index Funds

          In seeking to track the Dow Wilshire 4500, both Extended Index Funds use a sampling strategy.
See “---Bond Index Funds” above for an explanation of sampling.

     International Index Funds

          The TDW Asian Pacific Index Fund and the TDW European Index Fund both use a sampling strategy to track their respective indices. The Price International Equity Index Fund uses a full replication strategy, to track the FTSE™ Developed ex North America Index.

          In addition, as stated above, the International Index Funds differ in their investment strategies in that they seek to track different indices.

Directors and Officers

          The Price Funds are governed by the Price Boards. The Board of Directors of T. Rowe Price Index Trust, Inc. currently consists of eight individuals, six of whom are independent of T. Rowe Price and T. Rowe Price International (“Price Independent Directors”). The Board of Directors of T. Rowe Price International Index Fund, Inc. currently consists of seven individuals, six of whom are Price Independent Directors. The Board of Directors of T. Rowe Price U.S. Bond Index Fund, Inc. currently consists of eight individuals, six of whom are Price Independent Directors.

          The Price Boards are responsible for the overall supervision of the Price Funds and perform various duties imposed on directors of investment companies by the Investment Company Act. Directors and officers of the Price Funds are also directors/trustees and officers of some or all of the other investment companies managed, administered or advised by T. Rowe Price or T. Rowe Price International, and distributed by Price Investment Services and other affiliates. The Price Boards elect the Acquiring Funds’ officers. For additional information regarding the Price Boards see “Management of the Funds” in the Acquiring Funds Statement.

Management and Administrative Arrangements

     Overview

          TDWAM, a Delaware corporation, is located at 100 Wall Street, New York, New York 10005.
T. Rowe Price and T. Rowe Price International, each Maryland corporations, are located at 100 East Pratt Street, Baltimore, Maryland 21202. TDWAM currently serves as the investment adviser for the Acquired Funds and T. Rowe Price or T. Rowe Price International currently serve as the investment adviser for the Acquiring Funds. Each of TDWAM, T. Rowe Price and T. Rowe Price International is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, as applicable; however, TDWAM has delegated investment discretion over each TDW Fund other than the TDW Dow 30 Fund to TDIM as sub-adviser. TDIM’s address is 161 Bay Street, Canada Trust Tower, 35th Floor, Toronto, Ontario, Canada M5J 2T2. Effective on or about June 1, 2005, due to a corporate restructuring, TDWAM will become a direct wholly-owned subsidiary of TD Bank, and TDIM will merge with and into TDWAM, with the surviving entity being known as TDAM USA. After the consummation of the Adviser Merger, TDAM USA will provide all of the services to the TDW Funds that are currently provided by TDWAM and TDIM, using the same personnel. After the Reorganization, T. Rowe Price will serve as the investment adviser to all of the Combined Funds, except for the International Equity Index Combined Fund, for which T. Rowe Price International will continue to serve as the investment adviser.

     T. Rowe Price and T. Rowe Price International

          T. Rowe Price, T. Rowe Price International and their respective affiliates have over $235 billion in assets under management as of December 31, 2004.

          Each of the Price Funds has an Investment Advisory Committee. The chairman of each Committee has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.

          Edmund M. Notzon, III, is the Investment Advisory Committee chairman for the Price Bond Index Fund. Mr. Notzon has been chairman since the Fund’s inception. He has been managing investments since joining T. Rowe Price in 1989. The other members of the Committee are Connice Bavely, Patrick S. Cassidy, Peter D. Leiser, Jr., Mary J. Miller, Vernon A. Reid, Jr., and Charles M. Shriver.

          Eugene F. Bair is the Investment Advisory Committee chairman for the Price Equity Index 500 Fund and Price Extended Equity Market Index Fund. Mr. Bair has been chairman of each of these Fund’s Committee since 2002. He joined T. Rowe Price in 1998 and has been managing investments since 2000. The other members of each of these Funds’ Committees are Jeanne M. Aldave, Ann M. Holcomb, Sudhir Nanda, and Richard T. Whitney.

          Richard T. Whitney is Investment Advisory Committee chairman for the Price International Index Fund. He has been chairman since 2004. He joined T. Rowe Price in 1985 and has been managing investments since 1986. The other members of the Committee are Jeanne M. Aldave, Eugene F. Bair, and Neil Smith.

          After the Reorganizations, these portfolio managers will continue to manage the Combined Funds.

     Comparison of the Investment Management Agreements

          The TDW Investment Management Agreements and the T. Rowe Price Investment Management Agreements are similar, except for certain matters, including the advisory fees and the identity of the adviser.

          The advisory fees payable by the Acquired Funds to TDWAM are set out above under “Fee Tables and Examples.” The advisory fees payable by the Acquiring Funds to T. Rowe Price or T. Rowe Price International, as the case may be, are set out above under “Fee Tables and Examples.”

          The advisory fees payable by each of the Bond Index Funds are at the same annual rate under both Investment Management Agreements. The advisory fees payable by each of the Equity Index Funds and the Extended Index Funds are at a lower annual rate under the T. Rowe Price Investment Management Agreement. The advisory fees payable by the Price International Equity Index Fund is at a higher annual rate under the T. Rowe Price Investment Management Agreement than the fees payable by the other International Index Funds. The advisory fees payable by each of the Acquiring Funds other than the Price Equity Index 500 Fund also includes the respective Fund’s operating expenses. In the case of the Acquired Funds, their operating expenses are borne separately. The T. Rowe Price Investment Management Agreements provide for the provision of administrative services to each Acquiring Fund by T. Rowe Price or T. Rowe Price International for no additional fee. TD Waterhouse provides administrative services to each Acquired Fund. Each of the Acquired Funds other than the TDW Dow 30 Fund pays a separate fee for administrative services. See “Administrative Arrangements” below for more information on the Funds’ administrative arrangements.

          With respect to each Acquired Fund, TDWAM and its affiliates have agreed voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. As of January 31, 2004, each of the Acquired Fund’s net total annual expense ratios were capped at 0.35% (TDW Bond Index Fund), 0.45% (TDW Dow 30 Fund), 0.35% (TDW 500 Index Fund), 0.40% (TDW Extended Market Index Fund), 0.58% (TDW Asian Pacific Index Fund) and 0.58% (TDW European Index Fund). With respect to the Price Equity Index 500 Fund, effective January 1, 2004, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through April 30, 2006, to the extent such fees or expenses would cause the Price Equity Index 500 Fund’s ratio of expenses to net assets to exceed 0.35%. Fees waived or expenses paid under this agreement are subject to reimbursement to T. Rowe Price by the Price Equity Index 500 Fund whenever the Fund’s expense ratio is below 0.35%; however, no reimbursement will be made after April 30, 2008, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Price Equity Index 500 Fund. The Price Equity Index 500 Fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.

          After the consummation of the Adviser Merger, TDAM USA will reassume duties previously delegated to TDIM under the sub-advisory agreement between TDWAM and TDIM. TDAM USA will perform these duties under the existing TDW Investment Management Agreements, using the same personnel previously employed by TDIM. Therefore, other than the name of the investment adviser, it is not expected that the TDW Investment Management Agreements will change in any way due to the Adviser Merger.

          If shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by T. Rowe Price or T. Rowe Price International as part of the Combined Funds. The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds.

          Subadvisory Arrangements. TDWAM has retained TDIM as sub-adviser for each of the Acquired Funds, other than the TDW Dow 30 Fund. Under the terms of each of the subadvisory agreements between TDWAM and TDIM, TDIM manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the TDW Board. As of the date hereof, T. Rowe Price and T. Rowe Price International have not appointed any sub-advisers for any of the Acquiring Funds.

          As compensation for its services, TDIM receive fees from TDWAM computed separately for each Acquired Fund. Such fees are paid out of TDWAM’s advisory fee at no additional cost to the Acquired Funds or their shareholders.

          Since TDWAM and TDIM will be the same legal entity after the consummation of the Adviser Merger, the existing subadvisory agreement between TDWAM and TDIM will terminate, and all investment advisory services will be provided by TDAM USA.

     Administrative Arrangements

          T. Rowe Price or T. Rowe Price International provides administrative services to the Price Funds pursuant to the T. Rowe Price Investment Management Agreements. As stated above, the advisory fees for each Acquiring Fund, other than the Price Equity Index 500 Fund, include administrative services rendered by T. Rowe Price or T. Rowe Price International, as applicable.

          TD Waterhouse, an affiliate of TDWAM, provides certain administrative services to the TDW Funds. For its services, as administrator, TD Waterhouse is entitled to receive from each TDW Fund (other than the TDW Dow 30 Fund), an annual fee of 0.10% of the average net assets of the TDW Fund. For providing administrative services to the TDW Dow 30 Fund, TDWAM (and not the Fund) compensates TD Waterhouse. TD Waterhouse has entered into a sub-administration agreement with Funds Distributor, Inc. (“FDI”) pursuant to which FDI performs certain administrative services for the TDW Funds. TD Waterhouse pays FDI’s fees for providing these services.

          In the event the Reorganizations are approved by shareholders, T. Rowe Price or T. Rowe Price International will provide administrative services to the Combined Funds.

Distribution and Shareholder Servicing Arrangements

     Distributor

          FDI acts as the principal distributor of the shares of the Acquired Funds. FDI is not affiliated with TDWAM. Price Investment Services, an affiliate of T. Rowe Price, acts as the distributor of the shares of the Acquiring Funds. FDI also acts as sub-administrator for TD Waterhouse Trust. All of the Funds are no-load and their shares are sold and redeemed at net asset value without the imposition of any sales charges. In addition, none of the Funds has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act. The address of FDI is 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. The address of Price Investment Services is 100 East Pratt Street, Baltimore, Maryland 21202. After consummation of the Reorganizations, Price Investment Services will continue to provide distribution services to each Combined Fund.

     Shareholder Servicing

          The TDW Funds’ Shareholder Servicing Plan permits each TDW Fund to pay banks, broker-dealers or other financial institutions (including TD Waterhouse and its affiliates) for shareholder support services they provide to their clients who are shareholders of a TDW Fund. The Acquired Funds have entered into a Services Agreement (the “TDW Services Agreement”) with TD Waterhouse for the provision of general shareholder liaison services, providing information on shareholder investments, establishing and maintaining shareholder accounts and records, and providing such other similar services as may reasonably be requested. Under the TDW Services Agreement, as compensation for services rendered, TD Waterhouse is entitled to receive a monthly fee calculated daily at an annual rate of 0.25% of the average daily net assets of the applicable Fund. At present, TD Waterhouse is the only financial institution that may be paid for its services under the Shareholder Servicing Plan. The Acquiring Funds do not have a similar plan. Price Services provides shareholder services for the Acquiring Funds. Only the Price Equity Index 500 Fund pays a separate fee for these services.

Other Service Agreements with Affiliates

          National Investor Services Corp. acts as transfer and dividend disbursing agent to the Acquired Funds. The address for National Investor Services Corp. is 55 Water Street, New York, New York 10041. Price Services, a wholly owned subsidiary of T. Rowe Price, acts as the Acquiring Funds transfer and dividend disbursing agent and provides shareholder and administrative services. The address for Price Services is 100 East Pratt Street, Baltimore, Maryland 21202.

Purchase, Exchange and Redemption of Shares

          The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

Purchase, Redemption and Exchange Features	Acquired Funds	Acquiring Funds

Minimum initial investment	• non-retirement accounts: $1,000	• non-retirement accounts: $2,500
	• retirement accounts: no minimum	• retirement accounts: $1,000
	• automatic investment programs:	• gifts or transfers to minors: $1,000
$100 per month or $300 per quarter

Minimum subsequent investments	$100	• non-retirement account: $100
• retirement account: $50
• gifts or transfers to minors: $50

Purchases	By mail (check), telephone, electronically, or through periodic investment	By ACH Transfer, mail (check), wire or through Automatic Asset Builder

Purchase, Redemption and Exchange Features	Acquired Funds	Acquiring Funds

Redemption	By mail, telephone or electronically	By mail or telephone

Exchanges	Shares of an Acquired Fund may be exchanged for shares of any other Acquired Fund, subject to any applicable redemption fee.	Shares of an Acquiring Fund may be exchanged for shares of any other Acquiring Fund or other T. Rowe Price mutual fund.

Redemption Fees	• 1% for TDW Bond Index Fund*	• 2% for Price International Equity Index Fund**

	• 2% for all TDW Funds except the TDW Bond Index Fund*	• 0.50% for all Price Funds except the Price International Equity Index Fund**

*Shareholders of TDW Funds will be assessed a redemption fee of up to the amount specified (expressed as a percentage of the amount the shareholder is redeeming) if the shareholder redeems TDW Fund shares within 5 days after investing in the TDW Fund. Please see the section entitled “How to Sell Shares – Redemption Fees” in the Acquired Funds Prospectus for additional information regarding redemption fees. Redemption fees have been waived for any redemptions occurring on or after March 22, 2005. Shares of Price Funds received in the Reorganizations will not be subject to redemption fees; however, if such shares are held in a TD Waterhouse brokerage account they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

** On shares purchased and held for less than 90 days (see the section entitled “Pricing Shares and Receiving Sale Proceeds” in the Acquiring Funds Prospectus for additional information).

     Dividend Distribution and Account Policies

          The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectus, Acquiring Funds Prospectus, Acquired Funds Statement and Acquiring Funds Statement.

          Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See “Pricing Your Shares” in the Acquired Funds Statement and “Pricing Shares and Receiving Sale Proceeds” in the Acquiring Funds Statement.

          Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value. When you sell shares of a Fund, you receive the net asset value minus any applicable redemption fees.

          Dividends.  Each of the Acquired Funds, other than the TDW Bond Index Fund, declares and pays dividends, if any, annually. The TDW Bond Index Fund declares dividends, if any, daily and pays monthly. Each of the Acquired Funds distributes capital gains, if any, at least annually. Dividends, if any, are declared daily and paid monthly by the Price Bond Index Fund, declared quarterly by the Price Equity Index 500 Fund, and declared annually by all of the other Acquiring Funds. Capital gains distributions, if any, are paid at least annually by the Acquiring Funds. See “Dividends and Distributions” in the Acquired Funds Prospectus and “Dividends and Other Distributions” and “Capital Gain Payments” in the Acquiring Funds Prospectus.

          Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested all dividends and distributions, if any, will be reinvested. See “Dividends and Distributions” in the Acquired Funds Prospectus and “Dividends and Other Distributions” in the Acquiring Funds Prospectus.

          Payment Following Redemption. Each Fund will normally send the proceeds from a redemption on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. See “How to Sell Shares” in the Acquired Funds Prospectus and “Pricing Shares and Receiving Sale Proceeds” in the Acquiring Funds Prospectus.

Performance

     General

          The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

          Important information about the Acquiring Funds is also contained in management’s discussion of each Acquiring Fund’s performance contained in the Annual Reports to Shareholders of the Acquiring Funds for the year ended October 31, 2004 (Price Bond Index Fund and Price International Equity Index Fund) and December 31, 2004 (Price Equity Index 500 Fund and Price Extended Equity Market Index Fund), which accompany this Proxy Statement and Prospectus.

          Average annual total return is determined in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

(a)	All dividends and distributions are reinvested at net asset value; and

(b)	Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

Average Annual Total Returns as of 12/31/04

TDW Bond Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	-0.59%	3.50%	N/A	N/A	6.76%

Return After Taxes on Distributions	-0.91%	2.13%	N/A	N/A	4.83%

Return After Taxes on Distributions and Sale of Fund Shares	-0.38%	2.26%	N/A	N/A	4.63%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	-0.48%	4.34%	N/A	N/A	7.39%

TDW Dow 30 Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (3/31/98)

Return Before Taxes	-2.22%	4.97%	0.39%	N/A	4.79%

Return After Taxes on Distributions	-2.22%	4.71%	-0.82%	N/A	3.59%

Return After Taxes on Distributions and Sale of Fund Shares	-1.44%	3.57%	0.33%	N/A	3.44%

*Dow Jones Industrial AverageSM (reflects no deduction for fees, expenses or taxes)	-2.06%	5.30%	0.68%	N/A	5.02%

TDW 500 Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	-2.24%	10.48%	N/A	N/A	-3.92%

Return After Taxes on Distributions	-2.24%	10.21%	N/A	N/A	-4.17%

Return After Taxes on Distributions and Sale of Fund Shares	-1.46%	7.17%	N/A	N/A	-3.41%

Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses or taxes)	-2.15%	10.88%	N/A	N/A	-3.55%

TDW Extended Market Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	-3.06%	18.27%	N/A	N/A	-2.72%

Return After Taxes on Distributions	-3.06%	17.93%	N/A	N/A	-3.00%

Return After Taxes on Distributions and Sale of Fund Shares	-1.99%	12.12%	N/A	N/A	-2.44%

Dow Jones Wilshire 4500 Completion Index (reflects no deduction for fees, expenses or taxes)	-3.27%	18.57%	N/A	N/A	-0.28%

TDW Asian Pacific Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	-2.00%	17.38%	N/A	N/A	-4.13%

Return After Taxes on Distributions	-2.00%	17.30%	N/A	N/A	-4.34%

Return After Taxes on Distributions and Sale of Fund Shares	-1.30%	11.47%	N/A	N/A	-3.56%

MSCI® Pacific Index (reflects no deduction for fees, expenses or taxes)	-1.65%	18.98%	N/A	N/A	-1.83%

TDW European Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	0.32%	20.21%	N/A	N/A	-0.03%

Return After Taxes on Distributions	0.32%	20.21%	N/A	N/A	-0.23%

Return After Taxes on Distributions and Sale of Fund Shares	0.21%	13.81%	N/A	N/A	-0.03%

MSCI® Europe Index (reflects no deduction for fees, expenses or taxes)	0.46%	20.88%	N/A	N/A	1.45%

Price Bond Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (11/30/00)

Return Before Taxes	-0.54%	3.86%	N/A	N/A	6.74%

Return After Taxes on Distributions	-0.91%	2.39%	N/A	N/A	4.86%

Return After Taxes on Distributions and Sale of Fund Shares	-0.35%	2.49%	N/A	N/A	4.62%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	-0.48%	4.34%	N/A	N/A	7.09%

Price Equity Index 500 Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (3/30/90)

Return Before Taxes	-2.21%	10.51%	-2.56%	11.76%	11.01%

Return After Taxes on Distributions	-2.25%	10.24%	-2.90%	11.03%	10.12%

Return After Taxes on Distributions and Sale of Fund Shares	-1.37%	7.16%	-2.32%	10.08%	9.38%

Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expenses or taxes)	-2.15%	10.88%	-2.30%	12.07%	11.36%

Price Extended Equity Market Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (1/30/98)

Return Before Taxes	-3.25%	18.38%	1.12%	N/A	6.91%

Return After Taxes on Distributions	-3.25%	18.21%	0.47%	N/A	6.06%

Return After Taxes on Distributions and Sale of Fund Shares	-2.11%	12.05%	0.60%	N/A	5.51%

Dow Jones Wilshire 4500 Completion Index (reflects no deduction for fees expenses or taxes)	-3.27%	18.57%	1.38%	N/A	7.02%

Price International Equity Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (11/30/00)

Return Before Taxes	-0.28%	19.18%	N/A	N/A	2.87%
Return After Taxes on Distributions	-0.28%	19.02%	N/A	N/A	2.68%

Return After Taxes on Distributions and Sale of Fund Shares	-0.18%	12.93%	N/A	N/A	2.43%

FTSETM Developed ex North America Index (reflects no deduction for fees, expenses or taxes)	-0.12%	20.76%	N/A	N/A	3.83%

Shareholder Rights

          Shareholder rights are substantially the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund’s capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors or trustees, changes in fundamental policies, or approval of changes in the Fund’s investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

          The Funds are not required to hold annual meetings and do not intend to do so unless the Investment Company Act requires an election of directors by shareholders. Under the TD Waterhouse Trust’s By-Laws, shareholders representing at least 10% of the outstanding shares entitled to vote may order a special meeting if they wish on any matter on which they are entitled to vote. Under each Price Corporation’s By-Laws, special meetings of shareholders may be ordered on the written request of shareholders entitled to cast (i) in the case of a meeting for the purpose of removing a director, at least 10% and (ii) in the case of a meeting for any other purpose, at least 25%, in each case of all the votes entitled to be cast at such a meeting.

          TD Waterhouse Trust is a Delaware statutory trust. Delaware law provides that shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. To guard against this risk, the Trust’s Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the portfolio is unable to meet its obligation. In light of Delaware law and the nature of the Trust’s business, the TD Waterhouse Trust believes that the risk of personal liability to shareholders is extremely remote.

          Each of the Price Corporations is a Maryland corporation. A shareholder of a corporation generally has no personal liability for the acts or obligations of a corporation.

          Additionally, a shareholder vote is required by Maryland law to amend the charter of a Maryland corporation, whereas the TD Waterhouse Trust Declaration of Trust only requires a shareholder vote for certain types of amendments. A shareholder vote is also required to dissolve a corporation under Maryland law, however one is not required to terminate TD Waterhouse Trust under the TD Waterhouse Trust Declaration of Trust.

Tax Information

          The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See “Taxes” in the Acquired Funds Prospectuses and “Useful Information on Distributions and Taxes” in the Acquiring Funds Prospectus.

Portfolio Transactions

          The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of TDWAM, TDIM, T. Rowe Price and T. Rowe Price International may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see “Brokerage Allocation” in the Acquired Funds Statement and “Portfolio Transactions” in the Acquiring Funds Statement.

Additional Information

     Independent Registered Public Accounting Firms

          Currently Ernst & Young LLP serves as the independent registered public accounting firm of the Acquired Funds and PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that PricewaterhouseCoopers LLP will serve as the independent registered public accounting firm of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201. The principal business address of Ernst & Young LLP is 5 Times Square, New York, New York 10036.

     Custodian

          The Bank of New York acts as the custodian of the assets of the Acquired Funds. State Street Bank and Trust Company (“State Street”) acts as the custodian of the Acquiring Funds, except the Price International Equity Index Fund for which JPMorgan Chase Bank, London (“JPMorgan”) serves as the custodian. If the Reorganizations are completed, it is currently anticipated that State Street or JPMorgan, as applicable, will continue to serve as the custodians of the Combined Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. The principal business address of JPMorgan is Woolgate House, Coleman Street, London, EC2P 2HD, England.

     Transfer Agent

          National Investor Services Corp., 55 Water Street, New York, New York 10041, an affiliate of TDWAM, serves as the transfer agent with respect to each Acquired Fund. Price Services, 100 East Pratt Street, Baltimore, Maryland 21202, serves as the transfer agent with respect to each Acquiring Fund. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that Price Services will continue to serve as the transfer agent of the Combined Funds.

     Capital Stock

          Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest. The Price Equity Index 500 Fund and Price Extended Equity Market Index Fund are authorized to issue shares according to the following: an aggregate of one billion (1,000,000,000) shares, par value $0.01 per share, divided and classified into the following series: (i) Price Equity Index 500 Fund, (ii) Price Extended Equity Market Fund, and (iii) T. Rowe Price Total Equity Market Index Fund. Each such series shall consist of the lesser of (x) 1,000,000,000 shares or (y) the number of shares that could be issued by issuing all of the shares of any series currently or hereafter classified less the total number of shares then issued and outstanding in all of such series. The Price International Equity Index Fund and the Price Bond Index Fund are each authorized to issue up to one billion (1,000,000,000) shares, par value $0.0001 per share. See “Shareholder Information” in the Acquired Funds Statement and “Capital Stock (Maryland Corporations)” in the Acquiring Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively.

     Shareholder Inquiries

          Shareholder inquiries with respect to the Acquired Funds may be addressed to TD Waterhouse Investor Services, Inc., Mutual Fund Services, P.O. Box 2630, Jersey City, New Jersey 07308-2630, or by calling toll free 1-800-934-4448. Shareholder inquiries with respect to the Acquiring Funds may be addressed to T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 or by calling toll free 1-800-638-5660.

PROPOSAL NO. 2: APPROVAL OF A CHANGE IN THE FUNDAMENTAL INVESTMENT
 OBJECTIVE OF THE TDW DOW 30 FUND

          The TDW Dow 30 Fund’s investment objective is “fundamental,” meaning that as a matter of law it cannot be changed without shareholder approval. Shareholders of the TDW Dow 30 Fund are being asked to approve a change in their Fund’s investment objective. This proposal must be approved by a Majority Shareholder Vote of TDW Dow 30 Fund shareholders. This proposal is being submitted to facilitate the realignment of the TDW Dow 30 Fund’s portfolio to effectuate its reorganization with the Price Equity Index 500 Fund. Approval of this proposal is specifically contingent on the approval of Proposal 1(b) regarding the Reorganization of the TDW Dow 30 Fund. Therefore, if Proposal 1(b) is not approved by TDW Dow 30 Fund shareholders then Proposal 2 will not take effect even if it is approved by TDW Dow 30 Fund shareholders. For more information on the proposed Reorganization see “Proposal No. 1: Approval of the Plans.”

Comparison of Current and Amended Investment Objectives

          The current investment objective of the TDW Dow 30 Fund is to seek to track closely the total return of the DJIASM, before fund expenses. If approved by shareholders, the new investment objective of the TDW Dow 30 Fund would be to seek to match the performance of the S&P 500®Index. The new investment objective is the same as the investment objective of the Price Equity Index 500 Fund with which the TDW Dow 30 Fund is proposed to reorganize.

          Although the current and proposed investment objectives are different, each seeks to track a benchmark index that consists of large-capitalization companies. All of the securities included in the DJIASM are also included in the S&P 500®Index. The DJIASM currently consists of 30 of the most widely held and actively traded stocks in the U.S. stock market. The stocks in the DJIASM represent large-capitalization companies that typically are dominant firms in their respective industries. The DJIASM is price-weighted, which means that, essentially, it includes one share of each of its component stocks. The S&P 500®Index is a market-weighted index composed of 500 common stocks issued by large-capitalization companies representing the top industries in the U.S. The stocks included in the S&P 500®Index collectively represent a substantial portion of all common stocks publicly traded in the U.S.

TDW Board Considerations in Approving Change in Investment Objective

          The TDW Board considered the similarities and differences between the current and revised investment objectives, as set out above, and determined that, on balance, it would be in the best interests of TDW Dow 30 Fund shareholders to reorganize with another large capitalization equity index fund, albeit one with a broader benchmark index. As a condition the Reorganization, however, the change in the TDW Dow 30 Fund’s investment objective would need to be approved. Therefore, the TDW Board has approved, and recommends that TDW Dow 30 Fund shareholders approve, the change in the fundamental investment objective of the TDW Dow 30 Fund.

          The TDW Board, including the TDW Independent Trustees, unanimously recommends that you vote FOR Proposal 2.

GENERAL

INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

          The Meeting will be held on June 7, 2005 at the offices of TD Waterhouse Trust, 100 Wall Street, 20th Floor, New York, New York 10005, at 10:00 a.m., Eastern Time.

Solicitation, Revocation and Use of Proxies

          A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of TDW Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

          All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted “FOR” approval of the Plan and the change in the fundamental investment objective of the TDW Dow 30 Fund.

          It is not anticipated that any matters other than the approval of the Plan and the change in the fundamental investment objective of the TDW Dow 30 Fund will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

          Only holders of record of shares of the Acquired Funds at the close of business on April 15, 2005 (the “Record Date”) are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each of the Acquired Funds that are issued and outstanding and entitled to vote at the close of business on the Record Date.

Aquired Fund	Outstanding Shares

TDW Bond Index Fund	1,652,429.69
TDW Dow 30 Fund	15,588,295.64
TDW 500 Index Fund	17,750,331.02
TDW Extended Market Index Fund	6,610,700.76
TDW Asian Pacific Index Fund	1,740,451.67
TDW European Index Fund	1,642,050.91

Security Ownership of Certain Beneficial Owners and Management of the Funds

          To the knowledge of each Fund, as of February 28, 2005, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:

Name of Fund	Name and Address of Shareholder	Percentage of Shares Owned	Percentage of Class of Shares of Combined Fund After the Reorganization on a Pro Forma Basis*

Price Equity Index 500 Fund	T. Rowe Price Retirement Portfolio Attn: Fund Accounting Dept 100 East Pratt Street Baltimore, MD 21202	8.76%	8.21%

	T. Rowe Price Trust Co., Inc. Attn: RPS Control Dept 10090 Red Run Blvd Owings Mills, MD 21117	29.43%	27.60%

Name of Fund	Name and Address of Shareholder	Percentage of Shares Owned	Percentage of Class of Shares of Combined Fund After the Reorganization on a Pro Forma Basis*

Price Extended Equity Market Index Fund	T. Rowe Price Trust Co., Inc. Attn: TRPS Inst. Control Dept. P.O. Box 17215 Baltimore, MD 21297	22.87%	17.16%

Price Bond Index Fund	T. Rowe Price RPS Inc. Omnibus Plan # New Business-Conv Assts #134 UBX P.O. Box 17215 Baltimore, MD 21297	39.82%	35.32%

	TRP Finance Inc. 802 West Street, Suite 301 Wilmington, DE 19801	6.01%	5.33%

	Alaska College Savings Trust Account Portfolio c/o T. Rowe Price Associates Attn: Kimberly Vanscoy, Fixed Income 100 East Pratt Street, Floor 7 Baltimore, MD 21202	7.85%	6.96%

Price International Equity Index Fund	T. Rowe Price RPS Inc. Omnibus Plan # New Business-Conv Assts #135 IXF P.O. Box 17215 Baltimore, MD 21297	9.24%	6.65%

*Assuming that the value of the shareholder’s interest in the Fund on the date of the consummation of the applicable Reorganization was the same as on February 28, 2005.

          At April 30, 2005, the Trustees and officers of the TDW Funds as a group (10 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of TD Waterhouse Trust.

          At March 22, 2005, the Directors and Executive Officers of the Price Funds as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund.

Voting Rights and Required Vote

          Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the Plan. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of a Plan by an Acquired Fund requires a Majority Shareholder Vote. Approval of Proposal 2 with respect to the TDW Dow 30 Fund also requires a Majority Shareholder Vote.

          Broker-dealer firms holding shares of any of the Acquired Funds in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans or Proposal 2. Properly executed proxies that are returned but that are marked “abstain” or with respect to which a broker-dealer has declined to vote on any proposal (“broker non-votes”) will be counted as present for the purposes of determining presence at the Meeting. Assuming the presence required by a Majority Shareholder Vote, abstentions and broker non-votes (if applicable) will have the same effect as a vote against approval of the applicable Plan or Proposal 2.

          If, by the time scheduled for the Meeting, sufficient votes in favor of approval of a Plan or Proposal 2 are not received from the shareholders of the applicable Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders.  An affirmative vote of a majority of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the Meeting will suffice for any such adjournment.  The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

          The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

ADDITIONAL INFORMATION

          The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus (“proxy expenses”) will be borne by TDWAM or an affiliate thereof. The proxy expenses are currently estimated to be approximately $425,750 in the aggregate.

          TDWAM or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

          In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. TD Waterhouse Trust has retained ComputerShare Fund Services to aid in the solicitation of proxies at a cost estimated not to exceed $60,000, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by TDWAM or an affiliate thereof.

          This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which TDW Funds and Price Funds have filed on their behalf with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

          The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by TD Waterhouse Trust on behalf of the Acquired Funds or the applicable Price Corporation on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

LEGAL PROCEEDINGS

          There are no material legal proceedings to which any of the Funds is a party.

LEGAL OPINIONS

          Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon for the Acquiring Funds by Henry H. Hopkins, Esquire. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquired Funds.

EXPERTS

          The financial highlights of the Acquired Funds and Acquiring Funds incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of Ernst & Young LLP and PricewaterhouseCoopers LLP, respectively, independent registered public accounting firms, given on their authority as experts in auditing and accounting. The principal business address of Ernst & Young LLP is 5 Times Square, New York, New York 10036. The principal business address of PricewaterhouseCoopers LLP is 250 West Pratt Street, 21stFloor, Baltimore, Maryland 21201.

SHAREHOLDER PROPOSALS

          A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of TD Waterhouse Trust relating to such meeting is to be made in order to be considered in such Acquired Fund’s proxy statement and form of proxy relating to the meeting. If proposal Nos. 1(a)-(f) and 2 are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

By Order of the Board of Trustees of TD Waterhouse Trust,

Marc Schuman
Secretary, TD Waterhouse Trust

EXHIBIT I

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

DATED AS OF MARCH 23, 2005

I-i

I-ii

TABLE OF CONTENTS
(cont.)

I-iii

AGREEMENT AND PLANS OF REORGANIZATION

          THIS AGREEMENT AND PLANS OF REORGANIZATION (this “Agreement”) is made as of the  day of March 23, 2005, by and between TD WATERHOUSE TRUST, a Delaware statutory trust, on behalf of each Acquired Fund (as defined herein), each a separate series and investment portfolio of TD Waterhouse Trust, and (i) T. ROWE PRICE INDEX TRUST, INC., a Maryland corporation, on behalf of T. Rowe Price Equity Index 500 Fund and T. Rowe Price Extended Equity Market Index Fund, (ii) T. ROWE PRICE INTERNATIONAL INDEX FUND, INC., a Maryland corporation, on behalf of T. Rowe Price International Equity Index Fund, and (iii) T. ROWE PRICE U.S. BOND INDEX FUND, INC., a Maryland corporation, (together with T. Rowe Price Index Trust, Inc. and T. Rowe Price International Index Fund, Inc., the “Price Corporations” and each, a “Price Corporation”) on behalf of T. Rowe Price U.S. Bond Index Fund.

PLANS OF REORGANIZATION

          WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between TD Waterhouse Trust on behalf of each of its separate series and investment portfolios referenced below (each an “Acquired Fund,” and collectively, the “Acquired Funds”) and the respective Price Corporations on behalf of their respective separate investment portfolios (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) as set forth below:

Acquired Fund:	Acquiring Fund:

TD Waterhouse Bond Index Fund (the “TDW Bond Index Fund”)	T. Rowe Price U.S. Bond Index Fund (the “Price Bond Index Fund”)

TD Waterhouse Dow 30 Fund (the “TDW Dow 30 Fund”)	T. Rowe Price Equity Index 500 Fund (the “Price Equity Index 500 Fund”)

TD Waterhouse 500 Index Fund Fund (the “TDW 500 Index Fund”)	Price Equity Index 500 Fund

TD Waterhouse Extended Market Index Fund (the “TDW Extended Market Index Fund”)	T. Rowe Price Extended Equity Market Index Fund (the “Price Extended Equity Market Index Fund”)

TD Waterhouse Asian Pacific Index Fund (the “TDW Asian Pacific Index Fund”)	T. Rowe Price International Equity Index Fund (the “Price International Equity Index Fund”)

TD Waterhouse European Index Fund (the “TDW European Index Fund”)	Price International Equity Index Fund

          WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

          WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund’s Assets (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, par value $.0001 (in the case of the Price International Equity Index Fund and Price Bond Index Fund) or $.01 (in the case of the Price Equity Index 500 Fund and Price Extended Equity Market Index Fund) per share, of such Acquiring Fund (the “Shares”), equal to the net asset value of such Acquired Fund’s Assets determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a “Reorganization” and collectively the “Reorganizations”);

          WHEREAS, the aggregate net asset value of the Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

          WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

          WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

AGREEMENT

          NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1.    Defined Terms; Sections and Exhibits; Miscellaneous Terms

a. Definitions

As used herein the following terms have the following respective meanings:

          “Acquired Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.” For purposes of this Agreement, the term “Acquired Fund” shall refer to the TDW Bond Index Fund in respect of the Bond Index Funds Reorganization, the TDW Dow 30 Fund in respect of the Dow/Equity 500 Index Funds Reorganization, the TDW 500 Index Fund in respect of the Equity 500 Index Funds Reorganization, the TDW Extended Market Index Fund in respect of the Extended Index Funds Reorganization, the TDW Asian Pacific Index Fund in respect of the Asian/International Index Funds Reorganization and TDW European Index Fund in respect of the European/International Index Funds Reorganization.

“Acquired Funds Prospectus” shall mean the prospectus relating to the Acquired Funds dated May 28, 2004, as amended or supplemented.

“Acquired Funds Statement of Additional Information” shall mean the statement of additional information relating to the Acquired Funds, dated May 28, 2004, as amended or supplemented.

          “Acquiring Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.” For purposes of this Agreement, the term “Acquiring Fund” shall refer to the Price Bond Index Fund in respect of the Bond Index Funds Reorganization, the Price Equity Index 500 Fund in respect of each of the Dow/Equity 500 Index Funds, Reorganization and the Equity 500 Index Funds Reorganization, the Price Extended Equity Market Index Fund in respect of the Extended Index Funds Reorganization, and the Price International Equity Index Fund in respect of each of the Asian/International Index Funds Reorganization and the European/International Index Funds Reorganization.

          “Acquiring Funds Prospectus” shall mean the prospectus relating to the Acquiring Funds, dated March 1, 2005 in the case of the Price Bond Index Fund and Price International Equity Index Fund, and May 1, 2004 in the case of the Price Equity Index 500 Fund and Price Extended Equity Market Index Fund, in each case as amended or supplemented.

“Acquiring Funds Statements of Additional Information” shall mean the statement of additional information relating to the Acquiring Funds, dated March 1, 2005, as amended or supplemented.

“Agreement” has the meaning ascribed thereto in the introduction hereof.

          “Asian/International Index Funds Reorganization” consists of (i) the acquisition of the TDW Asian Pacific Index Fund’s Assets by the Price International Equity Index Fund solely in exchange for an aggregate value of Shares of the Price International Equity Index Fund, equal to the net asset value of the TDW Asian Pacific Index Fund’s Assets, determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW Asian Pacific Index Fund, of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW Asian Pacific Index Fund, in liquidation of the TDW Asian Pacific Index Fund.

          “Assets” has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term “Assets” shall refer to Assets of (i) the TDW Bond Index Fund in the case of the Bond Index Funds Reorganization, (ii) the TDW Dow 30 Fund in the case of the Dow/Equity 500 Index Funds Reorganization, (iii) the TDW 500 Index Fund in the case of the Equity 500 Index Funds Reorganization, (iv) the TDW Extended Market Index Fund in the case of the Extended Index Funds Reorganization, (v) the TDW Asian Pacific Index Fund in the case of the Asian/International Index Funds Reorganization and (vi) the TDW European Index Fund in the case of the European/International Index Funds Reorganization.

          “Bond Index Funds Reorganization” consists of (i) the acquisition of the TDW Bond Index Fund’s Assets by the Price Bond Index Fund solely in exchange for an aggregate value of Shares of the Price Bond Index Fund, equal to the net asset value of the TDW Bond Index Fund’s Assets determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW Bond Index Fund of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW Bond Index Fund in liquidation of the TDW Bond Index Fund.

“Closing Date” has the meaning ascribed thereto in Section 6 hereof.

“Code” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“Commission” shall mean the Securities and Exchange Commission.

          “Dow/Equity Index 500 Funds Reorganization” consists of (i) the acquisition of the TDW Dow 30 Fund’s Assets by the Price Equity Index 500 Fund solely in exchange for an aggregate value of Shares of the Price Equity Index 500 Fund, equal to the net asset value of the TDW Dow 30 Fund’s Assets, determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW Dow 30 Fund of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW Dow 30 Fund, in liquidation of the TDW Dow 30 Fund.

          “Equity Index 500 Funds Reorganization” consists of (i) the acquisition of the TDW 500 Index Fund’s Assets by the Price Equity Index 500 Fund solely in exchange for an aggregate value of Shares of the Price Equity Index 500 Fund, equal to the net asset value of the TDW 500 Index Fund’s Assets, determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW 500 Index Fund, of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW 500 Index Fund, in liquidation of the TDW 500 Index Fund.

          “European/International Index Funds Reorganization” consists of (i) the acquisition of the TDW European Index Fund’s Assets by the Price International Equity Index Fund solely in exchange for an aggregate value of Shares of the Price International Equity Index Fund, equal to the net asset value of the TDW European Index Fund’s Assets, determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW European Index Fund of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW European Index Fund, in liquidation of the TDW European Index Fund.

“Exchange Act” shall mean the Securities Exchange Act of 1934, as amended.

          “Extended Index Funds Reorganization” consists of (i) the acquisition of the TDW Extended Market Index Fund’s Assets by the Price Extended Equity Market Index Fund solely in exchange for an aggregate value of Shares of the Price Extended Equity Market Index Fund, equal to the net asset value of the TDW Extended Market Index Fund’s Assets determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW Extended Market Index Fund of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW Extended Market Index Fund in liquidation of the TDW Extended Market Index Fund.

          “Governmental Authority” shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

“Investment Company Act” shall mean the Investment Company Act of 1940, as amended.

          “Investments” shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person’s business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

“Licenses” has the meaning ascribed thereto in Section 3(b) hereof.

          “Lien” shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

          “Majority Shareholder Vote” shall mean the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund or (ii) 67% or more of the shares of the Acquired Fund present at the special shareholders’ meeting referenced in Section 5(a) hereof if more than 50% of such shares are present or represented by proxy.

          “Material Adverse Effect” shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

“N-14 Registration Statement” has the meaning ascribed thereto in Section 3(n) hereof.

          “Permitted Liens” shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

          “Person” shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

“Price Bond Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“Price Corporation” has the meaning ascribed thereto in the preamble.

          “Price Corporation Articles of Incorporation” shall mean the respective Articles of Incorporation of T. Rowe Price Index Trust, Inc., dated as of December 20, 1989, T. Rowe Price International Index Fund, Inc., dated as of August 10, 2000, and T. Rowe Price U.S. Bond Index Fund, Inc., dated as of July 14, 2004, as amended or supplemented from time to time.

“Price Equity Index 500 Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“Price Extended Equity Market Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“Price International Equity Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

          “Reorganization” has the meaning ascribed thereto in the second paragraph under the heading “Plans of Reorganization” hereof. For purposes of this Agreement, the term “Reorganization” shall refer to the Asian/International Index Funds Reorganization, the Bond Index Funds Reorganization, the Dow/Equity Index 500 Funds Reorganization, the Equity 500 Index Funds Reorganization, the European/International Index Funds Reorganization, or the Extended Index Funds Reorganization, as the context requires.

“RICs” has the meaning ascribed thereto in Section 3(b) hereof.

“S&S” shall mean Shearman & Sterling LLP, counsel to TD Waterhouse Trust and the Acquired Funds.

“Securities Act” shall mean the Securities Act of 1933, as amended.

          “Shares” has the meaning ascribed thereto under the heading “Plans of Reorganization.” For purposes of this Agreement, the term “Shares” shall refer to the Shares of (i) the Price Bond Index Fund in the case of the Bond Index Funds Reorganization, (ii) the Price Equity Index 500 Fund in the case of both the Dow/Equity Index 500 Funds Reorganization and the Equity Index 500 Funds Reorganization, (iii) the Price Extended Equity Market Index Fund in the case of the Extended Index Funds Reorganization, and (iv) the Price International Equity Index Fund in the case of both the Asian/International Index Funds Reorganization and the European/International Index Funds Reorganization.

“TDW 500 Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW Asian Pacific Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW Bond Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW Dow 30 Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW European Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW Extended Market Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TD Waterhouse Trust Declaration of Trust” shall mean the Agreement and Declaration of Trust of TD Waterhouse Trust dated as of August 6, 1999, as amended or supplemented from time to time.

“Valuation Time” has the meaning ascribed thereto in Section 2(e) hereof.

          b.     Use of Defined Terms

          Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

          c.     Sections and Exhibits

          References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

          d.     Miscellaneous Terms

          The term “or” shall not be exclusive. The terms “herein,” “hereof,” “hereto,” “hereunder” and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term “including” shall mean “including, but not limited to.”

2.     The Reorganization(s)

          a.     Transfer of Assets

          Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), in such form and condition as to constitute good delivery, all of the property and assets (including cash, securities, commodities, interests in futures, forwards, options and dividends, any interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund, (as to each Acquired Fund, such assets are collectively referred to herein as the “Assets”). There shall be excluded from the Assets transferred the following items: (i) any asset that was not purchased in accordance with the Acquired Fund’s Prospectus and Acquired Fund’s Statement of Additional Information; (ii) accrued operating expenses; (iii) cash in an amount sufficient to pay all liabilities relating to Fund operating expenses; and (iv) any other Asset that in the Acquiring Fund’s sole discretion it elects not to approve for transfer, provided that such approval shall not be unreasonably withheld.

          b.     Issuance and Valuation of Shares in the Reorganization

          Full Shares, and to the extent necessary, a fractional Share, of an aggregate net asset value equal to the net asset value of the Assets acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of the Acquired Fund and the Acquiring Fund shall be determined in accordance with the procedures described in the Acquiring Funds Prospectus and the Acquiring Funds Statements of Additional Information as of the Valuation Time and in accordance with the Acquiring Fund’s valuation procedures. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

          c.     Distribution of Shares to the Acquired Fund Shareholders

          Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders’ interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund (or of a designated agent of the Acquiring Fund) in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time. The Acquiring Fund shall have no obligation to inquire as to the validity or correctness of the holdings of shareholders in the Acquired Fund and may rely exclusively on information provided by the Acquired Fund. The stock transfer books of the Acquired Fund will be permanently closed as of the close of business on the Closing Date and only requests for the redemption of shares of the Acquired Fund received in proper form prior to the close of trading on the New York Stock Exchange on the Closing Date shall be accepted by the Acquired Fund. Redemption requests thereafter received by the Acquired Fund shall be deemed to be redemption requests for Shares of the Acquiring Fund that will have acquired substantially all of the Assets of the Acquired Fund’s portfolio to which such redemption request relates (assuming that the Reorganizations contemplated by the Agreement have been consummated) to be distributed to shareholders of the Acquired Fund under this Agreement.

          d.     Interest; Proceeds

          The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, dividends or proceeds it receives on or after the Closing Date with respect to its Assets.

e. Valuation Time

          i.          The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on June 17, 2005, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the “Valuation Time”).

          ii.          In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that the closing of a primary non-U.S. trading market on which portfolio securities of the Acquired Fund or Acquiring Fund trade at the Valuation Time shall not generally be a grounds for postponing the Valuation Time.

f. Evidence of Transfer

The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland and/or Delaware to effect the transfer of the Assets to the Acquiring Fund.

g. Termination

          The Acquired Fund’s existence as a separate investment portfolio of TD Waterhouse Trust will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the State of Delaware, as provided in Section 5(e) hereof.

h. Separate Agreements; Reorganizations Not Conditioned on One Another

          Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Asian/International Index Funds Reorganization, (ii) the Bond Index Funds Reorganization, (iii) the Dow/Equity Index 500 Funds Reorganization (iv) the Equity Index 500 Funds Reorganization, (v) the European/International Index Funds Reorganization, and (vi) the Extended Index Funds Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3.     Representations and Warranties of the Acquired Fund

          TD Waterhouse Trust represents and warrants on behalf of itself and the Acquired Fund to the respective Acquiring Fund as follows:

          a.      Formation and Qualification

          The Acquired Fund is a separate investment portfolio of TD Waterhouse Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. TD Waterhouse Trust is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

          b.     Licenses

          The Acquired Fund (or TD Waterhouse Trust on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, “Licenses”) required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. TD Waterhouse Trust is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-9519), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies (“RICs”) under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

          c.      Authority

          TD Waterhouse Trust, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of TD Waterhouse Trust or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by TD Waterhouse Trust, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Price Corporation on behalf of the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

          d.     Audited Financial Statements

          The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of January 31, 2005, said financial statements having been audited by Ernst & Young LLP, an independent registered public accounting firm. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

          e.      Unaudited Financial Statements

          Prior to the Closing Date, the Acquiring Fund will be furnished with unaudited financial statements of the Acquired Fund in accordance with Section 5(b)(i) hereof. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis. In addition, the Chief Financial Officer of the Acquired Fund shall certify the accuracy of such unaudited financial statements.

          f.     Prospectus and Statement of Additional Information

          The Acquiring Fund has been furnished with the Acquired Funds Prospectus and the Acquired Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          g.     Litigation

          There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of TD Waterhouse Trust on behalf of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to the knowledge of TD Waterhouse Trust, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

          h.     Material Contracts

          There are no material contracts outstanding to which TD Waterhouse Trust on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the Acquired Funds Prospectus or the Acquired Funds Statement of Additional Information.

          i.     No Conflict

          The execution and delivery of this Agreement by TD Waterhouse Trust on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the TD Waterhouse Trust Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which TD Waterhouse Trust on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

          j.     Undisclosed Liabilities

          The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since January 31, 2005, and those incurred in connection with the Reorganization.

          k.     Taxes

          The Acquired Fund has filed (or caused to be filed) all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs. The Acquired Fund has no non-RIC undistributed earnings and profits within the meaning of section 852(a)(2)(B) of the Code.

          l.     Assets

          The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

          m.     Consents

          No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and (iii) in the case of the Dow/Equity 500 Index Funds Reorganization, a Majority Shareholder Vote in connection with the change in the investment objective of the TDW Dow 30 Fund.

          n.     N-14 Registration Statement

          The registration statement filed, or to be filed, by the Price Corporations on Form N-14 relating to the Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it describes the Acquired Fund with information provided by the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          o.     Capitalization

          Under the TD Waterhouse Trust Declaration of Trust, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, with or without par value. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

          p.     Books and Records

          The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4.     Representations and Warranties of the Acquiring Fund

          The Price Corporation represents and warrants on behalf of itself and the Acquiring Fund to the respective Acquired Fund as follows:

          a.     Formation and Qualification

          The Acquiring Fund is a separate investment portfolio of the applicable Price Corporation, each a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. The Price Corporation is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund.

          b.     Licenses

          The Acquiring Fund (or the Price Corporation on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. The Price Corporation is duly registered under the Investment Company Act as an open-end management investment company (File Nos. 811-5986, T. Rowe Price Index Trust, Inc., 811-10063, T. Rowe Price International Index Fund, Inc., and 811-10093, T. Rowe Price U.S. Bond Index Fund, Inc.), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

          c.     Authority

          The Price Corporation, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Price Corporation, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by TD Waterhouse Trust on behalf of the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

          d.     Audited Financial Statements

          The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, as of October 31, 2004 in the case of the Price International Equity Index Fund and the Price Bond Index Fund, and December 31, 2004 in the case of the Price Equity Index 500 Fund and the Price Extended Equity Market Index Fund, said financial statements having been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

          e.     Unaudited Financial Statements

          Prior to the Closing Date, the Acquired Fund will be furnished with unaudited financial statements in accordance with Section 5(b)(ii) hereof. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis. In addition, the Treasurer of the Acquiring Fund shall certify the accuracy of such unaudited financial statements.

          f.     Prospectus and Statement of Additional Information

          The Acquired Fund has been furnished with the Acquiring Funds Prospectus and the Acquiring Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          g.     Litigation

          There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Price Corporation on behalf of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to the knowledge of the Price Corporation, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

          h.     Material Contracts

          There are no material contracts outstanding to which the Price Corporation on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the Acquiring Funds Prospectus, or the Acquiring Funds Statement of Additional Information.

          i.     No Conflict

          The execution and delivery of this Agreement by the Price Corporation on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Price Corporation’s Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Price Corporation on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

          j.     Undisclosed Liabilities

          The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since October 31, 2004 in the case of the Price International Index Fund or the Price Bond Index Fund, or December 31, 2004 in the case of the Price Equity Index 500 Fund or the Price Extended Equity Market Index Fund, as the case may be, and those incurred in connection with the Reorganization.

          k.     Taxes

          The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

          l.     Consents

          No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

          m.     N-14 Registration Statement

          The N-14 Registration Statement, on its effective date, at the time of the shareholders’ meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it describes the Acquiring Fund with information provided by the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          n.     Capitalization

          Under the Price Corporation’s Articles of Incorporation, the Price Corporation is authorized to issue a sufficient number of full and fractional shares of common stock of the Acquiring Fund to consummate the Reorganization.

          All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

o. Shares

          i.           The Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

          ii.           At or prior to the Closing Date, the Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5.     Covenants of the Acquired Fund and the Acquiring Fund

          a.      Special Shareholders’ Meeting

          TD Waterhouse Trust on behalf of the Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein. Without limiting the generality of the foregoing, at the special shareholders’ meeting for the TDW Dow 30 Fund, shareholders will be asked to vote in favor of a change in the fundamental investment objective of the TDW Dow 30 Fund so that it is consistent with the investment objective of the Price Equity Index 500 Fund.

b. Unaudited Financial Statements

          i.          The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with Section 2(b) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time.

          ii.          The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(b) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time.

c. Share Ledger Records of the Acquiring Fund

          The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records, or to cause its duly authorized agent to open such accounts, for the shareholders of the Acquired Fund in connection with the distribution of Shares by the Acquired Fund to such shareholders in accordance with Section 2(c) hereof.

d. Conduct of Business

          i.          The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions. Nothwithstanding the foregoing, it is understood that following receipt of shareholder approval of the Reorganization and, in the case of the TDW Dow 30 Fund, of a change in fundamental investment objective, and prior to the Closing Date, the TDW Asian Pacific Index Fund and the TDW Dow 30 Fund shall each engage in such portfolio transactions as shall be necessary to align the portfolio of the Acquired Fund with that of the Acquiring Fund, provided that in no event shall the Acquired Fund sell, or be required to sell, more than 50% of its Assets as measured from March 22, 2005. The Acquired Fund has no actual knowledge of an intention by its shareholders of redeeming or otherwise disposing of any of its shares other than in the ordinary course of business.

          ii.          It is expressly understood that the Acquired Fund may hereafter sell any securities owned by it in the ordinary course of its business as a series of a diversified, open-end, management investment company. In the event that the Acquiring Fund determines, solely at its own discretion that any securities owned by the Acquired Fund substantially all of the Assets of which the Acquiring Fund agrees hereunder to acquire, are securities that the Acquiring Fund does not desire to hold, the Acquiring Fund will so instruct the Acquired Fund at least thirty (30) days prior to the Closing Date and the Acquired Fund will dispose of such securities prior to the Closing Date or advise the Acquiring Fund that it elects not to transfer such securities as otherwise provided herein; provided however that the Acquired Fund shall not be required to dispose of assets to the extent that such dispositions would, in the aggregate, cause fifty percent (50%) or more of the net asset value of the Acquired Fund on the Closing Date to consist of assets (including cash) acquired at the request of the Acquiring Fund.

e. Termination of the Acquired Fund

          TD Waterhouse Trust agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Delaware and any other applicable law.

          f.     Filing of N-14 Registration Statement

          The Price Corporation will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

          g.     Shares

          The Acquired Fund will not sell or otherwise dispose of any of the Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

          h.     Tax Returns

          The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes, provided that each Acquiring Fund may file extensions of its federal income and excise tax returns. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

          i.     Combined Proxy Statement and Prospectus Mailing

          The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

          j.     Confirmation of Tax Basis

          The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence, setting forth the tax basis of each of the Assets delivered to the Acquiring Fund hereunder computed in accordance with applicable sections of the Code and with respect to securities showing a breakdown by purchase lot.

          k.     Shareholder List

          As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund (or its duly authorized agent which may include National Investors Services Corp., in the event the Shares will be held in an omnibus account) a list of the names, addresses and TINs of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by TD Waterhouse Trust on behalf of the Acquired Fund.

          l.     Redemption Fees

          Each Acquired Fund will waive any redemption fees that would otherwise apply from and after
March 22, 2005. The Price Corporation on behalf of the Acquiring Fund agrees that the Shares distributed to shareholders of the Acquired Fund in the Reorganization fall within the exception to redemption fees set forth in paragraph 13, page 21, of the March 1, 2005 prospectus of the Acquiring Funds.

6.     Closing Date

          The closing of the transactions contemplated by this Agreement shall be at the offices of
TD Waterhouse Asset Management, Inc., 100 Wall Street, New York, New York 10005 after the close of the New York Stock Exchange on June 17, 2005, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the “Closing Date.” To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund’s custody account with State Street Bank and Trust Company or JPMorgan Chase Bank, as the case may be, at the earliest practicable date thereafter.

7.      Conditions of the Acquired Fund

          The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

          a.     Representations and Warranties

          The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

          b.     Performance

          The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

          c.     Shareholder Approval

          This Agreement shall have been adopted, and the Reorganization shall have been approved, by the Majority Shareholder Vote. In the case of the TDW Dow 30 Fund, the change in fundamental investment objective shall have been approved by a Majority Shareholder Vote.

          d.     Approval of Board of Directors

          This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Price Corporation, on behalf of the Acquiring Fund.

          e.     Deliveries by the Acquiring Fund

At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

          i.          a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of the Price Corporation on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

ii. the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof;

          iii.          an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, substantially to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Shares as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a “party to the reorganization” within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the Asset transfer solely in return for the Shares or on the distribution (whether actual or constructive) of the Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets in return for the Shares as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided, that the Acquired Fund shares were held as a capital asset at the time of the exchange; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund’s holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account, subject to certain limitations, certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting; and

iv. a written opinion of Henry H. Hopkins, Esq., counsel to the Acquiring Fund, in form and substance, reasonably satisfactory to the Acquired Fund.

          f.     No Material Adverse Change

           There shall have occurred no material adverse change in the financial position of the Acquiring Fund since October 31, 2004 in the case of the Price International Equity Index Fund and the Price Bond Index Fund, or December 31, 2004 in the case of the Price Equity Index 500 Fund or the Price Extended Market Index Fund, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund’s customary operating expenses, each in the ordinary course of business.

          g.     Absence of Litigation

          There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

          h.     Proceedings and Documents

          All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

          i.     N-14 Registration Statement

          The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

          j.     Compliance with Laws; No Adverse Action or Decision

          Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act; and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

8.     Conditions of the Acquiring Fund

          The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

          a.     Representations and Warranties

          The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

          b.     Performance

          The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

          c.     Shareholder Approval

          This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote. In the case of the TDW Dow 30 Fund, the change in fundamental investment objective shall have been approved by a Majority Shareholder Vote.

          d.     Approval of Board of Trustees

          This Agreement shall have been adopted and the Reorganization and related matters shall have been approved by the Board of Trustees of TD Waterhouse Trust, on behalf of the Acquired Fund.

          e.     Deliveries by the Acquired Fund

          At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

          i.          a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of TD Waterhouse Trust on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

ii. the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof;

iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof; and

          iv.          a written opinion of S&S, counsel to the Acquired Fund, (including opinions as to certain federal income tax matters), in form and substance, reasonably satisfactory to the Acquiring Fund; provided that any opinions as to matters of Delaware law shall be provided by Delaware counsel.

          f.     No Material Adverse Change

          There shall have occurred no material adverse change in the financial position of the Acquired Fund since January 31, 2005 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund’s customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest, subject to Section 5(d) hereof.

          g.     Absence of Litigation

          There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

          h.     Proceedings and Documents

          All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

          i.     N-14 Registration Statement

          The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

          j.     Compliance with Laws; No Adverse Action or Decision

          Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act; and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

          k.     Dividends

          Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, and all of its non-RIC earnings and profits as set forth in section 852(a)(2)(B) of the Code, if any, realized as of the Closing Date.

9.     Termination, Postponement and Waivers

          a.     Termination of Agreement

          Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

i. by the Acquired Fund or the Acquiring Fund if:

(1) the Board of Trustees of TD Waterhouse Trust and the Board of Directors of the Price Corporation so mutually agree in writing; or

                      (2)  any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(2) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

ii. by the Acquired Fund if any condition of the Acquired Fund’s obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

iii. by the Acquiring Fund if any condition of the Acquiring Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

b. Commission Order

          If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of TD Waterhouse Trust and the Board of Directors of the Price Corporation to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

          c.     Effect of Termination

          In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, TD Waterhouse Trust or the Price Corporations, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

          d.     Waivers; Non-Material Changes

          At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10.     Survival of Representations and Warranties

          The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and none of TD Waterhouse Trust, the Acquired Fund, the Price Corporation, the Acquiring Fund, or any of their officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, director or agent of the Acquired Fund or the Acquiring Fund, or of TD Waterhouse Trust or the Price Corporations, against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11.     Other Matters

          a.     Obligations

          This instrument is executed on behalf of the Trustees of TD Waterhouse Trust on behalf of the Acquired Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, agents or shareholders of TD Waterhouse Trust individually, but are binding solely upon the assets and property of the Acquired Fund.

          b.     Further Assurances

          Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

          c.     Notices

          Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

If to the Acquired Fund, to:	TD Waterhouse Trust
100 Wall Street
New York, NY 10005
Attention: Michele R. Teichner

If to the Acquiring Fund, to:	T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
Attention: Forrest R. Foss

          d.     Entire Agreement

          This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

          e.     Amendment

          Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that only the consent of the parties to a specific Reorganization shall be required to amend, modify, supersede, cancel, renew, extend or waive any provisions relating solely to such Reorganization; provided further that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

          f.     Governing Law

          This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

          g.     Assignment

          This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          h.     Costs of the Reorganization

          All costs of the Reorganization incurred by the TD Waterhouse Trust or an Acquired Fund shall be borne by TD Waterhouse Asset Management, Inc. or an affiliate thereof (“TD Waterhouse”), regardless of whether the Reorganization is consummated. All costs of the Reorganization incurred by the Price Corporation or the Acquiring Fund shall be borne by such party unless assumed by its investment adviser or an affiliate, regardless of whether the Reorganization is consummated.

          i.     Severability

          Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

          j.     Headings

          Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

          k.     Counterparts

          This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

          IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

ATTEST:

TD WATERHOUSE TRUST ON BEHALF OF
TD WATERHOUSE BOND INDEX FUND
TD WATERHOUSE DOW 30 FUND
TD WATERHOUSE 500 INDEX FUND
TD WATERHOUSE EXTENDED MARKET INDEX FUND
TD WATERHOUSE ASIAN PACIFIC INDEX FUND
TD WATERHOUSE EUROPEAN INDEX FUND

By:		By:

	Name: Marc A. Schuman Title: Secretary		Name: George O. Martinez Title: President & CEO

ATTEST:		T. ROWE PRICE INDEX TRUST, INC. ON BEHALF OF T. ROWE PRICE EQUITY INDEX 500 FUND T. ROWE PRICE EXTENDED EQUITY INDEX FUND

By:		By:

	Name: Patricia B. Lippert Title: Secretary		Name: Henry H. Hopkins Title: Vice President

ATTEST:		T. ROWE PRICE INTERNATIONAL INDEX FUND, INC. ON BEHALF OF T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

By:		By:

	Name: Patricia B. Lippert Title: Secretary		Name: Henry H. Hopkins Title: Vice President

ATTEST:		T. ROWE PRICE U.S. BOND INDEX FUND, INC. ON BEHALF OF T. ROWE PRICE U.S. BOND INDEX FUND

By:		By:

	Name: Patricia B. Lippert Title: Secretary		Name: Henry H. Hopkins Title: Vice President

T. ROWE PRICE INDEX TRUST, INC.
T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
T. ROWE PRICE U.S. BOND INDEX FUND, INC.

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

May 6, 2005

           This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (each a “Reorganization”) of each of the TD Waterhouse funds (the “TDW Funds”) referenced below, into the T. Rowe Price funds referenced below (the “Price Funds”), as set out in the following table:

TDW Funds	Price Funds

TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund

TD Waterhouse Dow 30 Fund	T. Rowe Price Equity Index 500 Fund

TD Waterhouse 500 Index Fund	T. Rowe Price Equity Index 500 Fund

TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund

TD Waterhouse Asian Pacific Index Fund	T. Rowe Price International Equity Index Fund

TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund

           This SAI contains information which may be of interest to shareholders relating to each Reorganization, but which is not included in the Combined Proxy Statement and Prospectus dated May 6, 2005 (the “Combined Proxy Statement/Prospectus”) of the Price Funds and TDW Funds. As described in the Combined Proxy Statement/Prospectus, a Reorganization would involve the transfer of substantially all the assets of the TDW Fund in exchange for shares of the Price Fund. The TDW Fund would distribute the Price Fund shares it receives to its shareholders in complete liquidation of the TDW Fund.

           This SAI is not a prospectus, and should be read in conjunction with the Combined Proxy Statement/Prospectus. This SAI and the Combined Proxy Statement/Prospectus have been filed with the Securities and Exchange Commission. Copies of the Combined Proxy Statement/Prospectus are available upon request and without charge by writing to TD Waterhouse Investor Services, Inc., Mutual Fund Services, P.O. Box 2630, Jersey City, New Jersey 07308-2630, or by calling 1-800-934-4448.

           The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and statements of additional information of the TDW Funds and Price Funds, other material incorporated by reference and other information regarding the TDW Funds and Price Funds.

TABLE OF CONTENTS

I.	Additional Information about the Price Funds and the TDW Funds		B-3
II.	Financial Statements of the Price Funds and the TDW Funds		B-3
III.	Pro Forma Portfolios of Investments (Unaudited)
	a.	Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments (Unaudited) as of December 31, 2004	B-4
	b.	Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments (Unaudited) as of October 31, 2004	B-81
	c.	Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments (Unaudited) as of October 31, 2004	B-135
IV.	Pro Forma Statements of Assets and Liabilities (Unaudited)
	a.	Pro Forma T. Rowe Price Extended Equity Market Index Fund Statement of Assets and Liabilities (Unaudited) as of December 31, 2004	B-156
	b.	Pro Forma T. Rowe Price International Equity Index Fund Statement of Assets and Liabilities (Unaudited) as of October 31, 2004	B-157
	c.	Pro Forma T. Rowe Price U.S. Bond Index Fund Statement of Assets and Liabilities (Unaudited) as of October 31, 2004	B-158
V.	Pro Forma Statements of Operations (Unaudited)
	a.	Pro Forma T. Rowe Price Extended Equity Market Index Fund Statement of Operations (Unaudited) as of December 31, 2004	B-159
	b.	Pro Forma T. Rowe Price International Equity Index Fund Statement of Operations (Unaudited) as of October 31, 2004	B-160
	c.	Pro Forma T. Rowe Price U.S. Bond Index Fund Statement of Operations (Unaudited) as of October 31, 2004	B-161
VI.	Notes to Pro Forma Financial Statements* (Unaudited)
	a.	Pro Forma T. Rowe Price Extended Equity Market Index Fund	B-162
	b.	Pro Forma T. Rowe Price International Equity Index Fund	B-163
	c.	Pro Forma T. Rowe Price U.S. Bond Index Fund	B-164

* The accompanying notes are an integral part of the pro forma financial statements.

ADDITIONAL INFORMATION ABOUT THE PRICE FUNDS AND THE TDW FUNDS

           FOR THE PRICE FUNDS: Incorporates by reference the Statement of Additional Information for the Price Funds dated March 1, 2005, as supplemented, as filed with the Securities and Exchange Commission.

           FOR THE TDW FUNDS: Incorporates by reference the Statement of Additional Information for the TDW Funds dated May 28, 2004, as supplemented, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

           This SAI incorporates by reference (i) the Annual Report of the T. Rowe Price Equity Index 500 Fund and T. Rowe Price Extended Equity Market Index Fund for the year ended December 31, 2004, (ii) the Annual Report of the T. Rowe Price International Equity Index Fund for the year ended October 31, 2004, (iii) the Annual Report of the T. Rowe Price U.S. Bond Index Fund for the year ended October 31, 2004, and (iv) the Annual Report of the TDW Funds for the year ended January 31, 2005. Each of these reports contains historical financial information regarding the Funds and has been filed with the Securities and Exchange Commission. The financial statements therein, and, in the case of the Annual Reports, the report of the independent registered public accounting firm therein, are incorporated herein by reference.

            Pro forma financial statements of the TDW Funds and Price Funds are provided on the following pages.

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

COMMON STOCKS AND WARRANTS 97.7%

AEROSPACE & DEFENSE - 0.7%
AAR	-	1,500	1,500	-	21	21
ALLIANT TECHSYSTEMS	725	1,675	2,400	47	110	157
CERADYNE	200	-	200	11	34	45
CURTISS WRIGHT	300	1,000	1,300	17	23	40
ENGINEERED SUPPORT SYS	255	1,075	1,330	15	41	56
HARSCO	530	1,900	2,430	30	39	69
INNOVATIVE SOLUTIONS + SUPPORTCOM	-	1,400	1,400	-	47	47
KAMAN CL A	1,461	1,200	2,661	18	15	33
MOOG	300	-	300	14	-	14
MTC TECHNOLOGIES	300	1,100	1,400	10	44	54
ORBITAL SCIENCES A	1,070	2,500	3,570	13	55	68
OSHKOSH TRUCK	750	1,600	2,350	51	109	160
PRECISION CASTPARTS	900	2,554	3,454	59	168	227
REMEC	1,050	3,600	4,650	8	26	34
STURM RUGER & CO..	600	-	600	5	-	5
TELEDYNE TECHNOLOGIES	500	900	1,400	15	26	41
TRINITY INDS	400	1,800	2,200	14	43	57
TRIUMPH GROUP	250	600	850	10	40	50
UNITED DEFENSE INDS	1,300	2,300	3,600	62	197	259
UNITED INDL	-	1,300	1,300	-	4	4
WOODWARD GOVERNOR CO	200	600	800	15	61	76

						1,517

AIRLINES - 0.2%
AIRTRAN HOLDINGS	630	4,000	4,630	7	-	7
ALASKA AIR GROUP	350	1,200	1,550	12	35	47
AMERICA WEST HLDG CL B	700	3,800	4,500	5	25	30
AMR DEL	2,610	6,700	9,310	29	47	76
CONTINENTAL AIRLSCL B	840	3,000	3,840	11	-	11
EXPRESSJET HOLDINGS	960	3,000	3,960	12	24	36
FLYI	-	4,100	4,100	-	7	7
FRONTIER AIRLS	750	2,450	3,200	9	46	55
JETBLUE AWYS	1,000	4,375	5,375	23	102	125
MESA AIR GROUP	1,021	-	1,021	8	-	8

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

MIDWEST AIR GROUP	-	1,700	1,700	-	5	5
NORTHWEST AIRLS CLASS A	800	4,700	5,500	9	29	38

						445

AUTOMOBILES & RELATED - 1.5%
A S V	250	800	1,050	12	60	72
ADVANCE AUTO PARTS	1,078	3,112	4,190	47	136	183
AFTERMARKET TECHNOLOGY	500	1,800	2,300	8	29	37
AMERCO	300	1,700	2,000	14	78	92
AMERICAN AXLE + MFG HLDGS	500	2,200	2,700	15	68	83
ARVINMERITOR	930	3,225	4,155	21	97	118
ASBURY AUTOMOTIVE GROUP	740	2,200	2,940	10	-	10
AUDIOVOX.	1,464	-	1,464	23	-	23
BANDAG	350	700	1,050	17	44	61
BORG WARNER	1,070	2,200	3,270	58	119	177
CAPITAL AUTOMOTIVE REITSHS	350	1,500	1,850	12	-	12
CARMAX	1,514	4,600	6,114	47	143	190
CENTRAL PKG	660	1,400	2,060	10	36	46
CLARCOR	370	900	1,270	20	56	76
COLLINS + AIKMANNEW	2,800	4,300	7,100	12	37	49
CSK AUTO	900	2,100	3,000	15	36	51
DOLLAR THRIFTY AUTOMOTIVE GRP	440	600	1,040	13	33	46
DURA AUTOMOTIVE SYS	-	1,300	1,300	-	14	14
FEDERAL SIGNALSTK	800	2,200	3,000	14	39	53
GENTEX	1,080	3,000	4,080	40	111	151
GROUP 1 AUTOMOTIVE	300	800	1,100	9	41	50
HAYEZ LEMMEREZ INTERN’L	870	-	870	8	-	8
IMPCO TECHNOLOGIES	-	2,900	2,900	-	22	22
KEYSTONE AUTOMOTIVE INDS	250	1,200	1,450	6	-	6
LEAR	950	2,900	3,850	58	177	235
LITHIA MTRS CL A	300	1,400	1,700	8	38	46
LITTELFUSE	340	1,300	1,640	12	33	45
LKQ	400	-	400	8	-	8
MIDASORPORATED	400	-	400	8	-	8
MODINE MFG CO	600	1,300	1,900	20	87	107
MONACO COACH	450	1,500	1,950	9	32	41
MYERS IND	605	2,710	3,315	8	35	43
NATIONAL R V HLDGS	-	1,600	1,600	-	15	15

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

O REILLY AUTOMOTIVE	950	2,200	3,150	43	128	171
PEP BOYS MANNY MOE + JACK	1,970	2,400	4,370	34	41	75
SAUER DANFOSS	550	1,800	2,350	12	47	59
SMITH A O	960	1,100	2,060	29	71	100
SONIC AUTOMOTIVE CL A	620	1,300	1,920	15	51	66
SPX	834	3,336	4,170	33	134	167
STANDARD MTR PRODS	550	1,500	2,050	9	-	9
SUPERIOR INDS INTL	300	1,000	1,300	9	28	37
TBC	230	1,100	1,330	6	31	37
TOWER AUTOMOTIVE	800	3,300	4,100	2	8	10
TRW AUTOMOTIVE HLDGS	2,110	4,100	6,210	44	85	129
UNITED AUTO GROUP	420	1,600	2,020	12	42	54
UNITED RENTALS	1,150	3,000	4,150	22	57	79
UNIVERSAL AUTOMOTIVE INDS	-	3,200	3,200	-	25	25
WABASH NATL	490	1,800	2,290	13	48	61
WABTEC	430	2,300	2,730	9	31	40

						3,297

BANK & TRUST - 6.3%
1ST SOURCE	510	1,341	1,851	13	15	28
ALABAMA NATL BANCORPORATION DECOM	200	700	900	13	43	56
AMCORE FINL	490	1,200	1,690	16	34	50
AMERIANA BANCORP	-	960	960	-	15	15
ANCHOR BANCORP WIS	480	1,000	1,480	14	29	43
ARROW FINL	257	859	1,116	8	27	35
ASSOCIATED BANC	1,621	4,854	6,475	54	96	150
ASTORIA FINL	1,114	3,500	4,614	45	140	185
BANCFIRST	150	-	150	12	53	65
BANCORPSOUTH	1,350	3,325	4,675	33	81	114
BANCTRUST FINL GROUP	-	700	700	-	17	17
BANK GRANITE FALLS	872	-	872	18	-	18
BANK HAWAII	766	2,400	3,166	39	122	161
BANKATLANTIC BANCORP CL A	950	2,700	3,650	19	58	77
BANKUNITED FINL	770	1,700	2,470	25	54	79
BANNER	754	960	1,714	24	30	54
BAY VIEW CAP DELNEW	-	480	480	-	7	7
BOK FINLNEW	801	2,536	3,337	39	124	163
BOSTON PRIVATE FINL HLDGS	540	1,459	1,999	15	23	38

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

BROOKLINE BANCORP DEL	680	2,249	2,929	11	-	11
CAMCO FINL	-	700	700	-	11	11
CAPITAL CITY BANK GROUP	290	-	290	12	16	28
CASCADE BANCORP	400	-	400	8	32	40
CATHAY GENERAL BANCORP	682	2,474	3,156	26	123	149
CENTRAL PAC FINL	-	1,273	1,273	-	46	46
CENTURY BANCORP MASS CL A NON VTG	-	600	600	-	18	18
CHEMICAL FINL	900	873	1,773	39	37	76
CHITTENDEN	512	2,112	2,624	15	72	87
CITIZENS BKG MICH	610	2,000	2,610	21	62	83
CITY BANK LYNNWOOD, WA	250	-	250	9	32	41
CITY HLDG CO	350	500	850	13	47	60
CITY NATL	550	2,200	2,750	39	155	194
COBIZ	787	1,650	2,437	16	-	16
COLONIAL BANCGROUPINC	1,945	5,600	7,545	41	119	160
COLUMBIA BKG SYS	350	-	350	9	37	46
COMMERCE BANCORP N J	1,100	3,250	4,350	71	209	280
COMMERCE BANCSHARES	976	3,111	4,087	49	156	205
COMMERCIAL FED	450	2,000	2,450	13	41	54
COMMUNITY BANK SYSTEM	620	-	620	18	-	18
COMMUNITY BKS MILLERSBURG	-	1,044	1,044	-	29	29
COMMUNITY TRUST BANKCORP	275	-	275	9	19	28
COOPERATIVE BANKSHARES	-	1,100	1,100	-	30	30
CORUS BANKSHARES	500	1,600	2,100	24	77	101
CULLEN FROST BANKERS	850	2,200	3,050	41	107	148
DIME CMNTY BANCORP	-	2,100	2,100	-	38	38
DOWNEY FINL	350	1,200	1,550	20	39	59
EAST WEST BANCORP	700	2,200	2,900	29	37	66
F N B N C	-	700	700	-	14	14
F N B PA	1,441	1,836	3,277	29	44	73
FARMERS CAP BK	-	700	700	-	29	29
FIDELITY BANKSHARES	330	-	330	14	-	14
FIRST BANCORP NC	375	-	375	10	37	47
FIRST BANCORP P R	700	2,000	2,700	44	127	171
FIRST BUSE CL A	375	1,500	1,875	8	31	39
FIRST CHARTER	600	1,400	2,000	16	32	48
FIRSTWLTH FINL PA	1,000	3,200	4,200	15	46	61

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

FIRST CTZNS BANCSHARES N C	100	400	500	15	23	38
FIRST FIN/INDIANA	250	-	250	9	27	36
FIRST FINANCIAL HLDG	250	-	250	8	-	8
FIRST FINL BANCORP	1,070	2,402	3,472	19	72	91
FIRST FINL BANKSHARES	360	712	1,072	16	54	70
FIRST IND	-	808	808	-	18	18
FIRST LONG IS	300	450	750	15	49	64
FIRST MERCHANTS	300	1,283	1,583	8	36	44
FIRST MIDWEST BANCORP DEL	1,337	2,056	3,393	49	75	124
FIRST NIAGARA FINL GROUP	1,130	3,871	5,001	16	63	79
FIRST OAK BROOK BANCSHRS	250	-	250	8	-	8
FIRST REP BK SAN FRANCISCO CA	320	850	1,170	17	41	58
FIRST UNITED	-	800	800	-	17	17
FIRSTFED FINL DEL	320	800	1,120	17	54	71
FIRSTMERIT	1,235	3,900	5,135	35	111	146
FLAGSTAR BANCORP	1,250	2,750	4,000	28	62	90
FLUSHING FINL	450	1,575	2,025	9	28	37
FRONTIER FINL WA CDT	400	1,200	1,600	15	54	69
FULTON FINL PA	2,029	5,468	7,497	47	127	174
GERMAN AMERN BANCORP	-	1,189	1,189	-	19	19
GLACIER BANCORP	475	1,612	2,087	16	66	82
GOLD BANC	750	2,000	2,750	11	-	11
GREAT SOUTHN BANCORP	250	-	250	9	34	43
GREATER BAY BANCORP	730	2,206	2,936	20	62	82
HANCOCK HLDG CO	400	1,500	1,900	13	42	55
HARLEYSVILLE NATL PA	367	1,141	1,508	10	-	10
HIBERNIA CL A	2,170	6,800	8,970	64	201	265
HINGHAM INSTN SVGS MASS	-	400	400	-	18	18
HOME FED BANCORP	-	400	400	-	10	10
HORIZON FINL WASH	-	1,025	1,025	-	21	21
HUDSON CITY BANCORP	2,520	8,400	10,920	93	309	402
HUDSON RIVER BANCORP.	610	-	610	12	28	40
HUDSON UTD BANCORP	1,250	2,056	3,306	49	81	130
IBERIABANK	150	500	650	10	36	46
INDEPENDENCE CMNTY BK	1,883	3,954	5,837	80	168	248
INDEPENDENT BK	440	-	440	13	38	51
INDEPENDENT BK MASS	250	1,100	1,350	8	37	45

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

INTEGRA BK	350	1,300	1,650	8	30	38
INTERNATIONAL BANCSHARES	717	2,078	2,795	28	82	110
IRWIN FINL	400	1,500	1,900	11	47	58
MAF BANCORP	910	1,853	2,763	41	83	124
MAIN STR BKS	460	1,000	1,460	16	49	65
MB FINL	300	1,400	1,700	13	46	59
MERCANTILE BANKSHARES	1,120	3,500	4,620	58	183	241
MID STATE BANCSHARES	350	900	1,250	10	26	36
MIDWEST BANC HLDGS	350	1,400	1,750	8	31	39
MIDWESTONE FINL GROUP	-	1,000	1,000	-	21	21
NASB FINANCIAL	556	-	556	22	-	22
NATIONAL PENN BANCSHARES	437	1,483	1,920	12	29	41
NBT BANCORP	500	1,780	2,280	13	30	43
NETBANK	750	2,969	3,719	8	31	39
NEW HAMPSHIRE THRIFT	-	400	400	-	13	13
NEW YORK CMNTY BANCORP	3,523	11,714	15,237	72	241	313
NEWMIL BANCORP	-	700	700	-	22	22
NORTHERN STS FINL	-	700	700	-	22	22
NORTHRIM BANCORP	-	700	700	-	16	16
NORTHWEST BANCORP PA	580	2,500	3,080	15	37	52
OCEANFIRST FINANCIAL	350	-	350	9	-	9
OLD NATL BANCORP INDRTS CALLABLE THRU 3/2/20	1,050	2,879	3,929	27	74	101
OLD SECOND BANCORP I	300	-	300	10	25	35
OMEGA FINL	200	800	1,000	7	18	25
ORIENTAL FINL GROUP	429	1,239	1,668	12	38	50
PACIFIC CAP BANCORP	1,000	2,488	3,488	34	85	119
PARK NATL	304	656	960	41	89	130
PEOPLES BANCORP	250	-	250	7	25	32
PEOPLES BK BRIDGEPORT CONN	1,365	4,050	5,415	53	158	211
PEOPLES CMNTY BANCORP	-	600	600	-	14	14
PFF BANCORP	330	980	1,310	15	41	56
POCAHONTAS BANCORP	-	1,000	1,000	-	16	16
POPULAR	3,540	11,600	15,140	102	291	393
PRIVATEBANKCORP	460	1,200	1,660	15	35	50
PROSPERITY BANCSHARES	260	1,300	1,560	8	38	46
PROVIDENT BANKSHARES	450	1,551	2,001	16	42	58
R + G FINANCIAL CL B	380	1,600	1,980	15	43	58

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

REPUBLIC BANCORP	1,188	3,955	5,143	18	60	78
REPUBLIC BANCORP-CL.A	400	-	400	10	54	64
RIGGS NATL	350	-	350	7	25	32
RIVERVIEW BANCORP	-	200	200	-	4	4
S + T BANCORP	500	1,300	1,800	19	50	69
S Y BANCORP	350	1,100	1,450	8	27	35
S1	1,100	3,500	4,600	10	37	47
SANDY SPRING BANCORP CMT	330	900	1,230	13	-	13
SANTANDER BANCORP	440	1,875	2,315	13	22	35
SAVANNAH BANCORP	-	925	925	-	25	25
SEACOAST BANKING.	350	-	350	8	-	8
SILICON VY BANCSHARES	650	1,500	2,150	29	33	62
SKY FINL GROUP	1,393	4,714	6,107	40	135	175
SOUND FED BANCORP	-	1,390	1,390	-	23	23
SOUTH FINL GROUP	610	3,054	3,664	20	33	53
SOUTHWEST BANCORP OKLA	-	1,300	1,300	-	32	32
SOUTHWEST BANCORPORATION TEX	1,200	3,100	4,300	28	72	100
SOVEREIGN BANCORP	-	643	643	-	14	14
STATE BANCORP N Y	-	1,126	1,126	-	31	31
STERLING BANCORP/NY	300	-	300	8	-	8
STERLING BANCSHARES	700	2,450	3,150	10	28	38
STERLING FINL	500	1,593	2,093	14	46	60
STERLING FINL WASH	440	1,412	1,852	17	46	63
SUFFOLK BANCORP	250	800	1,050	9	29	38
SUMMIT BANKSHARES FT WORTHCOM	-	700	700	-	26	26
SUSQUEHANNA BANCSHARES PA	610	2,050	2,660	15	55	70
TCF FINANCIAL	2,000	6,400	8,400	64	206	270
TEXAS REGL BANCSHARES CL A VTG	975	1,891	2,866	32	109	141
TOMPKINS COUNTY TRUST	150	-	150	8	-	8
TRICO BANCSHARES	400	-	400	9	-	9
TRUSTCO BK N Y	1,150	3,700	4,850	16	48	64
TRUSTMARK	800	2,300	3,100	25	80	105
U S B HLDG	367	1,535	1,902	9	-	9
UCBH HLDGS	500	2,200	2,700	23	101	124
UMB FINL	250	756	1,006	14	55	69
UMPQUA HLDGS	620	1,900	2,520	16	53	69
UNION BANKSHARES	-	753	753	-	17	17

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

UNIONBANCAL	2,177	6,400	8,577	140	413	553
UNITED BANKSHARES W VA	700	2,000	2,700	27	76	103
UNITED CMNTY BKS BLAIRSVILCDT CAP STK	450	1,650	2,100	12	44	56
UNIZAN FINL	490	776	1,266	13	20	33
VALLEY NATL BANCORP	1,355	4,325	5,680	37	113	150
W HLDG CO	1,405	4,915	6,320	32	106	138
WASHINGTON FED	1,955	3,817	5,772	52	101	153
WASHINGTON TRUST BANCORP	300	-	300	9	24	33
WEBSTER FINL WATERBURY	621	2,156	2,777	31	90	121
WESBANCO	340	1,300	1,640	12	38	50
WEST BANK	-	882	882	-	34	34
WEST COAST BANCORP ORE	350	1,220	1,570	9	42	51
WESTAMERICA BANCORPORATION	600	1,400	2,000	35	82	117
WESTCORP	900	2,200	3,100	41	101	142
WESTWOOD HLDGS GROUP	-	620	620	-	4	4
WHITNEY HLDG	375	1,600	1,975	17	-	17
WILMINGTON TR	600	2,800	3,400	22	101	123
WINTRUST FINL	250	900	1,150	14	43	57
WORONOCO BANCORP	-	600	600	-	73	73
WSFS FINL	150	700	850	10	40	50

						13,716

BANKING - 0.3%
BANKNORTH GROUP	2,270	7,195	9,465	83	263	346
BOSTONFED BANCORP	-	600	600	-	22	22
CAPITAL OF THE WEST	-	671	671	-	31	31
CLIFTON SAVINGS BANCORP	600	-	600	7	33	40
COASTAL FINL	72	-	72	1	22	23
FIRST FED BANCORP OHIO	-	1,300	1,300	-	17	17
FIRST NATL BANKSHARES FL	1,072	1,891	2,963	26	69	95
FRANKLIN BANK/HOUSTO	450	-	450	8	-	8
KNBT BANCORP	700	-	700	12	29	41
PARTNERS TRUST FIN'L GRP	2,888	-	2,888	34	-	34
REDWOOD EMPIRE BANCORP	-	450	450	-	13	13
SIGNATURE BK YORK NY	300	1,000	1,300	10	55	65

						735

BEVERAGES - 0.2%
CHALONE WINE GROUP LTD	-	1,500	1,500	-	21	21

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

COCA COLA BOTTLING CO CONS	150	500	650	9	-	9
CONSTELLATION BRANDS CL A	1,490	4,600	6,090	69	214	283
GREEN MTN COFFEE ROASTERS	-	800	800	-	20	20
NATIONAL BEVERAGE	1,340	2,600	3,940	11	-	11
WILLAMETTE VY VINEYARD	-	2,700	2,700	-	8	8

						352

BIOTECHNOLOGY - 1.6%
ABGENIX	1,070	4,300	5,370	11	-	11
ABLE LABORATORIES,.	400	-	400	9	23	32
ACCELRYS	610	2,000	2,610	5	16	21
ADOLOR	800	1,500	2,300	8	15	23
AFFYMETRIX OC CAP STK	780	2,660	3,440	29	66	95
ALEXION PHARMACEUTICALS	550	1,200	1,750	14	30	44
ALKERMES	1,210	4,400	5,610	17	76	93
ARIAD PHARMACEUTICALS	900	2,900	3,800	7	33	40
ARQULE	-	3,000	3,000	-	17	17
ARRAY BIOPHARMA	-	3,200	3,200	-	30	30
ARTHROCARE	520	1,600	2,120	17	35	52
AVI BIOPHARMA	-	3,100	3,100	-	7	7
AVIGEN	-	200	200	-	1	1
BIOVERIS	780	2,100	2,880	6	19	25
CELL GENESYS	700	2,800	3,500	6	30	36
CELL THERAPEUTICS CDT	1,000	3,400	4,400	8	28	36
CHARLES RIV LABORATORIES INTL	650	2,716	3,366	30	56	86
CIPHERGEN BIOSYSTEMS	-	3,000	3,000	-	13	13
CONCEPTUS	-	2,500	2,500	-	20	20
CONNETICS	550	1,700	2,250	13	38	51
CORIXA	-	4,501	4,501	-	16	16
COVANCE	912	2,800	3,712	35	109	144
CUBIST PHARMACEUTICALS	700	2,300	3,000	8	27	35
CURAGEN	100	3,100	3,200	1	-	1
CV THERAPEUTICS	500	1,900	2,400	12	26	38
CYBERONICS	400	1,300	1,700	8	27	35
CYTYC	1,587	5,000	6,587	44	138	182
DENDREON	1,060	-	1,060	11	36	47
DIGENE	300	1,200	1,500	8	31	39
DISCOVERY LABS	1,020	-	1,020	8	-	8

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

DISCOVERY PARTNERS INTL	-	2,300	2,300	-	11	11
DIVERSA	750	3,450	4,200	7	35	42
EDEN BIOSCIENCE.	50	-	50	-	8	8
ENCYSIVE PHARMACEUTICALS	-	4,000	4,000	-	-	-
ENTREMED	-	1,600	1,600	-	6	6
ENZO BIOCHEM	766	2,119	2,885	15	-	15
EXACT SCIENCES	-	4,000	4,000	-	15	15
EXELIXIS	1,490	2,600	4,090	14	25	39
GENE LOGIC	-	3,160	3,160	-	12	12
GENENCOR INTL	710	2,600	3,310	12	30	42
HARVARD BIOSCIENCE	-	2,600	2,600	-	12	12
HUMAN GENOME SCIENCES	2,900	5,080	7,980	35	61	96
IMMUNOGEN	700	3,300	4,000	6	28	34
INTEGRA LIFESCIENCESNEW	500	1,200	1,700	18	44	62
INTERMUNE	770	1,700	2,470	10	45	55
INVITROGEN	767	2,275	3,042	51	153	204
KOSAN BIOSCIENCES	-	2,100	2,100	-	15	15
LA JOLLA PHARMACEUTICAL CO	-	4,600	4,600	-	8	8
LEXICON GENETICS	1,000	4,800	5,800	8	37	45
LIGAND PHARMACEUTICALS CL B	1,150	3,000	4,150	13	59	72
MARTEK BIOSCIENCES	500	1,200	1,700	26	59	85
MATRITECH	-	2,600	2,600	-	3	3
MAXYGEN	600	2,500	3,100	8	32	40
MEDAREX	1,400	5,700	7,100	15	-	15
MILLENNIUM PHARMACEUTICALS	4,442	12,559	17,001	54	120	174
MYRIAD GENETICS	390	1,400	1,790	9	26	35
NBTY	660	2,800	3,460	16	64	80
NEKTAR THERAPEUTICS	2,500	3,300	5,800	51	67	118
NEOPHARM	-	1,182	1,182	-	15	15
NEOSE TECHNOLOGIES	-	2,100	2,100	-	14	14
NEUROCRINE BIOSCIENCES	590	1,600	2,190	29	67	96
NOVAVAX	-	4,000	4,000	-	13	13
NUVELO	700	-	700	7	27	34
ORCHID BIOSCIENCESPAR 0.001	-	3,860	3,860	-	44	44
ORPHAN MED	-	1,100	1,100	-	10	10
QLT	-	1,100	1,100	-	18	18
REGENERATION TECHNOLOGIES	200	-	200	2	-	2

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

SANGAMO BIOSCIENCES	-	3,100	3,100	-	19	19
SEATTLE GENETICS	1,420	3,000	4,420	9	28	37
SEQUENOM	-	3,100	3,100	-	4	4
SEROLOGICALS	610	1,200	1,810	13	42	55
TECHNE	1,100	1,800	2,900	43	132	175
TELIK	700	1,700	2,400	13	53	66
THIRD WAVE TECHNOLOGIES	-	5,600	5,600	-	48	48
TITAN PHARMACEUTICALS DEL	-	3,900	3,900	-	13	13
TRANSKARYOTIC THERAPIES	500	2,100	2,600	13	36	49
VICURON PHAMACEUTICALS	650	2,200	2,850	11	42	53

						3,386

BUILDING & CONSTRUCTION - 1.4%
BEAZER HOMES USA	190	500	690	28	73	101
D R HORTON	3,072	10,013	13,085	124	404	528
DYCOM INDS	500	2,233	2,733	15	50	65
EAGLE MATLS	500	800	1,300	43	69	112
ELKCORP	280	1,000	1,280	10	41	51
FLORIDA ROCK INDS	450	1,825	2,275	27	109	136
FOREST CITY ENTERPRISES	535	2,200	2,735	31	127	158
GEO GROUP	-	1,100	1,100	-	29	29
GLOBAL INDUSTRIES	2,470	4,800	7,270	20	97	117
LAFARGE NORTH AMERICA	1,000	2,900	3,900	51	149	200
LENNAR CL A	2,030	6,628	8,658	115	376	491
LEVITT FLA CL A	237	1,275	1,512	7	20	27
M/I SCHOTTENSTEIN HOMES	270	-	270	15	59	74
MARTIN MARIETTA MATLS	500	2,000	2,500	27	107	134
MASTEC	-	4,050	4,050	-	41	41
MERITAGE HOME	200	700	900	23	79	102
MOBILE MINI	-	600	600	-	20	20
NCI BLDG SYS	250	700	950	9	51	60
NVR	93	280	373	72	215	287
PALM HBR HOMES	400	1,400	1,800	7	26	33
SIMPSON MFG	800	1,600	2,400	28	56	84
TECHNICAL OLYMPIC USA	570	2,150	2,720	14	61	75
TECUMSEH PRODS CO CL A	1,470	800	2,270	70	38	108
TREX	200	700	900	10	22	32
U S CONCRETE	-	1,900	1,900	-	2	2
						3,067

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

BUILDING & REAL ESTATE - 6.1%
ACADIA REALTY TRUST	1,658	-	1,658	27	-	27
AGREE RLTY	-	800	800	-	25	25
ALEXANDERS	90	250	340	19	76	95
ALEXANDRIA REAL ESTATE EQUIT	220	800	1,020	16	39	55
ALICO	-	600	600	-	35	35
AMB PPTY	1,204	3,600	4,804	49	145	194
AMERICAN FINL RLTY TR	2,850	4,700	7,550	46	76	122
AMERICAN REAL ESTATE PART LIMITED PARTNERSHIP	770	1,800	2,570	22	50	72
AMLI RESIDENTIAL PPTYS TR SH BEN INT	430	1,100	1,530	14	35	49
ANTHRACITE CAP	950	1,800	2,750	12	-	12
APOGEE ENTERPRISES	-	1,300	1,300	-	17	17
ARDEN RLTY	650	2,700	3,350	25	102	127
AVALONBAY CMNTYS	1,000	2,984	3,984	75	225	300
AVATAR HOLDINGS	200	-	200	10	24	34
BEDFORD PPTY INVSPAR USD 0.02	250	1,100	1,350	7	34	41
BLUEGREENORATION	600	-	600	12	-	12
BNP RESIDENTIAL PPTYS	-	700	700	-	11	11
BOSTON PPTYS	1,410	4,700	6,110	91	304	395
BRANDYWINE RLTY TR SH BEN INT	580	1,800	2,380	17	39	56
BURNHAM PACIFIC PROP REIT	2,050	-	2,050	-	-	-
CAMDEN PPTY TR	700	1,600	2,300	36	82	118
CAPITAL SR LIVING	-	2,400	2,400	-	14	14
CARLISLE COS	310	1,500	1,810	20	57	77
CARRAMERICA RLTY	700	2,200	2,900	23	73	96
CATELLUS DEV	1,447	4,203	5,650	44	129	173
CB RICHARD ELLIS GROUP CL A	1,650	3,100	4,750	55	100	155
CBL + ASSOC PPTYS	330	1,500	1,830	25	115	140
CENTERPOINT PPTYS TR	1,120	2,000	3,120	54	172	226
CHAMPION ENTERPRISES	1,709	4,800	6,509	20	27	47
COLONIAL PPTYS TR SH BEN INT	290	1,000	1,290	11	41	52
COMMERCIAL NET LEASE RLTY	930	2,200	3,130	19	82	101
CORNERSTONE RLTYOME TRCOM	850	3,300	4,150	8	33	41
CORPORATE OFFICE PPTYS TR	500	1,900	2,400	15	35	50
COSTAR GROUP	340	900	1,240	16	23	39
COUSINS PPTYS	610	2,450	3,060	18	74	92

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CRESCENT REAL ESTATE EQUITIES	1,400	4,200	5,600	26	117	143
CRT PPTYS	530	1,600	2,130	13	38	51
DEVCON INTL	-	2,100	2,100	-	32	32
DEVELOPERS DIVERSIFIED RLTY	1,489	4,338	5,827	66	192	258
DREW INDS	200	1,200	1,400	7	27	34
DUKE RLTYNEW	2,071	6,190	8,261	71	211	282
EASTGROUP PPTYS	350	1,000	1,350	13	39	52
EMCOR GROUP	440	800	1,240	20	27	47
ENTERTAINMENT PPTYS TRSH BEN INT	380	1,300	1,680	17	54	71
EQUITY INNS	850	3,500	4,350	10	-	10
EQUITY LIFESTYLE PPTYS	370	1,100	1,470	13	50	63
EQUITY ONE	2,440	3,500	5,940	58	83	141
ESSEX PROPERTY TRUST	650	1,100	1,750	54	110	164
FEDERAL RLTY INVT TR SH BEN INT	500	2,300	2,800	26	45	71
FIRST INDL RLTY TR	1,200	1,900	3,100	49	77	126
FLEETWOOD ENTERPRISES	1,003	2,500	3,503	14	34	48
FLORIDA EAST COAST IND	350	1,400	1,750	16	31	47
GABLES RESIDENTIAL TR SH BEN INT	750	1,300	2,050	27	47	74
GENERAL GROWTH PPTYS	2,900	8,400	11,300	105	304	409
GLENBOROUGH RLTY TR	540	1,500	2,040	11	26	37
GLIMCHER RLTY TR	760	1,300	2,060	21	48	69
GOLF TR AMER	-	1,900	1,900	-	4	4
GRANITE CONSTR	575	2,225	2,800	15	60	75
HEALTH CARE PPTY INVS	1,850	5,600	7,450	51	155	206
HEALTH CARE REIT	650	2,200	2,850	25	84	109
HEALTHCARE RLTY TR	1,200	2,100	3,300	49	85	134
HERITAGE PPTY INVT TR	1,540	2,000	3,540	49	64	113
HIGHWOODS PPTYS	1,940	2,300	4,240	54	99	153
HOME PROPERTIES	390	1,500	1,890	17	29	46
HOSPITALITY PPTYS TRSH BEN INT	950	3,000	3,950	44	138	182
HOST MARRIOTT	5,051	14,274	19,325	87	247	334
HOVNANIAN ENTERPRISES CL A	1,390	2,440	3,830	69	121	190
HRPT PPTYS TRSH BEN INT	4,200	7,700	11,900	54	76	130
INNKEEPERS USA TR	750	2,600	3,350	11	35	46
INVESTORS REAL ESTATE TR SH BEN INT	750	3,000	3,750	8	31	39
JONES LANG LASALLE	610	1,500	2,110	23	56	79
KILROY RLTY	620	1,400	2,020	27	60	87

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

KIMCO RLTY	1,455	4,650	6,105	84	270	354
LA QUINTA PAIRED CTF 1B LA QUINTA	4,320	8,100	12,420	39	74	113
LASALLE HOTEL PPTYSSH BEN INT	300	1,400	1,700	10	30	40
LEXINGTONORATE PPTY TR	650	2,000	2,650	15	-	15
LIBERTY PROPERTY SH BEN INT SUPP	1,233	3,500	4,733	53	151	204
LIPID SCIENCES	-	2,800	2,800	-	10	10
LTC PROPERTIES	450	2,400	2,850	9	37	46
MACERICH CO	861	2,500	3,361	54	86	140
MACK CA RLTY	1,034	2,500	3,534	48	115	163
MID AMER APT CMNTYS	330	800	1,130	14	33	47
MILLS	781	2,300	3,081	50	147	197
MISSION WEST PROPERTIES	1,340	-	1,340	14	-	14
MONMOUTH REAL ESTATE INVTCL A	-	1,800	1,800	-	15	15
NATIONAL HEALTH INVS	520	1,600	2,120	15	63	78
NATIONAL HEALTH RLTY	-	1,100	1,100	-	22	22
NATIONWIDE HEALTH PPTYS	860	3,300	4,160	20	44	64
NEW PLAN EXCEL RLTY TR	1,758	4,300	6,058	48	116	164
OMEGA HEALTHCARE (REIT)	750	-	750	9	27	36
ORLEANS HOMEBUILDERS	400	-	400	8	-	8
PAN PAC RETAIL PPTYS	400	1,800	2,200	25	113	138
PARKWAY PPTYS	200	500	700	10	48	58
PENNSYLVANIA REAL ESTATE INVT SH BEN INT	450	1,581	2,031	19	87	106
PITTSBURGH + W VA RR SH BEN INT	-	1,500	1,500	-	14	14
POST PPTYS	600	2,000	2,600	21	53	74
PRENTISS PPTYS TR SH BEN INT	700	1,800	2,500	27	69	96
PS BUSINESS PKS CA	500	800	1,300	23	36	59
PUBLIC STORAGE	1,710	5,500	7,210	95	307	402
RAMCO GERSHENSON PPTYS TRSH BEN INT	300	1,200	1,500	10	32	42
REALTYOME	700	1,800	2,500	35	91	126
RECKSON ASSOCS RLTY	1,600	2,700	4,300	52	89	141
REGENCY CTRS	886	2,800	3,686	49	155	204
RYLAND GROUP	1,186	1,860	3,046	68	107	175
SAUL CTRS	250	1,400	1,650	10	32	42
SENIOR HSG PPTSY TR SH BEN INT	700	2,460	3,160	13	27	40
SHURGARD STORAGE CTRS CL A	1,200	2,100	3,300	53	92	145
SIMON PPTY GROUP	-	587	587	-	38	38
SIX FLAGS	1,250	4,400	5,650	7	26	33

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

SIZELER PPTY INVS	-	1,100	1,100	-	13	13
SKYLINE	200	400	600	8	16	24
SL GREEN RLTY	390	1,700	2,090	24	103	127
SOVRAN SELF STORAGE REIT	200	-	200	8	-	8
STANDARD PAC	350	1,400	1,750	22	47	69
SUMMIT PPTYS	520	1,400	1,920	17	41	58
SUN CMNTYS	450	1,100	1,550	18	-	18
TANGER FACTORY OUTLET CTRSCOM	540	1,600	2,140	14	42	56
TAUBMAN CENTERS REIT	1,200	2,000	3,200	36	60	96
TENNANT CO	200	700	900	8	28	36
TEXAS INDS	380	800	1,180	24	50	74
THORNBURG MTG	1,209	3,500	4,709	35	101	136
TOLL BROS	1,060	3,100	4,160	73	213	286
TOWN & COUNTRY TRUST	300	-	300	8	-	8
TRAMMELL CROW CO	550	1,400	1,950	10	42	52
UNITED DOMINION RLTY TR	1,788	5,600	7,388	44	139	183
URSTADT BIDDLE PPTYS CL A	-	1,800	1,800	-	6	6
URSTADT BIDDLE PPTYS	-	1,500	1,500	-	31	31
USGNEW	550	1,700	2,250	22	68	90
VORNADO RLTY TR	1,830	5,400	7,230	139	411	550
W P CAREY + CO LLC	440	1,500	1,940	15	62	77
WASHINGTON REAL ESTATE INVT TRSH BEN INT	700	2,100	2,800	24	71	95
WEINGARTEN RLTY INVS SH BEN INT	1,190	3,650	4,840	48	146	194
WELLSFORD REAL PPTYSNEW	-	900	900	-	16	16
WILLIAM LYON HOMES	90	-	90	6	-	6
WYNDHAM INTL CL A	-	4,400	4,400	-	27	27

						13,255

COMPUTER SERVICE & SOFTWARE - 7.5%
ACCLAIM ENTMTPAR 0.02	-	3,100	3,100	-	-	-
ACTEL	350	1,600	1,950	6	14	20
ACTUATE	500	2,700	3,200	1	19	20
ADVANCED DIGITAL INFORMATION	650	2,900	3,550	7	-	7
ADVENT SOFTWARE	700	1,400	2,100	14	29	43
AGILE SOFTWARE DEL	900	2,100	3,000	7	43	50
AKAMAI TECHNOLOGIES	1,800	5,878	7,678	23	77	100
ALLIANCE DATA SYSTEMS	1,800	3,400	5,200	85	161	246
ALLOY	-	3,200	3,200	-	26	26

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

ALLSCRIPTS HEATHCARE SOLUT	900	3,200	4,100	10	-	10
ALTIRIS	350	1,000	1,350	12	-	12
AMERICA ONLINE LATIN AMER CL A	-	10,600	10,600	-	8	8
ANSOFT	-	1,400	1,400	-	28	28
ANSYS	620	1,400	2,020	20	89	109
ANTEON INTERNATIONAL	600	1,600	2,200	25	67	92
ARI NETWORK SVCSNEW	-	3,100	3,100	-	7	7
ARIBANEW	568	2,747	3,315	9	24	33
ART TECHNOLOGY	800	-	800	1	19	20
ASCENTIAL SOFTWARENEW	520	2,675	3,195	8	44	52
ASK JEEVES OC	530	2,700	3,230	14	72	86
ASPEN TECHNOLOGY	-	3,400	3,400	-	21	21
AT RD	650	4,900	5,550	4	34	38
ATARI	-	4,700	4,700	-	14	14
AUTOBYTEL	960	2,900	3,860	6	15	21
AVOCENT	1,255	2,045	3,300	51	83	134
AWARE MASS	-	1,300	1,300	-	6	6
BEA SYS	5,972	16,900	22,872	53	150	203
BISYS GROUP	-	5,600	5,600	-	92	92
BORLAND SOFTWARE	1,810	3,200	5,010	21	51	72
BOTTOMLINE TECHNOLOGIES DEL	-	1,500	1,500	-	22	22
BROADVISIONNEW	-	4,288	4,288	-	12	12
CADENCE DESIGN SYS	3,840	11,477	15,317	53	158	211
CALIPER LIFE SCIENCES	250	-	250	2	-	2
CAPTARIS	-	2,600	2,600	-	13	13
CCC INFORMATION SVCS GROUPCOM	-	1,307	1,307	-	29	29
CENTILLIUMMUNICATIONS	-	4,400	4,400	-	11	11
CERNER	430	1,600	2,030	23	85	108
CHORDIANT SOFTWARE	-	6,020	6,020	-	14	14
CIBER	1,140	2,900	4,040	11	39	50
COGNIZANT TECHNOLOGY SOLUTIONSCL A	1,936	5,600	7,536	82	237	319
COMMERCE ONE	75	-	75	-	-	-
COMPUTER PROGRAMS + SYS	-	500	500	-	12	12
CONCORDMUNICATIONS	-	1,400	1,400	-	16	16
CORILLIAN	-	3,000	3,000	-	15	15
DATASTREAM SYS	-	1,500	1,500	-	10	10
DENDRITE INTL	790	2,000	2,790	15	54	69

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

DIGI INTL	-	1,660	1,660	-	29	29
DIGITAL INSIGHT	400	1,431	1,831	7	36	43
DIGITAL RIV	350	1,300	1,650	15	68	83
DIGITAS	850	5,292	6,142	8	51	59
DSP GROUP	490	1,500	1,990	11	21	32
DST SYS DEL	1,223	3,540	4,763	64	185	249
DUCOCORP	-	2,200	2,200	-	21	21
E PIPHANY	1,100	5,640	6,740	5	27	32
EARTHLINK	4,020	7,720	11,740	46	89	135
ECHELON OC	400	2,800	3,200	3	24	27
EFUNDS	650	1,800	2,450	16	83	99
EMBARCADERO TECH	-	2,600	2,600	-	8	8
ENTRUST	-	2,500	2,500	-	5	5
EPICOR SOFTWARE	600	4,000	4,600	8	56	64
EVOLVING SYS	-	1,300	1,300	-	6	6
EXTREME NETWORKS	3,800	5,950	9,750	25	39	64
F5 NETWORKS	350	1,700	2,050	17	27	44
FACTSET RESH SYS	1,100	1,300	2,400	64	76	140
FOUNDRY NETWORKS	3,860	5,550	9,410	51	73	124
GAMESTOP	450	-	450	10	30	40
GAMESTOPCL B	-	1,274	1,274	-	29	29
GARTNER GROUP CLASS A	2,650	-	2,650	33	-	33
GARTNER GROUP CL B	-	4,700	4,700	-	58	58
GEMSTAR TV GUIDE INTL	6,165	19,800	25,965	36	117	153
GENESIS MICROCHIP DEL	500	1,500	2,000	8	24	32
GLOBAL IMAGING SYS	350	1,000	1,350	14	40	54
GOOGLE CL A	3,981	11,500	15,481	769	2,221	2,990
HARRIS INTERACTIVE	1,000	4,300	5,300	8	34	42
HENRY JACK + ASSOC	1,050	3,600	4,650	21	66	87
HOMESTORE	1,650	8,600	10,250	5	26	31
HUTCHINSON TECHNOLOGY	320	1,200	1,520	11	43	54
HYPERION SOLUTIONS	950	1,800	2,750	44	84	128
I MANY	600	7,500	8,100	1	-	1
IDENTIX	-	3,074	3,074	-	23	23
IDX SYS	750	1,400	2,150	26	102	128
IGATE	-	4,500	4,500	-	18	18
IMMERSION	-	1,500	1,500	-	11	11

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

INDUS INTL	-	2,900	2,900	-	6	6
INFORMATICA	1,250	4,400	5,650	10	31	41
INFORTE	-	2,200	2,200	-	17	17
INFOSPACENEW	865	1,485	2,350	41	71	112
INGRAM MICRO CL A	2,262	6,300	8,562	47	131	178
INTEGRAL SYS MD	-	400	400	-	8	8
INTERACTIVE INTELLIGENCE	350	-	350	2	-	2
INTERNAP NETWORK SVCS	500	16,900	17,400	-	16	16
INTERNET SEC SYS	1,850	2,250	4,100	43	52	95
INTERPHASE	-	2,400	2,400	-	20	20
INTERWOVENNEW	100	3,066	3,166	1	-	1
IVILLAGE	-	5,200	5,200	-	32	32
JDA SOFTWARE GROUP	-	1,400	1,400	-	19	19
JUNIPER NETWORKS	7,716	22,530	30,246	210	613	823
KANA SOFTWARENEW	-	4,567	4,567	-	9	9
KEANE	1,570	2,460	4,030	23	36	59
KEYNOTE	1,473	-	1,473	21	97	118
KRONOS	550	1,450	2,000	28	74	102
LAWSON SOFTWARE	1,500	4,400	5,900	10	24	34
LEXAR MEDIA	590	4,500	5,090	5	35	40
MACROMEDIA	2,030	2,710	4,740	63	84	147
MACROVISION	610	1,800	2,410	16	41	57
MAGMA DESIGN AUTOMATION	450	2,300	2,750	6	32	38
MANHATTAN ASSOCS	960	1,200	2,160	23	29	52
MANTECH INTL CL A	400	1,400	1,800	9	17	26
MANUGISTICS GROUP	-	5,100	5,100	-	15	15
MAPINFO	-	1,575	1,575	-	19	19
MATRIXONE	400	4,200	4,600	3	28	31
MAXTORNEW	7,475	9,404	16,879	40	50	90
MCAFEE	2,320	6,672	8,992	67	193	260
MENTOR GRAPHICS	2,380	2,700	5,080	36	41	77
MERCURYPUTER SYS	300	1,000	1,300	9	19	28
MICROMUSE	1,690	3,460	5,150	9	16	25
MICROS SYS	310	700	1,010	24	55	79
MICROSTRATEGY CL AREVERSE SPLIT	200	600	800	12	-	12
MOLDFLOW	-	1,200	1,200	-	19	19
MRO SOFTWARE	-	900	900	-	12	12

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

MSC SOFTWARE	-	1,900	1,900	-	20	20
NAPSTER	-	2,400	2,400	-	23	23
NATIONAL INSTRS	750	3,200	3,950	20	78	98
NAVTEQ	1,200	4,100	5,300	56	190	246
NDCHEALTH	460	1,600	2,060	9	-	9
NEON SYS	-	1,200	1,200	-	4	4
NETGURUINC	-	2,400	2,400	-	3	3
NETIQ	950	2,358	3,308	12	35	47
NETRATINGS	500	2,300	2,800	10	55	65
NETSCOUT SYS	-	1,300	1,300	-	9	9
NIKUNEW	-	1,000	1,000	-	20	20
NUANCEMUNICATIONS	150	3,200	3,350	1	11	12
ONYX SOFTWARENEW	-	625	625	-	2	2
OPENWAVE SYSNEW	1,780	2,887	4,667	28	45	73
OPNET TECHNOLOGIES	-	1,300	1,300	-	11	11
OPSWARE	1,150	5,400	6,550	8	40	48
PACKETEER	350	2,500	2,850	5	36	41
PALMONE	670	2,050	2,720	21	70	91
PALMSOURCE	-	902	902	-	11	11
PARADYNE NETWORKS	-	2,700	2,700	-	10	10
PC CONNECTION	-	3,000	3,000	-	29	29
PC MALL	-	800	800	-	18	18
PC TEL	-	2,300	2,300	-	18	18
PDF SOLUTIONS	201	1,600	1,801	3	26	29
PEC SOLUTIONS	-	1,700	1,700	-	24	24
PEGASUS SOLUTIONS	-	1,600	1,600	-	4	4
PEGASYSTEMS	-	2,200	2,200	-	19	19
PEREGRINE SYSTEMS	10	-	10	-	-	-
PHOENIX TECHNOLOGIES LTD	-	1,200	1,200	-	10	10
PIXAR	1,390	2,400	3,790	119	205	324
PIXELWORKS	830	2,700	3,530	9	29	38
PLX TECHNOLOGY	-	2,400	2,400	-	25	25
POMEROY IT SOLUTIONS	-	1,400	1,400	-	21	21
PORTAL SOFTWARENEW	390	4,160	4,550	1	-	1
PROGRESS SOFTWARE	650	1,500	2,150	15	62	77
PROQUESTPANY	350	1,300	1,650	10	-	10
QUANTUM DSSG	4,540	8,600	13,140	12	33	45

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

QUEST SOFTWARE	1,070	3,900	4,970	17	41	58
RADIANT SYS	-	1,150	1,150	-	7	7
RAINMAKER SYS	-	7,200	7,200	-	9	9
RAMBUS DEL	3,050	4,380	7,430	70	101	171
REALNETWORKS	5,900	7,900	13,800	39	52	91
RED HAT	1,950	8,000	9,950	26	78	104
REDBACK NETWORKSNEW	3	2,774	2,777	-	-	-
REDBACK NETWORKS WT EXP 01JAN10 USD5	3	78	81	-	15	15
REGISTERINC	-	1,645	1,645	-	10	10
RENAISSANCE LEARNING	450	1,500	1,950	8	28	36
RETEK	-	4,045	4,045	-	25	25
REYNOLDS + REYNOLDS CO CL A	2,100	3,100	5,200	56	82	138
RIGHTNOW TECHNOLOGIES	-	2,100	2,100	-	34	34
S S & C TECHNOLOGIES	350	-	350	7	19	26
SABA SOFTWARE.	187	-	187	1	4	5
SAFEGUARD SCIENTIFICS	-	9,900	9,900	-	21	21
SALESFORCEINC	1,540	4,600	6,140	26	65	91
SAPIENT	1,450	5,000	6,450	11	23	34
SCANSOFT	1,400	4,800	6,200	6	28	34
SCIENTIFIC GAMES CL A	700	3,000	3,700	17	52	69
SCO GROUP	-	1,200	1,200	-	5	5
SEACHANGE INTL	450	1,000	1,450	8	17	25
SEAGATE TECHNOLOGY SHS	6,742	19,800	26,542	116	342	458
SECUREPUTING	790	2,400	3,190	8	24	32
SEEBEYOND TECHNOLOGY	800	4,000	4,800	3	14	17
SEI INVESTMENTS CO	2,950	4,700	7,650	124	197	321
SERENA SOFTWARE	600	1,700	2,300	13	43	56
SILICON STORAGE TECHNOLOGYCOM	990	4,700	5,690	6	20	26
SIMPLETECH	-	5,100	5,100	-	23	23
SONICWALL	1,800	4,800	6,600	11	12	23
SPSS	-	1,600	1,600	-	25	25
STELLENT	-	2,000	2,000	-	18	18
SUPPORTSOFT	-	2,800	2,800	-	19	19
SYBASE	2,650	3,972	6,622	53	79	132
SYKES ENTERPRISES	-	3,400	3,400	-	24	24
SYNOPSYS	1,720	6,566	8,286	34	129	163
SYNTEL	610	2,100	2,710	11	56	67

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

T HQ	550	1,625	2,175	13	33	46
TAKE TWO INTERACTIVE SOFTWARE CDT	1,030	1,800	2,830	36	63	99
TALX	-	940	940	-	24	24
TELECOMMUNICATION SYS CL A	-	600	600	-	2	2
TIBCO SOFTWARE	2,930	8,550	11,480	39	114	153
TRADESTATION GROUP	1,100	-	1,100	8	-	8
TRANSACTION SYS ARCHITECTSCL A	500	2,100	2,600	10	38	48
TRIPOS	-	2,500	2,500	-	19	19
TRIZETTO GROUP	1,100	3,300	4,400	10	39	49
TUMBLEWEEDMUNICATIONSCOM	-	3,800	3,800	-	27	27
ULTICOM	700	1,800	2,500	11	29	40
ULTIMATE SOFTWARE GROUP	-	3,500	3,500	-	15	15
UNITED ONLINE	1,775	3,500	5,275	20	47	67
VA SOFTWARE	-	2,600	2,600	-	61	61
VALUECLICK	900	3,200	4,100	12	48	60
VASTERA	2,650	2,300	4,950	7	27	34
VERISIGN	3,460	10,188	13,648	116	342	458
VERITY	600	2,600	3,200	8	27	35
VIEWPOINT	-	4,300	4,300	-	28	28
VIGNETTE	4,150	16,248	20,398	6	23	29
VIRAGE LOGIC	-	1,500	1,500	-	13	13
VITRIA TECHNOLOGYNEW	87	2,950	3,037	-	14	14
WATCHGUARD TECHNOLOGIES	-	2,100	2,100	-	52	52
WEBEXMUNICATIONS	500	2,000	2,500	13	29	42
WEBMETHODS	1,100	3,208	4,308	9	-	9
WEBSENSE	350	900	1,250	18	44	62
WIND RIV SYS	2,170	3,776	5,946	30	70	100
WITNESS SYS	-	1,200	1,200	-	11	11
WTS REDBACK NETWORKS WT EXP 1JAN10	3	82	85	-	5	5
ZEBRA TECHNOLOGIES CL A	875	3,150	4,025	49	177	226
ZIXIT	-	900	900	-	3	3

						16,164

CONGLOMERATES - 3.6%
BERKSHIRE HATHAWAY DEL CL A	22	65	87	1,934	5,714	7,648

						7,648

COSMETICS - 0.3%
CHATTEM	500	1,300	1,800	17	-	17

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

DEL LABS	57	551	608	2	19	21
ELIZABETH ARDEN	350	1,600	1,950	8	38	46
INTER PARFUMS	300	1,400	1,700	5	22	27
LAUDER ESTEE COS CL A	1,600	5,200	6,800	73	238	311
MEDICIS PHARMACEUTICAL CL A	1,200	2,400	3,600	42	84	126
REVLON CL A	-	15,600	15,600	-	36	36

						584

DISTRIBUTION SERVICES - 0.6%
ADVANCED MARKETING SVCS	-	2,000	2,000	-	20	20
BELL MICROPRODUCTS	-	2,400	2,400	-	23	23
CENTRAL GARDEN + PET CO	350	900	1,250	15	61	76
EDUCATIONAL DEV	-	300	300	-	19	19
GETTY RLTY	460	1,200	1,660	13	38	51
HANDLEMAN CO DEL	400	1,600	2,000	9	35	44
IKON OFFICE SOLUTIONS	1,970	6,200	8,170	23	72	95
INSIGNIA SYS	-	700	700	-	2	2
LAWSON PRODS	200	700	900	10	47	57
MIDWAY GAMES	800	2,879	3,679	8	30	38
MSC INDL DIRECT CL A	1,000	2,300	3,300	36	83	119
NAVARRE	550	1,500	2,050	10	30	40
NTL SERIES A WARRANT	3	-	3	-	-	-
PACIFIC ENERGY PARTNERS	300	-	300	9	51	60
PERFORMANCE FOOD GROUP CO	350	1,900	2,250	9	31	40
SCP POOL	765	1,612	2,377	24	51	75
STANDARDL	878	600	1,478	17	55	72
STRATEGIC DISTRNEW	-	1,400	1,400	-	19	19
TECH DATA	1,180	2,700	3,880	54	88	142
TERRA INDUSTRIES	2,060	-	2,060	18	22	40
TRANSNET	-	2,200	2,200	-	3	3
UNITED STATIONERS	300	1,200	1,500	14	32	46
VALLEY NATL GASES PA	-	3,400	3,400	-	35	35
WATSCO	400	1,400	1,800	14	51	65
WESCO INTL	1,431	2,300	3,731	43	69	112

						1,293

DIVERSIFIED CHEMICALS - 0.4%
ARCH CHEMICALS	440	950	1,390	13	36	49
CABOT	650	2,900	3,550	25	112	137

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CABOT MICROELECTRONICS	250	1,032	1,282	10	21	31
CALGON CARBONSTK	-	3,500	3,500	-	32	32
GRACE W R + CO DEL	-	5,400	5,400	-	73	73
MOSAIC CO	5,484	15,600	21,084	89	255	344
OLINPAR 1	590	3,100	3,690	13	41	54

						720

E-COMMERCE - 0.1%
I2 TECHNOLOGIES	900	-	900	1	33	34
INTERLAND MINNNEW	115	2,970	3,085	-	10	10
J2 GLOBALMUNICATIONSNEW	250	1,200	1,450	9	24	33
KOMAG	450	-	450	8	-	8
MARKETWATCH	-	2,200	2,200	-	40	40
OVERSTOCKINC DEL	200	900	1,100	14	62	76
ZOOM TECHNOLOGIES	-	1,100	1,100	1	7	8

						209

EDUCATION - 0.6%
CAREER ED	1,491	4,400	5,891	60	176	236
CORINTHIAN COLLEGES	800	3,800	4,600	15	56	71
EDUCATION MGMT	1,062	3,100	4,162	35	102	137
FIRST MARBLEHEAD	750	2,700	3,450	42	152	194
ITT EDL SVCS	1,240	1,900	3,140	59	90	149
LAUREATE ED	1,250	1,834	3,084	55	171	226
LEAPFROG ENTERPRISES	790	2,100	2,890	11	33	44
LEARNING TREE INTL	250	1,100	1,350	3	15	18
SCHOOL SPECIALTY	350	576	926	13	47	60
UNIVERSAL TECHNICAL INST	-	1,200	1,200	-	12	12
WILEY JOHN + SON CLASS A	1,170	2,300	3,470	41	80	121

						1,268

ELECTRIC UTILITIES - 1.5%
ALLETENEW	282	1,100	1,382	10	33	43
AQUILA DEL	3,275	6,788	10,063	12	36	48
AVISTA	790	2,300	3,090	14	41	55
BAYCORP HLDGS LTD	-	662	662	-	8	8
BLACK HILLS	840	1,300	2,140	26	85	111
CENTRAL VT PUBLIC SERVICE	-	1,100	1,100	-	26	26
CH ENERGY GROUP	150	800	950	7	-	7
CLECO	500	1,900	2,400	10	33	43

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

DPL	1,842	5,900	7,742	46	148	194
DUQUESNE LT HLDGS	1,500	3,000	4,500	28	57	85
EL PASO ELEC CONEW	900	2,200	3,100	17	-	17
EMPIRE DIST ELEC CO	360	1,600	1,960	8	36	44
ENERGY EAST	2,050	6,100	8,150	55	86	141
GREAT PLAINS ENERGY	650	3,200	3,850	20	62	82
HAWAIIAN ELEC INDS	1,200	3,000	4,200	35	87	122
IDACORP	610	1,500	2,110	19	54	73
MAINE + MARITIMES	-	100	100	-	3	3
MGE ENERGY	400	700	1,100	14	25	39
NACCO INDS CL A	100	400	500	11	26	37
NORTHEAST UTILS	1,300	5,400	6,700	25	102	127
NSTAR	772	2,115	2,887	42	115	157
OGE ENERGY	850	3,800	4,650	23	101	124
OTTER TAIL	450	1,000	1,450	11	52	63
PEPCO HLDGS	2,703	6,700	9,403	58	143	201
PNM RES	2,075	3,000	5,075	52	76	128
PUGET ENERGY	1,448	4,600	6,048	36	114	150
RELIANT ENERGY	4,344	12,500	16,844	59	171	230
SCANA	1,530	4,610	6,140	60	182	242
SIERRA PAC RES	1,800	5,300	7,100	19	27	46
TOUCH AMERICA HLDGS	450	-	450	-	-	-
UIL HLDG	300	600	900	15	31	46
UNISOURCE ENERGY	550	1,500	2,050	13	47	60
UNITIL	-	800	800	-	2	2
VECTREN	850	3,399	4,249	23	91	114
WESTSTAR ENERGY	1,150	3,500	4,650	26	80	106
WISCONSIN ENERGY	1,670	4,900	6,570	56	165	221
WPS RES	500	1,600	2,100	26	62	88

						3,283

ELECTRICAL EQUIPMENT - 0.6%
ADVANCED ENERGY INDS	350	2,900	3,250	3	26	29
AMETEK	1,000	2,900	3,900	36	103	139
ANADIGICS	-	2,595	2,595	-	10	10
AROTECH	-	5,100	5,100	-	8	8
AVX	1,552	7,100	8,652	20	36	56
BALDOR ELEC CO	740	1,300	2,040	20	68	88

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

C+D TECHNOLOGIES	300	1,000	1,300	5	17	22
ESCO TECHNOLOGIES	220	700	920	17	83	100
EXX CL A	-	1,400	1,400	-	2	2
FRANKLIN ELEC	400	800	1,200	17	71	88
GENLYTE GROUP	200	600	800	17	65	82
HI / FN	-	409	409	-	4	4
HUBBELL CLB	650	2,700	3,350	34	141	175
INTEGRATED SILICON SOLUTION	500	2,900	3,400	4	24	28
INTERGRATED ELECTRICAL SVCS	-	2,700	2,700	-	13	13
INTERMAGNETICS GEN	375	1,212	1,587	10	64	74
LENNOX INTL	990	2,700	3,690	20	44	64
LINCOLN ELEC HLDGS	790	2,000	2,790	27	69	96
LSI INDS	-	1,625	1,625	-	19	19
MAGNETEK	-	2,900	2,900	-	20	20
MTS SYS	350	1,500	1,850	12	32	44
POWELL INDS	-	600	600	-	11	11
ROBBINS + MYERS	-	900	900	-	21	21
STONERIDGE	500	-	500	8	-	8
THOMAS + BETTS	876	2,500	3,376	27	77	104
THOMAS INDS	200	1,000	1,200	8	40	48

						1,353

ELECTRONIC COMPONENTS - 2.2%
ACR GROUP	-	1,400	1,400	-	4	4
AGILYSYS	2,052	2,100	4,152	35	36	71
ALLIANCE SEMICONDUCTOR	-	3,100	3,100	-	11	11
AMERICAN SUPERCONDUCTOR	-	2,100	2,100	-	31	31
AMPHENOL CL A	950	4,000	4,950	35	147	182
ANALOGICPAR 0.05	280	700	980	13	59	72
ARROW ELECTRS	1,675	4,900	6,575	41	119	160
ARTESYN TECHNOLOGIES	750	2,600	3,350	8	29	37
ATMEL	13,090	20,900	33,990	51	82	133
ATMI	1,150	1,200	2,350	26	40	66
AVNET	1,754	4,996	6,750	32	122	154
AXCELIS TECHNOLOGIES	1,130	3,000	4,130	9	67	76
BEI TECHNOLOGIES	250	1,100	1,350	8	34	42
BEL FUSE CL A	-	1,100	1,100	-	32	32
BENCHMARK ELECTRS	600	2,000	2,600	20	63	83

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

BROCADEMUNICATIONS SYSCOM	8,772	10,940	19,712	67	84	151
CALIFORNIA MICRO DEVICES	-	2,300	2,300	-	16	16
CATALYST SEMICONDUCTOR	-	1,600	1,600	-	9	9
CEVA	-	1,600	1,600	-	15	15
CIRRUS LOGIC	1,640	4,800	6,440	9	20	29
CREDENCE SYSTEMS	2,200	3,100	5,300	20	95	115
CTS	650	1,800	2,450	9	-	9
CYPRESS SEMICONDUCTOR	3,850	5,700	9,550	45	67	112
DUCOMMUN DEL	-	700	700	-	15	15
ELECTROGLAS	-	2,400	2,400	-	24	24
ELETRONICS FOR IMAGING	1,100	2,300	3,400	19	41	60
EMCORE	-	3,200	3,200	-	24	24
ENTEGRIS	1,290	3,300	4,590	13	34	47
EXAR	1,550	1,800	3,350	22	31	53
FAIRCHILD SEMICONDUCTOR INTL CL A	3,400	5,310	8,710	55	165	220
FEI CO	850	1,400	2,250	18	29	47
FSI INTL	-	2,200	2,200	-	10	10
GLOBAL PMT TECHNOLOGIES	-	1,500	1,500	-	9	9
GRAFTECH INTL LTD	750	4,300	5,050	7	38	45
INTEGRATED CIRCUIT SYS CON	2,050	3,300	5,350	43	52	95
INTEGRATED DEVICE TECHNOLOGY	733	4,700	5,433	8	54	62
INTERLINK ELECTRS	-	700	700	-	7	7
INTERNATIONAL RECTIFIER	720	2,900	3,620	32	64	96
INTERSIL CL A	1,556	6,120	7,676	26	61	87
ITRON	500	1,500	2,000	12	-	12
LASERCARDORATION	650	-	650	7	39	46
LATTICE SEMICONDUCTOR	1,600	5,640	7,240	9	33	42
MEMC ELECTR MATLS	4,525	6,700	11,225	60	89	149
MERIX	-	1,000	1,000	-	12	12
METHODE ELECTRS	650	1,800	2,450	8	23	31
METROLOGIC INSTRS	-	1,400	1,400	-	30	30
METROMEDIA FIBER NETWORK	600	-	600	-	-	-
MICREL	1,120	3,680	4,800	12	41	53
MICROPONENT TECHNOLOGYCOM	-	3,100	3,100	-	1	1
MICROCHIP TECHNOLOGY	2,722	9,049	11,771	73	241	314
MICROSEMI	1,500	3,400	4,900	26	51	77
MKS INSTRS	900	2,000	2,900	17	35	52

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

NU HORIZONS ELECTRS	-	1,400	1,400	-	11	11
NYFIX	850	850	1,700	5	5	10
ON SEMICONDUCTOR	2,250	10,900	13,150	10	-	10
PARK ELECTROCHEMICAL	300	1,200	1,500	7	-	7
PEMSTAR	-	1,500	1,500	-	3	3
PERICOM SEMICONDUCTOR	700	2,600	3,300	7	25	32
PHOTRONICS	550	1,310	1,860	9	41	50
PLANAR SYS	-	900	900	-	10	10
PLANTRONICS	750	1,900	2,650	31	79	110
PLEXUS	1,500	1,860	3,360	20	46	66
RIMAGE	-	1,100	1,100	-	18	18
ROGERS	250	800	1,050	11	30	41
RUDOLPH TECHNOLOGIES	300	1,400	1,700	5	24	29
SEMTECH	1,000	3,400	4,400	22	90	112
SIGMATRON INTL	-	900	900	-	12	12
SILICON IMAGE	1,220	-	1,220	20	99	119
SILICON LABORATORIES OC	1,450	2,300	3,750	51	81	132
SILICONIXNEW	450	1,500	1,950	16	32	48
SIPEX	-	3,100	3,100	-	15	15
SIRF TECHNOLOGY HLDGS	550	2,900	3,450	7	24	31
SKYWORKS SOLUTIONS	1,510	6,200	7,710	14	58	72
STANDARD MICROSYSTEMS COR	300	-	300	5	-	5
SUPERCONDUCTOR TECHNOLOGIES	-	800	800	-	1	1
SYMMETRICOM	-	3,400	3,400	-	33	33
SYNAPTICS	350	1,600	1,950	11	53	64
THREE FIVE SYS	100	950	1,050	-	2	2
TRANSMETA DEL	500	9,700	10,200	1	11	12
TRANSWITCH	300	7,400	7,700	-	17	17
TTM TECHNOLOGIES	650	2,700	3,350	8	32	40
ULTRATECH	-	800	800	-	24	24
UNIVERSAL ELECTRS	-	1,400	1,400	-	43	43
VARIAN SEMI EQUIP ASSOC	300	1,600	1,900	11	35	46
VEECO INSTRS DEL	400	1,129	1,529	8	34	42
VICOR	400	1,800	2,200	5	18	23
VISHAY INTERTECHNOLOGY	2,337	6,931	9,268	35	104	139
VITESSE SEMICONDUCTOR	1,570	10,031	11,601	6	35	41
ZORAN	639	1,948	2,587	8	23	31

						4,831

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

ELECTRONIC SYSTEMS - 1.2%
ANAREN	-	1,400	1,400	-	18	18
APPLERA CELERA GENOMICS	1,140	2,493	3,633	16	63	79
APPLIED SIGNAL TECH	250	-	250	9	32	41
ARMOR HLDGS	550	800	1,350	26	27	53
BAKER MICHAEL	-	1,100	1,100	-	22	22
BLACK BOX	600	970	1,570	29	87	116
BTU INTL	-	2,400	2,400	-	7	7
CELERITEK	-	1,100	1,100	-	2	2
CHECKPOINT SYSTEMS	660	-	660	12	-	12
COGNEX	850	2,100	2,950	24	59	83
COHU	400	1,800	2,200	7	20	27
COMTECH TELECOMMUNICATIONS	382	925	1,307	14	35	49
CONEXANT SYS	4,266	19,381	23,647	8	39	47
CUBIC	400	1,300	1,700	10	-	10
CYMER	700	1,400	2,100	21	52	73
DIONEX	600	900	1,500	34	51	85
DRS TECHNOLOGIES	550	701	1,251	23	30	53
EDO	510	1,200	1,710	16	43	59
ELECTRO SCIENTIFIC INDS	600	1,300	1,900	12	29	41
EMS TECHNOLOGIES	-	400	400	-	8	8
EPIQ SYS	-	1,000	1,000	-	2	2
EXCEL TECHNOLOGY	-	900	900	-	23	23
FLIR SYS	650	1,400	2,050	41	89	130
FOOD TECHNOLOGY SVC	-	3,700	3,700	-	5	5
GERBER SCIENTIFIC	-	2,900	2,900	-	22	22
HEICO CL A	-	1,320	1,320	-	23	23
INFOCUS	-	3,800	3,800	-	35	35
INPUT/OUTPUT	900	2,900	3,800	8	26	34
JACOBS ENGR GROUP	819	2,500	3,319	39	119	158
KEITHLEY INSTRS	-	800	800	-	16	16
KEMET	1,800	3,500	5,300	16	46	62
KULICKE + SOFFA INDS	1,060	3,100	4,160	9	32	41
LAM RESH	1,870	5,650	7,520	54	157	211
LECROY	-	500	500	-	12	12
LIFELINE SYS	-	1,100	1,100	-	28	28

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

LO JACK	-	1,500	1,500	-	18	18
LTX	1,350	3,100	4,450	10	-	10
NANOMETRICS	-	1,100	1,100	-	18	18
NETFLIXINC	500	2,900	3,400	6	22	28
POLYCOM	1,150	4,100	5,250	27	96	123
SAFENET	1,133	823	1,956	42	30	72
SCANSOURCE	400	700	1,100	25	44	69
SRS LABS	-	2,700	2,700	-	17	17
SYPRIS SOLUTIONS	-	700	700	-	11	11
TEKTRONIX	-	460	460	-	14	14
THERMA WAVE	-	3,500	3,500	-	12	12
TOLLGRADEMUNICATIONS	-	650	650	-	8	8
TRIMBLE NAVIGATION LTD	466	2,350	2,816	15	78	93
VALENCE TECH.	4,688	-	4,688	15	-	15
VARIAN	1,000	1,400	2,400	41	57	98
VARIAN MED SYS	1,991	6,000	7,991	86	259	345

						2,638

ENERGY SERVICES - 1.6%
ALLIANCE RESOURCE PARTNER	320	-	320	24	-	24
ALLIANT ENERGY	1,648	4,700	6,348	47	134	181
AMKOR TECHNOLOGY	1,620	7,800	9,420	11	37	48
ATWOOD OCEANICS	250	700	950	13	-	13
BUCKEYE PARTNERS L P LIMITED PARTNERSHIP	300	1,400	1,700	13	18	31
CARBO CERAMICS	250	600	850	17	-	17
CARRIZO OIL + GAS	-	2,300	2,300	-	26	26
COMSTOCK RESNEW	640	1,400	2,040	14	31	45
COOPER CAMERON	770	2,300	3,070	41	124	165
DIAMOND OFFSHORE DRILLING	1,800	5,600	7,400	72	224	296
ENERGYSOUTH	-	850	850	-	35	35
FMC TECHNOLOGIES	950	2,800	3,750	31	90	121
FUELCELL ENERGY	650	3,000	3,650	6	30	36
GIANT INDS	-	1,900	1,900	-	50	50
GLOBAL PWR EQUIP GROUP	-	2,800	2,800	-	28	28
GLOBALSANTAFEORATION SHS	3,102	10,159	13,261	103	336	439
GRAHAM	-	900	900	-	13	13
GRANT PRIDECO	1,787	5,090	6,877	36	102	138
GULF IS FABRICATION	-	1,100	1,100	-	24	24

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

GULFMARK OFFSHORE	-	1,600	1,600	-	36	36
HELMERICH AND PAYNE	610	2,300	2,910	21	72	93
HOLLY	400	-	400	11	37	48
HORIZON OFFSHORE	-	1,300	1,300	-	2	2
HYDRILPANY	480	900	1,380	22	41	63
ICO	-	5,500	5,500	-	17	17
JOY GLOBAL	550	2,000	2,550	24	87	111
MATRIX SVC CO	-	2,200	2,200	-	18	18
MAVERICK TUBE	540	1,900	2,440	16	51	67
MCDERMOTT INTL	850	2,800	3,650	16	51	67
NATCO GROUP CL A	-	600	600	-	5	5
NEWPARK RESPAR USD0.01	1,300	3,900	5,200	7	-	7
NRG ENERGYNEW	1,300	4,600	5,900	47	166	213
OCEANEERING INTL	400	1,000	1,400	15	45	60
OFFSHORE LOGISTICS	280	900	1,180	9	-	9
OIL STATES INTL	1,030	2,300	3,330	20	60	80
OMNI ENERGY SVCSNEW	-	1,900	1,900	-	4	4
PETROLEUM HELICOPTERSNON VTG	-	300	300	-	8	8
SMITH INTL	1,400	4,500	5,900	76	245	321
SUPERIOR ENERGY SVCS	1,550	3,600	5,150	24	55	79
TESORO	800	2,900	3,700	25	63	88
TIDEWATER	1,464	2,400	3,864	52	85	137
TRICO MARINE SVCS	-	3,100	3,100	-	2	2
UNIT	900	2,100	3,000	34	80	114
UNOVA	1,310	3,000	4,310	33	76	109

						3,488

ENTERTAINMENT & LEISURE - 3.0%
ALLIANCE GAMINGNEW	650	3,000	3,650	9	21	30
AMERISTAR CASINOS	400	1,000	1,400	17	51	68
ARCHON	-	1,100	1,100	-	22	22
ARGOSY GAMING	300	1,600	1,900	14	75	89
AZTAR	540	1,700	2,240	19	45	64
BALLY TOTAL FITNESS HLDG	-	1,500	1,500	-	6	6
BOWL AMER CL A	-	300	300	-	4	4
BOYD GAMING	1,269	3,600	4,869	53	150	203
BRINKER INTL	1,403	3,850	5,253	49	135	184
CAESARS ENTMT	4,290	13,200	17,490	86	266	352

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CARMIKE CINEMAS	200	-	200	7	-	7
CBRL GROUP	500	2,400	2,900	21	69	90
CEC ENTMT	375	1,650	2,025	15	38	53
CEDAR FAIR L P LIMITED PARTNERSHIP	1,450	2,000	3,450	48	66	114
CHOICE HOTELS	500	1,500	2,000	29	92	121
CHURCHILL DOWNS	200	500	700	9	-	9
COACHMEN INDS	-	1,300	1,300	-	23	23
DAKTRONICS	300	1,300	1,600	7	26	33
DIAMONDHEAD CASINO	-	10,500	10,500	-	6	6
DIGITAL VIDEO SYSNEW	-	5,500	5,500	-	4	4
DOVER DOWNS GAMING + ENTMTCOM	490	388	878	6	19	25
DOVER MOTORSPORTS	700	3,100	3,800	4	18	22
DREAMWORKS ANIMATION SKG CL A	1,531	4,600	6,131	57	173	230
EMAK WORLDWIDE	-	800	800	-	11	11
EMPIRE RESORTS	550	-	550	6	-	6
FELCOR LODGING TR	1,100	2,400	3,500	16	27	43
GAMING PARTNERS INTL	-	600	600	-	12	12
HOLLYWOOD ENTMT	970	2,900	3,870	13	52	65
IHOP	300	900	1,200	13	95	108
INTERNATIONAL SPEEDWAY CL A	775	2,100	2,875	41	111	152
ISLE CAPRI CASINOS	480	1,100	1,580	12	29	41
J + J SNACK FOODS	270	700	970	13	22	35
KIMBALL INTL CL B	1,290	2,600	3,890	19	68	87
LAKES ENTERTAINMENT	450	-	450	7	-	7
LAS VEGAS SANDS	-	15,000	15,000	-	720	720
MANDALAY RESORT GROUP	983	2,900	3,883	69	204	273
MARCUS	450	1,300	1,750	11	-	11
MERISTAR HOSPITALITY	2,913	5,000	7,913	24	42	66
METRO GOLDWYN MAYER	2,700	10,000	12,700	32	-	32
MGM MIRAGEINC	1,900	6,296	8,196	138	458	596
MOVIE GALLERY	350	1,000	1,350	7	20	27
MTR GAMING GROUP	800	2,800	3,600	8	30	38
MULTIMEDIA GAMES	500	1,500	2,000	8	24	32
PANAVISIONNEW	-	1,700	1,700	-	11	11
PAPA JOHNS INTL	360	1,100	1,460	12	38	50
PARTY CITY	-	1,900	1,900	-	25	25
PENN NATL GAMING	650	1,800	2,450	39	109	148

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

PINNACLE ENTMT	600	2,300	2,900	12	32	44
POLARIS INDS	870	2,000	2,870	59	136	195
RC2	200	900	1,100	7	16	23
READERS DIGEST ASSN	1,100	3,900	5,000	15	34	49
REGAL ENTMT GROUP CL A	2,090	6,000	8,090	43	70	113
ROYAL CARIBBEAN CRUISES LTD SHS	2,811	8,210	11,021	153	447	600
RYANS RESTAURANT GROUP	850	1,700	2,550	13	57	70
SONIC	505	2,362	2,867	15	32	47
SPEEDWAY MOTORSPORTSINC	620	1,800	2,420	24	71	95
SPORTS RESORTS INTL	3,847	4,000	7,847	11	49	60
STATION CASINOS	870	2,750	3,620	48	150	198
STEINWAY MUSICAL INSTRS ORD	200	600	800	6	-	6
THOR INDS	1,000	2,600	3,600	37	96	133
TOPPS.	550	-	550	5	24	29
TRESTLE HLDGS	-	2,300	2,300	-	1	1
TWEETER HOME ENTMT GROUP	-	2,600	2,600	-	23	23
VAIL RESORTS	500	1,500	2,000	11	34	45
WEST MARINE	400	1,400	1,800	11	52	63
WINNEBAGO IND.	420	1,500	1,920	17	62	79
WYNN RESORTS LTD	1,199	3,500	4,699	80	234	314

						6,542

ENVIRONMENTAL - 0.2%
CASELLA WASTE SYS CL A	75	1,300	1,375	1	-	1
CENTURY BUSINESS SERVICES	1,650	-	1,650	7	11	18
CUNO	290	700	990	17	57	74
HUDSON TECHNOLOGIES	-	3,800	3,800	-	3	3
PYR ENERGY	-	7,400	7,400	-	8	8
TETRA TECHNOLOGIES DEL	675	950	1,625	20	56	76
TRC COS	-	1,000	1,000	-	5	5
WASTE CONNECTIONS	900	1,950	2,850	31	67	98

						283

EXPLORATION & PRODUCTION - 2.4%
APCO ARGENTINA	616	-	616	23	-	23
ATP OIL & GAS	2,000	-	2,000	37	-	37
BARRETT BILL	-	1,700	1,700	-	54	54
BERRY PETE CO CL A	490	1,000	1,490	23	48	71
BP PRUDHOE BAY RTY TR UNIT BEN INT	420	1,300	1,720	20	95	115

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CABOT OIL + GAS	500	1,600	2,100	22	69	91
CALLON PETE CO DEL	1,050	1,600	2,650	15	66	81
CASTLE ENERGYPAR .50	-	1,400	1,400	-	17	17
CHESAPEAKE ENERGY	4,748	9,800	14,548	78	162	240
CIMAREX ENERGY CO	1,446	2,040	3,486	55	153	208
DAWSON GEOPHYSICAL CO	-	200	200	-	4	4
DENBURY RESNEW	1,000	2,000	3,000	27	55	82
EDGE PETE DEL	-	2,000	2,000	-	-	-
ENCORE AQUISITION CO	850	1,100	1,950	30	106	136
ENSCO INTL	2,090	5,900	7,990	66	187	253
FOREST OILPAR 0.01	1,600	2,500	4,100	51	79	130
FRONTIER OIL	400	1,600	2,000	11	-	11
GEORESOURCES	-	3,100	3,100	-	9	9
GREY WOLF	5,000	8,200	13,200	26	46	72
HARKEN ENERGYNEW	-	8,500	8,500	-	4	4
HEADWATERS	900	1,600	2,500	26	48	74
HOUSTON EXPL CO	410	1,200	1,610	23	68	91
KCS ENERGYNEW	650	4,300	4,950	10	39	49
KEY ENERGY SVCS	3,290	4,700	7,990	39	55	94
KIRBY	450	1,200	1,650	20	55	75
MAGELLAN PETE	-	5,100	5,100	-	7	7
MAGNUM HUNTER RESOURCESPAR 0.002	1,270	3,200	4,470	16	35	51
MAXXAMRTS CALLABLE THRU 11DEC99	-	1,500	1,500	-	49	49
MERIDIAN RESOURCE	1,050	5,300	6,350	6	36	42
NATIONAL OILWELL	950	3,400	4,350	34	120	154
NEWFIELD EXPL CO	800	2,400	3,200	47	142	189
NOBLE ENERGY	845	2,400	3,245	52	148	200
PARKER DRILLING CO	-	6,500	6,500	-	26	26
PATINA OIL + GAS	700	3,474	4,174	26	-	26
PATTERSON UTI ENERGY	1,800	7,200	9,000	35	140	175
PETROLEUM DEV	-	1,400	1,400	-	54	54
PIONEER NAT RES CO	2,114	6,200	8,314	74	218	292
POGO PRODUCING CO	700	2,600	3,300	34	126	160
PRIDE INTERNATIONAL	1,980	5,500	7,480	41	113	154
QUICKSILVER RES	700	2,800	3,500	26	107	133
RANGE RES	1,030	2,600	3,630	21	-	21
REMINGTON OIL GAS	610	1,500	2,110	17	80	97

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

SOUTHWESTERN ENERGY CO	550	1,500	2,050	28	76	104
SPINNAKER EXPL CO	800	1,300	2,100	28	46	74
ST MARY LD + EXPL CO	400	1,300	1,700	17	12	29
STONE ENERGY	410	1,100	1,510	18	44	62
SWIFT ENERGY CO	350	1,900	2,250	10	49	59
TRANSMONTAIGNE	2,965	3,600	6,565	18	43	61
ULTRA PETE	930	3,600	4,530	45	173	218
VERITAS DGC	660	1,700	2,360	15	38	53
VINTAGE PETE	2,400	2,600	5,000	55	90	145
XANSER	-	5,700	5,700	-	9	9
XTO ENERGY	3,789	11,057	14,846	134	391	525
ZAPATAPAR USD	-	400	400	-	15	15

						5,205

FINANCIAL SERVICES - 4.0%
ACE CASH EXPRESS	300	-	300	9	26	35
ADVANTA CL A	450	1,466	1,916	10	34	44
AFFILIATED MANAGERS GROUP	375	1,500	1,875	25	102	127
ALLEGHANY DEL	211	333	544	60	95	155
ALLIANCE CAP MGMT HLDG LP UNIT LTD PARTNERSHIP INT	1,163	3,200	4,363	49	134	183
AMERICAN HOME MTG INVT	560	2,195	2,755	19	59	78
AMERICAN MTG ACCEP CO SH BEN INT	-	1,500	1,500	-	26	26
AMERICREDIT	2,210	6,600	8,810	54	161	215
AMERITRADE HLDG	6,133	18,200	24,333	87	259	346
ANNALY MTG MGMT	2,150	5,100	7,250	42	100	142
ANWORTH MORTGAG	600	-	600	6	21	27
APOLLO INVT	-	2,600	2,600	-	39	39
ASTA FDG	-	1,200	1,200	-	32	32
BANK MUTUAL	1,927	4,234	6,161	23	52	75
BLACKROCK CL A	210	800	1,010	16	35	51
CAPITALSOURCE	1,712	4,900	6,612	44	126	170
CHARTER FINL WEST PT GA	360	800	1,160	16	33	49
CHICAGO MERCHANTILE EXCHANGE	450	1,450	1,900	103	332	435
CLARK	550	1,300	1,850	9	29	38
COINSTAR	450	-	450	12	29	41
COMMERCIAL CAP BANCORP	1,180	2,300	3,480	27	53	80
COMPUCREDIT	500	2,400	2,900	14	66	80
CREDIT ACCEPTANCE	830	-	830	21	41	62

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CVB FINL	715	2,196	2,911	19	40	59
DANIELSON HLDG	-	3,300	3,300	-	28	28
DELTA FINL	-	3,100	3,100	-	32	32
DORAL FINL	1,520	4,600	6,120	75	227	302
EATON VANCENON VTG	983	3,100	4,083	51	162	213
EDWARDS A G	880	3,400	4,280	38	87	125
ESPEED CL A	600	2,200	2,800	7	12	19
EURONET WORLDWIDE	350	-	350	9	-	9
FEDERAL AGRIC MTG CL A	400	700	1,100	7	34	41
FINANCIAL FED	410	700	1,110	16	37	53
FIRST PL FINL DEL	-	1,749	1,749	-	39	39
FRIEDMAN BILLINGS RAMSEY GROUPCL A	2,078	6,125	8,203	40	119	159
GREENHILL + CO	-	1,600	1,600	-	46	46
HARBOR FL BANCSHARES	600	1,400	2,000	21	78	99
HEALTHEXTRAS	500	-	500	8	-	8
IMPAC MORT HOLDINGS	2,000	3,000	5,000	45	68	113
INDYMAC BANCORP	660	2,600	3,260	23	90	113
INSTINET GROUP	6,350	14,400	20,750	38	65	103
INTERACTIVE DATA	2,200	3,700	5,900	48	80	128
INTERNATIONAL ASSETS HLDGCOM	-	1,800	1,800	-	14	14
INVESTMENT TECHNOLOGY GROUP	750	2,350	3,100	15	55	70
INVESTORS FINL SERVICES	965	2,700	3,665	48	135	183
IPAYMENT	390	-	390	19	50	69
ISTAR FINL	1,619	4,773	6,392	73	216	289
ITLA CAPITAL	384	-	384	23	-	23
JEFFRIES GROUP	1,600	2,700	4,300	64	109	173
KIRLIN HOLDING	-	800	800	-	2	2
KNIGHT TRADING GROUP	1,650	4,600	6,250	18	50	68
LABRANCHE + CO	830	2,600	3,430	7	-	7
LEGG MASON	1,350	4,200	5,550	99	308	407
LEUCADIA NATL	980	3,036	4,016	68	211	279
M.D.C. HOLDINGS	720	1,504	2,224	62	109	171
METRIS COS	900	4,050	4,950	11	42	53
MFA MORTGAGE INVESTMENTS	1,180	-	1,180	10	37	47
MIDLAND CO	300	1,200	1,500	9	31	40
MONEYGRAM INTL	1,609	3,900	5,509	34	82	116
NATIONAL FINL PARTNERS	350	1,700	2,050	14	66	80

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

NELNET CL A	-	2,200	2,200	-	59	59
NEW CENTY FINL MD	675	1,600	2,275	43	99	142
NUVEEN INVTS CL A	1,300	4,200	5,500	51	166	217
OCWEN FINL	1,430	2,400	3,830	14	23	37
PER SE TECHNOLOGIESNEW	550	1,700	2,250	9	22	31
PIPER JAFFRAY COS	250	800	1,050	12	66	78
PORTFOLIO RECOVERY ASSOCI	250	-	250	10	46	56
PRESSTEK	2,522	2,700	5,222	24	26	50
PROVIDENT BANCORP DEL	700	3,102	3,802	9	59	68
RAYMOND JAMES FINANCIAL	900	3,050	3,950	28	94	122
REDWOOD TR.	200	900	1,100	12	39	51
SANDERS MORRIS HARIS GROUPCOM	-	2,600	2,600	-	46	46
STUDENT LN	291	1,020	1,311	54	123	177
SWS GROUP	450	1,283	1,733	10	-	10
SYNTROLEUM	-	4,900	4,900	-	39	39
TNS	-	1,800	1,800	-	39	39
UNITEDMUNITY FIN.	600	-	600	7	6	13
UNITED PANAM FINANCIAL	1,080	-	1,080	21	50	71
VALUE LINE	100	800	900	4	31	35
WADDELL + REED FINL CL A	2,090	4,150	6,240	50	99	149
WAYPOINT FINL	400	1,995	2,395	11	41	52
WESCO FINL	104	310	414	41	122	163
WFS FINL	450	1,800	2,250	23	91	114
WHITE MOUNTAINS INS GROUP LTD SHS	157	450	607	102	308	410
WILLOW GROVE BANCORP	892	-	892	17	59	76
WORLD ACCEPTANCE	400	1,500	1,900	12	37	49

						8,664

FOOD PROCESSING - 3.2%
AMERICAN ITALIAN PASTA CO CL A	400	900	1,300	9	-	9
BJ’S RESTAURANTS	1,533	-	1,533	21	37	58
BOB EVANS FARMS	300	1,500	1,800	8	39	47
BRIDGFORD FOODS	-	1,000	1,000	-	9	9
BUNGE LIMITED SHS	1,602	4,600	6,202	91	262	353
CHEESECAKE FACTORY	1,695	3,075	4,770	55	77	132
CHIQUITA BRANDS INTL	550	1,700	2,250	12	44	56
CORN PRODUCTS INTL	650	1,500	2,150	35	80	115
CUISINE SOLUTIONS	-	4,500	4,500	-	16	16

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

DEAN FOODS CO	2,060	6,758	8,818	68	223	291
DEL MONTE FOODS CO	1,850	8,600	10,450	20	68	88
FARMER BROS CO	500	1,200	1,700	12	43	55
FLOWERS FOODS	1,150	1,710	2,860	36	54	90
FRESH DEL MONTE PRODUCE	1,800	2,500	4,300	53	74	127
HAIN CELESTIAL GROUP	500	1,800	2,300	10	44	54
HORMEL FOODS	2,019	5,500	7,519	63	172	235
INTERSTATE BAKERIES DEL	700	1,900	2,600	4	12	16
KRAFT FOODS CL A	24,896	72,600	97,496	887	2,585	3,472
LANCE	710	1,100	1,810	14	21	35
LIFEWAY FOODS	-	1,800	1,800	-	16	16
MAUI LD + PINEAPPLE	-	600	600	-	24	24
MGP INGREDIENTS	-	1,800	1,800	-	16	16
P F CHANGS CHINA BISTRO	340	1,200	1,540	19	64	83
PACKAGING DYNAMICS 1	-	1,180	1,180	-	17	17
PANERA BREAD CO CL A	600	1,300	1,900	24	52	76
PEPSIAMERICAS	1,999	6,400	8,399	42	136	178
PILGRIMS PRIDE	600	2,700	3,300	18	83	101
RALCORP HLDGS	370	1,000	1,370	16	73	89
ROCKY MTN CHOCOLATE FACTORYPAR	-	2,422	2,422	-	35	35
SANDERSON FARMS	390	750	1,140	17	72	89
SEABORD DEL	-	50	50	-	50	50
SENSIENT TECHNOLOGIES	680	2,100	2,780	16	55	71
SMITHFIELD FOODS	1,233	4,700	5,933	36	139	175
SMUCKER J M CONEW	601	2,236	2,837	28	105	133
TEJON RANCH CO.	370	-	370	15	-	15
TOOTSIE ROLL INDS	1,350	1,993	3,343	47	69	116
TYSON FOODS (DEL) CLS A	4,652	14,719	19,371	86	271	357
UNITED NAT FOODS	1,500	1,800	3,300	47	56	103

						7,002

FOREST PRODUCTS - 0.2%
ADVANCED ENVIRONMENTAL RECYCLICL A	-	4,000	4,000	-	5	5
AMERICAN WOODMARK	380	1,000	1,380	17	43	60
DELTA + PINE LD CO	800	1,700	2,500	22	26	48
DELTIC TIMBER	200	700	900	8	30	38
LONGVIEW FIBRE CO WASHINGTON	1,350	2,100	3,450	24	38	62
POPE + TALBOT	-	1,100	1,100	-	19	19

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

POTLATCH	380	1,300	1,680	19	49	68
RAYONIER	552	2,371	2,923	27	116	143
UNIVERSAL FST PRODS	290	800	1,090	13	35	48

						491

GAS & GAS TRANSMISSION - 1.3%
AGL RES	1,550	2,900	4,450	52	96	148
ATMOS ENERGY	1,860	2,300	4,160	51	63	114
CASCADE NAT GAS	-	1,100	1,100	-	23	23
CHESAPEAKE UTILS	-	800	800	-	21	21
ENERGEN	410	1,300	1,710	24	77	101
EQUITABLE RES	880	2,600	3,480	53	158	211
FLORIDA PUB UTILS CO	-	1,033	1,033	-	20	20
LACLEDE GROUP	410	700	1,110	13	51	64
MDU RES GROUP	1,711	4,750	6,461	46	127	173
NATIONAL FUEL GAS CO N J	1,630	3,800	5,430	46	108	154
NEW JERSEY RES	950	1,100	2,050	41	48	89
NORTHWEST NAT GAS CO	290	900	1,190	10	-	10
ONEOK	1,050	3,700	4,750	30	42	72
PIEDMONT NAT GAS	1,900	3,200	5,100	44	74	118
PLAINS EXPL + PRODTN CO	1,596	3,806	5,402	41	99	140
QUESTAR	1,150	3,600	4,750	59	183	242
RGC RES	-	700	700	-	18	18
SEMCO ENERGY	-	3,000	3,000	-	16	16
SOUTH JERSEY INDS	310	600	910	16	46	62
SOUTHERN UN CO	2,181	3,121	5,302	52	75	127
SOUTHWEST GAS	680	1,000	1,680	17	54	71
TENNECO AUTOMOTIVE.	550	-	550	9	33	42
TEPPCO PARTNERS L P	860	2,600	3,460	34	102	136
TODCO CL A	-	2,800	2,800	-	52	52
UGI	630	1,950	2,580	26	80	106
UNIVERSALPRESSION HLDGS	600	1,300	1,900	21	39	60
WESTERN GAS RES	1,074	3,000	4,074	32	79	111
WGL HLDGS	1,630	2,400	4,030	50	74	124
WHITING PETE	300	800	1,100	10	33	43

						2,668

GENERAL MERCHANDISERS - 0.7%
99 CENTS ONLY STORES	500	3,065	3,565	8	50	58

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

BJS WHSL CLUB	1,900	3,100	5,000	55	104	159
BON TON STORES	-	1,200	1,200	-	19	19
BROOKSTONE	400	-	400	8	-	8
CASEYS GEN STORES	1,200	1,900	3,100	22	49	71
COLE KENNETH PRODTNS CL A	250	1,400	1,650	8	43	51
COLUMBIA SPORTSWEAR CO	731	1,650	2,381	44	98	142
DOLLAR TREE STORES	1,250	5,225	6,475	36	150	186
FOOT LOCKER	2,117	6,400	8,517	57	172	229
FREDS CL A	490	1,525	2,015	9	44	53
HIBBETT SPORTING GOODS	300	1,312	1,612	8	35	43
JOS A BANK CLOT	250	-	250	7	31	38
MARISA CHRISTINA	-	2,700	2,700	-	3	3
NEIMAN MARCUS GROUP CL A	717	2,300	3,017	51	165	216
RETAIL VENTURES	900	-	900	6	31	37
SAKS	1,500	5,675	7,175	22	74	96
SHOPKO STORES	550	2,000	2,550	10	35	45
SMART + FINAL	500	1,800	2,300	7	29	36
WARNACO GROUP	600	-	600	13	-	13

						1,503

HEALTHCARE SERVICES - 1.5%
AAIPHARMA	525	-	525	2	-	2
ACCREDO HEALTH	535	2,191	2,726	15	67	82
ADVISORY BRD CO	340	1,200	1,540	13	-	13
ALLIANCE IMAGING DEL	-	3,400	3,400	-	38	38
AMERIGROUP	790	1,100	1,890	60	83	143
AMN HEALTHCARE SVCS	400	1,205	1,605	6	-	6
AMSURG	450	1,450	1,900	13	27	40
ANDRX DEL ANDRX GROUP	690	3,100	3,790	15	65	80
APRIA HEALTHCARE GROUP	1,040	2,300	3,340	34	76	110
BEVERLY ENTERPRISESNEW	1,850	4,800	6,650	17	53	70
BRUKER BIOSCIENCES	1,450	4,600	6,050	6	23	29
CENTENE	800	-	800	23	-	23
CLOSURE MED	300	1,100	1,400	6	-	6
COMMUNITY HEALTH SYS	922	4,400	5,322	26	77	103
CROSS CTRY HEALTHCARE	380	1,100	1,480	7	32	39
DAVITA	1,375	4,700	6,075	54	92	146
DYAX	550	1,700	2,250	4	12	16

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

FIRST HEALTH GROUP	2,190	3,800	5,990	41	71	112
FIVE STAR QUALITY CARE	-	2,300	2,300	-	19	19
GENESIS HEALTHCARE	720	750	1,470	25	26	51
GENTIVA HEALTH SVCS	400	1,650	2,050	7	-	7
HMS HLDGS	-	2,000	2,000	-	18	18
LCA VISIONPAR .001	450	1,800	2,250	11	35	46
MATRIA HEALTHCARENEW	-	1,100	1,100	-	43	43
NEUROGEN	-	2,300	2,300	-	22	22
NOVOSTE	-	900	900	-	2	2
NWH	-	900	900	-	13	13
OCA	900	3,500	4,400	6	24	30
ODYSSEY HEALTHCARE	387	2,500	2,887	5	34	39
PACIFICARE HEALTH SYSTEMS	1,252	3,700	4,952	71	209	280
PHC MASS CL A	-	3,100	3,100	-	4	4
RESMED	950	1,700	2,650	49	87	136
SCHEIN HENRY	600	2,000	2,600	42	139	181
SELECT MED OC	3,225	4,200	7,425	57	74	131
SONOSITE	350	1,200	1,550	12	-	12
SPECIALTY LABORATORIES	-	2,300	2,300	-	25	25
SURMODICS	350	1,200	1,550	11	37	48
THERAVANCE	-	2,200	2,200	-	39	39
TRIAD HOSPS	1,118	3,316	4,434	42	123	165
UROLOGIX	-	1,900	1,900	-	24	24
VENTIV HEALTH	400	-	400	8	23	31
VISTACARE, CL A	350	-	350	6	-	6
VITALWORKS	-	3,000	3,000	-	12	12
WEB MD	4,544	13,837	18,381	38	147	185
WEIGHT WATCHERS INTL	1,500	4,500	6,000	62	187	249
WELLCARE HEALTH PLANS	-	1,600	1,600	-	26	26
WELLCHOICE	1,150	3,500	4,650	62	179	241
WILSON GREAT BATCH TECH	350	1,200	1,550	9	-	9
ZYMOGENETICS	1,700	-	1,700	39	-	39

						3,191

HOSPITAL SUPPLIES/HOSP MANAGEMENT - 3.3%
ACCERISMUNICATIONS	-	900	900	-	1	1
ADVANCED MED OPTICS	620	1,500	2,120	26	38	64
ADVANCED NEUROMODULATION SYS	300	950	1,250	12	44	56

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

AIRGAS	1,350	3,300	4,650	36	87	123
ALIGN TECHNOLOGY	730	3,300	4,030	8	35	43
AMER HEALTHWAYS	400	-	400	13	31	44
AMERICAN MED SYS HLDGS C0M	500	1,400	1,900	21	72	93
ARRHYTHMIA RESH TECHNOLOGY	-	700	700	-	15	15
ARROW INTERNATIONAL	410	1,900	2,310	13	45	58
ASPECT MEDICAL SYSTEMS	450	-	450	11	58	69
AVANT IMMUNOTHERAPEUTICS	1,900	-	1,900	4	-	4
BECKMAN COULTER	892	2,700	3,592	60	181	241
BIO RAD LABORATORIES CLASS A	800	1,000	1,800	46	57	103
BIOLASE TECHNOLOGY	500	-	500	5	-	5
BIOSITE	400	800	1,200	25	49	74
BIOSPHERE MED	-	2,100	2,100	-	8	8
CANDELA	-	3,200	3,200	-	36	36
CEPHALON	610	2,300	2,910	31	117	148
CERUS	-	1,970	1,970	-	6	6
COHERENT	700	1,150	1,850	21	67	88
COMPREHENSIVE CAREPAR 0.01	-	3,500	3,500	-	4	4
CONMED	400	1,450	1,850	11	23	34
COOPER COSNEW	500	1,600	2,100	35	113	148
COVENTRY HEALTH CARE	1,304	3,750	5,054	69	199	268
CRYOLIFE	50	2,800	2,850	-	20	20
CTI MOLECULAR IMAGING	650	2,900	3,550	9	30	39
D + K HEALTHCARE RES	-	1,200	1,200	-	10	10
DATASCOPE	380	900	1,280	15	39	54
DENTSPLY INTL	1,100	3,500	4,600	62	130	192
DIAGNOSTIC PRODSSTK	250	1,000	1,250	14	55	69
DJ ORTHOPEDICS	490	1,600	2,090	10	48	58
EDWARDS LIFESCIENCES	1,350	2,800	4,150	56	116	172
ENVIROMENTAL TECTONICS	-	400	400	-	9	9
HAEMONETICS MASS	700	1,000	1,700	25	36	61
HANGER ORTHOPEDIC GROUPNEW	450	2,600	3,050	4	21	25
HEALTH NET	1,630	5,100	6,730	47	147	194
HILLENBRAND INDS	850	2,600	3,450	47	144	191
HOLOGICORPORATED	350	-	350	10	37	47
HOOPER HOLMES	1,350	4,800	6,150	8	28	36
ICU MEDICAL	200	1,000	1,200	5	27	32

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

II VI	300	1,000	1,300	13	-	13
INAMED	450	1,650	2,100	28	104	132
INTUITIVE SURGICALNEW	810	1,500	2,310	32	49	81
INVACARE	300	1,500	1,800	14	69	83
INVERNESS MED INNOVATIONS	460	1,200	1,660	12	36	48
KINETIC CONCEPTSNEW	950	2,800	3,750	72	214	286
KYPHON	400	1,500	1,900	10	45	55
LABONE	715	1,200	1,915	23	38	61
LANDAUER	-	600	600	-	27	27
LASERSCOPE	250	-	250	9	48	57
LIFEPOINT HOSPS	350	1,600	1,950	12	25	37
LINCARE HLDGS	1,455	4,200	5,655	62	107	169
LUMINEX DEL	700	2,000	2,700	6	29	35
MAGELLAN HEALTH SVCSNEW	800	1,600	2,400	27	55	82
MEDCATHORATION	350	-	350	9	22	31
MEDICAL ACTION IND	-	1,100	1,100	-	22	22
MEDQUIST	600	1,482	2,082	9	24	33
MEDWAVE	-	1,300	1,300	-	6	6
MENTOR MINN	460	1,800	2,260	16	48	64
MERIT MED SYS	560	1,565	2,125	9	38	47
MICROHELIX	-	3,300	3,300	-	2	2
MOLECULAR DEVICES	-	1,150	1,150	-	23	23
NATIONAL HEALTHCARE	777	900	1,677	27	32	59
NORTH AMERN SCIENTIFIC	-	1,800	1,800	-	10	10
OCULAR SCIENCES	350	1,100	1,450	17	-	17
OMNICARE	1,516	4,200	5,716	52	145	197
OMNICELL	620	1,600	2,220	7	24	31
OPTION CARE	1,319	1,650	2,969	23	28	51
ORASURE TECHNOLOGIES	1,175	2,800	3,975	8	19	27
OWENS + MINOR	900	1,700	2,600	25	48	73
PATTERSON COS	1,840	5,800	7,640	80	252	332
PEDIATRIX MED GROUP	300	1,000	1,300	19	66	85
PENWEST PHARMACEUTICALS CO	-	1,300	1,300	-	16	16
POINT THERAPEUTICS	-	3,300	3,300	-	18	18
POLYMEDICA	350	1,200	1,550	13	30	43
PRIORITY HEALTHCARE CL B	450	2,094	2,544	10	39	49
PROVINCE HEALTHCARE CO	1,750	2,000	3,750	39	45	84

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

PSS WORLD MED	2,650	2,500	5,150	33	31	64
PSYCHIATRIC SOLUTIONS	300	-	300	11	34	45
QMED	-	1,900	1,900	-	21	21
RADIOLOGIX	-	2,200	2,200	-	10	10
REHABCARE GROUP	300	1,300	1,600	8	36	44
RENAL CARE GROUP	977	3,300	4,277	35	119	154
RES CARE	600	1,900	2,500	9	20	29
RESPIRONICS	350	1,600	1,950	19	56	75
RITA MED SYS DEL	-	1,010	1,010	-	4	4
ROCHESTER MED	-	800	800	-	8	8
SIERRA HEALTH SVCS	550	1,300	1,850	30	80	110
SOLA INTL	610	1,100	1,710	17	25	42
SONIC INNOVATIONS	-	1,900	1,900	-	8	8
STAR SCIENTIFIC	-	3,400	3,400	-	17	17
STERIS	1,691	2,800	4,491	40	66	106
SUNRISE SENIOR LIVING	300	900	1,200	14	42	56
SYBRON DENTAL SPECIALTIES	650	1,900	2,550	23	67	90
SYMBION DE	-	1,600	1,600	-	35	35
SYNOVIS LIFE TECHNOLOGIES	-	700	700	-	8	8
THORATECNEW	950	2,202	3,152	10	25	35
TRIMEDYNE	-	3,000	3,000	-	13	13
TRIPATH IMAGING	750	-	750	7	-	7
UNIVERSAL HEALTH SVCS CL B	847	2,500	3,347	38	120	158
US PHYSICAL THERAPY	-	1,600	1,600	-	27	27
VCA ANTECH	1,000	3,400	4,400	20	70	90
VENTANA MED SYS	250	1,000	1,250	16	53	69
VENTAS	1,900	4,100	6,000	52	112	164
VIASYS HEALTHCARENEW	450	1,400	1,850	9	49	58
VISX	780	2,700	3,480	21	-	21
VITAL SIGNS	250	1,000	1,250	10	35	45
VIVUS	-	3,100	3,100	-	31	31
WRIGHT MED GROUP	400	1,100	1,500	12	40	52
ZOLL MED	200	800	1,000	7	23	30
ZYGO	420	1,800	2,220	6	-	6

						7,160

INDEPENDENT POWER PRODUCTION - 0.1%
AQUA AMER	2,375	3,951	6,326	58	97	155

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CALIFORNIA WATER SERVICE GRP	-	1,200	1,200	-	45	45
CONNECTICUT WTR SVC	-	850	850	-	23	23
PENNICHUCKNEW	-	200	200	-	5	5
PLUG PWR	1,000	4,700	5,700	6	-	6

						234

INFORMATION PROCESSING - 0.6%
ADAPTEC	3,250	4,400	7,650	25	33	58
CHOICEPOINT	1,233	3,524	4,757	57	162	219
DATALINK	-	1,600	1,600	-	5	5
DATARAMPAR 1	-	1,150	1,150	-	7	7
DUN + BRADSTREET DEL	1,000	3,200	4,200	60	191	251
EMULEXNEW	2,220	3,420	5,640	37	58	95
EXABYTE	-	3,900	3,900	-	2	2
FILENET	450	1,700	2,150	12	28	40
INTRADO	-	1,800	1,800	-	22	22
IOMEGANEW	-	4,560	4,560	-	25	25
SOURCE INTERLINK COSNEW	-	1,900	1,900	-	23	23
SOURCECORP	-	1,200	1,200	-	25	25
STORAGE TECHNOLOGYPAR USD0.10	1,550	4,900	6,450	49	155	204
TOTAL SYS SVCS	2,866	8,300	11,166	70	202	272
VIDEO DISPLAY	-	1,680	1,680	-	13	13

						1,261

INSURANCE - 3.8%
21ST CENTURY INS GROUP	1,150	2,900	4,050	16	63	79
ALFA	1,270	3,700	4,970	19	75	94
ALLMERICA FINL	520	2,300	2,820	17	44	61
AMERICAN FINL GROUP OHIO	1,340	2,700	4,040	42	85	127
AMERICAN NATL INS CO	390	950	1,340	41	99	140
AMERUS GROUP CO	750	1,700	2,450	34	77	111
ARCH CAP GROUP LTD SHS	410	1,500	1,910	16	62	78
ARGONAUT GROUP	400	1,600	2,000	8	34	42
ASSURANT	3,400	5,900	9,300	104	180	284
BALDWIN + LYONS CL B	300	1,175	1,475	8	31	39
BANCINSURANCE	-	2,310	2,310	-	17	17
BERKLEY W R	1,224	3,275	4,499	58	154	212
BRISTOL WEST HLDGS	350	1,700	2,050	7	30	37
BROWN + BROWN	1,003	2,700	3,703	44	118	162

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CAPITOL FED FINL	719	3,200	3,919	26	93	119
CERES GROUP	2,000	-	2,000	10	38	48
CITIZENS AMER CL A	-	4,050	4,050	-	26	26
CNA FINL	3,380	9,900	13,280	90	264	354
CNA SURETY	700	2,400	3,100	9	-	9
COMMERCE GROUP MASS	350	1,100	1,450	21	-	21
CONSECONEW	1,600	6,100	7,700	32	60	92
CORVEL	350	700	1,050	9	41	50
COTTON STS LIFE INS CO	-	2,100	2,100	-	42	42
CRAWFORD & CO CLASS B	750	-	750	6	-	6
DELPHI FINL GROUP	1,080	1,406	2,486	50	65	115
EMC INS GROUP	803	-	803	17	58	75
ERIE INDTY CO CL A	900	2,700	3,600	47	142	189
FBL FINL GROUP CL A	510	1,532	2,042	15	42	57
FIDELITY NATL FINL	2,261	7,250	9,511	103	331	434
FINANCIAL INDS	-	800	800	-	6	6
FIRST AMERICAN	1,810	3,600	5,410	64	127	191
FPIC INS GROUP	-	900	900	-	32	32
FREMONT GEN	1,600	3,500	5,100	40	88	128
GALLAGHER ARTHUR J + CO	1,260	4,100	5,360	41	133	174
GENWORTH FINLCL A	7,127	20,900	28,027	192	564	756
GREAT AMERICAN FINL RES	840	2,600	3,440	15	40	55
HARLEYSVILLE GROUP	810	1,100	1,910	19	46	65
HCC INS HLDGS	600	2,500	3,100	20	52	72
HILB ROGAL + HOBBS CO	960	1,300	2,260	35	47	82
HORACE MANN EDUCATORSNEW	810	2,100	2,910	15	47	62
KANSAS CITY LIFE INS CO	180	500	680	9	-	9
LANDAMERICA FINL GROUP	200	800	1,000	11	29	40
LIBERTY S C	250	800	1,050	11	52	63
MARKEL	143	460	603	52	167	219
MERCHANTS GROUP	-	600	600	-	14	14
MERCURY GEN	793	2,400	3,193	48	144	192
NATIONAL WESTERN LIFE	130	-	130	22	33	55
NATIONWIDE FINL SVCS CL A	1,300	2,400	3,700	50	92	142
NAVIGATORS GROUP	250	1,000	1,250	8	30	38
OHIO CAS	600	2,800	3,400	14	65	79
OLD REP INTL	2,550	7,225	9,775	65	183	248

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

PENN AMERICA GROUP	-	1,950	1,950	-	29	29
PHILADELPHIA CONS HLDG	300	900	1,200	20	24	44
PHOENIX COS	960	4,000	4,960	12	30	42
PICO HLDGSNEW	-	1,100	1,100	-	23	23
PMA CAP CL A	-	1,200	1,200	-	12	12
PMI GROUP	1,320	4,100	5,420	55	88	143
PRESIDENTIAL LIFE	500	2,200	2,700	8	37	45
PROASSURANCE	350	1,320	1,670	14	52	66
PROTECTIVE LIFE	1,011	3,000	4,011	43	125	168
RADIAN GROUP	1,300	4,008	5,308	69	213	282
REINSURANCE GROUP AMER	870	2,550	3,420	42	124	166
RLI	300	800	1,100	12	50	62
SAFETY INSURANCE GRP	1,015	-	1,015	32	113	145
SELECTIVE INS GROUP	600	1,300	1,900	27	58	85
STANCORP FINL GROUP	300	1,300	1,600	25	107	132
STANDARD MGMT	-	1,400	1,400	-	5	5
STATE AUTO FINL	870	1,800	2,670	22	49	71
STEWART INFORMATION SVCS	380	900	1,280	16	53	69
TRANSATLANTIC HLDGS	957	2,681	3,638	59	166	225
TRIAD GTY	250	600	850	15	36	51
U S I HLDGS	820	1,900	2,720	9	24	33
UICI	840	2,100	2,940	28	62	90
UNITED FIRE CAS CO	300	1,200	1,500	10	-	10
UNITRIN	950	2,900	3,850	43	68	111
UNIVERSAL AMERN FINL	1,040	2,800	3,840	16	43	59
VESTA INS GROUP	-	1,600	1,600	-	21	21
ZENITH NATL INS	390	700	1,090	20	45	65

						8,096

INTEG-PETROL-DOM - 0.4%
CAL DIVE INTL	550	1,700	2,250	22	34	56
ENBRIDGE ENERGY MGMT	156	-	156	8	-	8
HANOVERPRESSOR CO	1,100	3,800	4,900	16	63	79
HARVEST NATURAL RESOURCES	2,416	-	2,416	42	-	42
MURPHY OIL	1,230	4,060	5,290	99	327	426
PREMCOR	1,240	3,700	4,940	52	156	208

						819

INVESTMENT COMPANIES - STOCKS - 0.1%

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CHARTERMAC SH BEN INT	500	1,700	2,200	12	38	50
HERSHA HOSPITALITY TR PRIORITY CL A SHS BEN INT	-	2,000	2,000	-	23	23
NEWCASTLE INVT	1,200	1,400	2,600	38	137	175
PMCL TR SH BEN INT	-	1,688	1,688	-	26	26

						274

MACHINERY - 1.3%
AAONPAR 0.004	832	950	1,782	13	45	58
ACTUANT CL A	300	1,210	1,510	16	55	71
AGCO	1,450	3,600	5,050	32	91	123
APPLIED INDL TECHNOLOGIES	375	1,200	1,575	10	28	38
APTARGROUP	680	1,500	2,180	36	79	115
ASTEC INDS	600	1,800	2,400	10	-	10
ASYST TECHNOLOGIES	550	2,900	3,450	3	15	18
BRIGGS + STRATTON	800	1,600	2,400	33	67	100
BROOKS AUTOMATION	1,410	1,764	3,174	24	30	54
CAPSTONE TURBINE	200	5,800	6,000	-	11	11
CASCADE	250	-	250	10	-	10
COLUMBUS MCKINNON NY	-	1,200	1,200	-	10	10
CRANE CO	941	2,500	3,441	27	72	99
DONALDSON CO	800	3,600	4,400	26	119	145
DRIL QUIP	-	1,400	1,400	-	34	34
ESTERLINE TECHNOLOGIES	290	900	1,190	9	48	57
FMCNEW	400	1,500	1,900	19	26	45
GARDNER DENVER MACHINERY	300	-	300	11	29	40
GRACO	1,388	3,387	4,775	52	127	179
HELIX TECHNOLOGY	400	1,400	1,800	7	-	7
HURCO CO	-	2,300	2,300	-	38	38
HYPERCOM	920	4,400	5,320	5	26	31
IDEX	570	2,200	2,770	23	89	112
JLG INDS	550	1,800	2,350	11	37	48
KAYDON	470	1,300	1,770	16	31	47
KENNAMETAL	900	1,400	2,300	45	70	115
LINDSAY MFG CO	-	950	950	-	25	25
MANITOWOC	430	1,300	1,730	16	58	74
MATTSON TECHNOLOGY	1,030	2,913	3,943	12	51	63
MET PRO	-	933	933	-	12	12
MILACRON	-	4,600	4,600	-	16	16

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

NEWPORT	600	1,550	2,150	8	22	30
NN	-	1,600	1,600	-	21	21
NORDSON	410	1,600	2,010	16	56	72
OSI SYS	938	1,100	2,038	21	65	86
RCNORTION	1,600	-	1,600	-	-	-
REGAL BELOIT	400	1,200	1,600	11	40	51
ROPER INDS	613	1,600	2,213	37	97	134
SEMITOOL	-	2,600	2,600	-	24	24
SKYTERRAMUNICATIONS	-	2,000	2,000	-	54	54
STEWART + STEVENSON SVCS	400	1,100	1,500	8	22	30
TELEFLEX	1,030	1,700	2,730	53	166	219
TEREX	530	1,800	2,330	25	86	111
TIMKEN CO	1,000	3,500	4,500	26	91	117
TWIN DISC	-	900	900	-	15	15
WATTS WATER TECHNOLOGIES CL A	550	1,100	1,650	18	46	64

						2,833

MEDIA & COMMUNICATIONS - 4.6%
24 / 7 REAL MEDIANEW	-	2,520	2,520	-	11	11
ACMEMUNICATIONS	-	1,700	1,700	-	12	12
ADELPHIAMUN	400	-	400	-	-	-
ADVO	450	1,550	2,000	16	75	91
AMERICAN TOWER CL A	3,267	9,600	12,867	60	177	237
AVID TECHNOLOGY	310	1,500	1,810	19	54	73
BANTASTK	300	1,000	1,300	13	59	72
BELOSER A	1,280	5,000	6,280	34	131	165
CABLEVISION NY GROUP CLASS A CL A	4,499	12,960	17,459	112	324	436
CADMUSMUNICATIONSRTS CALLABLE THRU 2/13/99	-	1,500	1,500	-	19	19
CATALINA MARKETING	1,150	2,250	3,400	34	67	101
CATAPULTMUNICATIONS	-	800	800	-	19	19
CHARTERMUNICATIONS DELCL A	2,810	13,400	16,210	6	21	27
CITADEL BROADCASTING	2,750	5,500	8,250	44	89	133
CNET NETWORKS	4,720	7,471	12,191	53	84	137
COURIER	200	-	200	10	34	44
COVADMUNICATIONS GROUPCOM	1,900	13,362	15,262	4	29	33
COX RADIO CL A	650	1,400	2,050	11	33	44
CROWN CASTLE INTL	3,281	9,200	12,481	55	156	211
CROWN MEDIA HLDGS CL A	1,870	2,700	4,570	16	38	54

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CSG SYS INTL	900	2,600	3,500	17	42	59
CUMULUS MEDIA CL A	600	2,005	2,605	9	29	38
DAILY JOURNAL	-	600	600	-	22	22
DIGITAL GENERATION SYS	-	5,200	5,200	-	7	7
EMMISMUNICATIONS CL A	760	2,600	3,360	15	64	79
ENTERCOMMUNICATIONS	450	2,300	2,750	16	35	51
ENTRAVISIONCORP	1,000	3,844	4,844	8	32	40
FISHERMUNICATIONS	250	500	750	12	-	12
FOX ENTMT GROUP CL A	6,216	18,100	24,316	194	566	760
FRANKLIN COVEY CO	-	2,900	2,900	-	7	7
GAYLORD ENTMT CO	400	1,700	2,100	17	51	68
GETTY IMAGES	800	2,400	3,200	55	154	209
GREY GLOBAL GROUP	60	70	130	66	77	143
HARTE HANKS	900	3,550	4,450	23	92	115
HEARST ARGYLE TELEVISION	1,500	3,191	4,691	40	84	124
HOLLINGER INTERNATIONAL CL A	1,000	4,000	5,000	16	27	43
HOLLYWOOD MEDIA	-	1,300	1,300	-	6	6
INFOUSA	1,200	3,100	4,300	13	30	43
JOURNAL REGISTER CO	1,000	2,600	3,600	19	43	62
LAMAR ADVERTISING CO CL A	2,250	3,800	6,050	96	163	259
LEE ENTERPRISES	450	2,100	2,550	21	105	126
LIBERTY MEDIASER A	42,506	124,775	167,281	467	1,370	1,837
LIBERTY MEDIA INTLSER A	2,554	7,483	10,037	118	346	464
LIN TV CL A	640	1,500	2,140	12	44	56
LODGENET ENTMT	-	1,700	1,700	-	30	30
MCCLATCHY CO CL A	640	1,900	2,540	46	136	182
MEDIA GEN CL A	350	1,000	1,350	23	65	88
MEDIACOMMUNICATIONS CL A	2,700	4,600	7,300	17	37	54
MULTI COLOR	-	875	875	-	16	16
PAXSONMUNICATIONS	-	6,000	6,000	-	8	8
PEGASUSMUNICATIONS CL A	-	400	400	-	20	20
PENTON MEDIA	-	1,700	1,700	-	-	-
PLATO LEARNING	-	1,466	1,466	-	11	11
PLAYBOY ENTERPRISESCL B	600	2,000	2,600	7	29	36
PRICEMUNICATIONS	1,050	2,450	3,500	20	-	20
PRIMEDIA	3,700	9,236	12,936	14	35	49
PRIMUS TELECOMM GROUP	2,500	6,500	9,000	8	21	29

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

RADIO ONE CL A	1,750	4,400	6,150	28	71	99
REGENTMUNICATIONS DEL	1,250	3,100	4,350	7	22	29
RH DONNELLEYNEW	370	1,600	1,970	22	82	104
SAGAMUNICATIONS CL A	400	1,150	1,550	7	28	35
SALEMMUNICATIONS DEL CL A	250	1,400	1,650	6	20	26
SBS TECHNOLOGIES	-	1,300	1,300	-	18	18
SCHOLASTIC	250	1,600	1,850	9	24	33
SCRIPPS E W CO OH CL A	2,160	6,640	8,800	104	321	425
SINCLAIR BROADCAST GROUP CL A	1,510	2,700	4,210	14	25	39
SIRIUS SATELLITE RADIO	22,710	52,500	75,210	174	402	576
SPANISH BROADCASTING SYS CL A	750	2,500	3,250	8	26	34
TIVO	1,500	4,800	6,300	9	38	47
UNITEDGLOBALCOM CL A	5,649	16,100	21,749	55	59	114
VALASSISMUNICATIONS	1,600	2,300	3,900	56	81	137
WASHINGTON POST CO CL B	145	400	545	143	393	536
WESTWOOD ONE	2,080	4,100	6,180	56	110	166
XM SATELLITE RADIO HLDGS CL A	2,977	8,600	11,577	112	323	435
YOUNG BROADCASTING CL A	-	1,400	1,400	-	24	24
ZOMAX	-	800	800	-	4	4

						9,973

METALS - 0.8%
AK STL HLDG	2,240	5,844	8,084	32	110	142
AMCAST INDL	-	2,200	2,200	-	-	-
BELDEN CDT	400	2,875	3,275	9	34	43
CARPENTER TECHNOLOGY	400	1,000	1,400	23	58	81
CENTURY ALUM CO	430	2,200	2,630	11	28	39
ENCORE WIRE	375	2,200	2,575	5	29	34
GIBRALTAR INDS	375	1,950	2,325	9	-	9
HECLA MNG CO	1,250	6,500	7,750	7	24	31
INTERNATIONAL STL GROUP	1,370	4,000	5,370	56	162	218
LADISHPANYNEW	-	2,400	2,400	-	28	28
LIQUIDMETAL TECHNOLOGIES	2,655	-	2,655	6	18	24
LONE STAR TECHNOLOGIES	350	1,310	1,660	12	36	48
MATTHEWS INTL CL A	400	1,500	1,900	15	61	76
MUELLER INDS	500	1,500	2,000	16	-	16
NL INDSNEW	1,190	2,300	3,490	26	130	156
NS GROUP	-	2,000	2,000	-	56	56

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

OREGON STL MLS	-	2,000	2,000	-	41	41
QUANEX	340	900	1,240	23	62	85
RELIANCE STL + ALUM CO	350	1,300	1,650	14	51	65
RYERSON TULL	500	1,900	2,400	8	30	38
SCHNITZER STEEL INDS CL A	375	-	375	13	48	61
SHAW GROUP	750	2,400	3,150	13	42	55
STEEL DYNAMICS	532	2,200	2,732	20	89	109
STEEL TECHNOLOGIES	-	1,100	1,100	-	30	30
TITAN INTL ILL	-	1,600	1,600	-	24	24
UNIVERSAL STAINLESS + ALLOY PRCOM	-	2,900	2,900	-	46	46
USEC	1,750	4,200	5,950	17	-	17
WALTER INDS	800	2,400	3,200	27	81	108
WOLVERINE TUBE	-	1,700	1,700	-	22	22
WORTHINGTON INDS IN	-	3,700	3,700	-	-	-

						1,702

METALS & MINING - 0.1%
VARCO INTL DEL	1,950	4,311	6,261	57	126	183
W H ENERGY SVCS	-	1,400	1,400	-	21	21

						204

MINING - 0.7%
AMCOL INTERNATIONAL	450	-	450	9	24	33
ARCH COAL	1,400	2,400	3,800	50	85	135
BRINKS CO	1,650	2,449	4,099	65	97	162
CLEVELAND CLIFFS	200	600	800	21	35	56
COEUR D ALENE MINES IDAHOCOM	2,800	8,600	11,400	11	41	52
CONSOL ENERGY	1,308	4,200	5,508	54	186	240
GLAMIS GOLD LTD	1,903	5,300	7,203	33	91	124
MERIDIAN GOLD	1,444	4,200	5,644	27	80	107
NATURAL RESOURCE PART. LP	200	-	200	12	89	101
PENN VIRGINIA RESOURCE	500	-	500	26	103	129
ROYAL GOLD	350	1,700	2,050	6	35	41
SOUTHERN PERU COPPER	1,100	3,300	4,400	52	156	208
STILLWATER MNG CO	1,399	4,717	6,116	16	40	56
U S GOLDPAR 0.10	-	4,300	4,300	-	18	18
WESTMORELAND COAL CO	-	1,200	1,200	-	12	12

						1,474

MISC CONSUMER PRODUCTS - 2.3%

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

ACTION PERFORMANCE COS	-	1,800	1,800	-	20	20
ACUITY BRANDS	750	1,800	2,550	24	57	81
ADAMS RESOURCES + ENERGYNEW	-	2,300	2,300	-	41	41
AEROPOSTALE	555	2,550	3,105	16	60	76
AMERICAN GREETINGS CL A	750	3,000	3,750	19	93	112
APPLICA	-	1,300	1,300	-	8	8
ARCTIC CAT	380	1,057	1,437	10	30	40
BIG 5 SPORTING GOODS	300	1,500	1,800	9	28	37
BLOUNT INTL	2,277	-	2,277	40	-	40
BLYTH	850	2,000	2,850	25	59	84
BOYDS COLLECTION LTD	-	2,700	2,700	-	12	12
BRILLIAN	25	237	262	-	1	1
BROWN SHOE	280	1,100	1,380	8	33	41
BURKE MLS	-	3,800	3,800	-	5	5
COMMERCIAL METALS CO	400	1,100	1,500	20	28	48
COST PLUS CALIF	400	800	1,200	13	18	31
CREE	930	3,200	4,130	37	128	165
CROSS A T CO CL A	-	2,800	2,800	-	14	14
CSS INDUSTRIES	200	-	200	6	36	42
CULP	-	1,600	1,600	-	11	11
CUTTER + BUCK	-	1,500	1,500	-	22	22
DECKERS OUTDOOR	300	-	300	14	-	14
DEPARTMENT 56	1,045	1,400	2,445	17	42	59
DEVRY DEL	1,700	3,200	4,900	30	38	68
DIMON	-	1,900	1,900	-	13	13
EMERSON RADIONEW	-	2,700	2,700	-	11	11
ENERGIZER HLDGS	1,150	3,400	4,550	57	169	226
ENESCO GROUP	-	1,800	1,800	-	24	24
FORWARD INDS NYNEW	-	2,300	2,300	-	10	10
FOSSIL	1,050	3,087	4,137	27	79	106
GREIF CL A	350	1,100	1,450	20	83	103
GRIFFON	700	1,100	1,800	19	27	46
GUARDIAN TECHNOLOGIES INTLCOM PAR 0.005	-	1,500	1,500	-	7	7
GUESS	860	2,100	2,960	11	32	43
HNI	580	2,400	2,980	25	103	128
JARDEN	440	1,250	1,690	19	39	58
JOHNSON OUTDOORS CL A	-	700	700	-	14	14

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

K2	770	1,800	2,570	12	56	68
KATY INDS	-	1,700	1,700	-	9	9
KELLWOOD CO	650	1,200	1,850	22	-	22
KRISPY KREME DOUGHNUTS	610	2,400	3,010	8	30	38
LAZARE KAPLAN INTL	-	1,600	1,600	-	15	15
LIBBEY	300	900	1,200	7	19	26
MADDEN STEVEN LTD	-	1,200	1,200	-	23	23
MARTHA STEWART LIVING CL A	-	2,100	2,100	-	61	61
MARVEL ENTERPRISES	2,615	4,199	6,814	54	152	206
MOHAWK INDS	900	2,954	3,854	82	270	352
MOVIE STAR	-	2,500	2,500	-	3	3
NASH FINCH CO	-	700	700	-	26	26
NATIONAL PRESTO INDS	200	-	200	9	30	39
OAKLEY	1,500	3,400	4,900	19	40	59
OMNOVA SOLUTIONS	-	4,300	4,300	-	24	24
ONEIDA LTD	-	500	500	-	2	2
ORBIT INTLNEW	-	1,000	1,000	-	11	11
OSCIENT PHARMACEUTICALS	1,500	4,800	6,300	5	18	23
OSHKOSH B GOSH CL A	300	1,100	1,400	6	26	32
OXFORD INDUSTRIES	270	-	270	11	35	46
PARK OH HLDGS	-	1,900	1,900	-	49	49
PHILLIPS VAN HEUSEN	400	1,300	1,700	11	34	45
PLAYTEX PRODS	1,520	3,800	5,320	12	32	44
PULITZER	180	500	680	12	56	68
QUAKER FABRIC	-	1,900	1,900	-	11	11
QUIKSILVER	1,200	2,700	3,900	36	80	116
ROLLINS	500	1,950	2,450	13	34	47
RUDDICK	1,100	2,200	3,300	24	48	72
RUSS BERRIE + CO	300	1,100	1,400	7	-	7
RUSSELL	600	1,400	2,000	12	37	49
SAMSONITEORATION	5,900	-	5,900	5	-	5
SAUCONY CL B	-	1,200	1,200	-	33	33
SERVICE INTL	3,300	12,600	15,900	25	94	119
SHUFFLE MASTER	390	1,499	1,889	18	71	89
SKECHERS FOOT WEAR	600	-	600	8	-	8
SOTHEBYS HLDGS CL A	700	2,300	3,000	13	37	50
SPARTECHNEW	740	1,200	1,940	20	83	103

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

STEWART ENTERPRISES CL A	1,660	4,000	5,660	12	44	56
STRIDE RITE	1,250	2,800	4,050	14	31	45
SUPERIOR UNIFORM GROUP	-	1,200	1,200	-	18	18
TANDY BRANDS ACCESSORIES	-	1,400	1,400	-	21	21
TARRANT APPAREL GROUP	-	2,400	2,400	-	6	6
TEMPUR PEDIC INTL	2,750	4,100	6,850	58	87	145
THOMAS NELSON.	350	-	350	8	-	8
TIMBERLAND CO CL A	350	1,600	1,950	22	49	71
TRACTOR SUPPLY CO	1,110	1,800	2,910	41	67	108
TRANS LUX	-	1,300	1,300	-	10	10
TRIARC COS CL B SER 1	640	2,900	3,540	8	36	44
UNIFI	-	6,200	6,200	-	25	25
UNIVERSAL VA	340	1,100	1,440	16	61	77
VECTOR GROUP LTD	682	2,110	2,792	11	38	49
VIADNEW	402	1,475	1,877	11	57	68
WEYCO GROUP	-	500	500	-	10	10
WMS INDUSTRIES	530	1,300	1,830	19	85	104
WOLVERINE WORLD WIDE	700	1,800	2,500	22	57	79
YANKEE CANDLE	1,600	2,200	3,800	54	161	215

						5,020

MISCELLANEOUS - 2.9%
ABIGAIL ADAMS NATL BANCORPCOM	-	220	220	-	4	4
ACCREDITED HOME LENDERS	430	-	430	21	108	129
AEHR TEST SYS	-	1,600	1,600	-	7	7
AEROGENNEW	-	3,900	3,900	-	8	8
ALDERWOODS GROUP,.	600	-	600	7	-	7
AMERICAN ACCESS TECHNOLOGIES	-	2,400	2,400	-	5	5
AMERICAN BIO MEDIA	-	3,000	3,000	-	3	3
AMERIVEST PPTYS DEL	-	3,000	3,000	-	19	19
APPLIED FILMS	440	-	440	9	46	55
AQUANTIVE	800	4,300	5,100	7	22	29
BANK OF THE OZARKS	300	-	300	10	31	41
BLUEFLY	-	700	700	-	2	2
BNCCORP	-	300	300	-	5	5
BROOKFIELD HOMES	800	1,200	2,000	27	41	68
BWC FINL CDT	-	1,127	1,127	-	25	25
CAMDEN NATL	-	900	900	-	35	35

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

CAPITAL CROSSING BK	-	1,000	1,000	-	32	32
CARTER’S	500	-	500	17	42	59
CENTER BANCORP	-	970	970	-	13	13
CENTRAL EURO DISTRIBUTION	300	-	300	9	26	35
CEPHEID	800	2,900	3,700	8	29	37
CHANNELLL	-	1,700	1,700	-	14	14
CHASE	-	1,000	1,000	-	16	16
CITIZENS FIRST BANCORP	703	-	703	17	49	66
CODORUS VY BANCORP	-	420	420	-	8	8
COGENT	1,136	3,500	4,636	37	116	153
COMMUNITY BK SHS IND	-	1,210	1,210	-	26	26
CROSS TIMBERS RLTY TR	5	953	958	-	38	38
D + EMUNICATIONS	-	2,009	2,009	-	24	24
DADE BEHRING HLDGS	400	1,700	2,100	22	46	68
DICKS SPORTING GOODS OC	400	1,400	1,800	14	49	63
DIRECTV GROUP	20,157	58,979	79,136	337	987	1,324
DORCHESTER MINERALS LP	400	-	400	10	34	44
ENCORE CAP GROUP	500	2,100	2,600	12	44	56
ENDWAVENEW	-	600	600	-	40	40
ENGLOBAL	-	2,000	2,000	-	15	15
ENPRO INDS	350	1,800	2,150	10	36	46
ENTERPRISE PRODS PARTNERS L PUNIT	5,266	15,300	20,566	136	396	532
EQUINIX	360	-	360	15	44	59
EVCI CAREER COLLEGES	-	1,600	1,600	-	4	4
FAMOUS DAVES AMER	-	3,000	3,000	-	38	38
FINDWHAT.COM	350	-	350	6	30	36
FIRST CMNTY BANCORP CALIF	350	600	950	15	59	74
FIRST FED BANCSHARES ARK	-	1,500	1,500	-	33	33
FIRST M+F	-	500	500	-	17	17
FRISCHS RESTAURANTS	-	800	800	-	19	19
GENERAL MARITIME SHS	590	1,700	2,290	24	68	92
GMX RES	-	2,300	2,300	-	16	16
GREATER CMNTY BANCORP	-	1,050	1,050	-	17	17
HANMI FINANCIAL	300	-	300	11	-	11
HUGOTON RTY TR TX UNIT BEN INT	500	2,000	2,500	13	42	55
INFINITY PPTY + CAS	400	1,100	1,500	14	39	53
INNOTRAC	-	2,300	2,300	-	20	20

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

INTELLI CHECK	-	400	400	-	2	2
INTERCHANGE FINL SVCS	300	1,200	1,500	8	31	39
INTROGEN THERAPEUTICS	-	2,600	2,600	-	22	22
JOURNALMUNICATIONS	2,100	3,600	5,700	38	44	82
KENEB SERVICES LLC	-	900	900	-	39	39
KENSEY NASH	200	900	1,100	7	23	30
KINDER MORGAN MGMT LLC SHS	1,035	2,030	3,065	42	83	125
KINDRED HEALTHCARE	500	1,414	1,914	15	44	59
KVH INDS	-	1,200	1,200	-	12	12
LOGANSPORT FINL	-	800	800	-	14	14
MAGELLAN MIDSTREAM PARTNERS LPCOM UNIT REPSTG LTD PARTNR INT	250	1,000	1,250	15	55	70
MARINE PRODUCTS	400	-	400	10	26	36
MARINEMAX	460	800	1,260	14	24	38
MARKWEST HYDROCARBON	-	2,585	2,585	-	45	45
MARSH SUPERMARKETS CL B	-	1,500	1,500	-	18	18
MATRIX BANCORP	-	1,300	1,300	-	16	16
MEDIABAY	-	3,800	3,800	-	6	6
MERGE TECHNOLOGIES	-	700	700	-	16	16
MIDSOUTH BANCORP	-	1,237	1,237	-	33	33
MOBILITY ELECTRONICS	-	2,300	2,300	-	20	20
MONOLITHIC SYS TECHNOLOGY	-	2,600	2,600	-	16	16
NARA BANCORP,.	700	-	700	15	47	62
NEWALLIANCE BANCSHARES	1,350	4,900	6,250	21	25	46
NOBLE INTL LTD	-	1,000	1,000	-	20	20
NORTHWEST PIPE CO	-	1,400	1,400	-	35	35
NOVASTAR FINL	250	1,800	2,050	12	17	29
NVEMON	-	300	300	-	8	8
ODYSSEY RE HLDGS	1,900	3,000	4,900	48	76	124
OMNIVISION TECHNOLOGIES	1,530	2,600	4,130	28	48	76
ORYX TECHNOLOGY	-	2,100	2,100	-	5	5
OVERLAND STORAGE	732	1,000	1,732	12	50	62
OYO GEOSPACE	-	800	800	-	15	15
PANTRY	-	900	900	-	27	27
PEAPACK GLADSTONE FIN	550	-	550	17	32	49
PEETS COFFEE AND TEA	-	1,100	1,100	-	29	29
PEOPLES HLDG CO	535	600	1,135	18	20	38
PETROHAWK ENERGY	-	1,350	1,350	-	12	12

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

PIONEER RAILCORP	-	2,700	2,700	-	8	8
PLAINS ALL AMERN PIPELINE L P UNIT LTD PARTNERSHIP INT	950	2,400	3,350	36	91	127
PRINCETON REVIEW	-	2,800	2,800	-	17	17
PROVIDENT FINACIAL SERVICES	633	3,400	4,033	12	39	51
RAIT INVT TR	420	1,400	1,820	12	27	39
ROCKFORD	-	2,600	2,600	-	5	5
SALIX PHARMACEUTICALS LTD	825	1,950	2,775	15	72	87
SERACARE LIFE SCIENCES	-	900	900	-	13	13
SFBC INTL	300	1,200	1,500	12	28	40
SHELBOURNE II LIQ TRUST	200	-	200	3	-	3
SHELBOURNE PPTYS II	-	200	200	-	1	1
SPACEHAB	-	5,700	5,700	-	12	12
SPECTRASITE	713	2,200	2,913	41	127	168
SPORTS AUTH	250	1,196	1,446	6	31	37
STATS CHIPPAC LTD SPONSORED ADR	-	4,437	4,437	-	27	27
STEELCLOUD	-	1,800	1,800	-	3	3
SUN BANCORPORPORATED	350	-	350	9	45	54
TASER INTL	760	2,400	3,160	24	76	100
TC PIPELINES LP UNITLTD PARNERSHIP INT	330	1,000	1,330	12	22	34
TERRA NITROGEN CO L PUNIT	-	2,800	2,800	-	62	62
TORCH OFFSHORE	-	2,500	2,500	-	4	4
TRANSNATIONAL FINL NETWORKCOM	-	3,400	3,400	-	2	2
TRIZEC PPTYS	2,212	6,300	8,512	42	119	161
UNION CMNTY BANCORP	-	900	900	-	50	50
UNITED SURGICAL PARTNERS	500	1,200	1,700	21	45	66
USANA HEALTH SCIENCES	250	-	250	9	29	38
VALERO LP	280	-	280	17	80	97
VERISITY LTD SHS	-	1,100	1,100	-	6	6
WASHINGTON SVGS BK F S B	-	1,300	1,300	-	9	9

						6,391

MISCELLANEOUS BUSINESS SERVICES - 4.2%
4 KIDS ENTERTAINMENT	350	1,100	1,450	7	29	36
AARON RENTS CL A	-	1,575	1,575	-	36	36
AARON RENTS CL B	915	1,875	2,790	23	47	70
ABLEST	-	1,700	1,700	-	13	13
ABM INDS	1,550	1,900	3,450	31	37	68
ACXIOM	800	4,100	4,900	21	93	114

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

ADMINISTAFF	450	1,100	1,550	6	19	25
ALBANY MOLECULAR RESH	810	2,300	3,110	9	-	9
ALLIED DEFENSE GROUP	-	600	600	-	13	13
AMERICAN LOCKER GROUP	-	1,300	1,300	-	19	19
AMTECH SYSPAR .01	-	1,600	1,600	-	7	7
ANSWERTHINK CDT	-	3,400	3,400	-	16	16
ARAMARK CL B	2,718	7,600	10,318	72	201	273
ARBITRON	420	1,600	2,020	16	58	74
AVALON CORRECTIONAL SVCS	-	2,300	2,300	-	6	6
BEARINGPOINT	3,792	8,700	12,492	30	119	149
BLOCKBUSTER CL A	800	7,700	8,500	8	73	81
BOWNE + CO	750	2,200	2,950	12	42	54
BRIGHT HORIZONS FAMILY SOLUT	260	600	860	17	48	65
C D I	400	700	1,100	9	15	24
CACI INTL CL A	300	1,400	1,700	20	97	117
CALIFORNIA FIRST NATL BANCORP	-	500	500	-	6	6
CARRIAGE SVCS CL A	-	1,600	1,600	-	8	8
CENVEO	2,200	3,500	5,700	7	38	45
CERIDIAN	1,650	6,500	8,150	30	125	155
CERTEGY	900	3,100	4,000	32	129	161
CHARLES + COLVARD LTD	-	700	700	-	7	7
CHARLES RIVER ASSOCIATES	150	-	150	7	33	40
CHECKFREE	1,012	3,800	4,812	39	145	184
CMG INFORMATION SVCS	12,250	17,668	29,918	31	45	76
COMMSCOPE	700	2,500	3,200	13	26	39
CONSOLIDATED GRAPHICS	200	800	1,000	9	21	30
COPART	1,550	3,850	5,400	41	101	142
CORNELLPANIES	-	400	400	-	6	6
CORPORATE EXECUTIVE BRD CO	600	1,700	2,300	40	114	154
CORRECTIONS AMERNEW	400	1,767	2,167	16	42	58
DELUXE	728	2,100	2,828	27	78	105
DEX MEDIA	2,100	6,200	8,300	52	155	207
DIAMONDCLUSTER INTL	-	3,650	3,650	-	52	52
DIEBOLD	990	2,800	3,790	55	163	218
DIGIMARC	-	1,100	1,100	-	10	10
DOUBLECLICK	1,310	6,192	7,502	10	53	63
ECLIPSYS	600	1,800	2,400	12	39	51

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

ECOLOGY + ENVIRONMENT CL A	-	1,900	1,900	-	12	12
EDGEWATER TECHNOLOGY	-	3,967	3,967	-	29	29
ELECTRO RENT	-	1,700	1,700	-	3	3
ELECTRONIC CLEARING HOUSEPAR 0.01NEW	-	1,200	1,200	-	11	11
ENCOMPASS SERVICES	1,000	-	1,000	-	7	7
ENNIS	1,057	1,400	2,457	20	40	60
EPLUS	-	300	300	-	15	15
ERESEARCHTECHNOLOGY	630	2,250	2,880	10	-	10
EXODUSM	550	-	550	-	-	-
FAIR ISAACORATION	1,480	3,005	4,485	54	64	118
FASTENAL CO	1,050	3,100	4,150	65	191	256
FIND SVPNEW	-	3,000	3,000	-	5	5
FIRST CONSULTING GROUP	-	2,700	2,700	-	16	16
FLOWSERVE	960	2,500	3,460	26	43	69
FORRESTER RESH	400	1,900	2,300	7	63	70
FTI CONSULTING	1,045	1,450	2,495	22	53	75
G + K SERVICES CL A	1,570	800	2,370	68	35	103
GABELLI ASSET MGMT CL A	150	1,300	1,450	7	28	35
GATX	1,700	1,600	3,300	50	47	97
GENERAL BINDING	-	1,300	1,300	-	17	17
GEVITY HR	660	-	660	14	-	14
GLOBAL PMTS	1,100	1,780	2,880	64	104	168
GTECH HLDGS	1,320	4,800	6,120	34	125	159
HARLAND JOHN H CO	630	900	1,530	23	32	55
HEIDRICK + STRUGGLES INTL	558	800	1,358	19	-	19
HEWITT ASSOCS CLASS A	1,550	4,940	6,490	50	158	208
HUGHES SUPPLY	1,600	2,200	3,800	52	71	123
ICT GROUP	-	1,900	1,900	-	18	18
INSITUFORM TECHNOLOGIES CL A	450	900	1,350	10	23	33
INSURANCE AUTO AUCTIONS	-	300	300	-	7	7
IRON MTN PA	1,882	5,470	7,352	57	167	224
JACKSON HEWITT TAX SVC	-	7,000	7,000	-	177	177
JACUZZI BRANDS	900	3,200	4,100	8	28	36
KELLY SVCS CL A	320	1,500	1,820	10	40	50
KFORCE	-	3,056	3,056	-	34	34
KORN / FERRY INTLNEW	700	2,100	2,800	15	45	60
LABOR READYNEW	500	2,200	2,700	8	37	45

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

LECG	450	-	450	8	-	8
LOOKSMART LTD	-	11,500	11,500	-	25	25
MANAGEMENT NETWORK GROUP	-	100	100	-	-	-
MANNING GREG AUCTIONS	-	2,300	2,300	-	28	28
MANPOWER WIS	1,312	3,664	4,976	63	177	240
MAXIMUS	300	1,200	1,500	9	-	9
MCGRATH RENTCORP	200	400	600	9	37	46
MEDICAL STAFFING NETWORK HLDGSCOM	-	1,300	1,300	-	11	11
MILLER HERMAN	1,450	3,400	4,850	40	94	134
MINE SAFETY APPLIANCES CO	900	1,800	2,700	46	91	137
MPS GROUP	3,440	3,600	7,040	42	44	86
NAUTILUS GROUP	500	1,337	1,837	12	61	73
NAVIGANT CONSULTING CO.	600	-	600	16	67	83
NCO GROUP	1,118	1,708	2,826	29	79	108
NEOFORMANEW	-	1,200	1,200	-	9	9
ON ASSIGNMENT	550	3,200	3,750	3	17	20
PAXAR	860	1,800	2,660	19	68	87
PEROT SYS CDT CL A	1,570	5,400	6,970	25	87	112
POSSIS MED	250	1,300	1,550	3	18	21
POWER INTEGRATIONS	600	1,600	2,200	12	23	35
PRE PAID LEGAL SVCS	400	1,100	1,500	15	39	54
PRG SHULTZ INTL	-	4,850	4,850	-	24	24
QUANTA SERVICES	3,750	5,200	8,950	30	72	102
RENT WAY	600	2,000	2,600	5	16	21
REPUBLIC SVCS	2,150	6,700	8,850	72	225	297
RESOURCES CONNECTION	450	1,200	1,650	24	65	89
RPM INTL	2,300	4,700	7,000	45	92	137
SERVICE MASTERPANY	8,000	12,350	20,350	110	170	280
SILGAN HLDGS	230	1,100	1,330	14	67	81
SPHERION	1,280	2,700	3,980	11	39	50
SRA INTL CL A	330	1,100	1,430	21	74	95
STAMPS.COM	1,494	-	1,494	24	-	24
STANDARD REGISTER	-	800	800	-	11	11
STARTEK	200	1,100	1,300	6	17	23
STERICYCLE	450	1,600	2,050	21	40	61
STRAYER ED	200	450	650	22	100	122
SYMYX TECHNOLOGIES	400	1,350	1,750	12	43	55

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

TETRA TECH	950	2,400	3,350	16	51	67
TIER TECHNOLOGIES CL B	-	600	600	-	6	6
UNIFIRST	-	900	900	-	29	29
URS	500	1,900	2,400	16	64	80
VOLT INFORMATION SCIENCES	300	1,000	1,300	9	-	9
WATSON WYATT + CO HLDGS CL A	650	1,600	2,250	18	35	53
WEATHERFORD INTL LTDMON STOCK	1,740	5,490	7,230	89	282	371
WEST PHARMACEUTICAL SVCS	680	1,400	2,080	17	72	89

						9,026

MISCELLANEOUS CONSUMER DURABLES - 1.0%
ADESA	848	5,000	5,848	18	106	124
ETHAN ALLEN INTERIORS	700	1,500	2,200	28	60	88
FLEXSTEEL INDS	-	900	900	-	16	16
FURNITURE BRANDS INTL	630	2,300	2,930	16	55	71
GENCORP	1,110	2,800	3,910	21	36	57
HARMAN INTL INDS	959	2,740	3,699	122	348	470
HELEN OF TROY LTDNEW	650	900	1,550	22	41	63
IMATION	430	1,400	1,830	14	45	59
KNAPE + VOGT MFG CO	-	1,400	1,400	-	18	18
LA Z BOY	650	2,600	3,250	10	35	45
LANCASTER COLONY	700	1,600	2,300	30	105	135
MOVADO GROUP	500	1,600	2,100	9	-	9
MYKROLIS	900	2,400	3,300	13	68	81
POLO RALPH LAUREN CL A	1,400	4,000	5,400	60	170	230
RAYOVAC	500	1,400	1,900	15	54	69
SCOTTS CO CL A	750	1,200	1,950	55	156	211
STANLEY FURNITURENEW	-	600	600	-	27	27
TORO CO	240	1,100	1,340	20	67	87
VALHI	1,050	5,000	6,050	17	35	52
VALSPAR	700	2,200	2,900	35	110	145
X RITE	-	1,700	1,700	-	16	16
YORK INTL	800	1,800	2,600	29	97	126

						2,199

MISCELLANEOUS ENERGY - 0.2%
MASSEY ENERGY	1,105	3,700	4,805	39	129	168
NEWPOWER HOLDINGS.	1,050	-	1,050	-	-	-
PEABODY ENERGY	894	2,700	3,594	72	218	290

						458

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

MISCELLANEOUS MATERIALS - 0.3%
AMERON INTL	-	700	700	-	27	27
BARNES GROUP	300	1,000	1,300	8	27	35
CROWN HLDGS	2,650	8,200	10,850	36	113	149
DEEP WELL OIL & GAS	762	-	762	1	-	1
ENERGY CONVERSION DEVICES	-	1,800	1,800	-	10	10
FOAMEX INTL	-	1,700	1,700	-	6	6
HEXCEL	700	3,000	3,700	10	33	43
KFXORPORATED	3,598	-	3,598	52	-	52
NANOPHASE TECHNOLOGIES	-	2,300	2,300	-	20	20
OIL DRI AMER	-	1,800	1,800	-	33	33
OWENS ILLNEW	2,172	6,200	8,372	49	140	189
PENN VA	420	800	1,220	17	40	57
SELECTFORT OC CAP STK	900	2,000	2,900	16	50	66
TREDEGAR INDS	500	1,900	2,400	10	24	34
VALMONT INDS	-	1,400	1,400	-	27	27

						749

OFFICE AUTOMATION - 0.1%
CAPTIVA SOFTWARE DEL	-	500	500	-	5	5
COMPUTER NETWORK TECHNOLOGY	-	1,900	1,900	-	13	13
IMAGISTICS INTL	170	900	1,070	6	29	35
STEELCASE CL A	2,159	5,800	7,959	30	51	81
TECHNITROL	450	1,600	2,050	8	29	37

						171

PAPER & PAPER PRODUCTS - 0.7%
ALBANY INTL CLASS A	340	1,710	2,050	12	22	34
BADGER PAPER MLS	-	1,900	1,900	-	8	8
BOWATER	550	2,300	2,850	24	101	125
BUCKEYE TECHNOLOGIES	700	2,600	3,300	9	22	31
CARAUSTAR INDS	550	1,300	1,850	9	22	31
CHESAPEAKE	460	600	1,060	12	19	31
FIBERMARK	-	1,800	1,800	-	-	-
GLATFELTER	800	1,800	2,600	12	-	12
GRAPHIC PACKAGING DEL	2,050	8,400	10,450	15	45	60
PACKAGING AMER	1,555	4,700	6,255	37	111	148
PENTAIR	1,460	4,200	5,660	64	183	247

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

ROCK TENN COCL A	890	1,800	2,690	13	26	39
SCHWEITZER MAUDUIT INTL	230	1,100	1,330	8	37	45
SMURFIT STONE CONTAINER	3,693	10,800	14,493	69	202	271
SONOCO PRODS CO	1,427	4,360	5,787	42	129	171
ST JOE CO	1,070	3,300	4,370	69	212	281
WAUSAU MOSINEE PAPER	900	2,300	3,200	16	41	57

						1,591

PHARMACEUTICALS - 4.1%
ABAXIS	400	-	400	6	28	34
ABIOMED	-	3,400	3,400	-	53	53
ALLOS THERAPEUTICS	-	300	300	-	1	1
ALPHARMA CL A	700	2,600	3,300	12	25	37
AMERICAN PHARMACEUTICAL PART	1,550	3,000	4,550	58	112	170
AMERICAN SCIENCE + ENGR	-	700	700	-	29	29
AMYLIN PHARMACEUTICALS	2,163	4,100	6,263	51	96	147
ANTIGENICS DEL	900	2,400	3,300	9	-	9
APHTON	-	3,600	3,600	-	11	11
ARENA PHARMACEUTICALS	-	2,500	2,500	-	17	17
ATHEROGENICS	1,000	1,800	2,800	24	42	66
BARR PHARMACEUTICALS	1,519	4,325	5,844	69	197	266
BENTLEY PHARMACEUTICALS	1,172	-	1,172	13	41	54
BIOCRYST PHARMACEUTICALS	-	1,800	1,800	-	10	10
BIOMARIN PHARMACEUTICAL	1,590	3,800	5,390	10	41	51
BIOPURE CL A	-	4,700	4,700	-	3	3
BIOSOURCE INTL	-	2,400	2,400	-	17	17
BONE CARE INTL	350	1,100	1,450	10	-	10
BRADLEY PHARMACEUTICALS	-	1,100	1,100	-	21	21
CELGENE	2,240	7,000	9,240	59	186	245
CELLEGY PHARMACEUTICALS	-	2,400	2,400	-	7	7
COLUMBIA LABSSTK	-	3,400	3,400	-	9	9
CYBEROPTICS	-	1,150	1,150	-	17	17
CYOTGEN	175	-	175	2	-	2
EMISPHERE TECHNOLOGIES	-	1,900	1,900	-	10	10
ENDO PHARMACEUTICALS HLDGS	1,919	5,700	7,619	40	120	160
ENZON PHARMACEUTICALS	1,290	2,070	3,360	18	28	46
EON LABS	1,292	4,000	5,292	35	108	143
EPIX PHARMACEUTICALS	300	1,500	1,800	5	27	32

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

EXACTECH	-	900	900	-	16	16
EYETECH PHARMACEUTICALS	606	2,000	2,606	28	91	119
FIRST HORIZON PHARMACEUTICAL	810	1,800	2,610	19	30	49
GEN PROBE	1,320	2,200	3,520	60	99	159
GENAERA	-	5,200	5,200	-	18	18
GENENTECH	15,282	44,540	59,822	832	2,425	3,257
GENTA	770	-	770	1	11	12
GENZYMEGEN DIV	257	936	1,193	15	59	74
GERON	850	-	850	7	41	48
ICOS	1,909	2,700	4,609	54	163	217
IDENIX PHARMACEUTICALS	-	2,400	2,400	-	41	41
IDEXX LABS	500	1,400	1,900	27	76	103
IMCLONE SYS	1,200	3,343	4,543	55	171	226
IMMUCOR	562	4,050	4,612	13	35	48
IMMUNE RESPONSE DELNEW	-	2,900	2,900	-	5	5
IMMUNOMEDICS	-	4,800	4,800	-	15	15
IMPAX LABORATORIES	600	2,300	2,900	10	20	30
INCYTE	1,760	4,400	6,160	18	44	62
INDEVUS PHARMACEUTICALS	-	3,400	3,400	-	20	20
INKINE PHARMACEUTICAL	-	4,400	4,400	-	24	24
INSPIRE PHAMACEUTICAL	450	1,600	2,050	8	27	35
ISIS PHARMACEUTICALS	1,980	-	1,980	12	58	70
K V PHARMACEUTICALPANY CL A	480	2,150	2,630	11	43	54
KOS PHARMACEUTICALSINC	850	1,700	2,550	32	119	151
LIFECORE BIOMEDICAL	-	1,700	1,700	-	19	19
MAXIM PHARMACEUTICAL	300	-	300	1	13	14
MAXWELL TECHNOLOGIES	-	800	800	-	8	8
MEDICINES CO	1,190	1,900	3,090	34	55	89
MERIDIAN BIOSCIENCE	-	1,500	1,500	-	26	26
MGI PHARMA	1,840	3,000	4,840	52	84	136
MIM	-	2,600	2,600	-	17	17
NABI BIOPHARMACEUTICALS	750	-	750	11	22	33
NEIGHBORCARE	1,390	1,700	3,090	43	102	145
NEORX	-	2,500	2,500	-	5	5
NOVEN PHARMACEUTICALS	1,453	1,600	3,053	25	27	52
NPS PHARMACEUTICALS	950	1,900	2,850	17	54	71
ONYX PHARMACEUTICALS	550	1,400	1,950	18	45	63

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

OSI PHARMACEUTICALS	722	1,600	2,322	54	188	242
PAIN THERAPEUTICS	-	2,900	2,900	-	21	21
PAR PHARMACEUTICAL COS	350	1,700	2,050	14	70	84
PAREXEL INTL	690	1,800	2,490	14	37	51
PDI	250	1,150	1,400	6	-	6
PERRIGO CO	650	3,000	3,650	11	-	11
PHARMACEUTICAL PROD DEV	1,500	2,600	4,100	62	185	247
PHARMACOPEIA DRUG DISCOVERYOM	305	2,100	2,405	2	13	15
PHARMACYCLICS	-	2,600	2,600	-	27	27
PHARMION	300	1,300	1,600	13	43	56
PHARMOS	1,950	-	1,950	3	-	3
PHOTON DYNAMICS	250	-	250	6	29	35
PRAECIS PHARM	1,675	-	1,675	3	-	3
PROGENICS PHAARMACEUTICALSCOM	-	1,400	1,400	-	24	24
PROTEIN DESIGN LABS	2,760	3,900	6,660	57	81	138
REGENERON PHARMACEUTICALS	1,450	3,300	4,750	13	51	64
RESEARCH FRONTIERS	-	1,900	1,900	-	12	12
RIGEL PHARMACEUTICALSNEW	300	900	1,200	7	-	7
SANTARUS	500	-	500	5	-	5
SAVIENT PHARMACEUTICALS	-	4,700	4,700	-	13	13
SEPRACOR	1,275	3,800	5,075	76	226	302
SIRNA THERAPEUTICS	1,806	3,300	5,106	6	31	37
TANOX	550	1,700	2,250	8	26	34
THERAGENICS	-	1,200	1,200	-	5	5
TRIMERIS	250	1,300	1,550	4	18	22
UNITED THERAPEUTICS DEL	300	700	1,000	14	-	14
VALEANT PHARMACEUTICALS INTL	910	3,600	4,510	24	95	119
VAXGENNEW	-	1,600	1,600	-	9	9
VERTEX PHARMACEUTICALS	1,145	3,710	4,855	12	31	43

						8,857

RAILROADS - 0.1%
CAPITAL PPTYS R I	-	1,200	1,200	-	22	22
GREENBRIER COS	-	1,200	1,200	-	41	41
KANSAS CITY SOUTHERNNEW	1,300	2,600	3,900	23	46	69
RAILAMERICA	-	1,600	1,600	-	21	21

						153

REAL ESTATE INVESTMENT TRUSTS - 0.3%

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

AFFORDABLE RESIDENTIAL	500	-	500	7	17	24
ARBOR REALTY TRUST	400	-	400	10	27	37
BRE PPTYS	650	2,100	2,750	26	115	141
CAPITAL PPTYS R I CL B	-	120	120	-	-	-
CORRECTIONAL PROP (REIT)	561	-	561	16	71	87
EAGLE HOSPITALITY PPTYS TRCOM	-	2,000	2,000	-	30	30
GLOBAL SIGNAL	-	2,300	2,300	-	63	63
HIGHLAND HOSPITALITY	700	-	700	8	-	8
KRAMONT RLTY TR	450	1,600	2,050	11	42	53
LNR PPTY	500	800	1,300	31	50	81
MAGUIRE PPTYS	1,180	1,800	2,980	32	56	88
SAXON CAP	520	2,100	2,620	12	-	12
SHELBOURNE PPTYS III	-	1,200	1,200	-	1	1
STRATEGIC HOTEL CAP	-	2,300	2,300	-	38	38
UNIVERSAL HEALTH RLTYOME SH BEN INT	250	1,000	1,250	8	-	8
US RESTAURANT PROPERTIES	500	-	500	9	27	36
WCI CMNTYS	500	2,100	2,600	16	39	55

						762

RESTAURANTS - 0.4%
APPLEBEES INTL	1,500	3,175	4,675	40	84	124
BUCA OC	-	2,400	2,400	-	17	17
CALIFORNIA PIZZA KITCHEN	400	1,200	1,600	9	-	9
CKE RESTAURANTS	700	2,450	3,150	10	-	10
DAVE + BUSTERS	-	1,200	1,200	-	24	24
DOMINOS PIZZA	-	2,900	2,900	-	52	52
JACK IN THE BOX	400	1,500	1,900	15	42	57
LANDRYS RESTAURANTS	400	1,300	1,700	12	44	56
LONE STAR STEAKHOUSE + SALOON	430	900	1,330	12	41	53
MIDDLEBY	100	-	100	5	-	5
OUTBACK STEAKHOUSE	840	3,000	3,840	38	111	149
RARE HOSPITALITY INTL	550	1,650	2,200	18	53	71
RED ROBIN GOURMET BURGERS	250	800	1,050	13	27	40
RUBY TUESDAY	600	2,800	3,400	16	36	52
SCHLOTZSKYS	-	2,100	2,100	-	-	-
TEXAS ROADHOUSECL A	-	1,500	1,500	-	44	44
THE STEAK AND SHAKEPANY	400	1,200	1,600	8	24	32
TURBOCHEF TECHNOLOGIESNEW	-	1,200	1,200	-	18	18

						813

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

RETAIL - 0.4%
AMERICAN EAGLE OUTFITTERS	960	2,700	3,660	45	127	172
BLUE NILE	-	1,100	1,100	-	30	30
CABELAS	-	2,700	2,700	-	61	61
GANDER MOUNTAIN CO	300	-	300	4	-	4
KMART HLDGORATON	1,305	3,900	5,205	129	386	515
NEW YORK + CO	-	2,200	2,200	-	36	36
PRICESMART RT PUREXP 21DEC05	-	1,500	1,500	-	2	2

						820

SEMICONDUCTORS AND COMPONENTS - 0.2%
AMIS HLDGS	400	3,400	3,800	7	38	45
DUPONT PHOTOMASKS	450	1,100	1,550	12	50	62
FORMFACTOR	400	-	400	11	32	43
FREESCALE SEMICONDUCTORCL A	-	4,400	4,400	-	78	78
MINDSPEED TECHNOLOGIES	3,250	5,700	8,950	9	30	39
TESSERA TECHNOLOGIES	660	1,700	2,360	25	71	96

						363

SPECIALIZED COMPUTER - 0.5%
ACTIVISIONNEW	2,175	5,250	7,425	44	106	150
AUTHENTIDATE HLDG	550	3,900	4,450	3	24	27
COMPUTER HORIZONS	-	3,300	3,300	-	13	13
CONCURRENTPUTERNEW	-	1,600	1,600	-	5	5
CRAY	1,910	4,400	6,310	9	24	33
EBIXINCNEW	-	800	800	-	21	21
ESS TECHNOLOGY	650	2,300	2,950	5	16	21
EVANS + SUTHERLANDPUTER COCOM	-	600	600	-	4	4
INTERGRAPH	900	1,800	2,700	24	48	72
KOPIN	-	5,000	5,000	-	19	19
MAPICS	-	1,500	1,500	-	16	16
PINNACLE SYS	1,340	3,300	4,640	8	20	28
QUALITY SYSTEMS	-	500	500	-	30	30
RADISYS	-	1,600	1,600	-	31	31
RSA SEC	1,850	2,950	4,800	37	59	96
SANDISK	2,270	6,700	8,970	57	167	224
SIGMA DESIGNS	-	1,600	1,600	-	16	16
SILICON GRAPHICS	13,514	17,800	31,314	23	31	54

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

SONIC SOLUTIONS	300	1,300	1,600	7	20	27
TECHNOLOGY SOLUTIONS CO	-	5,200	5,200	-	6	6
TITAN	680	3,449	4,129	11	37	48
VERINT SYS	560	1,300	1,860	20	35	55
VERSO TECHNOLOGIES	-	8,496	8,496	-	6	6
WESTERN DIGITAL	5,800	9,300	15,100	63	101	164

						1,166

SPECIALTY CHEMICALS - 1.1%
ALBEMARLE	700	1,800	2,500	27	70	97
AMERICAN VANGUARD	200	-	200	7	56	63
BRADY CL A	350	1,000	1,350	22	71	93
CAMBREX	510	1,200	1,710	14	33	47
CFC INTL	-	1,600	1,600	-	25	25
CHEMED	300	400	700	20	49	69
CHURCH + DWIGHT	675	2,550	3,225	23	86	109
CROMPTON	2,900	4,124	7,024	34	49	83
CYTEC INDS	360	1,600	1,960	19	42	61
DURATEK	-	1,600	1,600	-	40	40
ENERGY PARTNERS LTD OC	550	1,800	2,350	11	-	11
FERROSTK	660	1,800	2,460	15	35	50
FULLER H B CO	400	1,120	1,520	11	32	43
GEORGIA GULF	550	1,700	2,250	27	85	112
GSIM	900	3,700	4,600	16	54	70
IVAX	3,456	10,796	14,252	55	81	136
KRONOS WORLDWIDE	1,403	2,299	3,702	57	94	151
LESCO OHIO	-	1,200	1,200	-	15	15
LUBRIZOL	1,300	2,200	3,500	48	81	129
LYONDELL CHEMICAL CO	3,534	10,645	14,179	102	334	436
MACDERMID	360	1,400	1,760	13	34	47
MEDIS TECHNOLOGIES LTD	500	2,000	2,500	9	30	39
MINERALS TECHNOLOGIES	210	800	1,010	14	53	67
NUCO2	-	1,000	1,000	-	22	22
OM GROUP	950	1,100	2,050	31	36	67
POLYONE	1,930	4,400	6,330	17	62	79
SCHULMAN A	350	1,300	1,650	7	-	7
SEQUA CL A	200	600	800	12	41	53
SYNALLOY	-	1,500	1,500	-	15	15

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

W-D 40PANY	350	-	350	11	44	55
WELLMAN	-	2,400	2,400	-	13	13
WESTLAKE CHEM	921	2,700	3,621	32	85	117
WORLD FUEL SERVICES.	150	800	950	7	28	35

						2,456

SPECIALTY MERCHANDISERS - 3.5%
7 ELEVENNEW	1,150	4,800	5,950	28	115	143
A C MOORE ARTS + CRAFTS	460	1,000	1,460	13	44	57
ABERCROMBIE AND FITCH COCL A	1,382	4,000	5,382	65	188	253
AMAZONINC	5,924	17,300	23,224	262	766	1,028
ANNTAYLOR STORES	675	3,000	3,675	15	38	53
APAC CUSTOMER SVCS	-	5,100	5,100	-	9	9
ARDEN GROUP CL A	-	200	200	-	20	20
BARNES + NOBLE	650	3,000	3,650	21	-	21
BEBE STORES	900	2,250	3,150	24	61	85
BORDERS GROUP	1,000	3,000	4,000	25	76	101
BUCKLE	250	1,000	1,250	7	-	7
BUILDING MATLS HLDG	-	900	900	-	34	34
BURLINGTON COAT FACTORY WHSE	760	2,100	2,860	17	41	58
CALLAWAY GOLF CO	1,550	3,800	5,350	21	100	121
CASH AMER INTL	560	1,400	1,960	17	43	60
CATO CL A	-	1,500	1,500	-	43	43
CDW	1,090	3,600	4,690	72	239	311
CHARLOTTE RUSSE HLDG	400	1,200	1,600	4	12	16
CHARMING SHOPPES	2,320	5,200	7,520	22	74	96
CHEROKEE DEL	-	900	900	-	32	32
CHICOS FAS	1,250	3,700	4,950	57	168	225
CHILDRENS PL RETAIL STORESCOM	350	1,100	1,450	13	59	72
CHRISTOPHER + BANKS	380	1,812	2,192	7	-	7
CLAIRE S STORES	1,050	3,500	4,550	22	95	117
COLDWATER CREEK	450	1,712	2,162	14	53	67
DEB SHOPS	350	-	350	9	-	9
DRESS BARN	400	2,000	2,400	7	43	50
DRUGSTOREINC	1,750	5,500	7,250	6	-	6
EVENTURES	-	2,500	2,500	-	15	15
ELECTRONICS BOUTIQUE HLDGS CORCOM	460	900	1,360	20	36	56
FINISH LINE CL A	840	1,900	2,740	15	26	41

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

FINLAY ENTERPRISESNEW	-	700	700	-	14	14
FIRST CASH FINANCIAL SERVICES	350	1,800	2,150	9	32	41
FLOWERSINC CL A	1,868	3,700	5,568	16	58	74
FRESH BRANDS	-	800	800	-	6	6
GENESCO	300	1,400	1,700	9	-	9
GIANT GROUP LTD	-	1,800	1,800	-	3	3
GOODYS FAMILY CLOTHING	600	-	600	5	-	5
GREAT ATLANTIC + PAC TEA	-	3,600	3,600	-	37	37
GUITAR CTR	410	1,000	1,410	22	73	95
GYMBOREE	620	1,100	1,720	8	14	22
HAGGAR	-	1,000	1,000	-	23	23
HANCOCK FABRICS	-	1,100	1,100	-	11	11
HAVERTY FURNITURE COS	450	1,700	2,150	8	31	39
HOT TOPIC	750	2,450	3,200	13	38	51
INSIGHT ENTERPRISES	1,450	1,900	3,350	30	69	99
INTERFACE. CL A	2,300	-	2,300	23	-	23
J JILL GROUP	350	1,150	1,500	5	17	22
JAKKS PAC	400	1,600	2,000	9	27	36
JO-ANN STORES	460	-	460	13	35	48
K SWISS A CL A	400	2,000	2,400	12	38	50
LINENS N THINGS	400	1,900	2,300	10	-	10
LONGS DRUG STORES	1,200	1,600	2,800	33	44	77
MENS WEARHOUSE	500	1,600	2,100	16	61	77
MICHAELS STORES	1,958	5,800	7,758	59	174	233
MONRO MUFFLER BRAKE	300	-	300	8	-	8
MOSSIMO	-	3,300	3,300	-	11	11
MOTHERS WK	250	700	950	3	10	13
NU SKIN ENTERPRISES CL A	1,000	2,900	3,900	25	74	99
O CHARLEYS	400	1,600	2,000	8	31	39
PACIFIC SUNWEAR OF CALIF	2,200	3,325	5,525	49	74	123
PATHMARK STORES	-	1,100	1,100	-	6	6
PAYLESS SHOESOURCE	1,800	2,715	4,515	22	94	116
PETCO ANIMAL SUPPLIESNEW	1,250	2,700	3,950	49	107	156
PETSMART	2,020	6,200	8,220	72	220	292
PIER 1 IMPORTS	2,650	4,000	6,650	52	79	131
PRICELINEINCNEW	421	2,033	2,454	10	39	49
PRICESMART	-	1,500	1,500	-	11	11

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

PROXYMEDNEW	-	306	306	-	3	3
REGIS MINNESOTA	400	2,000	2,400	18	92	110
RENT A CTR	1,650	3,150	4,800	44	83	127
RENTRAK	-	1,000	1,000	-	13	13
RESTORATION HARDWARE DEL	-	4,100	4,100	-	24	24
REX STORES	-	750	750	-	11	11
RITE AID	4,750	21,900	26,650	17	32	49
ROSS STORES	2,202	6,100	8,302	64	176	240
SHARPER IMAGE	370	800	1,170	7	37	44
SHOE CARNIVAL	-	900	900	-	12	12
SPORTSMANS GUIDENEW	-	200	200	-	5	5
STAGE STORESNEW	320	1,000	1,320	13	38	51
STEIN MART	930	2,700	3,630	16	37	53
SYMS	-	1,400	1,400	-	17	17
TALBOTS	950	2,400	3,350	26	92	118
TOO	620	1,600	2,220	15	39	54
TRANS WORLD ENTMT	850	4,200	5,050	11	31	42
TRM	-	800	800	-	13	13
TUESDAY MORNINGNEW	700	1,600	2,300	21	-	21
TUPPERWARE	720	2,400	3,120	15	50	65
ULTIMATE ELECTRS	400	1,000	1,400	-	44	44
UNITED RETAIL GROUP	-	1,000	1,000	-	23	23
URBAN OUTFITTERS	1,780	3,500	5,280	79	155	234
VALUEVISION MEDIACL A	820	1,600	2,420	11	59	70
WEIS MKTS	550	1,000	1,550	21	72	93
WET SEAL CL A	-	1,875	1,875	-	22	22
WHITEHALL JEWELLERS	-	1,200	1,200	-	8	8
WHOLE FOODS MKT	830	2,700	3,530	79	258	337
WILD OATS MKTS	490	2,000	2,490	4	18	22
WILLIAMS SONOMA	1,600	4,900	6,500	56	172	228
WILSONS LEATHER EXPERTS	-	1,900	1,900	-	32	32
WINMARK	-	1,200	1,200	-	21	21
XOMA LTD	1,800	6,900	8,700	5	21	26
ZALE	700	2,400	3,100	22	51	73

						7,677

TELECOMMUNICATIONS - 2.6%
3COM	10,880	15,500	26,380	45	65	110

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

ADELPHIA BUSINESS SOLUT.	199	-	199	-	-	-
ADTRAN	710	3,200	3,910	14	61	75
AEROFLEX	650	3,400	4,050	8	41	49
AETHER SYSTEMS	150	5,700	5,850	1	-	1
AGERE SYS CL A	15,370	67,700	83,070	21	59	80
ALAMOSA HOLDINGS	2,300	5,300	7,600	29	73	102
ALASKAMUNICATIONS SYS	1,100	2,700	3,800	9	41	50
ARRIS GROUP	1,450	3,800	5,250	10	31	41
ASPECTMUNICATIONS	650	3,000	3,650	7	31	38
ATHEROSMUNICATIONS	550	2,000	2,550	6	18	24
AVANEX	1,600	5,800	7,400	5	19	24
BEACON PWR	-	9,300	9,300	-	9	9
BEASLEY BROADCAST GROUP CL A	500	1,200	1,700	9	44	53
BLUE COAT SYSTEMS	20	-	20	-	-	-
BROADWING	564	2,490	3,054	5	23	28
C COR NETORATION	900	3,400	4,300	8	-	8
CALAMP	-	2,500	2,500	-	22	22
CARRIER ACCESS	-	1,900	1,900	-	20	20
CENTENNIALMUNICATIONSCL A	1,790	6,500	8,290	14	52	66
COPPER MTN NETWORKSNEW	-	400	400	-	1	1
DIGITAL LIGHTWAVE	-	3,250	3,250	-	4	4
DIGITAL THEATER SYS OC	300	1,800	2,100	6	5	11
DITECHMUNICATIONS	450	2,400	2,850	7	30	37
DOBSONMUNICATIONS CL A	3,000	9,600	12,600	5	17	22
ECHOSTARMUNICATIONS NCL A	3,120	9,600	12,720	104	319	423
ENTERASYS NETWORKS	5,920	11,500	17,420	11	43	54
FINISAR	7,280	11,900	19,180	17	45	62
GENERALE CABLE DEL	600	3,500	4,100	8	48	56
GLOBAL CROSSING LTD.	500	-	500	9	25	34
HARMONIC	1,270	3,884	5,154	11	41	52
HARRIS DEL	969	2,700	3,669	60	167	227
IAC / INTERACTIVECORP	10,212	29,911	40,123	282	826	1,108
INFONET SVCS CL B	7,740	13,600	21,340	16	43	59
INTER TEL	470	1,400	1,870	13	34	47
IXIA	1,200	3,100	4,300	20	53	73
LEVEL 3MUNICATIONS	6,230	30,900	37,130	21	75	96
LIGHTBRIDGE	-	1,638	1,638	-	10	10

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

LYNCH INTERACTIVE	-	700	700	-	22	22
MCDATAORATION CL A	1,320	4,700	6,020	8	28	36
MCI	4,150	12,800	16,950	84	258	342
MCLEOD ESCROW	-	16,412	16,412	-	-	-
MCLEODUSA CL A	-	3,461	3,461	-	2	2
MRVMUNICATIONS	-	5,120	5,120	-	19	19
NET2PHONE	-	4,300	4,300	-	15	15
NEXTEL PARTNERS CL A	2,689	8,100	10,789	53	158	211
NMSMUNICATIONS	-	2,200	2,200	-	14	14
NOVATEL WIRELESS.	350	-	350	7	-	7
NTL DEL	1,274	3,600	4,874	93	263	356
OPLINKMUNICATIONS OC	950	10,800	11,750	2	21	23
OPTICAL CABLE	84	-	84	-	-	-
OPTICAL CABLE WT EXP 24OCT07	-	212	212	-	-	-
PERFORMANCE TECHNOLOGIES	-	1,200	1,200	-	11	11
POWERWAVE TECHNOLOGIES	250	5,600	5,850	2	47	49
PTEK HLDGS	1,340	2,700	4,040	14	29	43
RF MICRO DEVICES	4,730	8,200	12,930	32	62	94
SATCON TECHNOLOGY	-	3,200	3,200	-	6	6
SHENANDOAH TELECOMM CO	400	-	400	12	41	53
SIRENZA MICRODEVICES	950	3,000	3,950	6	10	16
SOCKETMUNICATIONS	-	1,200	1,200	-	2	2
SOMERAMUNICATIONS	1,150	2,800	3,950	1	3	4
SONUS NETWORKS	4,761	9,490	14,251	27	54	81
SPECTRALINK	-	1,600	1,600	-	23	23
STRATEX NETWORKS	-	4,110	4,110	-	9	9
STRATOS INTERNATIONALNEW	210	726	936	1	32	33
SUNRISE TELECOM	-	5,900	5,900	-	17	17
SYCAMORE NETWORKS	2,550	11,950	14,500	10	23	33
TEKELEC	550	2,600	3,150	11	52	63
TELLABS	-	1,814	1,814	-	16	16
TERAYONMUNICATION SYS	-	5,100	5,100	-	14	14
TIME WARNER TELECOM CL A	150	7,260	7,410	1	16	17
TIPPINGPOINT TECHNOLOGIES	-	900	900	-	42	42
TRIQUINT SEMICONDUCTOR	1,900	7,380	9,280	8	32	40
UBIQUITEL	1,700	-	1,700	12	39	51
US UNWIRED	2,350	-	2,350	11	-	11

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

UTSTARCOM	1,400	4,700	6,100	31	104	135
VIASAT	500	1,800	2,300	13	34	47
WEST	967	3,200	4,167	32	88	120
WESTELL TECHNOLOGIES CL A	-	5,000	5,000	-	37	37
WESTERN WIRELESS CL A	1,356	4,100	5,456	40	120	160
WIRELESS FACS	750	2,800	3,550	7	40	47
WJMUNICATION	-	3,200	3,200	-	22	22
XETA TECHNOLOGIES	-	2,400	2,400	-	15	15
ZHONE TECHNOLOGIES	-	5,775	5,775	-	5	5

						5,539

TELEPHONES - 0.4%
BRIGHTPOINTNEW	-	1,600	1,600	-	31	31
CINCINNATI BELL	8,900	9,448	18,348	37	39	76
COMMONWEALTH TEL ENTERPRISES	500	1,100	1,600	25	55	80
CTMUNICATIONSNEW	-	1,900	1,900	-	23	23
GENERALMUNICATION CL A	2,270	2,300	4,570	25	25	50
HICKORY TECH	-	1,200	1,200	-	13	13
IDT	-	3,800	3,800	-	56	56
INTERDIGITALM	960	3,000	3,960	21	-	21
INTERVOICE-BRITE	500	-	500	7	-	7
NORSTANRTS CALLABLE THRU 14JUN98	-	1,300	1,300	-	7	7
NORTH PITTSBURGH SYS	982	-	982	24	-	24
RURAL CELLUAR CL A	-	1,700	1,700	-	11	11
SUREWESTMUNICATIONS	250	700	950	7	-	7
TELEPHONE + DATA SYS	790	2,500	3,290	61	192	253
TELETECH HLDGS	950	4,640	5,590	9	-	9
TRITON PCS HLDGS CL A	1,050	5,800	6,850	4	20	24
UNITED STATES CELLULAR	1,193	3,700	4,893	53	73	126
US LEC CL A	-	1,800	1,800	-	25	25
WARWICK VALLEY TELEPHONE	600	-	600	14	49	63

						906

TRANSPORTATION SERVICES - 1.4%
ACTRADE FIN'L TECH.	350	-	350	-	-	-
ALEXANDER + BALDWIN	450	2,000	2,450	19	54	73
ALLIED HLDGS	-	3,500	3,500	-	10	10
ANIXTER INTL	600	1,400	2,000	22	63	85
ARKANSAS BEST	510	1,300	1,810	23	58	81

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

AVIALL	400	1,400	1,800	9	21	30
BE AEROSPACE	1,250	3,300	4,550	15	41	56
C H ROBINSON WORLDWIDE	1,200	3,500	4,700	67	194	261
CNF	800	2,300	3,100	40	115	155
EDAC TECHNOLOGIES	-	4,500	4,500	-	15	15
EGL	1,330	2,200	3,530	40	66	106
EXPEDITORS INTL WA	1,400	4,400	5,800	78	246	324
FORWARD AIR	390	1,200	1,590	17	34	51
GENESEE + WYO CL A	-	1,512	1,512	-	43	43
HEARTLAND EXPRESS	975	3,268	4,243	22	30	52
HUNT J B TRANS SVCS	1,176	3,400	4,576	53	152	205
KNIGHT TRANSN	945	2,650	3,595	23	66	89
LAIDLAW INTERNATIONAL W I	3,190	4,200	7,390	68	90	158
LANDSTAR SYS	600	1,400	2,000	44	103	147
MARITRANS	-	1,100	1,100	-	20	20
OLD DOMINION FGHT LINES	300	1,575	1,875	10	49	59
OMIORATION SHS	690	3,600	4,290	12	36	48
OVERNITE	350	1,100	1,450	13	45	58
OVERSEAS SHIPHOLDING GROUPCOM	440	1,500	1,940	24	83	107
PACER INTL TN	580	1,700	2,280	12	45	57
PATRIOT TRANSN HLDG	-	500	500	-	22	22
PEMCO AVIATION	-	300	300	-	8	8
SCS TRANSPORTATION	300	-	300	7	15	22
SEABULK INTERNATIONAL	1,727	-	1,727	21	71	92
SEACOR HLDGS	250	900	1,150	13	37	50
SIRVA	1,600	2,900	4,500	31	56	87
SKYWEST	830	2,600	3,430	17	30	47
SWIFT TRANSN	1,527	3,490	5,017	33	75	108
TRANSPORT OF AMERICA	-	2,100	2,100	-	18	18
U S XPRESS ENTERPRISES CL A	-	600	600	-	1	1
USA TRUCK	-	1,600	1,600	-	7	7
USF	600	1,300	1,900	23	49	72
WERNER ENTERPRISES	2,287	3,466	5,753	52	78	130
YELLOW ROADWAY	490	2,097	2,587	27	117	144

						3,098

WATER UTILITIES - 0.1%
IONICS	300	700	1,000	13	-	13
NALCO HLDG CO	2,063	6,000	8,063	40	117	157

						170

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

WIRELESS COMMUNICATIONS - 0.1%
BOSTONMUNICATIONS GROUP	-	2,400	2,400	-	27	27
INSIGHTMUNICATIONS CL A	450	2,900	3,350	4	27	31
METRO ONE TELECOMM	-	1,050	1,050	-	2	2
PROXIM CL A	-	170	170	-	1	1

						61

Total Common Stock and Warrants (Cost $175,970)				53,938	157,336	211,274

CONVERTIBLE PREFERRED STOCKS 0.0%
SIMON PPTY GROUP	-	600	600	-	36	36

Total Convertible Preferred Stocks (Cost $32)						36

CORPORATE BONDS 0.0%
MUELLER INDUSTRIES, 6.00%, 11/01/14	4,250	-	4,250	4	-	4

Total Corporate Bonds (Cost $4)						4

U.S. GOVERNMENT OBLIGATIONS 0.2%
UNITED STATES TREAS BILLS, 1.70%, 1/27/05 ++	-	330,000	330,000	-	330	330

Total U.S. Government Obligations (Cost $330)						330

MONEY MARKET FUNDS 1.4%
T. ROWE PRICE RESERVE INVESTMENT FUND, 2.28% #	-	3,132,173	3,132,173	-	3,132	3,132

Total Money Market Funds (Cost $3,132)						3,132

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures contracts ²	-	-	-	-	4	4

Total Futures Contracts						4

SECURITIES LENDING COLLATERAL 13.6%
STATE STREET BANK AND TRUST COMPANY OF NH N.A.
SECURITIES LENDING QUALITY TRUST UNITS, 2.276%	-	29,484,993	29,484,993	-	29,485	29,485

Total Securities Lending Collateral (Cost $29,485)						29,485

TD Waterhouse Extended Market Index Fund
T. Rowe Price Extended Equity Market Index Fund
Pro Forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments
December 31, 2004
UNAUDITED

	Par/Shares			Market Value (000’s)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund ¹	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma T. Rowe Price Extended Equity Market Index Fund

Total Investments in Securities

112.9% of Net Assets (Cost $47,239, $161,714 and $208,953, respectively)				107,880	347,659	244,265

¹ All securities conform to the investment program of the T. Rowe Price Extended Equity Market Index Fund.
++ - All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2004
# - Seven-day yield
ADR - American Depository Receipts
REIT - Real Estate Investment Trust

(2) Open Futures Contracts at December 31, 2004 were as follows:
($000s)
	Expiration	ContractValue	UnrealizedGain (Loss)

Long, 18 S & P Midcap Mini 400 contracts, $54 par of 1.70% U.S. Treasury Bills pledged as initial margin	3/05	1,198	39

Long, 26 Russell Mini 2000 Index contracts, $77 par of 1.70% U.S. Treasury Bills pledged as initial margin	3/05	1,700	34

Long, 10 S & P Mini 500 Index contracts, $34 par of 1.70% U.S. Treasury Bills pledged as initial margin	3/05	607	15

Net payments (receipts) of variation margin to date			(84)

Variation margin receivable (payable) on open futures contracts			4

The accompanying notes are an integral part of these pro forma combined financial statements.

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

COMMON STOCK AND PREFERRED STOCK 97.7%
AUSTRALIA
Common Stock
ADELAIDE BANK NPV	—	—	482	482	$—	$—	$3	$3
ADELAIDE BRIGHTON LIMITED NPV	—	—	521	521	—	—	1	1
ALINTA LTD NPV	—	—	1,708	1,708	—	—	10	10
ALUMINA LIMITED NPV	3,806	—	6,484	10,290	16	—	27	43
AMCOR LIMITED NPV	3,578	—	4,755	8,333	20	—	27	47
AMP LIMITED NPV	6,508	—	9,474	15,982	31	—	45	76
ANSELL LTD NPV	903	—	1,118	2,021	6	—	7	13
APN NEWS + MEDIA NPV	—	—	664	664	—	—	2	2
ARISTOCRAT LEISURE NPV(POST RECONSTRUCTION)	1,367	—	2,446	3,813	9	—	16	25
AUST + NZ BANK GRP NPV	7,814	—	9,553	17,367	120	—	146	266
AUST FOUNDATN INV NPV	—	—	4,818	4,818	—	—	12	12
AUST GAS + LIGHT NPV	1,517	—	2,414	3,931	15	—	24	39
AUST PHARM INDS NPV	—	—	883	883	—	—	2	2
AUSTEREO GROUP NPV	—	—	1,422	1,422	—	—	2	2
AUSTRALAND PROPERTY GROUP NPV	—	—	3,157	3,157	—	—	4	4
AUSTRALIAN LEISURE NPV	—	—	1,367	1,367	—	—	4	4
AUSTRALIAN STOCK EXCHANGE NPV	384	—	544	928	5	—	8	13
AWB NPV (B)	—	—	1,817	1,817	—	—	6	6
AXA ASIA PAC HLDGS NPV	6,600	—	7,189	13,789	19	—	21	40
BANK OF QUEENSLAND NPV	—	—	353	353	—	—	3	3
BENDIGO BANK LTD NPV	—	—	742	742	—	—	6	6
BHP BILLITON LTD NPV	16,215	—	19,910	36,125	168	—	206	374
BILLABONG INTERNATL NPV	—	—	664	664	—	—	5	5
BLUESCOPE STEEL LTD NPV	3,200	—	3,926	7,126	19	—	23	42

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

BORAL LIMITED NEW NPV	2,466	—	3,012	5,478	12	—	15	27

BRAMBLES INDS LTD NPV	3,259	—	5,038	8,297	17	—	27	44

BRICKWORKS NPV	—	—	406	406	—	—	3	3

BURNS PHILP + CO NPV	—	—	5,903	5,903	—	—	4	4

CALTEX AUSTRALIA NPV	—	—	618	618	—	—	4	4

CENTRO PROPERTIES GROUP	2,000	—	—	2,000	7	—	5	12

CFS GANDEL RETAIL NPV	6,191	—	7,589	13,780	7	—	9	16

CHALLENGER FIN SER NPV	—	—	7,175	7,175	—	—	3	3

CMNWLTH BK OF AUST NPV	5,034	—	6,688	11,722	121	—	160	281

COCA COLA AMATIL NPV(POST RECONSTRUCTION)	1,800	—	2,691	4,491	10	—	15	25

COCHLEAR LTD NPV	277	—	278	555	5	—	5	10

COLES MYER LIMITED NPV	3,734	—	6,542	10,276	27	—	47	74

COMMONWEALTH PROPERTY	6,041	—	—	6,041	6	—	—	6

COMPUTERSHARE REG NPV(POST REC)	2,073	—	2,861	4,934	8	—	11	19

CORP EXPRESS AUST NPV	—	—	886	886	—	—	4	4

CSL ORD NPV	716	—	1,005	1,721	16	—	22	38

CSR LIMITED NPV	4,044	—	4,729	8,773	8	—	10	18

DB PREEF TRUST	5,379	—	—	5,379	5	—	—	5

DOWNER GROUP NPV	—	—	1,133	1,133	—	—	4	4

ENVESTRA NPV (STAPLED)	—	—	2,638	2,638	—	—	2	2

FAIRFAX(JOHN) NPV	6,339	—	1,397	7,736	21	—	4	25

FLIGHT CENTRE LTD NPV	—	—	467	467	—	—	7	7

FOODLAND ASSOC NPV	—	—	777	777	—	—	11	11

FOSTERS GROUP NPV	6,523	—	10,318	16,841	25	—	39	64

FUTURIS CORP LTD NPV	4,062	—	3,462	7,524	6	—	5	11

GEN PROPERTY TST UNITS NPV	9,176	—	10,724	19,900	26	—	30	56

GUNNS LTD NPV	—	—	1,353	1,353	—	—	4	4

GWA INTERNATIONAL NPV	—	—	1,182	1,182	—	—	3	3

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

HARVEY NORMAN HLDG NPV COM	7,800	—	4,066	11,866	18	—	9	27

HILLS MOTORWAY GRP NPV COMB UTS(A1+1UT F/P)	—	—	1,043	1,043	—	—	6	6

ILUKA RESOURCES NPV	1,570	—	1,120	2,690	6	—	4	10

INCITEC PIVOT NPV	—	—	68	68	—	—	1	1

ING INDUSTRIAL FUND	3,740	—	—	3,740	6	—	2	8

INSURANCE AUST GRP NPV	6,017	—	8,394	14,411	24	—	34	58

INVESTA PROPERTY GROUP	6,333	—	—	6,333	10	—	—	10

LEIGHTON HOLDINGS NPV	588	—	696	1,284	5	—	6	11

LEND LEASE CORP NPV	1,336	—	2,061	3,397	12	—	18	30

LION NATHAN LTD NPV (AUST LIST)	2,000	—	2,059	4,059	12	—	12	24

MACQUARIE AIRPORTS NPV STAPLED FULLY PAID	—	—	2,548	2,548	—	—	5	5

MACQUARIE BANK LTD NPV	726	—	1,128	1,854	22	—	33	55

MACQUARIE GOOD MGM NPV	—	—	527	527	—	—	1	1

MACQUARIE GOODMAN IND	5,000	—	—	5,000	8	—	—	8

MACQUARIE INFRASTRUCTURE GRP NPV (STAPLED)	9,443	—	9,892	19,335	26	—	27	53

MAYNE GROUP LTD NPV AUST LIST)	2,827	—	3,986	6,813	9	—	13	22

METCASH TRADING NPV	—	—	1,101	1,101	—	—	2	2

MINARA RESOURCES NPV	—	—	1,346	1,346	—	—	2	2

MIRVAC GROUP STAPLED SECS	2,904	—	3,681	6,585	10	—	12	22

NATIONAL FOODS LTD NPV	—	—	1,928	1,928	—	—	8	8

NATL AUSTRALIA BK NPV	6,504	—	8,049	14,553	138	—	170	308

NEWCREST MINING NPV	1,246	—	1,674	2,920	16	—	21	37

NEWS CORPORATION NPV	4,949	—	6,536	11,485	40	—	53	93

NOVOGEN LTD NPV	—	—	374	374	—	—	1	1

ONESTEEL NPV	3,079	—	2,950	6,029	6	—	6	12

ORICA LTD NPV	1,120	—	1,451	2,571	14	—	18	32

ORIGIN ENERGY NPV	2,430	—	3,750	6,180	12	—	19	31

OXIANA LIMITED NPV	—	—	4,625	4,625	—	—	3	3

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

PACIFIC BRANDS	2,543	—	—	2,543	6	—	—	6

PACIFICA GROUP LTD NPV	—	—	329	329	—	—	1	1

PAPERLINX NPV	1,671	—	2,360	4,031	6	—	8	14

PATRICK CORPORATION LTD NPV	2,000	—	3,565	5,565	8	—	15	23

PERPETUAL TST AUST NPV	169	—	196	365	7	—	9	16

PROMINA GROUP NPV	—	—	5,427	5,427	—	—	19	19

PUBLISHING + BROADCASTING LTD NPV	1,000	—	699	1,699	11	—	8	19

QANTAS AIRWAYS NPV	—	—	4,642	4,642	—	—	12	12

QBE INS GROUP NPV	2,500	—	3,541	6,041	26	—	36	62

RINKER GROUP NPV	3,900	—	4,976	8,876	25	—	32	57

RIO TINTO LIMITED NPV	1,343	—	1,979	3,322	37	—	54	91

RURAL PRESS NPV	—	—	140	140	—	—	1	1

SANTOS LTD NPV	1,992	—	4,453	6,445	12	—	28	40

SFE CORPORATION NPV	—	—	514	514	—	—	3	3

SIGMA COMPANY LTD NPV	—	—	529	529	—	—	3	3

SIMS GROUP LTD NPV	—	—	486	486	—	—	6	6

SMORGON STEEL GROUP NPV	—	—	2,081	2,081	—	—	2	2

SONIC HEALTHCARE LTD NPV	902	—	1,669	2,571	7	—	13	20

SOUL PATTINSON(WH) NPV	—	—	503	503	—	—	3	3

SOUTHCORP LTD NPV	85	—	3,821	3,906	—	—	10	10

SPOTLESS GROUP NPV	—	—	1,074	1,074	—	—	4	4

ST GEORGE BANK LTD NPV	—	—	2,685	2,685	—	—	47	47

STHERN CROSS BROAD NPV	—	—	318	318	—	—	3	3

STOCKLAND NPV	4,300	—	6,654	10,954	19	—	29	48

SUNCORP METWAY NPV	2,183	—	2,738	4,921	28	—	35	63

TABCORP HLDGS LTD NPV	2,736	—	2,734	5,470	31	—	31	62

TELSTRA CORP NPV	9,218	—	11,258	20,476	32	—	39	71

TEN NETWORK HLDGS NPV	—	—	2,623	2,623	—	—	8	8

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

TOLL HLDGS LIMITED NPV	1,000	—	1,703	2,703	9	—	15	24

TRANSURBAN GROUP STAPLED UNITS NPV	1,768	—	2,735	4,503	8	—	13	21

UNITAB LTD AUD0.2	—	—	527	527	—	—	4	4

VIRGIN BLUE HLDGS NPV	—	—	1,194	1,194	—	—	2	2

WESFARMERS NPV	1,657	—	1,995	3,652	43	—	52	95

WEST AUST NEWS HDG NPV	—	—	151	151	—	—	1	1

WESTFIELD GROUP NPV DFD STAPLED SECURITIES	2,000	—	8,929	10,929	22	—	100	122

WESTPAC BKG CORP NPV	7,603	—	9,478	17,081	108	—	134	242

WMC RESORCES LTD NPV	4,076	—	5,768	9,844	21	—	29	50

WOODSIDE PETROLEUM NPV	1,700	—	2,672	4,372	25	—	39	64

WOOLWORTHS LTD NPV	3,802	—	5,512	9,314	38	—	55	93

								4,130

PREFERRED STOCK

NEWS CORPORATION PREF LTD SHS AUD0.5	11,684	—	16,504	28,188	92	—	130	222

RURAL PRESS PREF AUD0.20	—	—	297	297	—	—	2	2

								224

AUSTRIA
COMMON STOCK

BK AUSTRIA CREDIT NPV (BR)	—	268	227	495	—	20	17	37

ERSTE BANK DER OST NPV	—	416	946	1,362	—	19	42	61

EVN AG NPV	—	—	58	58	—	—	3	3

FLUGHAFEN WIEN AG	—	241	—	241	—	16	—	16

IMMOFINANZ IMMOBIL NPV NPV	—	631	1,321	1,952	—	5	11	16

MAYR—MELNHOF KARTON AG	—	100	—	100	—	14	—	14

OEST ELEKTRIZITATS CLASS A NPV	—	5	23	28	—	1	5	6

OMV AG ATS100(VAR)	—	87	71	158	—	21	17	38

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

RHI	—	224	—	224	—	5	—	5

TELEKOM AUSTRIA NPV	—	988	1,981	2,969	—	15	30	45

VA TECHNOLOGIE AG	—	120	—	120	—	8	—	8

VOEST—ALPINE AG	—	22	—	22	—	1	—	1

WIENERBERGER AG NPV	—	41	407	448	—	2	16	18

								268

BELGIUM
COMMON STOCK

AGFA GEVAERT NV ORD NPV	—	111	520	631	—	4	16	20

ALMANCORA NPV	—	—	52	52	—	—	3	3

ALMANIJ(ALGEM MAA) NPV	—	—	285	285	—	—	21	21

BARCO NV	—	127	—	127	—	11	—	11

BEKAERT	—	18	—	18	—	1	—	1

BELGACOM SA NPV	—	550	1,024	1,574	—	20	38	58

CMB CIE MARITIME BELGE	—	46	—	46	—	10	—	10

COFINIMMO (BEL)	—	85	—	85	—	12	—	12

COLRUYT SA NPV(POST SPLIT)	—	44	62	106	—	6	9	15

COLRUYT SA RTS EXP 31MAR05	—	—	62	62	—	—	—	—

DELHAIZE GROUP NPV	—	260	487	747	—	17	31	48

DEXIA NPV	—	1,299	4,402	5,701	—	26	88	114

DOLMEN COMPUTER APP	—	5	—	5	—	—	—	—

ELECTRABEL NPV	—	57	214	271	—	21	80	101

FORTIS UNIT(FORTIS SA/NV NPV/0.42)	—	2,390	3,727	6,117	—	61	95	156

FORTIS UNIT(FORTIS SA/NV NPV/0.42)	—	—	2,916	2,916	—	—	74	74

GPE BRUXELLES LAM NPV (NEW)	—	62	340	402	—	5	26	31

INBEV NPV	—	679	899	1,578	—	24	32	56

KBC BANKVERZEKERIN NPV NPV	—	335	465	800	—	25	34	59

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

MOBISTAR NPV	—	74	170	244	—	6	13	19

NATL PORTEFEUILLE CAP NPV	—	—	17	17	—	—	3	3

OMEGA PHARMA SA	—	26	—	26	—	1	—	1

SA D’IETEREN	—	50	—	50	—	9	—	9

SOLVAY NPV	—	72	194	266	—	7	20	27

UCB NPV	—	109	562	671	—	6	30	36

UMICORE NPV	—	156	122	278	—	12	9	21

								906

BERMUDA
COMMON STOCK

ASIA ALUMINUN HLDG HKD0.10	—	—	8,000	8,000	—	—	1	1

BIL INTERNATIONAL USD0.20 SING REG	—	—	9,500	9,500	—	—	6	6

BRILLIANCE CHINA USD0.01	—	—	6,000	6,000	—	—	1	1

CAFE DE CORAL HLDG HKD 0.10	—	—	2,000	2,000	—	—	2	2

CHEUNG KONG INFRAS HKD1	2,000	—	4,000	6,000	6	—	11	17

CNPC (HONG KONG) LTD HKD0.01	—	—	10,000	10,000	—	—	2	2

COFCO INTERNATIONAL LTD HKD0.10	—	—	2,000	2,000	—	—	1	1

COSCO PACIFIC LTD HKD0.10	—	—	6,000	6,000	—	—	10	10

DAIRY FARM INTL USD0.055555(SING)	—	—	4,500	4,500	—	—	11	11

ESPRIT HOLDINGS HKD0.10	3,500	—	4,500	8,000	19	—	24	43

FIRST PACIFIC CO USD0.01	—	—	12,000	12,000	—	—	3	3

FRONTLINE LTD	—	479	—	479	—	24	—	24

GIORDANO INTL LTD HKD0.05	10,000	—	8,000	18,000	6	—	4	10

GREAT EAGLE HLDGS HKD 0.5	—	—	1,000	1,000	—	—	2	2

GUOCO GROUP USD0.50	—	—	1,000	1,000	—	—	8	8

HONG KONG LAND HLD USD 0.10(SING QUOTE)	—	—	10,000	10,000	—	—	21	21

HUTCHISON HARBOUR HKD0.10	—	—	6,000	6,000	—	—	1	1

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

JARDINE MATHESON USD0.25(SING QUOTE)	—	—	2,000	2,000	—	—	30	30

JARDINE STRATEGIC US 0.05(SING QUOTE)	—	—	1,500	1,500	—	—	10	10

JCG HDGS HKD0.10	—	—	2,000	2,000	—	—	2	2

JOHNSON ELEC HLDGS HKD0.0125	4,000	—	10,500	14,500	4	—	10	14

KERRY PROPERTIES HKD1	3,000	—	1,500	4,500	6	—	3	9

LI + FUNG HKD0.025	4,000	—	10,000	14,000	6	—	15	21

MANDARIN ORIENTAL USD 0.05 SING QUOTE	—	—	6,000	6,000	—	—	4	4

NOBLE GROUP HKD0.25	—	—	4,000	4,000	—	—	3	3

NWS HOLDINGS LTD HKD1	—	—	5,000	5,000	—	—	7	7

PEOPLES FOOD HLDGS COM STK HKD0.5	—	—	2,000	2,000	—	—	1	1

SCMP GROUP HKD0.10	—	—	6,000	6,000	—	—	2	2

SHANGRI LA ASIA LTD HKD1	6,000	—	6,000	12,000	7	—	7	14

SKYWORTH DIGITAL HKD0.10	—	—	6,000	6,000	—	—	2	2

SMARTONE TELECOM HKD0.10	—	—	1,000	1,000	—	—	1	1

TEXWINCA HLDGS HKD0.05	—	—	2,000	2,000	—	—	2	2

TPV TECHNOLOGY USD0.01	—	—	2,000	2,000	—	—	1	1

YUE YUEN INDL HLDG HKD0.25	2,500	—	5,500	8,000	5	—	14	19

								305

CAYMAN ISLANDS
COMMON STOCK

ASM PACIFIC TECH HKD0.10	—	—	1,500	1,500	—	—	5	5

GLOBAL BIO CHEM TECH HKD0.10	—	—	6,000	6,000	—	—	5	5

HENGAN INTERNATION HKD10	—	—	4,000	4,000	—	—	2	2

HOPEWELL HIGHWAY NPV	—	—	3,500	3,500	—	—	2	2

HUTCHISON TELECOM	120	—	—	120	19	—	—	19

KINGBOARD CHEMICAL HKD0.10	—	—	2,000	2,000	—	—	4	4

KINGBOARD CHEMICAL WTS WTS EXP 31DEC06	—	—	200	200	—	—	—	—

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

LEE + MAN PAPER HKD0.10	—	—	2,000	2,000	—	—	1	1

SEMICONDUCTOR MFG USD0.0004	—	—	21,000	21,000	—	—	4	4

TCL INTERNATIONAL HKD0.10	—	—	4,000	4,000	—	—	1	1

TINGYI (CAYMAN ISLA) USD 0.005	—	—	6,000	6,000	—	—	1	1

								44

DENMARK
COMMON STOCK

AP MOLLER MAERSK SER A DKK1000	—	—	5	5	—	—	36	36

AP MOLLER MAERSK SER B DKK1000	—	2	7	9	—	15	52	67

CARLSBERG B DKK20	—	—	203	203	—	—	9	9

COLOPLAST DKK10 B (REGD)	—	—	58	58	—	—	6	6

DANISCO DKK20	—	100	267	367	—	6	15	21

DANSKE BANK DKK10	—	632	3,470	4,102	—	18	97	115

FALCK A/S DKK1	—	—	187	187	—	—	2	2

FLS INDUSTRIES B	—	465	—	465	—	6	—	6

GN STORE NORD	—	684	—	684	—	7	—	7

H LUNDBECK AS DKK5	—	536	553	1,089	—	10	10	20

ISS INTERNATIONAL DKK20 ORD	—	92	209	301	—	5	11	16

JYSKE BANK A/S DKK10	—	—	406	406	—	—	13	13

KOBENHAVNS LUFTHAVNE	—	90	—	90	—	15	—	15

NKT HOLDINGS	—	227	—	227	—	5	—	5

NOVO NORDISK AS DKK2 SER B	—	519	1,183	1,702	—	26	59	85

NOVOZYMES AS B SHS SER B DKK10	—	74	320	394	—	3	14	17

TDC A/S DKK5	—	625	1,120	1,745	—	23	41	64

VESTAS WIND SYSTEMS DKK1	—	263	973	1,236	—	3	12	15

WILLIAM DEMANT HOL DKK1	—	37	113	150	—	2	5	7

								526

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

FINLAND
COMMON STOCK

ELISA CORPORATION	—	292	—	292	—	4	—	4

FORTUM OYJ EUR3.40	—	422	2,018	2,440	—	6	31	37

KCI KONECRANES INT’L	—	141	—	141	—	6	—	6

KESKO	—	74	—	74	—	2	—	2

KONE CORP SER B EUR1.00	—	85	208	293	—	5	13	18

METSO OYJ FIM50	—	—	490	490	—	—	7	7

NOKIA OYJ EUR0.06	—	9,720	24,456	34,176	—	150	377	527

OUTOKUMPU OYJ NPV	—	—	717	717	—	—	12	12

POHJOLA GROUP SERIES D	—	1,233	—	1,233	—	13	—	13

RAUTARUUKKI OYJ	—	1,397	—	1,397	—	15	—	15

SAMPO OYJ SER A NPV	—	1,915	2,195	4,110	—	23	26	49

SANOMA WSOY OYJ NPV SER B	—	—	183	183	—	—	4	4

STORA ENSO OYJ NPV SER R	—	808	3,459	4,267	—	12	49	61

TIETOENATOR OYJ ORD NPV	—	151	429	580	—	4	12	16

UPM KYMMENE OY NPV	—	1,424	2,739	4,163	—	28	54	82

UPONOR OYJ	—	38	—	38	—	1	—	1

WARTSILA B SHARES	—	544	—	544	—	15	—	15

								869

FRANCE
COMMON STOCK

ACCOR EUR3	—	236	1,045	1,281	—	10	43	53

AIR FRANCE KLM EUR8.50	—	610	709	1,319	—	11	12	23

AIR LIQUIDE(L ) EUR11	—	248	576	824	—	40	93	133

ALCATEL EUR2	—	1,989	6,596	8,585	—	29	96	125

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

ALSTOM	—	304	—	304	—	—	—	—

ASS GEN DE FRANCE NPV(BR)	—	—	298	298	—	—	20	20

ATOS ORIGIN EUR1	—	73	176	249	—	5	11	16

AUTOROUTES SUD FRA NPV	—	360	364	724	—	17	17	34

AVENTIS (FRANCE)	—	1,414	—	1,414	—	121	—	121

AXA EUR2.29	—	2,946	9,911	12,857	—	64	213	277

BIC EUR3.82	—	—	214	214	—	—	10	10

BNP PARIBAS EUR2	—	1,575	4,603	6,178	—	108	313	421

BOUYGUES EUR1	—	257	1,320	1,577	—	10	52	62

BUSINESS OBJECTS	—	163	—	163	—	4	—	4

CAP GEMINI EUR8	—	98	688	786	—	2	17	19

CARREFOUR EUR2.50	—	1,252	3,747	4,999	—	55	164	219

CASINO GUICH PERR EUR1.53	—	128	197	325	—	9	14	23

CHRISTIAN DIOR EUR2	—	—	384	384	—	—	23	23

CIE DE ST GOBAIN EUR4	—	733	1,828	2,561	—	40	100	140

CIMENTS FRANCAIS EUR4	—	—	64	64	—	—	6	6

CNP ASSURANCES EUR4	—	252	218	470	—	17	15	32

CREDIT AGRICOLE SA EUR3	—	1,185	3,101	4,286	—	35	91	126

DASSAULT SYSTEMES EUR1	—	366	298	664	—	19	15	34

ESSILOR INTL EUR0.35	—	122	542	664	—	8	37	45

EURAZEO NPV	—	—	123	123	—	—	9	9

FRANCE TELECOM EUR4	—	2,297	9,728	12,025	—	66	278	344

GECINA EUR7.5	—	66	182	248	—	6	16	22

GROUPE DANONE EUR0.50	—	440	1,410	1,850	—	37	118	155

HERMES INTERNATIONAL	—	65	—	65	—	13	—	13

IMERYS EUR2	—	92	168	260	—	6	12	18

JC DECAUX SA NPV	—	—	350	350	—	—	9	9

KLEPIERRE EUR4	—	72	108	180	—	6	8	14

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

LAFARGE EUR4(BR)	—	405	898	1,303	—	37	82	119

LAGARDERE S.C.A. EUR6.10(REGD)	—	320	739	1,059	—	21	48	69

LOREAL EUR0.2	—	556	1,771	2,327	—	38	121	159

LVMH MOET HENNESSY EUR0.30	—	399	1,933	2,332	—	27	132	159

MICHELIN(CGDE) EUR2(REGD)	—	168	560	728	—	9	30	39

NATEXIS BQE POPULAIRE EUR16	—	—	51	51	—	—	6	6

PERNOD RICARD NPV	—	127	381	508	—	18	53	71

PEUGEOT SA EUR1	—	226	960	1,186	—	14	59	73

PIN PRINTEMPS REDO EUR4	—	260	483	743	—	25	45	70

PUBLICIS GROUPE SA EUR0.40	—	494	775	1,269	—	15	23	38

RENAULT (REGIE NATIONALE) EUR3.81	—	435	1,125	1,560	—	37	94	131

REXEL EUR1	—	—	107	107	—	—	5	5

SAGEM SA EUR1	—	44	86	130	—	4	8	12

SANOFI AVENTIS EUR2	—	606	5,403	6,009	—	44	395	439

SCHNEIDER ELECTRIC EUR8	—	505	1,238	1,743	—	34	82	116

SNECMA EUR1	—	1,437	570	2,007	—	27	12	39

SOC GENERALE EUR1.25	—	733	2,339	3,072	—	68	217	285

SODEXHO ALLIANCE EUR4	—	119	628	747	—	3	16	19

SUEZ EUR 2	—	1,801	5,284	7,085	—	42	123	165

TECHNIP NPV	—	35	104	139	—	6	16	22

TF1 TV FRANCAISE EUR0.20	—	—	848	848	—	—	26	26

THALES EUR3	—	101	416	517	—	4	15	19

THOMSON SA EUR3.75	—	227	1,476	1,703	—	5	33	38

TOTAL SA EUR10	—	1,221	3,435	4,656	—	255	714	969

UNIBAIL EUR5	—	121	237	358	—	16	31	47

VALEO EUR3	—	79	437	516	—	3	16	19

VEOLIA ENVIRONNEMENT EUR5.00	—	303	1,597	1,900	—	9	48	57

VINCI EUR10	—	83	455	538	—	10	54	64

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

VIVENDI UNIVERSAL EUR5.5	—	2,237	5,593	7,830	—	61	153	214

								6,036

GERMANY
COMMON STOCK

ADIDAS SALOMON AG DEM5	—	57	239	296	—	8	33	41

ALLIANZ AG NPV(REGD)(VINKULIERT)	—	585	1,971	2,556	—	62	210	272

ALTANA AG NPV	—	389	398	787	—	20	20	40

AMB GENERALI HOLDING AG NPV	—	—	53	53	—	—	4	4

BASF AG NPV	—	1,093	3,076	4,169	—	68	192	260

BAYER AG ORD NPV	—	1,072	3,803	4,875	—	30	108	138

BAYER HYPO VEREINS ORD NPV	—	1,373	2,851	4,224	—	27	56	83

BAYERISCHE MOTOREN WERKE AG EUR1	—	—	1,553	1,553	—	—	66	66

BEIERSDORF AG SER A B C NPV(VAR)	—	166	89	255	—	16	8	24

CELESIO AG NPV	—	254	208	462	—	18	15	33

COMMERZBANK AG NPV	—	541	2,361	2,902	—	10	43	53

CONTINENTAL AG ORD NPV	—	376	695	1,071	—	21	38	59

DAIMLERCHRYSLER AG ORD NPV(REGD)	—	1,693	5,285	6,978	—	70	218	288

DEGUSSA AG NPV	—	—	182	182	—	—	7	7

DEUTSCHE BANK AG ORD NPV (REGD)	—	1,006	2,987	3,993	—	77	227	304

DEUTSCHE BOERSE AG NPV	—	118	606	724	—	6	30	36

DEUTSCHE LUFTHANSA ORD NPV (REGD)(VINK)	—	238	1,417	1,655	—	3	19	22

DEUTSCHE POST AG NPV REGD	—	925	2,348	3,273	—	18	46	64

DEUTSCHE TELEKOM NPV(REGD)	—	5,057	16,589	21,646	—	97	318	415

DOUGLAS HOLDING AG	—	391	—	391	—	12	—	12

DT POSTBANK AG NPV	—	—	346	346	—	—	14	14

E ON AG NPV	—	1,295	3,654	4,949	—	106	297	403

EPCOS	—	61	—	61	—	1	—	1

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

FRESENIUS AG DEM5	—	—	38	38	—	—	4	4
FRESENIUS MEDICAL DEM5	—	198	180	378	—	15	14	29
HANNOVER RUECKVERS ORD NPV(REGD)	—	—	291	291	—	—	9	9
HEIDELBERGCEMENT NPV	—	277	245	522	—	14	12	26
HEIDELBERGER DRUCK ORD NPV	—	—	446	446	—	—	13	13
HENKEL KGAA NPV (BR)	—	—	213	213	—	—	15	15
HYPO REAL ESTATE NPV	—	105	669	774	—	4	25	29
INFINEON TECHNOLOGIES AG ORD NPV	—	967	3,940	4,907	—	11	43	54
KARSTADT QUELLE AG NPV	—	357	344	701	—	4	4	8
LINDE AG NPV	—	104	471	575	—	6	28	34
MAN AG ORD NPV	—	—	543	543	—	—	19	19
MERCK KGAA ORD NPV	—	115	70	185	—	6	4	10
METRO AG ORD NPV	—	182	854	1,036	—	9	41	50
MLP AG NPV	—	—	436	436	—	—	7	7
MUENCHENER RUCKVERS AG NPV(REGD)	—	380	1,198	1,578	—	37	117	154
PUMA AG NPV	—	29	64	93	—	7	16	23
RWE AG (NEU) NPV A	—	683	2,102	2,785	—	36	111	147
SAP AG NPV	—	422	1,216	1,638	—	72	207	279
SCHERING AG ORD NPV	—	210	1,056	1,266	—	14	68	82
SIEMENS AG NPV (REGD) NPV (REGD)	—	1,557	4,701	6,258	—	116	350	466
SUEDZUCKER AG NPV	—	629	435	1,064	—	12	8	20
T ONLINE NPV	—	—	1,443	1,443	—	—	17	17
THYSSENKRUPP AG NPV	—	332	1,982	2,314	—	6	37	43
TUI AG NPV	—	549	703	1,252	—	11	15	26
VOLKSWAGEN AG ORD NPV	—	279	1,262	1,541	—	12	56	68

								4,273

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

PREFERRED STOCK
FRESENIUS AG NON VTG PRF NPV	—	—	114	114	—	—	10	10
FRESENIUS MEDICAL NON VTG PRF NPV	—	—	122	122	—	—	7	7
HENKEL KGAA NON VTG PRF NPV	—	74	327	401	—	6	24	30
PORSCHE AG NON VTG PRF NPV	—	20	46	66	—	13	29	42
PROSIEBEN SAT1 MEDIA	—	237	—	237	—	4	—	4
RWE AG- NON VTG PFD	—	133	—	133	—	6	—	6
VOLKSWAGEN AG	—	293	—	293	—	9	—	9
WELLA AG NON VTG PRF NPV	—	—	82	82	—	—	8	8

								116

GREECE
COMMON STOCK
ALPHA BANK EUR5.42 (REGD)	—	607	1,204	1,811	—	17	34	51
BK OF PIRAEUS EUR4.15(REGD)	—	406	1,292	1,698	—	5	17	22
COCA COLA HELL BOT EUR0.50(CB)	—	533	419	952	—	12	9	21
COSMOTE MOBILE TEL EUR0.47	—	100	680	780	—	2	12	14
EFG EUROBANK ERGAS EUR2.95(CR)	—	732	1,203	1,935	—	20	33	53
EMPORIKI BANK OF GREECE SA EUR5 (REGD)	—	192	367	559	—	5	10	15
HELLENIC PETROLEUM EUR2.18	—	114	522	636	—	1	5	6
HELLENIC TECHNODOMIKI	—	1,111	—	1,111	—	4	—	4
INTRACOM COMMON	—	904	—	904	—	4	—	4
NATL BK OF GREECE EUR4.50 (REGD)	—	309	1,406	1,715	—	9	39	48
OPAP (ORG OF FOOTB) EUR0.30 (CR)	—	148	820	968	—	3	17	20
OTE (HELLENIC TLCM) EUR2.39(CR)	—	314	1,943	2,257	—	5	30	35
PUBLIC POWER CORP EUR4.60	—	534	560	1,094	—	13	14	27
TECHNICAL OLYMPIC S.A.	—	1,340	—	1,340	—	6	—	6
TITAN CEMENT CO EUR2	—	—	300	300	—	—	8	8
VIOHALCO	—	1,894	—	1,894	—	15	—	15

								350

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares						Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund		Pro Forma T. Rowe Price International Equity Index Fund ¹		TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

HONG KONG
COMMON STOCK
ASIA SATELLITE TEL HKD0.10	—	—	500		500		—	—	1	1
BANK OF EAST ASIA HKD 2.50	3,600	—	7,600		11,20	0	10	—	22	32
BEIJING ENTERPRISE ORD HKD0.10 H SHS	—	—	2,000		2,000		—	—	2	2
BOC HONG KONG HOLDINGS LTD HKD5	14,000	—	22,50	0	36,50	0	25	—	41	66
CATHAY PACIFIC AIR HKD0.20	4,000	—	7,000		11,00	0	7	—	12	19
CHAODA MODERN AGRICULTURE HKD0.10	—	—	2,100		2,100		—	—	1	1
CHEUNG KONG(HLDGS) HKD0.50	6,000	—	9,000		15,00	0	50	—	75	125
CHINA EVERBRIGHT HKD1	—	—	2,000		2,000		—	—	1	1
CHINA INSURANCE IN HKD0.05	—	—	2,000		2,000		—	—	1	1
CHINA MERCHANTS HLDGS INTL HKD0.10	—	—	6,000		6,000		—	—	9	9
CHINA MOBILE (HK) HKD0.10	—	—	28,00	0	28,00	0	—	—	81	81
CHINA NAT AVIATION HKD0.10	—	—	4,000		4,000		—	—	1	1
CHINA O/SEAS LAND HKD0.10	—	—	6,000		6,000		—	—	1	1
CHINA RES PWR HLDG HKD1	—	—	4,000		4,000		—	—	2	2
CHINA RESOURCES EN HKD1	—	—	10,00	0	10,00	0	—	—	14	14
CHINA TRAVEL INTL HKD0.10	—	—	10,00	0	10,00	0	—	—	3	3
CHINA UNICOM HKD0.1	—	—	12,00	0	12,00	0	—	—	9	9
CITIC INTERNATIONAL FINANCIA HKD1	—	—	12,00	0	12,00	0	—	—	5	5
CITIC PACIFIC LTD HKD0.40	—	—	4,000		4,000		—	—	10	10
CLP HOLDINGS HKD5	7,200	—	9,700		16,90	0	41	—	56	97
CNOOC LTD HKD0.02	—	—	50,00	0	50,00	0	—	—	26	26
DAH SING FINANCIAL HKD2	—	—	400		400		—	—	3	3
DENWAY MOTORS LTD HKD0.10	—	—	22,00	0	22,00	0	—	—	7	7
FOUNTAIN SET HLDGS HKD0.20	—	—	2,000		2,000		—	—	2	2

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

GUANGDONG INVEST HKD0.50	—	—	4,000	4,000	—	—	1	1
GUANGZHOU INVMNT HKD0.10	—	—	10,000	10,000	—	—	1	1
HANG LUNG GROUP LTD HKD1	—	—	5,000	5,000	—	—	8	8
HANG LUNG PROP HKD1	7,000	—	7,000	14,000	11	—	10	21
HANG SENG BANK HKD5	3,200	—	4,000	7,200	43	—	53	96
HENDERSON INV HKD0.20	—	—	5,000	5,000	—	—	7	7
HENDERSON LAND DEV HKD2	3,000	—	4,000	7,000	14	—	19	33
HONG KONG AIRCRAFT HKD1	—	—	400	400	—	—	2	2
HONG KONG ELECTRIC HKD1	6,500	—	8,500	15,000	29	—	38	67
HONG KONG EXCHANGE HKD1	4,000	—	6,000	10,000	9	—	14	23
HONGKONG+CHINA GAS HKD0.25	16,900	—	21,930	38,830	33	—	42	75
HONGKONG+SHANG HOT HKD0.50	—	—	5,000	5,000	—	—	4	4
HOPEWELL HLDGS HKD2.50	3,000	—	4,000	7,000	6	—	9	15
HUNG HING PRINTING HKD0.10	—	—	2,000	2,000	—	—	2	2
HUTCHISON WHAMPOA HKD0.25	9,000	—	17,000	26,000	69	—	131	200
HYSAN DEVELOPMENT HKD5	3,000	—	4,000	7,000	5	—	7	12
I CABLE COMMUNICATION HKD1	—	—	2,200	2,200	—	—	1	1
INDUS + COMMER BK HKD2.00	—	—	3,000	3,000	—	—	4	4
INTERCHINA CO HLDG HKD0.10	—	—	10,000	10,000	—	—	—	—
INTL BANK OF ASIA HKD1	—	—	2,000	2,000	—	—	1	1
KOWLOON MOTOR BUS HKD1	—	—	2,000	2,000	—	—	9	9
LENOVO GROUP LTD HKD0.025	—	—	16,000	16,000	—	—	6	6
LIU CHONG HING BNK HKD0.50	—	—	1,000	1,000	—	—	1	1
MTR CORP HKD1	6,000	—	9,000	15,000	9	—	13	22
NEW WORLD DEVEL CO HKD1	9,000	—	12,000	21,000	8	—	10	18
NEXT MEDIA HKD1	—	—	2,000	2,000	—	—	1	1
ORIENTAL PRESS GRP HKD 0.25	—	—	2,000	2,000	—	—	1	1
PCCW LIMITED HKD0.25	14,000	—	21,200	35,200	8	—	13	21

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

S/INDUSTRIAL HLDG HKD0.10	—	—	14,000	14,000	—	—	27	27
SHENZHEN INVESTMEN HKD0.05	—	—	2,000	2,000	—	—	—	—
SHN INTL HLDGS HKD0.10	—	—	22,500	22,500	—	—	1	1
SHUN TAK HLDGS HKD0.25	—	—	8,000	8,000	—	—	5	5
SINO LAND CO HKD1.00	8,000	—	12,000	20,000	7	—	10	17
SUN HUNG KAI PROPS HKD0.50	6,000	—	10,000	16,000	56	—	93	149
SWIRE PACIFIC A HKD0.60	4,500	—	4,500	9,000	32	—	32	64
SWIRE PACIFIC B HKD0.12	—	—	7,500	7,500	—	—	9	9
TCL COMMUNICATION HKD0.10	—	—	1,600	1,600	—	—	—	—
TECHTRONIC INDUSTR ORD HKD0.1	4,000	—	6,000	10,000	8	—	12	20
TELEVISION BROADCT HKD0.05	2,000	—	2,000	4,000	9	—	9	18
WHARF (HLDGS) HKD1	6,000	—	6,000	12,000	20	—	20	40
WHEELOCK + CO HKD0.50	—	—	4,000	4,000	—	—	6	6
WING HANG BANK LTD	—	—	1,500	1,500	—	—	10	10
WING LUNG BANK HKD5	—	—	600	600	—	—	5	5

								1,541

IRELAND
COMMON STOCK
ALLIED IRISH BANK - EURO	—	872	—	872	—	15	—	15
ALLIED IRISH BANKS EUR0.32 (DUBLIN LISTING)	—	1,382	4,755	6,137	—	24	83	107
ANGLO IRISH BK CP ORD EUR0.32 (DUBLIN LISTING)	—	—	1,783	1,783	—	—	34	34
BANK OF IRELAND (EUR)	—	975	—	975	—	13	—	13
BK OF IRELAND ORD STK EUR0.64	—	1,593	5,289	6,882	—	22	72	94
CRH ORD IEP0.32 (DUBLIN LISTING)	—	858	2,826	3,684	—	21	68	89
DEPFA BANK PLC ORD EUR0.30	—	1,100	1,815	2,915	—	17	28	45
ELAN CORP ORD EUR0.05	—	695	2,026	2,721	—	18	52	70
GRAFTON GROUP UTS (1 ORD)	—	643	—	643	—	6	—	6

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

GREENCORE GROUP	—	200	—	200	—	1	—	1
INDEPENDENT NEWS & MEDIA	—	1,951	—	1,951	—	6	—	6
IRISH LIFE + PERM ORD EUR0.32	—	704	1,441	2,145	—	12	24	36
KERRY GROUP A ORD I0.10(DUBLIN LIST)	—	142	811	953	—	3	18	21
RYANAIR HOLDINGS - EURO	—	1,409	—	1,409	—	7	—	7

								544

ITALY
COMMON STOCK
AEM SPA EUR0.52	—	—	3,698	3,698	—	—	8	8
ALLEANZA ASSICURAZ EUR0.5	—	580	2,303	2,883	—	7	27	34
ASSIC GENERALI EUR1.00	—	1,990	6,723	8,713	—	59	199	258
AUTOGRILL SPA EUR0.52	—	1,008	653	1,661	—	15	10	25
AUTOSTRADE EUR1	—	817	1,510	2,327	—	18	33	51
BANCA INTESA SPA EUR0.52	—	4,724	23,390	28,114	—	19	96	115
BANCA POPOLARE MILANO	—	790	—	790	—	6	—	6
BCA ANTONVENETA EUR3	—	400	1,486	1,886	—	8	31	39
BCA CARIGE SPA EUR 1	—	—	2,465	2,465	—	—	10	10
BCA FIDEURAM SPA EUR0.26	—	1,668	1,594	3,262	—	8	8	16
BCA INTESA SPA - RNC	—	1,759	—	1,759	—	6	—	6
BCA LOMBARDA ITL1000	—	—	1,670	1,670	—	—	21	21
BCA NAZ DEL LAVORO EUR0.50	—	1,908	8,289	10,197	—	4	19	23
BCA POP DI LODI EUR3	—	—	1,476	1,476	—	—	16	16
BCA POP EMILIA ROM ITL500	—	—	389	389	—	—	17	17
BCE POP UNITE ORD EUR2.50	—	350	1,766	2,116	—	6	31	37
BCP POP VERON NOV EUR3.6	—	461	1,954	2,415	—	8	35	43
BENETTON GROUP SPA EUR1.30	—	803	429	1,232	—	9	5	14
BULGARI SPA EUR0.07	—	—	760	760	—	—	8	8

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

CAPITALIA SPA EUR1	—	5,544	8,460	14,004	—	21	32	53
EDISON EUR1	—	8,700	6,357	15,057	—	17	13	30
ENEL EUR1	—	5,042	23,845	28,887	—	46	216	262
ENI EUR1	—	5,410	15,826	21,236	—	123	359	482
FIAT SPA EUR 5	—	452	3,089	3,541	—	3	22	25
FINECOGROUP EUR1	—	177	1,548	1,725	—	1	11	12
FINMECCANICA SA EUR0.22	—	7,355	33,135	40,490	—	6	26	32
FONDIARIA SAI SPA EUR1	—	—	509	509	—	—	12	12
GR ED L ESPRESSO EUR0.15	—	215	1,134	1,349	—	1	6	7
IFIL INVESTMENTS SPA EUR1	—	—	2,665	2,665	—	—	10	10
ITALCEMENTI DI RISP EUR1	—	—	382	382	—	—	4	4
ITALCEMENTI EUR1	—	—	561	561	—	—	9	9
LUXOTTICA GROUP EUR0.06	—	663	698	1,361	—	12	13	25
MEDIASET EUR0.52	—	2,307	3,113	5,420	—	26	35	61
MEDIOBANCA SPA EUR0.5	—	582	2,153	2,735	—	8	30	38
MEDIOLANUM EUR0.1	—	1,530	1,145	2,675	—	10	7	17
MONTE PASCHI SIENA EUR0.64	—	3,703	6,414	10,117	—	11	19	30
PIRELLI + CO SPA EURO 0.52	—	1,592	13,151	14,743	—	2	15	17
RAS EUR0.6	—	1,292	1,768	3,060	—	27	37	64
RCS MEDIAGROUP EUR1	—	—	2,890	2,890	—	—	14	14
SAIPEM EUR1	—	—	2,550	2,550	—	—	29	29
SAN PAOLO IMI SPA EUR2.80	—	1,264	5,535	6,799	—	16	70	86
SEAT PAGINE GIALLE EUR0.03	—	17,602	21,372	38,974	—	6	7	13
SNAM RETE GAS EUR1	—	436	5,020	5,456	—	2	25	27
T.E.R.N.A ORD EUR0.22	—	—	5,290	5,290	—	—	13	13
TELECOM ITALIA DI RISP EUR.55	—	13,836	25,539	39,375	—	35	63	98
TELECOM ITALIA EUR.55	—	17,146	56,997	74,143	—	57	190	247
TELECOM ITALIA MEDIA RTS	—	—	—	—	—	—	—	—

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

TELECOM ITALIA MEDIA SPA	—	1,725	—	1,725	—	1	—	1
TIM SPA EUR0.06	—	7,891	21,702	29,593	—	47	128	175
TISCALI SPA	—	226	—	226	—	1	—	1
UNICREDITO ITALIAN EUR0.50	—	9,405	24,028	33,433	—	51	129	180
UNIPOL ITL1000	—	—	811	811	—	—	3	3

								2,827

JAPAN
COMMON STOCK
77TH BANK JPY50	1,000	—	1,000	2,000	6	—	6	12
ABC MART INC NPV	—	—	100	100	—	—	2	2
ACOM CO JPY50	220	—	400	620	14	—	25	39
ADVANTEST JPY50	300	—	400	700	21	—	28	49
AEON CO LTD JPY50	2,500	—	2,600	5,100	40	—	42	82
AEON CREDIT SERV JPY50	100	—	100	200	7	—	7	14
AIFUL CORP JPY50	200	—	200	400	20	—	20	40
AIOI INSURANCE CO NPV	—	—	2,000	2,000	—	—	8	8
AISIN SEIKI CO JPY50	600	—	1,000	1,600	14	—	22	36
AJINOMOTO CO INC JPY50	2,000	—	4,000	6,000	22	—	44	66
ALFRESA HOLDINGS C NPV	—	—	100	100	—	—	4	4
ALL NIPPON AIRWAYS JPY50	2,000	—	9,000	11,000	6	—	28	34
ALPS ELECTRIC CO JPY50	1,000	—	1,000	2,000	12	—	12	24
AMADA CO JPY50	2,000	—	1,000	3,000	11	—	5	16
AOYAMA TRADING CO JPY50	300	—	200	500	7	—	4	11
ARISAWA MFG CO JPY50	—	—	100	100	—	—	4	4
ASAHI BREWERIES JPY50	1,000	—	2,000	3,000	10	—	21	31
ASAHI GLASS CO JPY50	3,000	—	5,000	8,000	28	—	46	74
ASAHI KASEI CORP JPY50	5,000	—	6,000	11,000	21	—	26	47

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

ASATSU DK JPY50	200	—	100	300	6	—	3	9
AUTOBAC SEVEN	200	—	—	200	5	—	—	5
AWA BANK JPY50	—	—	2,000	2,000	—	—	12	12
BANDAI CO JPY50	300	—	400	700	7	—	9	16
BANK OF KYOTO JPY50	—	—	1,000	1,000	—	—	7	7
BANK OF NAGOYA JPY50	—	—	2,000	2,000	—	—	10	10
BANK OF YOKOHAMA JPY50	4,000	—	5,000	9,000	24	—	30	54
BENESSE CORP JPY50	200	—	300	500	6	—	8	14
BOSCH AUTOMATIVES	—	—	1,000	1,000	—	—	5	5
BRIDGESTONE CORP JPY50	3,000	—	3,000	6,000	55	—	54	109
BROTHER INDUSTRIES JPY50	—	—	1,000	1,000	—	—	9	9
CANON INC JPY50	3,600	—	5,000	8,600	178	—	247	425
CASIO COMPUTER CO JPY50	1,000	—	1,000	2,000	12	—	12	24
CENTRAL GLASS CO JPY50	1,000	—	1,000	2,000	7	—	7	14
CENTRAL JPAN RLWY JPY50000	4	—	5	9	33	—	40	73
CHIBA BANK JPY50	2,000	—	3,000	5,000	13	—	19	32
CHIYODA CORP JPY50	—	—	1,000	1,000	—	—	8	8
CHUBU ELEC POWER JPY500	2,600	—	2,900	5,500	57	—	63	120
CHUGAI PHARM CO JPY50	800	—	1,900	2,700	13	—	30	43
CHUGOKU BANK JPY50	—	—	1,000	1,000	—	—	10	10
CHUGOKU ELEC POWER JPY500	—	—	1,500	1,500	—	—	26	26
CIRCLE K SUNKUS CO NPV	—	—	100	100	—	—	2	2
CITIZEN WATCH CO JPY50	1,000	—	1,000	2,000	10	—	9	19
COCA COLA WEST JAPAN JPY50	300	—	100	400	7	—	2	9
COSMO OIL COMPANY JPY50	—	—	2,000	2,000	—	—	6	6
CREDIT SAISON CO JPY50	700	—	800	1,500	23	—	26	49
CSK CORPORATION JPY50	300	—	300	600	12	—	12	24
DAI NIPPON PRINTNG JPY50	3,000	—	3,000	6,000	41	—	41	82

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

DAICEL CHEM INDS JPY50	2,000	—	1,000	3,000	10	—	5	15
DAIDO STEEL CO JPY50	—	—	1,000	1,000	—	—	3	3
DAIEI INC JPY50	—	—	1,500	1,500	—	—	3	3
DAIHATSU MOTOR CO JPY50	—	—	1,000	1,000	—	—	7	7
DAIICHI PHARM CO JPY50	1,000	—	1,200	2,200	20	—	23	43
DAIKIN INDUSTRIES JPY50	1,000	—	1,000	2,000	25	—	24	49
DAIMARU INC JPY50	1,000	—	1,000	2,000	7	—	7	14
DAINIPPON INK+CHEM JPY50	3,000	—	9,000	12,000	7	—	20	27
DAINIPPON PHARM JPY50	—	—	1,000	1,000	—	—	9	9
DAINIPPON SCREEN JPY50	1,000	—	1,000	2,000	5	—	5	10
DAISHI BANK JPY50	—	—	1,000	1,000	—	—	3	3
DAITO TRUST CONST JPY50	400	—	600	1,000	17	—	25	42
DAIWA HOUSE INDS JPY50	2,000	—	2,000	4,000	20	—	20	40
DAIWA SECURITIES GROUP INC JPY50	4,000	—	7,000	11,000	25	—	43	68
DENKI KAGAKU KOGYO JPY50	2,000	—	3,000	5,000	6	—	9	15
DENSO CORP JPY50	2,300	—	2,300	4,600	55	—	55	110
DENTSU INC NPV	6	—	7	13	16	—	19	35
DON QUIJOTE NPV	—	—	100	100	—	—	6	6
DOWA MINING CO JPY50	1,000	—	1,000	2,000	6	—	6	12
EAST JAPAN RAILWAY JPY50000	15	—	16	31	79	—	84	163
EBARA CORP JPY50	2,000	—	1,000	3,000	9	—	5	14
EISAI CO JPY50	1,000	—	1,200	2,200	29	—	35	64
FAMILYMART CO JPY50	200	—	400	600	5	—	11	16
FANUC JPY50	600	—	900	1,500	36	—	54	90
FAST RETAILING CO JPY50	200	—	300	500	13	—	19	32
FUJI ELECTRIC HLDG NPV	1,000	—	5,000	6,000	2	—	13	15
FUJI HEAVY INDS JPY50	—	—	4,000	4,000	—	—	19	19
FUJI PHOTO FILM CO JPY50	2,000	—	2,000	4,000	68	—	68	136

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

FUJI SOFT ABC INC JPY50	200	—	200	400	6	—	6	12
FUJI TELEVISION NETWORK INC JPY5000	3	—	2	5	7	—	5	12
FUJIKURA JPY50	2,000	—	2,000	4,000	9	—	9	18
FUJISAWA PHARM CO JPY50	1,000	—	1,000	2,000	26	—	26	52
FUJITSU JPY50	7,000	—	8,000	15,000	42	—	48	90
FUKUOKA BANK OF JPY50	2,000	—	2,000	4,000	11	—	11	22
FUKUYAMA TRANSPORT JPY50	—	—	1,000	1,000	—	—	4	4
FUNAI ELECTRIC CO JPY50	—	—	100	100	—	—	13	13
FURUKAWA ELECTRIC JPY50	3,000	—	2,000	5,000	13	—	8	21
FUTABA CORP JPY50	—	—	100	100	—	—	2	2
GLOBAL MEDIA ONLINE JPY50	—	—	100	100	—	—	2	2
GOODWILL GROUP JPY5000	—	—	2	2	—	—	4	4
GUNMA BANK JPY50	2,000	—	2,000	4,000	10	—	10	20
GUNZE LIMITED	—	—	1,000	1,000	—	—	5	5
HACHIJUNI BANK JPY50	—	—	2,000	2,000	—	—	12	12
HAMAMATSU PHOTONIC NPV	—	—	100	100	—	—	2	2
HANKYU CORP JPY50	—	—	4,000	4,000	—	—	14	14
HANKYU DEPT STORES JPY50	1,000	—	1,000	2,000	7	—	7	14
HANSHIN ELEC RLWY JPY50	—	—	1,000	1,000	—	—	3	3
HEIWA CORP NPV	—	—	700	700	—	—	11	11
HIGO BANK JPY50	—	—	1,000	1,000	—	—	6	6
HIKARI TSUSHIN INC JPY50	—	—	100	100	—	—	6	6
HINO MOTORS JPY50	1,000	—	1,000	2,000	7	—	7	14
HIROSE ELECTRIC JPY50	100	—	200	300	10	—	20	30
HIROSHIMA BANK JPY50	—	—	2,000	2,000	—	—	9	9
HITACHI CABLE JPY50	—	—	1,000	1,000	—	—	4	4
HITACHI CAP CORP JPY50	400	—	100	500	7	—	2	9
HITACHI CHEMICAL JPY50	500	—	300	800	8	—	5	13

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

HITACHI CONST MACH JPY50	—	—	400	400	—	—	5	5
HITACHI JPY50	14,000	—	13,000	27,000	88	—	82	170
HOKKAIDO ELEC PWR JPY500	700	—	800	1,500	13	—	15	28
HOKKOKU BANK JPY50	—	—	1,000	1,000	—	—	4	4
HOKUHOKU FINANCIAL GROUP INC NPV	4,000	—	15,000	19,000	9	—	34	43
HOKURIKU ELEC PWR JPY500	—	—	800	800	—	—	14	14
HONDA MOTOR CO JPY50	3,400	—	3,700	7,100	165	—	179	344
HOUSE FOOD INDL	400	—	—	400	5	—	—	5
HOYA CORP JPY50	400	—	400	800	41	—	41	82
HYAKUGO BANK (105TH, JPY50	—	—	2,000	2,000	—	—	11	11
HYAKUJUSHI BANK JPY50	—	—	1,000	1,000	—	—	6	6
IBIDEN CO JPY50	—	—	500	500	—	—	8	8
INVOICE INC NPV	—	—	19	19	—	—	3	3
INVOICE INC WTS EXP 30SEP05	—	—	19	19	—	—	—	—
ISETAN CO JPY50	900	—	700	1,600	9	—	7	16
ISHIKAWAJIMA HAR JPY50	7,000	—	6,000	13,000	9	—	8	17
ISUZU MOTORS JPY50	—	—	4,000	4,000	—	—	11	11
ITO EN JPY50	200	—	100	300	9	—	5	14
ITO YOKADO CO JPY50	1,000	—	2,000	3,000	36	—	72	108
ITOCHU CORP JPY50	6,000	—	6,000	12,000	26	—	26	52
ITOCHU TECHNO SCIE JPY50	200	—	100	300	8	—	4	12
IYO BANK JPY50	—	—	1,000	1,000	—	—	7	7
IZUMI CO JPY50	—	—	100	100	—	—	2	2
JAFCO JPY50	100	—	200	300	5	—	10	15
JAPAN AIRLINES CORP NPV	2,000	—	4,000	6,000	5	—	11	16
JAPAN PETROLEUM EX NPV	—	—	100	100	—	—	4	4
JAPAN REAL ESTATE INVEST	1	—	—	1	8	—	—	8
JAPAN RETAIL FUND	1	—	—	1	8	—	—	8

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

JAPAN TOBACCO INC JPY50000	3	—	5	8	26	—	44	70
JFE HOLDING INC NPV	2,275	—	2,200	4,475	61	—	59	120
JGC CORP JPY50	1,000	—	1,000	2,000	11	—	11	22
JOYO BANK JPY50	2,000	—	3,000	5,000	9	—	13	22
JS GROUP CORP NPV	1,000	—	1,000	2,000	18	—	18	36
JSAT CORP JPY50000 JPY50	—	—	1	1	—	—	3	3
JSR CORP JPY50	500	—	1,000	1,500	9	—	18	27
JUROKU BANK JPY50	—	—	1,000	1,000	—	—	4	4
KAGOSHIMA BANK JPY50	—	—	1,000	1,000	—	—	6	6
KAJIMA CORP JPY50	3,000	—	11,000	14,000	11	—	42	53
KAMIGUMI CO JPY50	1,000	—	1,000	2,000	7	—	7	14
KANEKA CORP JPY50	1,000	—	1,000	2,000	10	—	10	20
KANSAI ELEC POWER JPY500	3,100	—	3,800	6,900	58	—	71	129
KANSAI PAINT CO JPY50	1,000	—	1,000	2,000	6	—	6	12
KAO CORP JPY50	2,000	—	3,000	5,000	46	—	69	115
KATOKICHI CO JPY50	300	—	100	400	6	—	2	8
KAWASAKI HEAVY IND JPY50	8,000	—	6,000	14,000	13	—	10	23
KAWASAKI KISEN JPY50	3,000	—	5,000	8,000	20	—	33	53
KDDI CORP JPY5000	—	—	17	17	—	—	82	82
KEIHIN ELEC EXP RL JPY50	2,000	—	2,000	4,000	12	—	12	24
KEIO DENTETSU RY JPY50	2,000	—	2,000	4,000	11	—	11	22
KEYENCE CORP JPY50	100	—	200	300	23	—	45	68
KIKKOMAN CORP JPY50	1,000	—	1,000	2,000	9	—	9	18
KINDEN CORPORATION JPY50	1,000	—	1,000	2,000	7	—	7	14
KINTETSU CORP JPY50	7,000	—	7,000	14,000	22	—	22	44
KIRIN BEVERAGE JPY50	—	—	100	100	—	—	2	2
KIRIN BREWERY CO JPY50	3,000	—	4,000	7,000	27	—	36	63
KOBE STEEL JPY50	9,000	—	10,000	19,000	13	—	14	27

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

KOEI CO JPY50	—	—	1,300	1,300	—	—	30	30
KOKUYO CO JPY50	500	—	500	1,000	5	—	5	10
KOMATSU JPY50	4,000	—	5,000	9,000	27	—	33	60
KOMERI CO JPY50	—	—	100	100	—	—	2	2
KONAMI CORP JPY50	300	—	500	800	7	—	11	18
KONICA MINOLTA HOLDINGS INC JPY50	2,000	—	2,000	4,000	27	—	27	54
KOSE CORP	—	—	100	100	—	—	4	4
KUBOTA CORP JPY50	5,000	—	3,000	8,000	23	—	14	37
KURARAY CO JPY50	2,000	—	2,000	4,000	16	—	16	32
KURITA WATER INDS JPY50	500	—	500	1,000	7	—	7	14
KYOCERA CORP JPY50	700	—	1,000	1,700	51	—	73	124
KYOWA HAKKO KOGYO JPY50	2,000	—	2,000	4,000	14	—	14	28
KYUSHU ELEC POWER JPY500	1,700	—	1,700	3,400	34	—	34	68
LAWSON JPY50	300	—	400	700	10	—	13	23
LEOPALACE21 JPY50	400	—	500	900	7	—	9	16
LION CORP JPY50	—	—	1,000	1,000	—	—	5	5
MABUCHI MOTOR CO JPY50	200	—	200	400	15	—	15	30
MAKITA CORP JPY50	—	—	1,000	1,000	—	—	14	14
MARUBENI CORP JPY50	6,000	—	6,000	12,000	16	—	16	32
MARUI CO JPY50	900	—	2,000	2,900	11	—	25	36
MARUICHI STL TUBE JPY50	—	—	2,000	2,000	—	—	32	32
MATSUI SECURITIES NPV	—	—	200	200	—	—	5	5
MATSUMOTOKIYOSHI JPY50	200	—	200	400	5	—	5	10
MATSUSHITA ELC IND JPY50	9,865	—	13,000	22,865	143	—	188	331
MATSUSHITA ELC WKS JPY50	1,000	—	671	1,671	8	—	6	14
MAZDA MOTOR CORP JPY50	—	—	3,000	3,000	—	—	9	9
MEDICEO HOLDINGS CO LTD NPV	500	—	500	1,000	5	—	5	10
MEIJI DAIRIES CORP JPY50	1,000	—	1,000	2,000	6	—	6	12

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

MEIJI SEIKA KAISHA JPY50	2,000	—	1,000	3,000	8	—	4	12
MEITEC CORPORATION JPY50	200	—	200	400	8	—	8	16
MILLEA HOLDINGS INC NPV	6	—	7	13	79	—	92	171
MINEBEA CO JPY50	2,000	—	2,000	4,000	9	—	8	17
MISUMI CORP JPY50	—	—	100	100	—	—	3	3
MITSUBISHI CHEMICAL JPY50	5,000	—	9,000	14,000	15	—	26	41
MITSUBISHI CORP JPY50	5,000	—	6,000	11,000	55	—	66	121
MITSUBISHI ELEC CP JPY50	6,000	—	8,000	14,000	28	—	37	65
MITSUBISHI ESTATE JPY50	4,000	—	5,000	9,000	42	—	53	95
MITSUBISHI GAS CHM JPY50	2,000	—	1,000	3,000	9	—	4	13
MITSUBISHI HVY IND JPY50	12,000	—	17,000	29,000	34	—	48	82
MITSUBISHI LOGISTC JPY50	—	—	1,000	1,000	—	—	9	9
MITSUBISHI MATERL JPY50	5,000	—	4,000	9,000	10	—	8	18
MITSUBISHI RAYON JPY50	3,000	—	2,000	5,000	10	—	6	16
MITSUBISHI UFJ HOLDINGS INC JPY50000	20	—	17	37	170	—	144	314
MITSUBISHI UFJ SECURITIES CO JPY50	—	—	1,000	1,000	—	—	9	9
MITSUI + CO JPY50	5,000	—	6,000	11,000	42	—	50	92
MITSUI CHEMICALS I JPY50	1,000	—	3,000	4,000	5	—	15	20
MITSUI ENG+SHIPBG JPY50	4,000	—	3,000	7,000	7	—	5	12
MITSUI FUDOSAN CO JPY50	3,000	—	4,000	7,000	32	—	42	74
MITSUI MINING + SM JPY50	3,000	—	4,000	7,000	12	—	16	28
MITSUI OSK LINES JPY50	4,000	—	5,000	9,000	24	—	30	54
MITSUI SUMITOMO INSURANCE CO JPY50	6,000	—	8,000	14,000	49	—	66	115
MITSUI TRUST HLDGS NPV	2,000	—	3,000	5,000	14	—	21	35
MITSUKOSHI LTD NPV	2,000	—	2,000	4,000	9	—	9	18
MITSUMI ELECTRIC JPY50	500	—	400	900	6	—	5	11
MIZUHO FINL GB NPV	33	—	46	79	128	—	177	305
MIZUHO INVEST SECS JPY50	—	—	2,000	2,000	—	—	4	4

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

MIZUHO TRUST + BANKING CO. LTD JPY50	—	—	14,000	14,000	—	—	23	23
MURATA MFG CO JPY50	1,000	—	1,200	2,200	48	—	57	105
MUSASHINO BANK JPY500	—	—	100	100	—	—	4	4
NAGOYA RAILROAD CO JPY50	—	—	3,000	3,000	—	—	10	10
NAMCO JPY50	300	—	200	500	3	—	2	5
NAMCO LIMITED NPV DFD SETTLEMENT	—	—	200	200	—	—	2	2
NEC CORP JPY50	6,000	—	7,000	13,000	33	—	39	72
NEC ELECTRONICS CP NPV	200	—	100	300	10	—	5	15
NET ONE SYSTEMS CO JPY5000	2	—	2	4	8	—	8	16
NGK INSULATORS JPY50	1,000	—	1,000	2,000	8	—	8	16
NGK SPARK PLUG CO JPY50	1,000	—	1,000	2,000	10	—	10	20
NHK SPRING CO JPY50	—	—	1,000	1,000	—	—	7	7
NICHICON CORP JPY50	—	—	200	200	—	—	2	2
NICHIREI	2,000	—	1,000	3,000	7	—	3	10
NIDEC CORPORATION JPY50	200	—	100	300	22	—	11	33
NIKKO CORDIAL CORP JPY50	6,000	—	8,000	14,000	27	—	36	63
NIKON CORP JPY50	1,000	—	1,000	2,000	10	—	10	20
NINTENDO CO JPY50	400	—	500	900	45	—	56	101
NIPPON BROADCASTING JPY50	—	—	30	30	—	—	1	1
NIPPON BUILDING FUND INC	1	—	—	1	8	—	—	8
NIPPON EXPRESS CO JPY50	3,000	—	4,000	7,000	14	—	19	33
NIPPON KAYAKU CO LTD	1,000	—	—	1,000	5	—	—	5
NIPPON LIGHT METAL JPY50	3,000	—	2,000	5,000	7	—	5	12
NIPPON MEAT PACKER JPY50	1,000	—	1,000	2,000	12	—	12	24
NIPPON MINING HLDG NPV	2,000	—	3,500	5,500	10	—	17	27
NIPPON OIL CORP JPY50	6,000	—	6,000	12,000	38	—	38	76
NIPPON PAINT	—	—	1,000	1,000	—	—	4	4
NIPPON PAPER GROUP INC NPV	4	—	4	8	18	—	18	36

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

NIPPON SHEET GLASS JPY50	1,000	—	1,000	2,000	1	—	3	4
NIPPON SHOKUBAI CO JPY50	1,000	—	1,000	2,000	7	—	7	14
NIPPON STEEL CORP JPY50	23,000	—	27,000	50,000	54	—	63	117
NIPPON TEL+TEL CP JPY50000	21	—	27	48	89	—	115	204
NIPPON TV NETWORK JPY500	—	—	10	10	—	—	1	1
NIPPON YUSEN KK JPY50	4,000	—	4,000	8,000	20	—	20	40
NIPPON ZEON CO JPY50	1,000	—	1,000	2,000	8	—	8	16
NIPPONKOA INSURAN JPY50	—	—	3,000	3,000	—	—	17	17
NISHI NIPPON CITY JPY50	—	—	3,000	3,000	—	—	13	13
NISHI NIPPON RLRD JPY50	—	—	1,000	1,000	—	—	3	3
NISHIMATSU CONSTRUCTION	1,000	—	—	1,000	1	—	—	1
NISSAN CHEM INDS JPY50	1,000	—	1,000	2,000	8	—	8	16
NISSAN MOTOR CO JPY50	10,700	—	11,700	22,400	121	—	132	253
NISSAY DOWA GENERA JPY50	—	—	1,000	1,000	—	—	5	5
NISSHIN SEIFUN GRP JPY50	1,000	—	1,000	2,000	10	—	10	20
NISSHIN STEEL CO JPY50	3,000	—	5,000	8,000	7	—	11	18
NISSHINBO IND INC JPY50	1,000	—	1,000	2,000	7	—	7	14
NISSIN FOOD PRODS JPY50	500	—	400	900	12	—	10	22
NITORI CO JPY50	100	—	50	150	5	—	3	8
NITTO DENKO CORP JPY50	700	—	700	1,400	33	—	33	66
NOK CORP JPY50	400	—	1,000	1,400	12	—	30	42
NOMURA HOLDINGS JPY50	8,000	—	10,000	18,000	98	—	123	221
NOMURA RESEARCH INC NPV	100	—	200	300	9	—	17	26
NSK JPY50	2,000	—	2,000	4,000	9	—	9	18
NTN CORP JPY50	2,000	—	2,000	4,000	11	—	11	22
NTT DATA CORP JPY5000	5	—	6	11	14	—	16	30
NTT DOCOMO NPV	87	—	104	191	154	—	183	337
OBAYASHI CORP JPY50	3,000	—	3,000	6,000	16	—	16	32

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

ODAKYU ELEC RLWY JPY50	3,000	—	3,000	6,000	16	—	16	32
OGAKI KYORITSU BK JPY50	—	—	1,000	1,000	—	—	5	5
OJI PAPER CO JPY50	3,000	—	5,000	8,000	17	—	29	46
OKI ELECTRIC IND JPY50	3,000	—	3,000	6,000	10	—	10	20
OLYMPUS CORP NPV	1,000	—	1,000	2,000	19	—	19	38
OMRON CORP JPY50	1,000	—	1,000	2,000	23	—	23	46
ONO PHARMACEUTICAL JPY50	—	—	300	300	—	—	14	14
ONWARD KASHIYAMA JPY50	1,000	—	1,000	2,000	13	—	13	26
ORACLE CORP JAPAN JPY50	200	—	100	300	10	—	5	15
ORIENT CORP JPY50	—	—	2,000	2,000	—	—	5	5
ORIENTAL LAND CO LTD JPY50	200	—	300	500	12	—	18	30
ORIX CORP JPY50	300	—	400	700	35	—	47	82
OSAKA GAS CO JPY50	9,000	—	9,000	18,000	26	—	26	52
OTSUKA CORPORATION JPY50	—	—	100	100	—	—	5	5
PARK 24 CO JPY50	—	—	100	100	—	—	2	2
PARK 24 CO LTD NPV DFD STLMENT (22DEC04)	—	—	100	100	—	—	2	2
PASONA INC NPV	—	—	1	1	—	—	3	3
PIONEER CORP JPY50	500	—	700	1,200	9	—	13	22
PROMISE CO JPY50	400	—	550	950	25	—	35	60
QP CORP JPY50	700	—	300	1,000	6	—	3	9
RAKUTEN	2	—	—	2	15	—	—	15
RESONA HOLDINGS INC NPV	18,000	—	22,000	40,000	30	—	36	66
RICOH CO JPY50	3,000	—	3,000	6,000	56	—	56	112
RINNAI CORP JPY50	200	—	100	300	5	—	3	8
ROHM CO JPY50	400	—	600	1,000	41	—	62	103
RYOHIN KEIKAKU CO JPY50	200	—	100	300	9	—	4	13
SAGAMI RAILWAY CO JPY50	—	—	1,000	1,000	—	—	3	3
SAN IN GODO BANK JPY50	—	—	1,000	1,000	—	—	7	7

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

SANKEN ELECTRIC CO JPY50	—	—	1,000	1,000	—	—	12	12
SANKYO CO JPY50	1,600	—	1,600	3,200	33	—	33	66
SANKYO CO NPV	200	—	300	500	8	—	12	20
SANKYO SEIKI	—	—	1,000	1,000	—	—	10	10
SANTEN PHARM CO JPY50	—	—	300	300	—	—	5	5
SANYO ELECTRIC CO JPY50	6,000	—	7,000	13,000	19	—	22	41
SANYO SHIPAN	—	—	100	100	—	—	6	6
SAPPORO HOKUYO HLD JPY50000	—	—	1	1	—	—	7	7
SAPPORO HOLDINGS NPV	2,000	—	1,000	3,000	8	—	4	12
SECOM CO JPY50	1,000	—	1,000	2,000	36	—	36	72
SEGA SAMMY HOLDINGS INC ORD SHS	340	—	312	652	16	—	14	30
SEIBU RAILWAY CO JPY50	—	—	1,000	1,000	—	—	5	5
SEIKO EPSON CORP NPV	400	—	800	1,200	17	—	33	50
SEINO TRANSPORTN JPY50	1,000	—	1,000	2,000	9	—	9	18
SEIYU JPY50	—	—	1,000	1,000	—	—	2	2
SEKISUI CHEMICAL JPY50	2,000	—	2,000	4,000	13	—	13	26
SEKISUI HOUSE JPY50	2,000	—	3,000	5,000	21	—	31	52
SEVEN ELEVEN JAPAN NPV	2,000	—	2,000	4,000	58	—	58	116
SFCG CO. LTD JPY50	—	—	30	30	—	—	6	6
SHARP CORP JPY50	4,000	—	4,000	8,000	55	—	55	110
SHIGA BANK JPY50	—	—	1,000	1,000	—	—	5	5
SHIKOKU BANK JPY50	—	—	1,000	1,000	—	—	6	6
SHIKOKU ELEC POWER JPY500	—	—	1,000	1,000	—	—	18	18
SHIMA SEIKI MFG JPY50	—	—	100	100	—	—	3	3
SHIMACHU CO JPY50	200	—	100	300	5	—	2	7
SHIMADZU CORP JPY50	—	—	1,000	1,000	—	—	6	6
SHIMAMURA CO JPY50	100	—	100	200	7	—	7	14
SHIMANO INC JPY50	500	—	1,500	2,000	12	—	37	49

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

SHIMIZU CORP JPY50	3,000	—	3,000	6,000	13	—	13	26
SHIN ETSU CHEM CO JPY50	1,600	—	1,800	3,400	61	—	68	129
SHINKO ELEC INDS JPY50	—	—	100	100	—	—	3	3
SHINKO SECURITIES JPY50	—	—	4,000	4,000	—	—	11	11
SHINSEI BANK NPV	2,000	—	4,000	6,000	13	—	26	39
SHIONOGI + CO JPY50	1,000	—	1,000	2,000	16	—	16	32
SHISEIDO CO JPY50	1,000	—	2,000	3,000	13	—	26	39
SHIZUOKA BANK JPY50	2,000	—	3,000	5,000	17	—	25	42
SHOWA DENKO KK JPY50	5,000	—	5,000	10,000	12	—	12	24
SHOWA SHELL SEKIYU JPY50	500	—	600	1,100	3	—	5	8
SKY PERFECT COMMUN JPY50000	—	—	2	2	—	—	2	2
SKYLARK CO JPY50	300	—	400	700	5	—	7	12
SMBS FRIEND SECS NPV	—	—	500	500	—	—	3	3
SMC CORP JPY50	200	—	300	500	21	—	32	53
SOFTBANK CORPORATION JPY50	1,000	—	900	1,900	45	—	41	86
SOFTBANK INVESTMENT CORP NPV	—	—	9	9	—	—	3	3
SOHGO SECURITY SER NPV	—	—	2,100	2,100	—	—	29	29
SOJITZ HOLDINGS CORP	1,400	—	—	1,400	6	—	—	6
SOMPO JAPAN INS JPY50	3,000	—	4,000	7,000	26	—	35	61
SONY CORP JPY50	4,000	—	4,800	8,800	140	—	167	307
SQUARE ENIX CO LTD NPV	—	—	100	100	—	—	3	3
STANLEY ELECTRIC JPY50	300	—	300	600	4	—	5	9
SUMISHO COMP SYS JPY50	—	—	1,100	1,100	—	—	23	23
SUMISHO LEASE CO JPY50	—	—	100	100	—	—	4	4
SUMITOMO BAKELITE JPY50	1,000	—	2,000	3,000	6	—	12	18
SUMITOMO CHEMICAL JPY50	6,000	—	6,000	12,000	29	—	29	58
SUMITOMO CORP JPY50	4,000	—	5,000	9,000	30	—	37	67
SUMITOMO ELEC INDS JPY50	3,000	—	3,000	6,000	28	—	28	56

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

SUMITOMO FORESTRY JPY50	—	—	1,000	1,000	—	—	9	9
SUMITOMO HEAVY IND JPY50	3,000	—	2,000	5,000	9	—	6	15
SUMITOMO METAL IND JPY50	11,000	—	18,000	29,000	13	—	22	35
SUMITOMO METAL MNG JPY50	2,000	—	3,000	5,000	14	—	20	34
SUMITOMO MITSUI GR NPV	18	—	23	41	117	—	149	266
SUMITOMO OSAKA CEM JPY50	3,000	—	3,000	6,000	7	—	7	14
SUMITOMO RLTY+DEV JPY50	1,000	—	2,000	3,000	11	—	22	33
SUMITOMO RUBBER JPY50	—	—	2,000	2,000	—	—	17	17
SUMITOMO TRUST+BKG JPY50	5,000	—	6,000	11,000	29	—	35	64
SURUGA BANK JPY50	1,000	—	1,000	2,000	8	—	8	16
SUZUKEN CO LTD JPY50	200	—	100	300	3	—	2	5
SUZUKI MOTOR CORP JPY50	—	—	2,000	2,000	—	—	35	35
T+D HOLDINGS INC NPV	600	—	950	1,550	27	—	42	69
TAIHEIYO CEMENT JPY50	4,000	—	6,000	10,000	9	—	14	23
TAISEI CORP JPY50	4,000	—	3,000	7,000	14	—	11	25
TAISHO PHARM CO JPY50	1,000	—	1,000	2,000	18	—	18	36
TAIYO NIPPON SANSO NPV	1,000	—	1,000	2,000	4	—	5	9
TAIYO YUDEN CO JPY50	—	—	1,000	1,000	—	—	10	10
TAKARA HOLDINGS JPY50	1,000	—	1,000	2,000	6	—	6	12
TAKASHIMAYA CO JPY50	1,000	—	1,000	2,000	9	—	9	18
TAKEDA PHARMACEUTICAL CO LTD JPY50	3,800	—	3,500	7,300	184	—	169	353
TAKEFUJI CORP JPY50	330	—	300	630	21	—	19	40
TANABE SEIYAKU CO JPY50	—	—	1,000	1,000	—	—	9	9
TDK CORP JPY50	500	—	500	1,000	35	—	35	70
TEIJIN JPY50	2,000	—	3,000	5,000	8	—	12	20
TEIKOKU OIL CO JPY50	1,000	—	1,000	2,000	6	—	5	11
TERUMO CORP JPY50	500	—	700	1,200	12	—	17	29
THK CO JPY50	500	—	600	1,100	9	—	10	19

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

TIS INC JPY50	200	—	200	400	7	—	7	14
TOBU RAILWAY CO JPY50	3,000	—	3,000	6,000	11	—	11	22
TODA CORPORATION JPY50	—	—	1,000	1,000	—	—	4	4
TOHO CO JPY500	800	—	600	1,400	11	—	9	20
TOHO GAS CO JPY50	—	—	2,000	2,000	—	—	6	6
TOHOKU ELEC POWER JPY500	1,500	—	1,900	3,400	26	—	32	58
TOKUYAMA CORP JPY50	—	—	1,000	1,000	—	—	5	5
TOKYO ELEC POWER JPY500	5,000	—	5,400	10,400	114	—	122	236
TOKYO ELECTRON JPY50	700	—	700	1,400	38	—	38	76
TOKYO GAS CO JPY50	11,000	—	11,000	22,000	41	—	41	82
TOKYO STEEL MFG JPY50	—	—	500	500	—	—	8	8
TOKYO STYLE CO JPY50	—	—	1,000	1,000	—	—	11	11
TOKYO TATEMONO CO JPY50	—	—	1,000	1,000	—	—	6	6
TOKYU CORP JPY50	3,000	—	4,000	7,000	14	—	18	32
TOKYU LAND CORP JPY50	2,000	—	1,000	3,000	6	—	3	9
TOMEN CORPORATION JPY50	—	—	3,000	3,000	—	—	4	4
TONEN GEN SEKIYU JPY50	1,000	—	2,000	3,000	9	—	17	26
TOPPAN FORMS JPY50	—	—	100	100	—	—	1	1
TOPPAN PRINTING CO JPY50	2,000	—	3,000	5,000	19	—	29	48
TORAY INDS INC JPY50	5,000	—	5,000	10,000	23	—	23	46
TOSHIBA CORP JPY50	12,000	—	12,000	24,000	49	—	48	97
TOSOH CORP JPY50	3,000	—	2,000	5,000	13	—	8	21
TOTO JPY50	1,000	—	1,000	2,000	9	—	9	18
TOYO SEIKAN KAISHA JPY50	1,000	—	1,000	2,000	16	—	16	32
TOYOBO CO JPY50	3,000	—	3,000	6,000	6	—	7	13
TOYODA GOSEI JPY50	100	—	1,100	1,200	1	—	21	22
TOYOTA INDUSTRIES JPY50	600	—	600	1,200	13	—	14	27
TOYOTA MOTOR CORP JPY50	12,500	—	14,200	26,700	488	—	553	1,041

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

TOYOTA TSUSHO CORP JPY50	—	—	1,000	1,000	—	—	13	13
TREND MICRO INC JPY50	500	—	500	1,000	24	—	24	48
TV ASAHI CORP NPV	—	—	1	1	—	—	2	2
UBE INDUSTRIES JPY50	4,000	—	3,000	7,000	6	—	4	10
UFJ HLDGS JPY50000	15	—	20	35	70	—	93	163
UFJ TSUBASA SECS JPY50	—	—	2,000	2,000	—	—	7	7
ULVACINC NPV	—	—	100	100	—	—	2	2
UNI CHARM CORP JPY50	200	—	200	400	10	—	10	20
UNY CO JPY50	1,000	—	1,000	2,000	10	—	10	20
USHIO INC JPY50	—	—	1,000	1,000	—	—	17	17
USS JPY50	100	—	120	220	7	—	10	17
WACOAL CORP JPY50	—	—	1,000	1,000	—	—	11	11
WEST JAPAN RAILWAY JPY50000	7	—	8	15	28	—	32	60
WORLD CO JPY50	200	—	100	300	6	—	3	9
YAHOO JAPAN CORP JPY50000	4	—	7	11	18	—	32	50
YAHOO JAPAN CORP NPV DFD SETTLEMENT	—	—	5	5	—	—	22	22
YAKULT HONSHA CO JPY50	1,000	—	1,000	2,000	16	—	16	32
YAMADA DENKI CO JPY50	300	—	400	700	10	—	14	24
YAMAGUCHI BANK JPY50	—	—	1,000	1,000	—	—	10	10
YAMAHA CORP JPY50	600	—	700	1,300	9	—	11	20
YAMAHA MOTOR CO JPY50	1,000	—	1,000	2,000	14	—	15	29
YAMANOUCHI PHARM JPY50	1,200	—	1,900	3,100	44	—	70	114
YAMATO TRANSPORT JPY50	2,000	—	2,000	4,000	27	—	27	54
YAMAZAKI BAKING CO JPY50	1,000	—	2,000	3,000	8	—	18	26
YASKAWA ELEC CORP JPY50	—	—	1,000	1,000	—	—	5	5
YOKOGAWA ELECTRIC JPY50	1,000	—	1,000	2,000	12	—	13	25
YOKOHAMA RUBBER CO JPY50	—	—	1,000	1,000	—	—	4	4
YOSHINOYA D+C CO JPY5000	—	—	1	1	—	—	2	2

								17,432

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

LUXEMBOURG
COMMON STOCK
ARCELOR NPV	—	998	2,501	3,499	—	19	47	66
RTL GROUP NPV	—	—	161	161	—	—	11	11
SES GLOBAL FDR EACH REP 1 A NPV	—	—	893	893	—	—	9	9

								86

NETHERLANDS
COMMON STOCK
ABN AMRO HLDGS NV EUR0.56	—	3,100	8,641	11,741	—	74	207	281
AEGON NV EUR0.12	—	2,203	8,021	10,224	—	24	88	112
AHOLD (KON )NV EUR0.25	—	3,821	8,369	12,190	—	27	58	85
AKZO NOBEL NV EUR2	—	339	1,508	1,847	—	13	57	70
ASML HOLDING NV EUR0.02	—	1,763	2,547	4,310	—	25	36	61
CORIO NV EUR10	—	121	274	395	—	6	14	20
DSM NV EUR3	—	101	429	530	—	6	23	29
EADS(EURO AERO DEF EUR1	—	354	1,704	2,058	—	10	49	59
EURONEXT EUR1	—	186	657	843	—	5	19	24
HEINEKEN HOLDING EUR1.6 A	—	—	513	513	—	—	14	14
HEINEKEN NV EUR1.60	—	377	1,440	1,817	—	12	45	57
IHC CALAND NV NTFL2	—	103	—	103	—	6	—	6
ING GROEP NV CVA EUR0.24	—	3,557	11,406	14,963	—	94	302	396
JAMES HARDIE INDS NPV (CHESS FOREIGN UNITS)	2,015	—	2,570	4,585	10	—	12	22
KON KPN NV EUR0.24	—	3,452	13,393	16,845	—	28	107	135
NUMICO (KON) NV EUR0.25	—	186	877	1,063	—	6	30	36
OCE NV	—	98	—	98	—	1	—	1

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

PHILIPS ELEC(KON) EUR0.20	—	2,608	6,911	9,519	—	62	163	225
QIAGEN NV	—	353	—	353	—	4	—	4
RANDSTAD HLDGS NV EUR0.10	—	—	470	470	—	—	16	16
REED ELSEVIER NV EUR0.06	—	1,745	3,935	5,680	—	23	52	75
RODAMCO EUROPE EUR8	—	204	396	600	—	14	27	41
ROYAL DUTCH PETROL EUR0.56(BR)	—	4,332	11,075	15,407	—	236	601	837
STMICROELECTRONICS EUR1.04	—	—	3,625	3,625	—	—	67	67
TPG NV EUR0.48	—	419	2,450	2,869	—	10	59	69
UNILEVER NV CVA NLG1.12	—	1,131	3,015	4,146	—	66	175	241
VEDIOR CVA	—	111	—	111	—	2	—	2
VNU NV EUR0.20	—	278	1,332	1,610	—	8	36	44
WERELDHAVE NV	—	61	—	61	—	5	—	5
WOLTERS KLUWER CVA EUR0.12	—	338	1,579	1,917	—	6	29	35

								3,069

NEW ZEALAND
COMMON STOCK
AIR NEW ZEALAND NPV	—	—	395	395	—	—	—	—
AUCKLAND INTL AIRPORT LTD NPV	1,077	—	892	1,969	5	—	4	9
BRISCOE GROUP NPV	—	—	95	95	—	—	—	—
CARTER HOLT HARVEY NPV	7,805	—	3,779	11,584	11	—	6	17
CONTACT ENERGY NPV	3,649	—	1,048	4,697	15	—	4	19
FISHER + PAYKEL AP NPV	1,850	—	1,226	3,076	5	—	3	8
FISHER + PAYKEL HEALTHCARE CORNPV	2,940	—	985	3,925	6	—	2	8
FLETCHER BUILDING NPV	1,911	—	1,900	3,811	7	—	7	14
INDEPENDENT NEWS NPV	—	—	3,598	3,598	—	—	12	12
INFRATIL LTD NPV	—	—	1,016	1,016	—	—	2	2
INFRATIL LTD WTS EXP 10JUL09	—	—	203	203	—	—	—	—

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

KIWI INC PROP TST ORD UNITS NPV	—	—	6,039	6,039	—	—	5	5
NGC HOLDINGS NPV	—	—	1,302	1,302	—	—	3	3
NUFARM NPV(AUST LISTING)	—	—	890	890	—	—	5	5
PORT OF TAURANGA NPV	—	—	94	94	—	—	—	—
PORTS OF AUCKLAND NPV	—	—	30	30	—	—	—	—
SANFORD NPV	—	—	733	733	—	—	2	2
SKY CITY ENTERTAINMENT LTD NPV	1,706	—	2,054	3,760	5	—	6	11
SKY NETWORK TELE L NPV	—	—	136	136	—	—	1	1
TELECOM CORP OF NZ NPV (NZ LISTING)	6,954	—	9,865	16,819	28	—	39	67
TOWER LIMITED	—	—	2,200	2,200	—	—	4	4
WAREHOUSE GROUP NPV	—	—	1,391	1,391	—	—	4	4
WESTPAC TRUST INV NPV	—	—	165	165	—	—	2	2

								193

PREFERRED STOCK
TENON LIMITED PRF NPV	—	—	877	877	—	—	1	1

								1

NORWAY
COMMON STOCK
DNB NOR ASA NOK10	—	2,172	5,147	7,319	—	18	43	61
NORSK HYDRO AS NOK20	—	183	1,050	1,233	—	14	77	91
NORSKE SKOGSINDUST ORD A NOK10	—	244	684	928	—	4	12	16
ORKLA ASA NOK6.25	—	256	1,095	1,351	—	7	31	38
SCHIBSTED AS	—	584	—	584	—	13	—	13
STATOIL ASA NOK2.50	—	546	2,297	2,843	—	8	33	41
STOREBRAND ASA A NOK5	—	190	1,817	2,007	—	1	14	15
TANDBERG ASA	—	153	—	153	—	1	—	1

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

TELENOR AS ORD NOK6	—	2,290	4,601	6,891	—	18	37	55
YARA INTERNATIONAL NOK1.70	—	183	1,152	1,335	—	2	12	14

								347

PORTUGAL
COMMON STOCK
BANCO BPI SA EUR1 REGD	—	1,252	2,741	3,993	—	5	11	16
BCO COM PORTUGUES EUR1(REGD)	—	2,393	12,766	15,159	—	6	30	36
BCO ESPIR SANTO PTES1000(REGD)	—	842	374	1,216	—	14	6	20
BRISA AUTO ESTRADA EUR1 PRIV	—	337	2,239	2,576	—	3	18	21
CIMPOR CIMENTOS DE EUR1(REGD)	—	2,790	907	3,697	—	15	5	20
EDP ENERGIAS PORTUGAL EUR1 (REGD)	—	2,244	11,555	13,799	—	7	34	41
JERONIMO MARTINS	—	36	—	36	5	—	—	5
PORTUGAL TCOM SGPS EUR1(REGD)	—	1,173	6,621	7,794	—	13	75	88
PT MULTIMEDIA SGPS EUR0.5(REGD)	—	—	255	255	—	—	6	6
SONAE INVESTIMENTOS	—	1,246	—	1,246	—	2	—	2

								254

SINGAPORE
COMMON STOCK
ALLGREEN PROPERTIE SGD0.50	—	—	1,000	1,000	—	—	1	1
CAPITACOMMERCIAL NPV (REIT)	—	—	400	400	—	—	—	—
CAPITALAND SGD1	3,000	—	4,000	7,000	3	—	4	7
CAPITAMALL TRUST SGD1 UNITS	—	—	4,000	4,000	—	—	4	4
CHARTERED SEMI CONDUCTORS SGD0.26	22,000	—	3,000	25,000	14	—	2	16
CHINA AVIATION OIL (SINGAPORE)SGD0.05	—	—	1,400	1,400	—	—	1	1
CITY DEVELOPMENT WARRANTS	400	—	—	400	—	—	—	—
CITY DEVELOPMENTS SGD 0.50	4,000	—	3,000	7,000	15	—	11	26

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

COMFORTDELGRO CORP SGD0.25	8,000	—	10,012	18,012	7	—	9	16
CREATIVE TECHNOLOGY ORD SGD0.25	—	—	350	350	—	—	4	4
DATACRAFT ASIA SGD0.10	—	—	3,000	3,000	—	—	2	2
DBS GROUP HLDGS SGD1	4,000	—	6,000	10,000	38	—	56	94
ELEC + ELTEK INTL SGD0.80	—	—	1,400	1,400	—	—	4	4
FORTUNE R/EST INV NPV (REIT)	—	—	2,000	2,000	—	—	2	2
FRASER AND NEAVE LTD SGD1 (POST RECONST)	1,000	—	1,000	2,000	8	—	8	16
HAW PAR CORP LTD SGD1	204	—	1,103	1,307	—	—	3	3
HONG LEONG SINGAPORE SGD1	—	—	1,000	1,000	—	—	2	2
JARDINE CYCLE + CARRIAGE LTD SGD1	—	—	1,000	1,000	—	—	5	5
KEPPEL CORP SGD0.50	4,000	—	4,000	8,000	20	—	19	39
MOBILEONE ORD SGD0.20	—	—	5,000	5,000	—	—	5	5
NATSTEEL LTD SGD0.50	—	—	4,000	4,000	—	—	5	5
NEPTUNE ORIENT LNS SGD1	—	—	3,000	3,000	—	—	5	5
O/SEAS CHINESE BK SGD1	4,000	—	5,000	9,000	33	—	41	74
PACIFIC CENTURY SDG0.10	—	—	3,600	3,600	—	—	1	1
PARKWAY HLDGS SGD0.50	—	—	2,000	2,000	—	—	2	2
SEMBCORP INDUSTRIE SGD0.25	6,000	—	3,000	9,000	6	—	3	9
SEMBCORP LOGISTICS SGD0.25	1,000	—	2,000	3,000	—	—	3	3
SEMBCORP MARINE SGD0.10	—	—	7,000	7,000	—	—	4	4
SINGAPORE AIRLINES SGD0.50(1000 BOARD LOT)	2,000	—	3,000	5,000	13	—	19	32
SINGAPORE EXCHANGE SGD0.01	5,000	—	4,000	9,000	5	—	4	9
SINGAPORE LAND SGD1	—	—	1,000	1,000	—	—	3	3
SINGAPORE POST SGD0.05	11,000	—	6,000	17,000	6	—	3	9
SINGAPORE PRESS HD SGD0.20	4,250	—	8,500	12,750	12	—	24	36
SINGAPORE TECH ENG SGD0.10	5,000	—	6,000	11,000	7	—	8	15
SINGAPORE TELECOM SGD0.15 (CHESS UNIT FOR)	—	—	1,237	1,237	—	—	2	2
SINGAPORE TELECOMM SGD0.15	21,358	—	33,642	55,000	31	—	49	80

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

SMRT CORPORATION ORD SGD0.10	—	—	2,000	2,000	—	—	1	1
STATS CHIPPAC LTD SGD0.25	15,000	—	4,000	19,000	9	—	2	11
UNITED O/SEAS BANK SGD1	5,000	—	6,520	11,520	41	—	53	94
UTD INDUSTRIAL CP SGD1	—	—	5,000	5,000	—	—	3	3
UTD O/S LAND	—	—	2,000	2,000	—	—	3	3
VENTURE CORP LTD SGD0.25	1,000	—	1,000	2,000	9	—	10	19
WANT WANT HOLDINGS USD0.10	—	—	8,000	8,000	—	—	8	8
WING TAI HOLDINGS SGD 0.25	—	—	1,000	1,000	—	—	1	1

								676

SPAIN
COMMON STOCK
ABERTIS INFRAESTRUCTURAS S.A. EUR3	—	1,119	1,951	3,070	—	21	36	57
ABERTIS INFRAESTRUCTURAS S.A. SHS A	—	—	85	85	—	—	2	2
ACCIONA S.A. UER1	—	193	136	329	—	14	10	24
ACERINOX S.A. ORD SHS EUR.25	—	944	1,387	2,331	—	13	19	32
ACS ACTIVIDADES CO EURO.5	—	708	1,876	2,584	—	14	36	50
AGUAS DE BARCELONA	—	970	—	970	—	17	—	17
ALTADIS S.A. EUR0.6 (REGD)	—	362	1,533	1,895	—	13	56	69
AMADEUS GLOBAL TRAVEL SER A EUR0.01	—	1,387	1,866	3,253	—	11	15	26
ANTENA 3 TV EUR3	—	20	104	124	—	1	7	8
BANKINTER SA EUR1.5(REGD)	—	—	397	397	—	—	18	18
BBVA (BILB VIZ ARG) EUR0.49	—	6,698	17,806	24,504	—	105	279	384
BCC DE SABADELL EUR0.5	—	—	1,617	1,617	—	—	35	35
BCO POPULAR ESP EUR0.5	—	300	1,062	1,362	—	17	60	77
BCO SANT CENT HISP EURO.50(REGD)	—	8,923	24,657	33,580	—	100	275	375
CIA ESP PETROLEOS EUR1	—	—	347	347	—	—	13	13
CORP FINANC ALBA EUR1	—	—	159	159	—	—	5	5

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

CORP MAPFRE SA EUR0.5	—	—	560	560	—	—	7	7
ENDESA S.A. EUR1.2	—	1,981	5,572	7,553	—	40	113	153
FOM CONST Y CONTRA EUR1	—	337	281	618	—	13	11	24
GAMESA CORP TECNO EUR0.17	—	—	570	570	—	—	8	8
GAS NATURAL SDG EUR1	—	169	1,168	1,337	—	5	32	37
GESTEVIS TELECINO EUR0.5	—	—	520	520	—	—	10	10
GRUPO FERROVIAL S.A. ORD NPV	—	—	360	360	—	—	16	16
IBERDROLA S.A. EUR3	—	1,755	4,756	6,511	—	39	104	143
IBERIA	—	1,446	—	1,446	—	4	—	4
INDITEX EUR0.15	—	960	1,280	2,240	—	24	33	57
INDRA SISTEMAS S.A.	—	360	—	360	—	5	—	5
PROMOTORA DE INFOR EUR0.10	—	95	410	505	—	2	8	10
REPSOL YPF S.A. EUR1	—	1,904	6,436	8,340	—	41	139	180
SACYR VALLEHERMOSO S.A. EUR1	—	298	703	1,001	—	5	11	16
SOGECABLE ORD SHS EUR2	—	—	497	497	—	—	20	20
TELEFONICA PUBLIC INFO	—	207	—	207	—	2	—	2
TELEFONICA S.A. EUR 1	—	9,077	26,022	35,099	—	150	429	579
TERRA NETWORKS S.A. EUR2	—	—	1,811	1,811	—	—	7	7
UNION FENOSA EUR3	—	247	1,608	1,855	—	6	39	45
ZARDOYA OTIS EUR0.1	—	—	460	460	—	—	10	10

								2,526

SWEDEN
COMMON STOCK
AINAX AB SEK10	—	84	122	206	—	1	4	5
ASSA ABLOY SEK1 SER B	—	367	1,788	2,155	—	5	24	29
ATLAS COPCO AB SER A SEK5.0	—	140	671	811	—	6	28	34
ATLAS COPCO AB SER B SEK5	—	151	244	395	—	6	9	15

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

AXFOOD AB	—	30	—	30	—	1	—	1
CASTELLUM AB	—	51	—	51	—	1	—	1
ELECTROLUX AB SERVB SEK5	—	369	1,493	1,862	—	7	28	35
ENIRO AB	—	568	—	568	—	5	—	5
ERICSSON (LM) TEL SEK1 SER B	—	29,820	81,005	110,825	—	87	235	322
FABEGE AB	—	269	—	269	—	4	—	4
FORENINGSSPARBK SEK20 SER A	—	—	2,088	2,088	—	—	44	44
GAMBRO SER A SEK2	—	585	1,314	1,899	—	7	15	22
GAMBRO SER B SEK2	—	—	455	455	—	—	5	5
GETINGE AB	—	445	—	445	—	5	—	5
HENNES + MAURITZ SEK0.25 SER B	—	992	1,539	2,531	—	29	45	74
HOLMEN AB SEK50 SER B	—	144	302	446	—	4	9	13
INDUSTRIVARDEN AB SER A SEK5	—	—	834	834	—	—	18	18
INDUSTRIVARDEN AB SER C SEK5	—	—	174	174	—	—	3	3
INVESTOR AB SEK6.25 SER B	—	—	3,103	3,103	—	—	34	34
INVESTOR AB SER 6.25 SER A	—	—	915	915	—	—	10	10
NORDEA BANK AB ORD EUR0.39632	—	5,227	15,369	20,596	—	45	133	178
OMHEX AB	—	972	—	972	—	12	—	12
SANDVIK AB SEK6	—	274	1,388	1,662	—	10	52	62
SAS AB	—	92	—	92	—	1	—	1
SCANIA AB SEK10 SER B	—	—	527	527	—	—	19	19
SECURITAS SER B SEK1	—	369	1,787	2,156	—	5	24	29
SKAND ENSKILDA BKN SER A SEK10	—	1,673	3,556	5,229	—	28	59	87
SKANDIA FORSAKRING SEK1	—	824	5,377	6,201	—	3	20	23
SKANSKA AB SER B SEK3	—	477	2,045	2,522	—	5	22	27
SKF AB SER A SEK12.50 FREE	—	—	101	101	—	—	4	4
SKF AB SER B SEK 12.50	—	166	496	662	—	6	19	25
SSAB(SVENSKT STAL) SEK25 SER A	—	—	292	292	—	—	6	6

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

SSAB(SVENSKT STAL) SEK25 SER B	—	282	203	485	—	5	4	9
SVENSKA CELLULOSA SER B SEK10 FREE	—	237	1,027	1,264	—	9	38	47
SVENSKA HANDELSBANKEN SERIES APV SEK4.15	—	1,189	3,427	4,616	—	26	74	100
SWEDISH MATCH SEK2.4	—	601	1,791	2,392	—	7	20	27
TELE2 AB SEK5 SER B	—	117	710	827	—	4	24	28
TELIASONERA AB SEK3.2	—	4,040	6,066	10,106	—	22	32	54
TELIASONERA AB SEK3.2	—	—	1,303	1,303	—	—	7	7
TRELLEBORG AB B SHARES	—	266	—	266	—	4	—	4
VOLVO AB SEK6 SER A	—	416	645	1,061	—	15	24	39
VOLVO AB SEK6 SER B	—	283	1,676	1,959	—	11	63	74

								1,541

SWITZERLAND
COMMON STOCK
ABB LTD CHF2.50 (REGD)	—	2,827	10,745	13,572	—	16	62	78
ADECCO SA CHF1 (REGD)	—	506	731	1,237	—	24	35	59
BALOISE HLDGS CHF0.1 REGD	—	—	291	291	—	—	12	12
CIBA SPECIALTY CHE CHF6 (REGD)	—	82	380	462	—	6	26	32
CLARIANT CHF5 (REGD)	—	1,322	1,209	2,531	—	18	16	34
CONVERIUM HLDGS CHF5	—	—	751	751	—	—	6	6
CREDIT SUISSE GRP CHF3 (REGD)	—	2,249	6,154	8,403	—	77	210	287
GEBERIT, REGISTERED	—	10	—	10	—	7	—	7
GIVAUDAN AG CHF10	—	25	44	69	—	16	27	43
HOLCIM CHF2 (REGD)	—	382	909	1,291	—	20	49	69
JULIUS BAER HLDG CHF0.5	—	—	41	41	—	—	11	11
KUDELSKI SA—BEARER	—	41	—	41	—	1	—	1
KUEHNE + NAGEL AG CHF5(REGD)	—	—	34	34	—	—	6	6
LOGITECH INTERNATIONAL	—	54	—	54	—	3	—	3

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

LONZA GROUP AG CHF1 REGD	—	99	250	349	—	5	12	17
NESTLE SA CHF1 (REGD)	—	821	2,078	2,899	—	195	491	686
NOBEL BIOCARE AG CHF2.00 (BR)	—	—	133	133	—	—	22	22
NOVARTIS AG CHF0.50 REGD	—	4,951	14,883	19,834	—	237	709	946
PARGESA HLDGS SA CHF1000 (BR)	—	—	11	11	—	—	35	35
RICHEMONT (CIE FIN) A CHF1 (BR) EQUITY UNIT	—	1,251	2,747	3,998	—	36	78	114
ROCHE HLDGS AG CHF1	—	134	115	249	—	16	14	30
ROCHE HOLDINGS AG GENUSSCHEINE NPV	—	1,296	3,668	4,964	—	133	375	508
SCHINDLER HLDG AG CHF1.00 REGD POST SUBD	—	18	16	34	—	6	6	12
SERONO SA B CHF25 BR	—	26	30	56	—	16	19	35
SGS SA CHF20(REGD)	—	21	31	52	—	13	20	33
STRAUMANN HLDG CHF0.10(REGD)	—	—	36	36	—	—	7	7
SULZER AG	—	42	—	42	—	14	—	14
SWATCH GROUP CHF 0.45 (REGD)	—	496	455	951	—	14	13	27
SWATCH GROUP CHF2.25(BR)	—	38	194	232	—	5	26	31
SWISS LIFE HOLDING CHF50	—	—	141	141	—	—	18	18
SWISS REINSURANCE CHF0.1	—	561	1,692	2,253	—	35	104	139
SWISSCOM AG CHF1 (REGD)	—	56	136	192	—	20	49	69
SYNGENTA AG CHF8.30(REGD)	—	133	578	711	—	13	55	68
UBS AG CHF.80 (REGD)	—	2,109	6,606	8,715	—	152	476	628
UNAXIS HOLDING AG CH	—	12	—	12	—	1	—	1
ZURICH FIN SVS GRP CHF6.50	—	256	755	1,011	—	37	107	144

								4,232

PREFERRED STOCK
SCHINDLER HLDG AG CHF1.00 PTG CERTS	—	—	20	20	—	—	6	6

								6

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

THAILAND
COMMON STOCK
TOTAL ACCESS COMMU THB10(SING QUOTE)	—	—	400	400	—	—	1	1

								1

UNITED KINGDOM
COMMON STOCK
3I GROUP ORD GBP0.50	—	741	3,226	3,967	—	8	34	42
ABBEY NATIONAL ORD GBP0.10	—	—	7,787	7,787	—	—	90	90
AEGIS GROUP ORD GBP0.05	—	2,466	6,766	9,232	—	5	13	18
ALLIANCE AND LEI PLC ORD GBP0.50	—	—	2,412	2,412	—	—	38	38
ALLIANCE TRUST ORD GBP0.25	—	—	186	186	—	—	9	9
ALLIANCE UNICHEM ORD GBP0.10	—	1,206	1,408	2,614	—	15	17	32
ALLIED DOMECQ ORD GBP0.25	—	—	5,830	5,830	—	—	52	52
AMEC PLC	—	938	—	938	—	5	—	5
AMVESCAP ORD GBP0.25	—	842	4,254	5,096	—	5	23	28
ANGLO AMERICAN PLC USD0.50	—	—	7,614	7,614	—	—	167	167
ANTOFAGASTA HLDGS ORD GBP0.05	—	—	442	442	—	—	8	8
ARM HOLDINGS PLC	—	1,271	—	1,271	—	2	—	2
ASSOC BRIT PORTS ORD GBP0.25	—	591	1,742	2,333	—	5	15	20
ASSOCIATED BRITISH FOODS PLC ORD GBP	—	—	2,097	2,097	—	—	27	27
ASTRAZENECA ORD USD0.25	—	3,389	8,755	12,144	—	139	359	498
AVIVA PLC ORD GBP0.25	—	4,693	11,550	16,243	—	47	115	162
AWG ORD GBP0.1990049	—	—	776	776	—	—	10	10
BAA ORD GBP 1	—	2,227	5,593	7,820	—	23	59	82
BAE SYSTEMS ORD GBP0.025	—	7,864	16,008	23,872	—	34	70	104
BARCLAYS ORD GBP0.25	—	12,583	34,074	46,657	—	123	333	456
BARRATT DEVELOPMENT PLC	—	476	—	476	—	4	—	4

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

BBA GROUP ORD GBP0.25	—	973	2,423	3,396	—	5	12	17
BERKELEY GROUP HOLDINGS	—	284	—	284	—	6	—	6
BG GROUP ORD GBP0.10	—	7,346	18,001	25,347	—	48	117	165
BHP BILLITON PLC ORD USD0.5	—	5,132	12,997	18,129	—	52	132	184
BICC PLC	—	1,042	—	1,042	—	5	—	5
BOC GROUP ORD GBP0.25	—	620	2,619	3,239	—	10	42	52
BOOTS GROUP ORD GBP0.25	—	1,030	4,018	5,048	—	12	49	61
BP PLC ORD USDO.25	—	45,396	114,587	159,983	—	440	1,109	1,549
BPB ORD GBP0.50	—	887	2,610	3,497	—	7	20	27
BRADFORD + BINGLEY ORD GBP0.25	—	—	3,409	3,409	—	—	17	17
BRAMBLES INDUSTRIE ORD GBP0.05	—	908	3,817	4,725	—	4	18	22
BRIT AMER TOBACCO ORD GBP0.25	—	3,187	8,547	11,734	—	48	129	177
BRITISH AIRWAYS ORD GBP0.25	—	—	2,898	2,898	—	—	11	11
BRITISH LAND CO ORD GBP0.25	—	617	2,592	3,209	—	8	35	43
BRITISH SKY BROADCAST ORD GBP0.50	—	2,919	7,651	10,570	—	27	71	98
BT GROUP ORD GBP0.05	—	18,674	45,155	63,829	—	64	154	218
BUNZL ORD GBP0.25	—	582	2,398	2,980	—	4	18	22
BURBERRY GROUP ORD GBP.0005	—	—	810	810	—	—	6	6
CABLE + WIRELESS ORD GBP0.25	—	2,734	12,528	15,262	—	5	24	29
CADBURY SCHWEPPES ORD GBP0.125	—	4,414	10,851	15,265	—	37	90	127
CAIRN ENERGY PLC ORD GBP0.10	—	—	841	841	—	—	23	23
CAPITA GROUP ORD GBP0.02	—	592	3,510	4,102	—	4	23	27
CARNIVAL PLC ORD USD1.66	—	208	1,108	1,316	—	11	59	70
CATTLES PLC	—	767	—	767	—	5	—	5
CENTRICA ORD GBP0.0617284	—	8,280	20,303	28,583	—	37	90	127
CENTRO PROPS GROUP NPV	—	—	3,690	3,690	—	—	13	13
CLOSE BROTHERS GROUP PLC	—	302	—	302	—	4	—	4
COBHAM PLC ORD GBP0.25	—	217	586	803	—	6	15	21

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

COMPASS GROUP ORD GBP0.10	—	5,227	11,334	16,561	—	22	47	69
CORUS GROUP ORD GBP0.10	—	6,800	23,353	30,153	—	6	21	27
DAILY MAIL + GEN TST A NON VTG GBP0.125	—	380	1,511	1,891	—	5	20	25
DAVIS SERVICE GROUP PLC	—	673	—	673	—	4	—	4
DE LA RUE	—	2,236	—	2,236	—	13	—	13
DIAGEO ORD GBX28.935185	—	5,930	15,732	21,662	—	79	210	289
DIXONS GROUP ORD GBP0.025	—	2,426	10,223	12,649	—	8	32	40
ELECTROCOMPONENTS ORD GBP0.10	—	783	2,335	3,118	—	4	12	16
EMAP ORD GBP0.25	—	319	1,352	1,671	—	5	20	25
EMI GROUP ORD GBP0.14	—	1,419	4,207	5,626	—	6	16	22
ENTERPRISE INNS ORD GBP0.05	—	611	1,844	2,455	—	7	21	28
EXEL ORD GBX27.777777	—	371	1,690	2,061	—	5	22	27
FIRSTGROUP PLC	—	1,032	—	1,032	—	5	—	5
FOR+COL INV TST ORD GBP0.25	—	—	5,403	5,403	—	—	18	18
FRIENDS PROVIDENT ORD GBP0.10	—	2,039	10,301	12,340	—	5	26	31
GALLAHER GROUP ORD GBP0.10	—	—	3,435	3,435	—	—	43	43
GKN ORD GBP0.50	—	908	3,961	4,869	—	4	16	20
GLAXOSMITHKLINE ORD GBP0.25	—	12,291	31,027	43,318	—	259	653	912
GREAT PORTLAND ESTATES	—	162	—	162	—	1	—	1
GROUP 4 SECURICOR ORD GBP0.25	—	—	7,533	7,533	—	—	16	16
GUS PLC ORD GBP0.25	—	2,305	5,297	7,602	—	38	87	125
HAMMERSON PLC ORD GBP0.25	—	497	1,534	2,031	—	7	21	28
HANSON ORD GBP0.10	—	919	3,876	4,795	—	7	29	36
HAYS ORD GBP0.01	—	2,078	9,577	11,655	—	5	23	28
HBOS ORD GBP0.25	—	7,459	20,474	27,933	—	100	274	374
HHG ORD GBP0.10	—	—	14,619	14,619	—	—	12	12
HILL (WILLIAM) ORD GBP0.10	—	759	2,144	2,903	—	7	19	26
HILTON GROUP ORD GBP0.10	—	4,976	8,305	13,281	—	24	39	63

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

HSBC HLDGS ORD USD0.50 (UK REG)	—	22,909	58,634	81,543	—	370	946	1,316
ICAP ORD GBP0.10	—	—	2,429	2,429	—	—	10	10
IMI	—	758	—	758	—	5	—	5
IMPERIAL CHEM INDS ORD GBP1	—	1,485	6,262	7,747	—	6	24	30
IMPERIAL TOBACCO ORD GBP0.10	—	1,609	3,844	5,453	—	38	90	128
INTERCONTINENTAL H ORD GBP1	—	915	3,726	4,641	—	11	46	57
INTERNATIONAL POWER ORD GBP0.50	—	4,356	7,830	12,186	—	13	23	36
INVENSYS ORD GBP0.01	—	4,362	33,576	37,938	—	1	9	10
ITV CNV ORD ORD GBP0.10	—	—	370	370	—	—	—	—
ITV ORD GBP0.10	—	7,766	21,450	29,216	—	15	42	57
JARDINE LLOYD THOM ORD GBP0.05	—	—	813	813	—	—	7	7
JOHNSON MATTHEY ORD GBP1.00	—	273	1,157	1,430	—	5	20	25
JOHNSTON PRESS ORD GBP0.10	—	—	1,500	1,500	—	—	15	15
KELDA GROUP ORD GBX15.55555	—	1,551	1,996	3,547	—	16	20	36
KESA ELECTRICALS ORD GBP0.25	—	651	2,920	3,571	—	3	15	18
KIDDE PLC	—	2,744	—	2,744	—	8	—	8
KINGFISHER ORD GBP0.157142857	—	5,849	12,192	18,041	—	32	68	100
LAND SECS GP ORD GBP.10	—	969	2,448	3,417	—	21	54	75
LEGAL + GENERAL GP ORD GBP0.025	—	13,522	34,136	47,658	—	25	62	87
LIBERTY INTERNATIONAL ORD GBP0.50	—	450	1,700	2,150	—	7	27	34
LLOYDS TSB GROUP ORD GBP0.25	—	11,634	29,324	40,958	—	92	232	324
LOGICA CMG PLC ORD GBP0.10	—	934	4,189	5,123	—	3	14	17
LONMIN ORD USD1	—	—	746	746	—	—	14	14
MAN GROUP ORD USD0.18	—	345	1,621	1,966	—	8	39	47
MARKS + SPENCER GP ORD GBP0.25	—	5,693	10,094	15,787	—	38	66	104
MATALAN ORD GBP0.10	—	—	1,523	1,523	—	—	6	6
MFI FURNITURE PLC	—	1,817	—	1,817	—	3	—	3
MISYS ORD GBP0.01	—	1,193	2,863	4,056	—	5	11	16

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

MITCHELLS + BUTLER ORD GBP0.070833	—	645	2,797	3,442	—	3	15	18
MMO2 ORD GBP0.001	—	—	45,658	45,658	—	—	88	88
MORRISON(W)SUPRMKT ORD GBP0.10	—	—	13,993	13,993	—	—	58	58
NATIONAL GRID TRANSCO PLC ORD GBP0.10	—	6,401	15,876	22,277	—	56	138	194
NEXT GROUP ORD GBP0.10	—	351	1,392	1,743	—	11	43	54
NORTHERN ROCK ORD GBP0.25	—	—	2,219	2,219	—	—	30	30
OLD MUTUAL GBP0.10	—	—	20,203	20,203	—	—	43	43
P + O DFD ORD GBP1.00	—	1,326	3,889	5,215	—	7	19	26
PEARSON ORD GBP0.25	—	999	4,197	5,196	—	11	46	57
PERSIMMON ORD GBP0.10	—	1,095	1,516	2,611	—	12	17	29
PILKINGTON PLC	—	2,730	—	2,730	—	4	—	4
PREMIER FARNELL ORD GBP0.05	—	—	1,971	1,971	—	—	7	7
PROVIDENT FINL ORD GBX10.363636	—	458	1,412	1,870	—	5	15	20
PRUDENTIAL PLC NEW ORD GBP0.05 NIL PAID	—	—	1,613	1,613	—	—	3	3
PRUDENTIAL PLC ORD GBP0.05	—	3,272	12,073	15,345	—	24	89	113
RANK GROUP ORD GBP0.10	—	2,251	3,206	5,457	—	12	17	29
RECKITT BENCKISER PLC ORD GBP0.105263	—	1,347	3,667	5,014	—	37	101	138
REED ELSEVIER PLC ORD GBP0.125	—	3,172	6,648	9,820	—	28	59	87
RENTOKIL INITIAL ORD GBP0.01	—	2,320	9,549	11,869	—	7	27	34
REUTERS GROUP ORD GBP0.25	—	1,786	7,509	9,295	—	12	51	63
REXAM ORD	—	1,506	2,884	4,390	—	12	23	35
RIO TINTO ORD GBP0.10(REGD)	—	2,219	5,466	7,685	—	58	143	201
RMC GROUP ORD GBP0.25	—	477	1,407	1,884	—	7	22	29
ROLLS ROYCE GROUP B SHS	—	148,385	273,193	421,578	—	0	1	1
ROLLS ROYCE GROUP ORD GBP0.20	—	1,814	8,879	10,693	—	9	42	51
ROYAL BK SCOT GRP ORD GBP0.25	—	6,197	16,464	22,661	—	183	485	668
ROYAL+SUN ALLIANCE ORD GBP0.275	—	1,424	15,987	17,411	—	2	22	24
SABMILLER PLC ORD USD0.10	—	1,664	5,268	6,932	—	24	76	100

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

SAGE GROUP ORD GBP0.01	—	1,510	6,749	8,259	—	5	23	28
SAINSBURY (J) ORD GBP0.28571428 (POST REC)	—	1,584	6,689	8,273	—	8	32	40
SCHRODERS NEW NON VTG ORD GBP1.0	—	—	434	434	—	—	5	5
SCHRODERS NEW ORD GBP1.0	—	388	868	1,256	—	5	10	15
SCOT + NEWCASTLE ORD GBP0.20	—	1,000	4,692	5,692	—	7	35	42
SCOT + SOUTHERN EN ORD GBP0.50	—	1,783	4,507	6,290	—	27	69	96
SCOTTISH MORTGAGE INV TRUST ORD GBP0.25	—	—	2,117	2,117	—	—	12	12
SCOTTISH POWER ORD GBP0.50	—	4,461	9,748	14,209	—	36	79	115
SERCO GROUP PLC	—	1,299	—	1,299	—	5	—	5
SEVERN TRENT ORD 65 5/19 GBP	—	429	1,805	2,234	—	7	30	37
SHELL TRNSPT+TRDG ORD GBP0.25 (REGD)	—	20,081	50,773	70,854	—	158	399	557
SHIRE PHARMA GROUP ORD GBP0.05	—	—	2,510	2,510	—	—	24	24
SIGNET GROUP ORD GBP0.005	—	5,727	9,213	14,940	—	11	18	29
SLOUGH ESTATES ORD GBP0.25	—	754	2,200	2,954	—	6	18	24
SMITH + NEPHEW ORD GBP0.1222	—	1,158	4,881	6,039	—	10	41	51
SMITH WH ORD GBP0.021605	—	—	1,003	1,003	—	—	6	6
SMITHS GROUP ORD GBP0.25	—	696	2,958	3,654	—	10	40	50
STAGECOACH HLDGS	—	2,514	—	2,514	—	4	—	4
STANDARD CHARTERED ORD USD0.50	—	—	6,160	6,160	—	—	110	110
TATE + LYLE GBP 0.25	—	1,765	2,542	4,307	—	14	20	34
TAYLOR WOODROW	—	1,069	—	1,069	—	5	—	5
TESCO ORD GBP0.05	—	14,816	40,484	55,300	—	78	213	291
TI AUTOMOTIVE A SHS GBP0.0001	—	—	270	270	—	—	—	—
TOMKINS ORD GBP0.05	—	2,334	4,127	6,461	—	11	19	30
TRAVIS PERKINS ORD GBP0.10	—	—	680	680	—	—	17	17
TRINITY MIRROR ORD GBP0.10	—	—	1,547	1,547	—	—	18	18
UNILEVER ORD GBP0.014	—	5,751	14,637	20,388	—	49	123	172
UNITED UTILITIES ORD GBP1	—	580	3,382	3,962	—	6	36	42

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

UTD BUSINESS MEDIA NEW ORD GBP0.25	—	604	2,023	2,627	—	5	18	23
UTD UTILITIES A SHS GBP0.50	—	836	984	1,820	—	6	7	13
VODAFONE GROUP ORD USD0.10	—	139,584	352,165	491,749	—	358	901	1,259
WHITBREAD ORD GBP0.50	—	369	1,558	1,927	—	6	23	29
WIMPEY (GEORGE)	—	689	—	689	—	4	—	4
WITAN INVESTMENT TRUST ORD GBP0.25	—	—	1,844	1,844	—	—	10	10
WOLSELEY ORD GBP0.25	—	720	3,060	3,780	—	13	53	66
WPP GROUP ORD GBP0.10	—	1,468	6,214	7,682	—	15	62	77
XSTRATA COM STK USD0.5	—	—	2,497	2,497	—	—	39	39
YELL GROUP ORD GBP0.01	—	1,967	3,657	5,624	—	13	25	38

								15,510

UNITED STATES
COMMON STOCK
ISHARES INC MSCI AUSTRALIA INDEX FD	—	—	2,900	2,900	—	—	44	44
ISHARES INC MSCI EMU INDEX FD	—	—	3,800	3,800	—	—	250	250
ISHARES INC MSCI HONG KONG INDEX FD	—	—	2,100	2,100	—	—	23	23
ISHARES INC MSCI JAPAN INDEX FD	—	—	16,800	16,800	—	—	166	166
ISHARES INC MSCI SINGAPORE INDEX FD	—	—	1,100	1,100	—	—	7	7
ISHARES INC MSCI SWEDEN INDEX FD	—	—	800	800	—	—	14	14
ISHARES INC MSCI SWITZERLAND INDEXFD	—	—	3,900	3,900	—	—	60	60
ISHARES INC MSCI UNITED KINGDOM INDEX FD	—	—	11,300	11,300	—	—	189	189
ISHARES TR MSCI EAFE INDEX FD	—	—	4,756	4,756	—	—	696	696
SYNTHES INC CHF0.001 (POST SUBD)	—	120	220	340	—	13	23	36

								1,485

								70,317

Total Common Stock and Preferred Stock (Cost $63,391)

MONEY MARKET FUNDS 1.8%

TD Waterhouse Asian Pacific Index Fund
TD Waterhouse European Index Fund
T. Rowe Price International Equity Index Fund
Pro Forma T. Rowe Price International Equity Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index fund ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma T. Rowe Price International Equity Index Fund

T. ROWE PRICE RESERVE INVESTMENT FUND, 1.81%#	—	—	1,288,308	1,288,308	—	—	1,288	1,288

Total Money Market Funds (Cost $1,288)								1,288

SECURITIES LENDING COLLATERAL 5.5%
INVESTMENT IN MONEY MARKET POOLED ACCOUNT
MANAGED BY JPM	—	—	3,967,482	3,967,482	—	—	3,967	3,967
Total Securities Lending Collateral (Cost $3,967)
								3,967

Total Investments in Securities

105.0% of Net Assets (Cost $9,473, $9,915, $49,258 and $68,646, respectively)					$ 10,260	$ 11,688	$ 53,624	$ 75,572

[1] All securities conform to the investment program of the T. Rowe Price International Equity Index Fund
# - Seven-day yield

The accompanying notes are an integral part of these pro forma combined financial statements

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

CORPORATE BONDS AND NOTES 21.7%
Aerospace & Defense 0.3%
Boeing Capital, 6.10%, 3/1/11		50	50		55	55
Boeing, 6.125%, 2/15/33		50	50		53	53
Lockheed Martin
7.75%, 5/1/26		50	50		61	61
8.50%, 12/1/29		100	100		134	134
Northrop Grumman, 7.125%, 2/15/11		200	200		231	231

						534

Airlines 0.1%
Southwest Airlines, 6.50%, 3/1/12		85	85		93	93

						93

Automobiles & Related 1.7%
American Axle & Manufacturing, 5.25%, 2/11/14		150	150		144	144
DaimlerChrysler
6.40%, 5/15/06	6	100	106	6	105	111
7.20%, 9/1/09	6		6	7		7
7.25%, 1/18/06		100	100		105	105
7.40%, 1/20/05	6		6	6		6
8.50%, 1/18/31		100	100		123	123
Delphi, 6.55%, 6/15/06		100	100		104	104
Ford Motor Credit
6.88%, 2/1/06	64		64	67		67
7.00%, 10/1/13		600	600		635	635
7.375%, 10/28/09		350	350		380	380
General Motors
7.125%, 7/15/13		200	200		208	208
7.20%, 1/15/11		100	100		105	105
8.25%, 7/15/23		150	150		156	156
General Motors Acceptance Corp.
6.125%, 8/28/07		80	80		84	84
6.88%, 9/15/11	50		50	52		52
8.00%, 11/1/31		100	100		103	103
Johnson Controls, 4.875%, 9/15/13		300	300		307	307
Toyota Motor Credit, 4.35%, 12/15/10	5		5	5		5

						2,702

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Banking 3.9%
Banc One, 7.00%, 7/15/05		100	100		103	103
Bank of America
3.25%, 8/15/08		250	250		248	248
3.375%, 2/17/09		250	250		247	247
4.75%, 10/15/06	10		10	10		10
4.875%, 9/15/12		100	100		103	103
6.38%, 2/15/08	10		10	11		11
6.63%, 10/15/07	10		10	11		11
6.75%, 9/15/05	10		10	10		10
7.25%, 10/15/25	10		10	12		12
7.40%, 1/15/11	10	100	110	12	117	129
Bank One
3.70%, 1/15/08		100	100		101	101
5.50%, 3/26/07		50	50		53	53
6.88%, 8/1/06	5		5	5		5
7.13%, 5/15/07	8		8	9		9
7.60%, 5/1/07	8		8	9		9
7.63%, 10/15/26	4		4	5		5
8.00%, 4/29/27	4		4	5		5
BB&T
4.75%, 10/1/12		95	95		96	96
5.25%, 11/1/19		200	200		199	199
Chase Manhattan, 7.88%, 6/15/10	65		65	77		77
Citicorp
6.38%, 1/15/06	4		4	4		4
7.25%, 9/1/08	4		4	5		5
Citicorp, MTN, Series C, 7.00%, 7/1/07	8		8	9		9
Citigroup
5.00%, 9/15/14, 144A		236	236		238	238
5.50%, 8/9/06	12		12	13		13
5.625%, 8/27/12		200	200		216	216
5.75%, 5/10/06		200	200		209	209
6.00%, 2/21/12	13		13	14		14
6.75%, 12/1/05	12		12	13		13
7.25%, 10/1/10	12		12	14		14

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Fifth Third Bank, 2.70%, 1/30/07		200	200		199	199
First Union National Bank
5.80%, 12/1/08		100	100		108	108
7.88%, 2/15/10	4		4	5		5
First Union, 6.40%, 4/1/08		200	200		218	218
FleetBoston Financial, 6.50%, 3/15/08	15		15	17		17
HSBC Bank USA
HSBC Holdings, 7.50%, 7/15/09		100	100		116	116
JP Morgan Chase
4.625%, 4/1/14		250	250		247	247
5.25%, 5/30/07		100	100		105	105
5.875%, 11/1/34		300	300		300	300
6.875%, 1/15/07		200	200		216	216
Key Bank NA, 7.00%, 2/1/11	2		2	2		2
Marshall & Ilsley Bank, 5.25%, 9/4/12		20	20		21	21
MBNA America Bank, 6.50%, 6/20/06		200	200		211	211
Mellon Bank
6.50%, 8/1/05	5		5	5		5
7.625%, 9/15/07		200	200		223	223
National City, 5.75%, 2/1/09		100	100		108	108
National Westminster Bank, 7.38%, 10/1/09	4		4	5		5
North Fork Bancorporation, 5.875%, 8/15/12		25	25		27	27
PNC Funding, 5.75%, 8/1/06		125	125		131	131
Regions Financial, 6.375%, 5/15/12		100	100		111	111
Royal Bank of Canada, 3.875%, 5/4/09		150	150		151	151
Royal Bank of Scotland Group, 5.00%, 10/1/14		125	125		128	128
Suntrust Bank, 5.45%, 12/1/17	5	125	130	5	130	135
Synovus Financial, 4.875%, 2/15/13		90	90		90	90
U.S. Bancorp, 6.375%, 8/1/11		150	150		168	168
U.S. Bank, 4.95%, 10/30/14		200	200		203	203
Wachovia Bank, 4.85%, 7/30/07		85	85		89	89
Wachovia
4.95%, 11/1/06	12		12	13		13
6.25%, 8/4/08	4		4	4		4
6.38%, 1/15/09	2		2	2		2
6.40%, 4/1/08	5		5	6		6
6.63%, 7/15/05	8		8	8		8
7.05%, 8/1/05	8		8	8		8

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Wells Fargo
5.00%, 11/15/14	5		5	5		5
5.125%, 9/1/12		350	350		365	365
5.25%, 12/1/07		100	100		106	106

						6,034

Beverages 0.2%
Anheuser-Busch, 7.55%, 10/1/30		100	100		127	127
Bottling Group, 4.625%, 11/15/12		100	100		102	102
Coca-Cola Enterprises
8.50%, 2/1/12	15		15	19		19
7.13%, 8/1/17	15		15	18		18
6.75%, 1/15/38	8		8	9		9

						275

Broadcasting 0.4%
AOL Time Warner, 7.625%, 4/15/31		300	300		354	354
Turner Broadcasting System, 8.38%, 7/1/13	8		8	10		10
Univision Communications, 3.50%, 10/15/07		200	200		200	200

						564

Building & Real Estate 0.1%
Pulte, 7.875%, 8/1/11		200	200		233	233

						233

Building Products 0.1%
Masco, 5.875%, 7/15/12		100	100		108	108

						108

Cable Operators 0.2%
Clear Channel Communications, 7.65%, 9/15/10		75	75		86	86
Cox Communications
6.75%, 3/15/11		100	100		110	110
7.75%, 8/15/06		50	50		54	54

						250

Computer Service & Software 0.2%
IBM
4.25%, 9/15/09		100	100		103	103
6.50%, 1/15/28	11		11	12		12
7.00%, 10/30/45	10		10	12		12
8.375%, 11/1/19		100	100		133	133

						260

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Conglomerates 0.6%
General Electric Capital
3.125%, 4/1/09		350	350		343	343
5.00%, 6/15/07		200	200		209	209
General Electric Capital, MTN, Series A
5.00%, 2/15/07	80		80	83		83
6.80%, 11/1/05	9		9	9		9
7.38%, 1/19/10	9		9	11		11
Tyco International, 6.375%, 10/15/11		175	175		195	195
United Technologies
4.875%, 11/1/06		125	125		130	130
7.50%, 9/15/29	5		5	6		6

						986

Diversified Chemicals 0.2%
Dow Chemical, 7.00%, 8/15/05		150	150		155	155
E.I. Du Pont de Nemours & Co.
5.88%, 5/11/09	65		65	71		71
8.25%, 9/15/06	5		5	6		6
Praxair
6.375%, 4/1/12	4	100	104	5	112	117
6.50%, 3/1/08	5		5	5		5

						354

Drugs 0.1%
Abbott Laboratories, 5.63%, 7/1/06	5		5	5		5
Bristol-Myers Squibb
4.75%, 10/1/06	9		9	9		9
5.75%, 10/1/11		100	100		108	108
6.80%, 11/15/26	6		6	7		7

						129

Electric Utilities 2.0%
Alabama Power
Series G, 5.38%, 10/1/08	6		6	6		6
5.50%, 10/15/17		100	100		105	105

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Appalachian Power, 3.60%, 5/15/08		200	200		199	199
Black Hills, 6.50%, 5/15/13		50	50		52	52
Boston Edison, 4.875%, 4/15/14		100	100		102	102
CenterPoint Energy Houston Electric, 6.95%, 3/15/33		100	100		116	116
Consolidated Edison, Series B, 7.50%, 9/1/10	5	100	105	6	117	123
Energy East, 5.75%, 11/15/06		40	40		42	42
Entergy Gulf States, 5.20%, 12/3/07		95	95		95	95
Exelon Generation, 6.95%, 6/15/11		200	200		227	227
Florida Power & Light, 4.85%, 2/1/13	5		5	5		5
Indiana Michigan Power, Series C , 6.13%, 12/15/06	3		3	3		3
Korea Electric Power, 144A, 4.25%, 9/12/07		100	100		102	102
NiSource Finance, 7.875%, 11/15/10		200	200		237	237
Oncor Electric Delivery, 7.25%, 1/15/33		100	100		120	120
Pacific Gas & Electric, 3.60%, 3/1/09		200	200		199	199
Pinnacle West Capital, 6.40%, 4/1/06		200	200		209	209
PPL Electric Utilities, 5.875%, 8/15/07		30	30		32	32
PPL Energy Supply, 6.40%, 11/1/11		50	50		55	55
Progress Energy, 7.10%, 3/1/11		100	100		113	113
PSEG Power, 8.625%, 4/15/31		200	200		258	258
Public Service Company of Colorado, 7.875%, 10/1/12		150	150		184	184
Sempra Energy, 6.00%, 2/1/13		120	120		129	129
Southern California Edison, 4.65%, 4/1/15		200	200		197	197
TXU Energy, 7.00%, 3/15/13		50	50		57	57
Virginia Electric & Power
5.75%, 3/31/06		100	100		104	104
Series D, 7.63%, 7/1/07	6		6	7		7

						3,078

Electronic Components 0.1%
Compaq Computer, 7.65%, 8/1/05	5		5	5		5
Hewlett Packard, 5.50%, 7/1/07		100	100		106	106

						111

Energy 0.3%
Pioneer Natural Resource, 5.875%, 7/15/16		100	100		106	106
Transocean
6.95%, 4/15/08	4		4	4		4
7.50%, 4/15/31		200	200		242	242
XTO Energy, 4.90%, 2/1/14		100	100		100	100

						452

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Entertainment & Leisure 0.2%
Viacom
5.50%, 5/15/33		200	200		192	192
5.625%, 8/15/12		65	65		70	70
7.88%, 7/30/30	15		15	19		19

						281

Exploration & Production 0.4%
Anadarko Petroleum, 5.38%, 3/1/07	3		3	3		3
Canadian Natural Resources, 6.45%, 6/30/33		200	200		216	216
Encana, 4.60%, 8/15/09		250	250		258	258
EOG Resources, 6.00%, 12/15/08		100	100		108	108

						585

Finance & Credit 1.1%
Associates, 6.88%, 11/15/08	5		5	6		6
CIT Group, 7.75%, 4/2/12		80	80		95	95
Commercial Credit, 6.75%, 7/1/07		150	150		164	164
Countrywide Home Loan
5.50%, 8/1/06		100	100		104	104
5.625%, 7/15/09		200	200		214	214
MTN, Series H, 6.25%, 4/15/09	15		15	16		16
First Data, 4.70%, 8/1/13		200	200		202	202
Household Finance
4.75%, 07/15/13	9		9	9		9
5.75%, 1/30/07	24	150	174	25	159	184
5.88%, 02/01/09	9		9	10		10
6.38%, 10/15/11	11		11	12		12
8.00%, 5/9/05	14		14	14		14
Household Financial
6.50%, 1/24/06	12		12	13		13
7.00%, 5/15/12	9		9	10		10
International Lease Finance
3.75%, 8/1/07		200	200		202	202
6.375%, 3/15/09		100	100		109	109

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

National Rural Utilities
6.00%, 5/15/06		300	300		314	314
6.13%, 5/15/05	20		20	20		20

						1,698

Food Processing 0.4%
Archer-Daniels-Midland, 8.88%, 4/15/11	5		5	6		6
Best Foods, MTN, Series F, 6.63%, 4/15/28	5		5	6		6
Bunge Limited Finance, 4.375%, 12/15/08		200	200		202	202
Kraft Foods
4.00%, 10/1/08		150	150		152	152
6.50%, 11/1/31		100	100		109	109
Kellogg, Series B, 7.45%, 4/1/31		100	100		125	125
Unilever Capital, 6.88%, 11/1/05	8		8	8		8

						608

Food/Tobacco 0.1%
Philip Morris, 7.00%, 7/15/05		50	50		51	51
UST, 6.625%, 7/15/12		100	100		113	113

						164

Gaming 0.1%
Harrah’s Operating, 5.50%, 7/1/10		150	150		158	158

						158

Gas & Gas Transmission 0.6%
Buckeye Partners, 5.30%, 10/15/14		200	200		204	204
Consolidated Natural Gas
5.00%, 3/1/14		200	200		201	201
Series C, 6.25%, 11/1/11	15		15	17		17
Duke Capital, 4.37%, 3/1/09		200	200		201	201
Kinder Morgan, 6.50%, 9/1/12		100	100		111	111
Panhandle Eastern Pipeline, 4.80%, 8/15/08		200	200		205	205

						939

Insurance 0.9%
Ace Ina Holdings, 8.30%, 8/15/06	3		3	3		3
AFLAC, 6.50%, 4/15/09		100	100		110	110
Allstate
6.125%, 12/15/32		150	150		157	157
6.75%, 5/15/18	3		3	4		4
7.20%, 12/1/09	10		10	12		12
7.50%, 6/15/13	2		2	2		2
7.88%, 5/1/05	5		5	5		5

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

American General Finance, 5.88%, 12/15/05	30		30	31		31
American General Finance, MTN, Series H, 5.38%, 10/1/12	3		3	3		3
American General, 7.50%, 8/11/10		100	100		117	117
GE Global Insurance, 7.75%, 6/15/30		100	100		121	121
Hartford Financial Services Group, 4.75%, 3/1/14		200	200		195	195
John Hancock Financial Services, 5.625%, 12/1/08		100	100		107	107
Lincoln National, 5.25%, 6/15/07		100	100		105	105
Principal Life Global Funding I, 144A, 5.25%, 1/15/13		100	100		103	103
St. Paul Companies, 5.75%, 3/15/07		50	50		53	53
Travelers Property Casualty, 5.00%, 3/15/13		100	100		100	100
XL Capital, 6.50%, 1/15/12		100	100		110	110

						1,338

Investment Dealers 1.5%
Bear Stearns
2.88%, 7/2/08	8		8	8		8
4.50%, 10/28/10		200	200		204	204
Credit Suisse First Boston (USA), 5.125%, 1/15/14		200	200		204	204
Franklin Resources, 3.70%, 4/15/08		20	20		20	20
Goldman Sachs Capital I, 6.345%, 2/15/34		50	50		51	51
Goldman Sachs Group
4.125%, 1/15/08		85	85		87	87
5.15%, 1/15/14		100	100		101	101
6.60%, 1/15/12	7	400	407	8	448	456
6.88%, 1/15/11	7		7	8		8
Lehman Brothers
4.80%, 3/13/14		100	100		100	100
7.625%, 6/1/06		100	100		107	107
Lehman Brothers Holdings
3.95%, 11/10/09		300	300		299	299
6.25%, 5/15/06	11		11	12		12
7.75%, 1/15/05	11		11	11		11
Merrill Lynch
3.125%, 7/15/08		200	200		197	197
6.88%, 11/15/18	65		65	75		75

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Morgan Stanley
4.75%, 4/1/14		150	150		147	147
5.80%, 4/1/07		250	250		266	266
6.10%, 4/15/06	8		8	9		9
6.75%, 4/15/11	8		8	9		9

						2,371

Long Distance 0.5%
AT&T Broadband, 8.375%, 3/15/13		316	316		388	388
Sprint Capital
6.875%, 11/15/28		200	200		215	215
7.625%, 1/30/11		150	150		175	175

						778

Manufacturing 0.2%
Deere & Co., 7.85%, 5/15/10	15		15	17		17
Dover, 6.50%, 2/15/11		100	100		113	113
Honeywell International, 6.63%, 6/15/28	5		5	6		6
John Deere Capital
3.90%, 1/15/08		50	50		51	51
4.50%, 8/22/07		150	150		155	155

						342

Media & Communications 0.3%
Belo, 7.125%, 6/1/07		150	150		163	163
News America
6.75%, 1/9/38 (Tender 1/9/10)		150	150		173	173
7.25%, 5/18/18		100	100		117	117

						453

Metals & Mining 0.3%
Alcan Aluminum, 4.875%, 9/15/12		100	100		102	102
Alcoa
5.375%, 1/15/13		120	120		127	127
6.50%, 6/1/11	12		12	14		14
Inco, 7.75%, 5/15/12		100	100		119	119
Placer Dome, 6.375%, 3/1/33		100	100		106	106

						468

Misc. Consumer Products 0.3%

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Colgate Palmolive, 5.98%, 4/25/12		100	100		110	110
Fortune Brands, 6.25%, 4/1/08		200	200		218	218
Gillette, 3.50%, 10/15/07		50	50		50	50
Newell Rubbermaid, 4.625%, 12/15/09		35	35		36	36
Procter & Gamble, 6.60%, 12/15/04	17		17	17		17

						431

Oil Field Services 0.1%
Baker Hughes, 6.00%, 2/15/09		150	150		163	163

						163

Paper & Paper Products 0.3%
Abitibi Consolidated Company of Canada, 6.95%, 12/15/06		100	100		104	104
Celulosa Arauco Y Constitucion, 8.625%, 8/15/10		150	150		180	180
Weyerhaeuser, 6.75%, 3/15/12		200	200		226	226

						510

Petroleum 0.9%
Atlantic Richfield, 5.90%, 4/15/09		200	200		219	219
BP Co. North America, 6.50%, 8/1/07	4		4	4		4
ChevronTexaco Capital, 3.375%, 2/15/08		200	200		201	201
ChevronTexaco
ConocoPhillips
5.70%, 12/1/08	5		5	5		5
5.90%, 10/15/32		250	250		261	261
5.50%, 1/15/09	5		5	5		5
6.38%, 3/30/09	25		25	28		28
8.63%, 4/1/32	5		5	7		7
Devon Financing, 6.875%, 9/30/11		200	200		228	228
Pemex Project Funding Master Trust, 7.375%, 12/15/14		350	350		388	388
Petrobras International, 9.875%, 5/9/08		45	45		52	52
Vastar Resources, 6.50%, 4/1/09	4		4	5		5

						1,403

Printing & Publishing 0.1%
Reed Elsevier, 6.125%, 8/1/06		200	200		211	211

						211

Railroads 0.3%
Canadian National Railways, 6.25%, 8/1/34		95	95		102	102
Norfolk Southern
7.25%, 2/15/31		100	100		118	118
8.375%, 5/15/05		100	100		103	103

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Union Pacific
5.75%, 10/15/07		100	100		107	107
6.65%, 1/15/11		50	50		56	56

						486

Real Estate Investment Trust Securities 0.2%
EOP Operating, 7.75%, 11/15/07		100	100		112	112
Simon Debartolo, 6.875%, 11/15/06		100	100		107	107
Simon Property, 7.375%, 1/20/06		100	100		106	106

						325

Restaurants 0.1%
Yum! Brands, 7.70%, 7/1/12		100	100		119	119

						119

Retail 0.4%
CVS, 144A, 4.00%, 9/15/09		200	200		201	201
Limited, 6.95%, 3/1/33		100	100		109	109
Target
5.40%, 10/1/08	10		10	11		11
5.875%, 3/1/12		100	100		110	110
5.88%, 11/1/08	1		1	1		1
Wal-Mart
4.15%, 6/15/05	8		8	8		8
4.38%, 7/12/07	1		1	1		1
5.88%, 10/15/05	2		2	2		2
6.875%, 8/10/09		100	100		114	114
7.25%, 6/1/13	9		9	11		11

						568

Savings & Loan 0.1%
Washington Mutual, 8.25%, 4/1/10		100	100		119	119

						119

Specialty Chemicals 0.1%
Chevron Phillips Chemical, 5.375%, 6/15/07		100	100		105	105

						105

Supermarkets 0.1%
Albertson’s, Inc., MTN, Series C, 6.63%, 6/1/28	3		3	3		3
Kroger, 7.625%, 9/15/06		100	100		108	108

						111

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Telecommunications 0.3%
British Telecommunications, STEP
7.875%, 12/15/05		50	50		53	53
8.875%, 12/15/30		100	100		133	133
Telus, 7.50%, 6/1/07		250	250		274	274

						460

Telephones 0.9%
Alltel
6.50%, 11/1/13	5		5	6		6
7.00%, 3/15/16	11		11	13		13
Bellsouth Capital Funding, 7.875%, 2/15/30		100	100		123	123
BellSouth Telecommunications
6.38%, 6/1/28	5		5	5		5
6.75%, 10/15/33	14		14	15		15
BellSouth, 6.88%, 10/15/31	21		21	23		23
Deutsche Telekom International Finance, STEP
8.25%, 6/15/05		100	100		104	104
8.50%, 6/15/10		100	100		120	120
France Telecom, STEP, 8.50%, 3/1/11		200	200		240	240
GTE South, 6.13%, 6/15/07	15		15	16		16
Pacific Bell, 6.25%, 3/1/05	5		5	5		5
Southwestern Bell Telephone, 6.63%, 7/15/07	15		15	16		16
Telecom Italia Capital, 5.25%, 11/15/13		200	200		206	206
Verizon Communications, 6.94%, 4/15/28	15		15	17		17
Verizon Global Funding
4.00%, 1/15/08		100	100		102	102
6.875%, 6/15/12		100	100		115	115
7.25%, 12/1/10		100	100		116	116
7.75%, 12/1/30		100	100		122	122
Verizon New England, 6.50%, 9/15/11	20		20	22		22

						1,386

Transportation (ex rail) 0.1%
FedEx, 6.875%, 2/15/06		144	144		151	151

						151

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Wireless Communications 0.3%
America Movil, 144A, 4.125%, 3/1/09		100	100		99	99
AT&T Wireless Services, 7.50%, 5/1/07	10		10	11		11
Verizon Wireless, 5.375%, 12/15/06		200	200		209	209
Vodafone, 5.375%, 1/30/15		100	100		104	104
Telefonica Europe, 7.35%, 9/15/05		100	100		104	104

						527

Total Corporate Bonds and Notes (Cost $32,124)						33,421

ASSET-BACKED SECURITIES 1.3%
American Express Credit Card Master Trust Series 2000-1, Class A, 7.20%, 9/17/07		100	100		101	101
Bank One Issuance Trust Series 2002-A4, Class A4, 2.94%, 6/16/08		250	250		251	251
Chemical Master Credit Card Trust Series 1996-2, Class A, 5.98%, 9/15/08		100	100		105	105
Citibank Credit Card Master Trust Series 1998-2, Class A, 6.05%, 1/15/10		100	100		108	108
Harley Davidson Motorcycle Trust Series 2003-2, Class A-2, 2.07%, 2/15/11		350	350		345	345
MBNA Credit Card Master Note Trust Series 2001, Class AA, 5.75%, 10/15/08		100	100		105	105
MBNA Master Credit Card Trust II Series 2000-D, Class C, 144A, 8.40%, 9/15/09		100	100		111	111
Reliant Energy Transition Series 2001-1, Class A2, 4.76%, 9/15/09		250	250		258	258
Whole Auto Loan Trust, Series 2004-1, Class A4, 3.26%, 3/15/11		675	675		675	675

Total Asset-Backed Securities (Cost $2,045)						2,059

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Commercial Mortgage Series 2003-1, Class A2, CMO, 4.648%, 9/11/36		500	500		504	504
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41		575	575		583	583
Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38		350	350		358	358
DLJ Commercial Mortgage Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32		250	250		284	284
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO, 6.531%, 3/15/11		400	400		448	448
Series 2001-1, Series A1, CMO, 6.079%, 5/15/33		78	78		83	83
JP Morgan Chase Commercial Mortgage
Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32		125	125		143	143
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33		285	285		317	317
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39		200	200		220	220

Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,849)						2,940

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 33.6%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 5/1/19		1,922	1,922		1,930	1,930
5.00%, 10/1/18 - 4/1/34	471	4,232	4,703	471	4,259	4,730
5.50%, 3/1/31 - 2/1/34	456	2,023	2,479	465	2,064	2,529
6.00%, 12/1/13 - 12/1/33		1,404	1,404		1,460	1,460
6.50%, 4/1/16 - 1/1/34	343	2,427	2,770	361	2,556	2,917
7.00%, 11/1/30 - 6/1/32		141	141		149	149
7.50%, 4/1/15		12	12		13	13
TBA, 6.00%, 1/1/19		149	149		157	157
Federal National Mortgage Assn.
4.50%, 5/1/18 - 1/1/19		2,305	2,305		2,316	2,316
5.00%, 10/1/18 - 4/1/34		4,551	4,551		4,580	4,580
5.50%, 3/1/31 - 6/1/34	415	10,298	10,713	423	10,598	11,021
6.00%, 6/1/16 - 3/1/33	1,370	444	1,814	1,423	467	1,890
6.50%, 4/1/15 - 12/1/32		2,410	2,410		2,546	2,546
7.00%, 11/1/30 - 7/1/32		689	689		732	732
7.50%, 10/1/25 - 4/1/31		135	135		145	145
8.00%, 3/1/31		119	119		129	129
TBA, 6.00%, 1/1/33		7,103	7,103		7,365	7,365
Government National Mortgage Assn.
4.50%, 3/20/34		490	490		480	480
5.00%, 7/15 - 9/15/33		2,314	2,314		2,325	2,325
5.50%, 2/20/34		839	839		859	859
6.00%, 7/15/16 - 8/20/34		2,262	2,262		2,361	2,361
6.50%, 5/15/16 - 9/20/34		296	296		314	314
7.00%, 3/15/13 - 6/15/31		299	299		319	319
7.50%, 11/15/12 - 1/15/32		437	437		470	470
8.00%, 1/15/26		55	55		60	60

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $51,023)						51,797

FOREIGN GOVERNMENT OBLIGATIONS & AGENCY OBLIGATIONS 2.3%
Asian Development Bank
2.38%, 3/15/06	3		3	3		3
6.75%, 6/11/07	4		4	4		4
Asian Development Bank, MTN, 4.88%, 2/5/07	7		7	7		7

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

BP Canada Energy, 6.75%, 2/15/05	4		4	4		4
British Columbia
4.63%, 10/3/06	4		4	4		4
5.38%, 10/29/08	4		4	4		4
Canadian Government, 5.25%, 11/5/08	12		12	13		13
Canada Mortgage & Housing, 2.95%, 6/2/08		100	100		99	99
Deutsche Telekom, 8.50%, 6/15/10	3		3	3		3
Deutsche Telekom, 8.50%, 6/15/10	13		13	16		16
European Investment Bank
2.70%, 4/20/07		100	100		99	99
3.375%, 6/12/13		250	250		241	241
STEP, 4.00%, 8/30/05		100	100		102	102
European Investment Bank
2.38%, 3/15/06	7		7	7		7
3.38%, 3/16/09	7		7	7		7
4.88%, 9/6/06	16		16	17		17
5.63%, 1/24/06	5		5	5		5
Hydro-Quebec
7.50%, 4/1/16		100	100		124	124
8.00%, 2/1/13	11		11	14		14
Inter-American Development Bank
4.38%, 9/20/12	5		5	5		5
5.38%, 1/18/06	5		5	5		5
6.375%, 10/22/07		100	100		109	109
7.375%, 1/15/10		100	100		118	118
7.38%, 1/15/10	6		6	7		7
Inter-American Development Bank, MTN, 3.38%, 3/17/08	5		5	5		5
International Bank for Reconstruction & Development
5.00%, 3/28/06	19		19	20		20
7.00%, 1/27/05	19		19	19		19
International Bank for Reconstruction & Development, 6.625%, 8/21/06		100	100		107	107
KFW International Finance, 4.75%, 1/24/07	11	100	111		104	104
Province of Manitoba
2.75%, 1/17/06	4		4	4		4
5.50%, 10/1/08	4		4	4		4
7.50%, 2/22/10	4	100	104	5	118	123

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Province of New Brunswick, 3.50%, 10/23/07	4		4	4		4
Province of Newfoundland
8.65%, 10/22/22	4		4	6		6
7.32%, 10/13/23	4		4	5		5
Province of Nova Scotia, 5.75%, 2/27/12	4		4	5		5
Province of Ontario
2.63%, 12/15/05	4		4	4		4
3.13%, 5/2/08	4		4	4		4
3.50%, 9/17/07	4	100	104	4	101	105
3.625%, 10/21/09		300	300		300	300
3.75%, 12/15/09	4		4	4		4
4.20%, 6/30/05	4		4	4		4
5.13%, 7/17/12	4		4	4		4
5.50%, 10/1/08	4		4	4		4
6.00%, 2/21/06	4	100	104	4	104	108
7.00%, 8/4/05	4		4	4		4
Province of Quebec
5.00%, 7/17/09	4		4	4		4
5.50%, 4/11/06	4		4	4		4
5.75%, 2/15/09	4		4	4		4
6.13%, 1/22/11	4		4	5		5
7.00%, 1/30/07	4	100	104	5	109	114
7.13%, 2/9/24	4		4	5		5
7.50%, 7/15/23	4		4	5		5
7.50%, 9/15/29	4	100	104	5	129	134
Province of Saskatchewan, 7.13%, 3/15/08	4		4	4		4
Republic of Chile, 5.50%, 1/15/13		80	80		84	84
Republic of Finland, 5.88%, 2/27/06	3		3	3		3
Republic of Italy
2.50%, 3/31/06		250	250		250	250
2.75%, 12/15/06	12		12	12		12
3.625%, 9/14/07		100	100		101	101
4.38%, 10/25/06	24		24	25		25
5.63%, 6/15/12	8		8	9		9
6.00%, 2/22/11	6		6	7		7
Republic of South Africa, 6.50%, 6/2/14		100	100		109	109

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

Republic of South Korea, 8.875%, 4/15/08		100	100		118	118
United Mexican States
6.375%, 1/16/13		100	100		106	106
7.50%, 1/14/12		100	100		114	114
9.875%, 2/1/10		100	100		124	124
11.375%, 9/15/16		100	100		149	149
Vodafone Group
6.65%, 5/1/08	10		10	11		11
7.88%, 2/15/30	10		10	13		13

Total Foreign Government Obligations & Agency Obligations (Cost $3,154)						3,478

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 37.5%
Federal Home Loan Bank
2.50%, 3/15/06		500	500		500	500
2.875%, 9/15/06		500	500		501	501
5.125%, 3/6/06	185	2,400	2,585	191	2,481	2,672
5.75%, 5/15/12		185	185		203	203
5.80%, 9/2/08		1,000	1,000		1,087	1,087
Federal Home Loan Mortgage
1.875%, 2/15/06		500	500		496	496
2.375%, 2/15/07		500	500		495	495
2.75%, 3/15/08		275	275		271	271
3.625%, 9/15/08		500	500		505	505
4.50%, 7/15/13 - 1/15/14		1,250	1,250		1,262	1,262
4.88%, 3/15/07	40		40	42		42
5.25%, 1/15/06	100		100	103		103
5.50%, 7/15/06	110	500	610	115	523	638
5.75%, 3/15/09 - 1/15/12	100	300	400	109	330	439
6.875%, 9/15/10		200	200		231	231
7.00%, 7/15/05	150	970	1,120	174	1,002	1,176
Federal National Mortgage Assn.
2.00%, 1/15/06		500	500		497	497
2.375%, 2/15/07		500	500		495	495
4.25%, 7/15/07	60		60	62		62
4.38%, 10/15/06	60		60	62		62
5.00%, 1/15/07	97		97	101		101

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

5.25%, 1/15/09 - 8/1/12	60	115	175	64	120	184
5.50%, 2/15/06 - 3/15/11	135	300	435	140	325	465
6.00%, 5/15/08 - 5/15/11	215	750	965	238	823	1,061
6.25%, 5/15/29	67	775	842	76	877	953
6.625%, 10/15/07 - 11/15/30		1,200	1,200		1,364	1,364
6.63%, 9/15/09	100		100	113		113
7.00%, 7/15/05	90		90	93		93
7.25%, 1/15/10	90	650	740	105	757	862
Tennessee Valley Authority, 4.75%, 8/1/13		200	200		205	205
U.S. Treasury Bonds
5.25%, 2/15/29	124	660	784	130	696	826
5.375%, 2/15/31	117	1,950	2,067	127	2,117	2,244
5.50%, 8/15/28	96		96	105		105
6.00%, 2/15/26	164	925	1,089	189	1,068	1,257
6.13%, 11/15/27	123		123	145		145
6.25%, 8/15/23 - 5/15/30	262	1,660	1,922	314	1,961	2,275
7.25%, 5/15/16	80	700	780	101	888	989
7.50%, 11/15/16	75		75	97		97
8.50%, 2/15/20	12		12	17		17
8.75%, 5/15/17	25		25	35		35
9.25%, 2/15/16	20		20	29		29
9.875%, 11/15/15	80	550	630	120	825	945
U.S. Treasury Notes
1.50%, 3/31/06		4,250	4,250		4,201	4,201
1.875%, 12/31/05		2,700	2,700		2,688	2,688
2.25%, 2/15/07		2,000	2,000		1,982	1,982
2.38%, 8/31/06	360		360	359		359
2.625%, 11/15/06 - 3/15/09	295	2,950	3,245	295	2,911	3,206
2.63%, 5/15/08 - 3/15/09	370		370	364		364
2.75%, 6/30/06 - 8/15/07	150	1,600	1,750	150	1,605	1,755
3.00%, 11/15/07 - 2/15/09	362	500	862	364	497	861
3.125%, 4/15/09		2,000	2,000		1,994	1,994
3.13%, 9/15/08 - 4/15/09	275		275	275		275
3.25%, 8/15/07	195		195	198		198
3.375%, 12/15/08 - 9/15/09		2,650	2,650		2,669	2,669
3.50%, 8/15/09	145		145	147		147

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund¹	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma T. Rowe Price U.S. Bond Index Fund

3.63%, 5/15/13	200		200	196		196
3.88%, 2/15/13	185		185	185		185
4.00%, 6/15/09 - 2/15/14	469		469	476		476
4.25%, 11/15/13 - 8/15/14	535	3,700	4,235	546	3,773	4,319
4.38%, 5/15/07 - 8/15/12	180		180	187		187
4.63%, 5/15/06	198		198	205		205
4.75%, 11/15/08 - 5/15/14	360		360	382		382
4.88%, 2/15/12	197		197	211		211
5.00%, 2/15 - 8/15/11	353		353	381		381
5.50%, 2/15/08 - 5/15/09	406	100	506	443	108	551
5.63%, 2/15/06 - 5/15/08	232		232	247		247
5.75%, 11/15/05 - 8/15/10	338		338	366		366
5.88%, 11/15/05	197		197	204		204
6.00%, 8/15/09	159		159	178		178
6.13%, 8/15/07	130		130	141		141
6.25%, 2/15/07	109	400	509	118	432	550
6.50%, 10/15/06 - 2/15/10	372	650	1,022	416	748	1,164
6.625%, 5/15/07	74	610	684	81	668	749
6.88%, 5/15/06	181		181	193		193
7.00%, 7/15/06	137		137	147		147

Total U.S. Government & Agency Obligations (excluding Mortgage-Backed) (Cost $56,609)						57,833

COMMON STOCKS 0.8%
iShares Goldman Sachs Corp. Bond Fund	6		6	692		692
iShares Lehman Brothers Aggregate Bond Fund	6		6	619		619

Total Common Stock (Cost $1,278)						1,311

MONEY MARKET FUNDS 5.0%

T. Rowe Price Reserve Investment Fund, 1.81% #		7,785	7,785		7,785	7,785

Total Money Market Funds (Cost $7,785)

Total Investments in Securities

104.1% of Net Assets (Cost $16,642, $140,225 and $156,867 respectively)				$16,962	$143,662	$160,624

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments
October 31, 2004
UNAUDITED

[1]	All securities conform to the investment program of the T. Rowe Price U.S. Bond Index Fund.
#	Seven-day yield
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $854 and represents 0.5% of net assets

CMO	Collateralized Mortgage Obligation
MTN	Medium Term Note
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced security was purchased on a forward commitment basis
The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE EXTENDED MARKET INDEX FUND
T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
PRO FORMA T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
UNAUDITED

Dollar amounts in thousands (except Net Asset Value per share)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma Adjustments (D)	Pro Forma T. Rowe Price Extended Equity Market Index Fund

Assets
Investments in securities, at cost	$47,239	$161,714		$208,953
Net unrealized gain (loss) on securities	6,704	28,608		35,312

Investments in securities, at value	53,943	190,322		244,265
Other assets	1,303	793		2,096

Total assets	55,246	191,115		246,361

Liabilities
Other liabilities	76	29,997		30,073

Total liabilities	76	29,997		30,073

NET ASSETS	$55,170	$161,118		$216,288

Net Assets Consist of:
Accumulated net investment income – net of distributions	$(186)	$108		$(78)
Accumulated net realized gain (loss) – net of distributions	701	(13,774)		(13,073)
Net unrealized gain (loss)	6,734	28,694		35,428
Paid-in-capital applicable to $0.00001 par value per share capital stock outstanding; 1,000,000,000 shares authorized		146,090		146,090
Paid-in-capital applicable to no par value per share of beneficial interest; unlimited shares authorized	47,921			47,921

NET ASSETS	$55,170	$161,118		$216,288

FUND SHARES OUTSTANDING	6,487,315	12,157,299	(2,323,572)	16,321,042

NET ASSET VALUE PER SHARE	$8.50	$13.25		$13.25

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE ASIAN PACIFIC INDEX FUND
TD WATERHOUSE EUROPEAN INDEX FUND
T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
PRO FORMA T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004
UNAUDITED

Dollar amounts in thousands (except Net Asset Value per share)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma Adjustments (F)	Pro Forma T. Rowe Price International Equity Index Fund

Assets
Investments in securities, at cost	$9,473	$9,915	$49,258		$68,646
Net unrealized gain (loss) on securities	787	1,773	4,366		6,926

Investments in securities, at value	10,260	11,688	53,624		75,572
Other assets	1,273	457	3,029		4,759

Total assets	11,533	12,145	56,653		80,331

Liabilities
Other liabilities	22	8	8,313		8,343

Total liabilities	22	8	8,313		8,343

NET ASSETS	$11,511	$12,137	$48,340		$71,988

Net Assets Consist of:
Accumulated net investment income - net of distributions	$24	$(18)	$630		$636
Accumulated net realized gain/loss - net of distributions	(2,358)	(1,901)	(479)		(4,738)
Net unrealized gain (loss)	807	1,788	4,367		6,962
Paid-in-capital applicable to $0.00001 par value per share capital stock outstanding; 1,000,000,000 shares authorized			43,822		43,822
Paid-in-capital applicable to no par value per share of beneficial interest; unlimited shares authorized	13,038	12,268			25,306

NET ASSETS	$11,511	$12,137	$48,340		$71,988

FUND SHARES OUTSTANDING	1,574,374	1,419,159	4,972,493	(560,583)	7,405,443

NET ASSET VALUE PER SHARE	$7.31	$8.55	$9.72		$9.72

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE BOND INDEX FUND
T. ROWE PRICE U.S. BOND INDEX FUND
PRO FORMA T. ROWE PRICE U.S. BOND INDEX FUND STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004
UNAUDITED

Dollar amounts in thousands (except Net Asset Value per share)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma Adjustments (C)	Pro Forma T. Rowe Price U.S. Bond Index Fund

Assets
Investments in securities, at cost	$16,642	$140,225		$156,867
Net unrealized gain (loss) on securities	331	3,437		3,768

Investments in securities, at value	16,973	143,662		160,635
Other assets	266	2,184		2,450

Total assets	17,239	145,846		163,085

Liabilities
Other liabilities	106	8,698		8,804

Total liabilities	106	8,698		8,804

NET ASSETS	$17,133	$137,148		$154,281

Net Assets Consist of:
Accumulated net investment income – net of distributions	$—	$(62)		$(62)
Accumulated net realized gain (loss) – net of distributions	(9)	(11)		(20)
Net unrealized gain (loss)	331	3,437		3,768
Paid-in-capital applicable to $0.00001 par value per share capital stock outstanding; 2,000,000,000 shares authorized		133,784		133,784
Paid-in-capital applicable to no par value per share of beneficial interest; unlimited shares authorized	16,811			16,811

NET ASSETS	$17,133	$137,148		$154,281

FUND SHARES OUTSTANDING	1,596,398	12,684,940	(11,449)	14,269,889

NET ASSET VALUE PER SHARE	$10.73	$10.81		$10.81

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE EXTENDED MARKET INDEX FUND
T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
PRO FORMA T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
UNAUDITED

Amounts in thousands

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma Adjustments		Pro Forma T. Rowe Price Extended Equity Market Index Fund

Investment Income
Income
Dividend	$467	$1,594			$2,061
Security Lending	—	72			72
Interest	1	8			9

Total income	468	1,674			2,142

Expenses
Investment management and administrative	155	546	$66	Note 2A	767
Shareholder servicing	116		(116)	Note 2B	—
Custody	1		(1)	Note 2B	—
Prospectus and shareholder reports	22		(22)	Note 2B	—
Legal and audit	63		(63)	Note 2B	—
Registration	23		(23)	Note 2B	—
Trustees	10		(10)	Note 2B	—
Miscellaneous	14		(14)	Note 2B	—
Reduction of fees and expenses reimbursed by the manager and its affiliates	(249)		249	Note 2C	—

Total expenses	155	546	66		767

Net investment income	313	1,128	(66)		1,375

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	941	3,198			4,139
Futures	—	514			514

Net realized gain (loss)	941	3,712			4,653

Change in net unrealized gain (loss)
Securities	6,389	19,338			25,727
Futures	—	(35)			(35)

Change in net unrealized gain (loss)	6,389	19,303			25,692

Net realized and unrealized gain (loss)	7,330	23,015			30,345

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,643	$24,143	$(66)		$31,720

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE ASIAN PACIFIC INDEX FUND
TD WATERHOUSE EUROPEAN INDEX FUND
T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
PRO FORMA T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2004
UNAUDITED

Amounts in thousands

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma Adjustments		Pro Forma T. Rowe Price International Equity Index Fund

Investment Income
Income
Dividend	$140	$274	$829			$1,243
Security lending	—	—	16			16

Total income	140	274	845			1,259

Expenses
Investment management and administrative	45	50	171	$24	Note 2A, 2B	290
Shareholder servicing	26	30		(56)	Note 2C	—
Custody	27	93		(120)	Note 2C	—
Prospectus and shareholder reports	7	11		(18)	Note 2C	—
Legal and audit	37	38		(75)	Note 2C	—
Registration	18	20		(38)	Note 2C	—
Trustees	9	8		(17)	Note 2C	—
Miscellaneous	17	23		(40)	Note 2C	—
Reduction of fees and expenses reimbursed by the manager and its affiliates	(134)	(215)		349	Note 2D, 2E	—

Total expenses	52	58	171	9		290

Net investment income	88	216	674	(9)		969

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	71	108	57			236
Foreign currency transactions	(45)	(8)	(15)			(68)

Net realized gain (loss)	26	100	42			168

Change in net unrealized gain (loss)
Securities	576	1,454	4,063			6,093
Other assets and liabilities denominated in foreign currencies	51	13	(1)			63

Change in net unrealized gain (loss)	627	1,467	4,062			6,156

Net realized and unrealized gain (loss)	653	1,567	4,104			6,324

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$741	$1,783	$4,778	$(9)		$7,293

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE BOND INDEX FUND
T. ROWE PRICE U.S. BOND INDEX FUND
PRO FORMA T. ROWE PRICE U.S. BOND INDEX FUND STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2004
UNAUDITED

Amounts in thousands

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma Adjustments		Pro Forma T. Rowe Price U.S. Bond Index Fund

Investment Income
Income
Interest	$614	$4,161			$4,775
Dividend	51	125			176

Total income	665	4,286			4,951

Expenses
Investment management and administrative	64	311	$(16)	Note 2A	359
Shareholder servicing	48		(48)	Note 2A	—
Custody	13		(13)	Note 2A	—
Prospectus and shareholder reports	16		(16)	Note 2A	—
Legal and audit	44		(44)	Note 2A	—
Registration	18		(18)	Note 2A	—
Trustees	9		(9)	Note 2A	—
Miscellaneous	34		(34)	Note 2A	—
Reduction of fees and expenses reimbursed by the manager and its affiliates	(190)		190	Note 2B	—

Total expenses	56	311	(8)		359

Net investment income	609	3,975	8		4,592

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities	12	242			254
Change in net unrealized gain or loss on securities	122	687			809

Net realized and unrealized gain (loss)	134	929			1,063

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$743	$4,904	$8		$5,655

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE EXTENDED MARKET INDEX FUND
T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
NOTES TO PRO FORMA T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND FINANCIAL STATEMENTS
December 31, 2004

Unaudited

Note 1 - Basis of Presentation

Subject to approval of the Agreement and Plan of Reorganization (“Agreement”) by the shareholders of TD Waterhouse Extended Market Index Fund (TDX), T. Rowe Price Extended Equity Market Index Fund (XMX), a series of T. Rowe Price Index Trust, Inc., would acquire substantially all of the assets of TDX in exchange for shares of XMX at the net asset value as of the Valuation Date as defined in the Agreement.  Shares of XMX would then be distributed such that shareholders of TDX will receive XMX shares having an aggregate net asset value equal to the aggregate net asset value of their TDX shares.  TDX will be liquidated thereafter.  The proposed merger is intended to qualify as a tax-free reorganization for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders.

The pro forma information is intended to provide the shareholders of TDX and XMX with information about the impact of the proposed merger by showing how it might have affected historical financial statements if the transactions had been consummated at an earlier date.  The pro forma T. Rowe Price Extended Equity Market Index Fund Portfolio of Investments and Statement of Assets and Liabilities as of December 31, 2004 have been presented as if the proposed merger had taken place on December 31, 2004, and the pro forma T. Rowe Price Extended Equity Market Index Fund Statement of Operations for the year ended December 31, 2004 has been presented as if the proposed merger had taken place on January 1, 2004.  This information is based upon historical financial statement data giving effect to the pro forma adjustments described below.  The pro forma financial statements should be read in conjunction with the separate financial statements of TDX and XMX, which are incorporated by reference into this Statement of Additional Information.

Note 2 - Pro Forma Adjustments

The pro forma T. Rowe Price Extended Equity Market Index Fund Statement of Operations reflects the following adjustments:

A)	An increase in management and administrative expense reflecting the difference between the TDX management fee rate of 0.30% and the XMX all-inclusive fee rate of 0.40%.

B)	A decrease in expense reflecting the all-inclusive nature of the management and administrative fee paid by XMX, in lieu of operating expenses.

C)	A decrease in the amount of expense reimbursed by the respective manager reflecting the all-inclusive fee arrangement of XMX.

D)	A decrease in the amount of shares outstanding as a result of the change in net asset value per share between TDX and XMX.

TD WATERHOUSE ASIAN PACIFIC INDEX FUND
TD WATERHOUSE EUROPEAN INDEX FUND
T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
NOTES TO PRO FORMA T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND FINANCIAL STATEMENTS
OCTOBER 31, 2004

Unaudited

Note 1 - Basis of Presentation

Subject to approval of the Agreement and Plan of Reorganization (“Agreement”) by the shareholders of TD Waterhouse Asian Pacific Index Fund (TDA) and TD Waterhouse European Index Fund (TDE), T. Rowe Price International Equity Index Fund (IXF), a series of T. Rowe Price International Index Fund, Inc., would acquire substantially all of the assets of TDA and TDE in exchange for shares of IXF at the net asset value as of the Valuation Date as defined in the Agreement.  Shares of IXF would then be distributed such that shareholders of TDA and TDE will receive IXF shares having an aggregate net asset value equal to the aggregate net asset value of their respective TDA and TDE shares.  TDA and TDE will be liquidated thereafter.  The proposed mergers are intended to qualify as tax-free reorganizations for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders.  The proposed mergers of TDA and TDE with IXF are not contingent upon approval by the other fund.

The pro forma information is intended to provide the shareholders of TDA, TDE, and IXF with information about the impact of the proposed mergers by showing how the mergers might have affected historical financial statements if the transactions had been consummated at an earlier date.  The pro forma T. Rowe Price International Equity Index Fund Portfolio of Investments and Statement of Assets and Liabilities as of October 31, 2004 have been presented as if the proposed mergers had taken place on October 31, 2004, and the pro forma T. Rowe Price International Equity Index Fund Statement of Operations for the year ended October 31, 2004 have been presented as if the proposed mergers had taken place on November 1, 2003.  This information is based upon historical financial statement data giving effect to the pro forma adjustments described below.  The pro forma financial statements should be read in conjunction with the separate financial statements of TDA, TDE, and IXF, which are incorporated by reference into this Statement of Additional Information.

Note 2 - Pro Forma Adjustments

The pro forma T. Rowe Price International Equity Index Fund Statement of Operations reflect the following adjustments:
A)	An increase in management and administrative expense reflecting the difference between the TDA management fee rate of 0.40% and the IXF all-inclusive fee rate of 0.50%.

B)	An increase in management and administrative expense reflecting the difference between the TDE management fee rate of 0.40% and the IXF all-inclusive fee rate of 0.50%.

C)	A decrease in expense reflecting the all-inclusive nature of the management and administrative fee paid by IXF, in lieu of operating expenses.

D)	A decrease in the amount of expense reimbursed by the respective manager reflecting:
(i) the all-inclusive fee arrangement of IXF; and
(ii) the difference between the IXF all-inclusive fee rate of 0.50% and the TDA expense limitation of 0.58%.

E)	A decrease in the amount of expense reimbursed by the respective manager reflecting:
(i) the all-inclusive fee arrangement of IXF; and
(ii) the difference between the IXF all-inclusive fee rate of 0.50% and the TDE expense limitation of 0.58%.

F)	A decrease in the amount of shares outstanding as a result of the change in net asset value per share between TDA, TDE and IXF.

TD WATERHOUSE BOND INDEX FUND
T. ROWE PRICE U.S. BOND INDEX FUND
NOTES TO PRO FORMA T. ROWE PRICE U.S. BOND INDEX FUND FINANCIAL STATEMENTS
OCTOBER 31, 2004

Unaudited

Note 1 - Basis of Presentation

Subject to approval of the Agreement and Plan of Reorganization (“Agreement”) by the shareholders of TD Waterhouse Bond Index Fund (TDB), T. Rowe Price U.S. Bond Index Fund, Inc. (UBX) would acquire substantially all of the assets of TDB in exchange for shares of UBX at the net asset value as of the Valuation Date as defined in the Agreement.  Shares of UBX would then be distributed such that shareholders of TDB will receive UBX shares having an aggregate net asset value equal to the aggregate net asset value of their TDB shares.  TDB will be liquidated thereafter.  The proposed merger is intended to qualify as a tax-free reorganization for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders.

The pro forma information is intended to provide the shareholders of TDB and UBX with information about the impact of the proposed merger by showing how it might have affected historical financial statements if the transaction had been consummated at an earlier date.  The pro forma T. Rowe Price U.S. Bond Index Fund Portfolio of Investments and Statement of Assets and Liabilities as of October 31, 2004 have been presented as if the proposed merger had taken place on October 31, 2004, and the pro forma T. Rowe Price U.S. Bond Index Fund Statement of Operations for the year ended October 31, 2004 has been presented as if the proposed merger had taken place on November 1, 2003.  This information is based upon historical financial statement data giving effect to the pro forma adjustments described below.  The pro forma financial statements should be read in conjunction with the separate financial statements of TDB and UBX, which are incorporated by reference into this Statement of Additional Information.

Note 2 - Pro Forma Adjustments

The pro forma T. Rowe Price U.S. Bond Index Fund Statement of Operations reflects the following adjustments:

A)	A decrease in expense reflecting the all-inclusive nature of the management and administrative fee paid by UBX, in lieu of operating expenses.

B)	A decrease in the amount of expense reimbursed by the respective manager reflecting:
(i) the all-inclusive fee arrangement of UBX; and
(ii) the difference between the UBX all-inclusive fee rate of 0.30% and the TDB expense limitation of 0.35%.

C)	A decrease in the amount of shares outstanding as a result of the change in net asset value per share between TDB and UBX.